As filed with the Securities and Exchange Commission on July 27, 2012

Securities Act File No. 033-45671

Investment Company Act File No. 811-06557

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 89	☒

RIDGEWORTH FUNDS

(Exact Name of Registrant as Specified in Charter)

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-784-3863

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Bingham McCutchen LLP 2020 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 1, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On ______ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

ALLOCATION STRATEGIES A, C, & I SHARES PROSPECTUS August 1, 2012

	A Shares	C Shares	I Shares
Investment Adviser: RidgeWorth Investments®
• Aggressive Growth Allocation Strategy	SLAAX	CLVLX	CVMGX
• Conservative Allocation Strategy	SVCAX	SCCLX	SCCTX
• Growth Allocation Strategy	SGIAX	SGILX	CLVGX
• Moderate Allocation Strategy	SVMAX	SVGLX	CLVBX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	AGGRESSIVE GROWTH ALLOCATION STRATEGY

6	CONSERVATIVE ALLOCATION STRATEGY

11	GROWTH ALLOCATION STRATEGY

16	MODERATE ALLOCATION STRATEGY

21	MORE INFORMATION

26	MORE INFORMATION ABOUT INDICES

26	MORE INFORMATION ABOUT FUND INVESTMENTS

26	INFORMATION ABOUT PORTFOLIO HOLDINGS

26	MANAGEMENT

27	PURCHASING, SELLING AND EXCHANGING FUND SHARES

36	MARKET TIMING POLICIES AND PROCEDURES

37	DISTRIBUTION OF FUND SHARES

37	SHAREHOLDER SERVICING PLANS

38	DIVIDENDS AND DISTRIBUTIONS

38	TAXES

39	FINANCIAL HIGHLIGHTS

BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT RIDGEWORTH FUNDS

August 1, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

ALLOCATION STRATEGIES	1

AGGRESSIVE GROWTH ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Aggressive Growth Allocation Strategy (the “Fund”) seeks to provide a high level of capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 31 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.40%	0.35%	0.70%
Acquired Fund Fees and Expenses(2)	0.89%	0.89%	0.89%

Total Annual Fund Operating Expenses	1.69%	2.34%	1.69%
Fee Waivers and/or Expense Reimbursements(3)	(0.10)%	(0.15)%	(0.30)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.59%	2.19%	1.39%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$729	$1,072	$1,437	$2,462
C Shares	$324	$724	$1,249	$2,688
I Shares	$142	$507	$896	$1,985

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$729	$1,072	$1,437	$2,462
C Shares	$224	$724	$1,249	$2,688
I Shares	$142	$507	$896	$1,985

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio.

2	ALLOCATION STRATEGIES

AGGRESSIVE GROWTH ALLOCATION STRATEGY

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 70% and 90% of its assets in Underlying Equity Funds and between 10% and 30% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in Underlying Funds that:

–	invest in common stocks of real estate investment trusts (“REITs”) and companies principally engaged in the real estate industry.

–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	invest in bank loans and other below investment grade instruments.

–	invest in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses. The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund may have exposure.

Asset Class	Investment Range (Percentage of the Aggressive Growth Allocation Strategy’s Assets)
Underlying Equity Funds	70-90%
U.S. Equities
International Equities
Emerging Market Equities
(All Market Capitalizations)
Underlying Fixed Income Funds	10-30%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

ALLOCATION STRATEGIES	3

AGGRESSIVE GROWTH ALLOCATION STRATEGY

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign securities may underperform other segments of the equity market or the equity market as a whole.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss and/or a decline in the Fund’s income.

Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Small- and Mid-Capitalization Companies Risk: Small- and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and be less liquid.

4	ALLOCATION STRATEGIES

AGGRESSIVE GROWTH ALLOCATION STRATEGY

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced or remained undervalued.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
16.09%	-21.29%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 6.71%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(6.03)%	(0.85)%	3.00%
C Shares Returns Before Taxes	(6.64)%	(1.55)%	2.56%
I Shares Returns Before Taxes	(5.70)%	(0.54)%	3.27%
I Shares Returns After Taxes on Distributions	(6.16)%	(2.22)%	2.22%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(3.58)%	(0.90)%	2.54%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	2.92%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

ALLOCATION STRATEGIES	5

AGGRESSIVE GROWTH ALLOCATION STRATEGY

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

6	ALLOCATION STRATEGIES

CONSERVATIVE ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Conservative Allocation Strategy (the “Fund”) seeks to provide a high level of capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 31 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.38%	0.30%	0.35%
Acquired Fund Fees and Expenses(2)	0.59%	0.59%	0.59%

Total Annual Fund Operating Expenses	1.37%	1.99%	1.04%
Fee Waivers and/or Expense Reimbursements(3)	(0.18)%	(0.10)%	(0.15)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.19%	1.89%	0.89%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.60%, 1.30% and 0.30% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$591	$874	$1,177	$2,036
C Shares	$294	$620	$1,073	$2,326
I Shares	$91	$318	$562	$1,262

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$591	$874	$1,177	$2,036
C Shares	$194	$620	$1,073	$2,326
I Shares	$91	$318	$562	$1,262

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

ALLOCATION STRATEGIES	7

CONSERVATIVE ALLOCATION STRATEGY

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Fixed Income Funds and exchange-traded funds (“ETFs”) that invest in bonds (together, “Underlying Fixed Income Funds”), and to a lesser extent, RidgeWorth Equity Funds and ETFs that invest in equities (together, “Underlying Equity Funds”). The Fund invests between 50% and 80% of its assets in Underlying Fixed Income Funds, and between 20% and 40% of its assets in Underlying Equity Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in Underlying Funds that:

–	invest in debt instruments, including mortgage- and asset-backed instruments, common stocks and other equity securities of U.S. and non-U.S. companies including those in both developed and emerging markets.

–	invest in bank loans and other below investment grade instruments.

–	invest in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Fixed Income Funds and Underlying Equity Funds (together, “Underlying Funds”), the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total return, volatility and expenses.

The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Asset Class	Investment Range (Percentage of the Conservative Allocation Strategy’s Assets)
Underlying Fixed Income Funds	50-80%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Equity Funds	20-40%
U.S. Equities
International Equities
Emerging Market Equities
(All Market Capitalizations)
Underlying Money Market Investments	0-20%

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

8	ALLOCATION STRATEGIES

CONSERVATIVE ALLOCATION STRATEGY

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign securities may underperform other segments of the equity market or the equity market as a whole.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss and/or a decline in the Fund’s income.

Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

Small- and Mid-Capitalization Companies Risk: Small- and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and

ALLOCATION STRATEGIES	9

CONSERVATIVE ALLOCATION STRATEGY

mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and be less liquid.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced or remained undervalued.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. (I Shares commenced operations on November 6, 2003, A Shares commenced operations on November 11, 2003 and C Shares commenced operations on April 3, 2005. Performance between March 11, 2003 and the commencement of operations of A Shares, C Shares and I Shares is that of the B Shares of the Fund, which converted into A Shares of the Fund on July 16, 2010, and has not been adjusted to reflect A Share, C Share or I Share expenses. If it had been performance for the C Shares would have been lower.) Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.57%	-4.15%
(9/30/09)	(9/30/11)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 4.08%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes	3.04%	5.12%	5.69%
C Shares Returns Before Taxes	2.29%	4.38%	5.20%
I Shares Returns Before Taxes	3.34%	5.43%	5.98%
I Shares Returns After Taxes on Distributions	2.05%	3.97%	4.65%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	2.38%	3.84%	4.43%
Hybrid 30/70 Blend of the two Indexes below (reflects no deductions for fees, expenses or taxes)	6.38%	4.82%	5.95%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	7.39%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.19%

*	Since inception of the B Shares on March 11, 2003. Benchmark return since March 1, 2003.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your

10	ALLOCATION STRATEGIES

CONSERVATIVE ALLOCATION STRATEGY

tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

ALLOCATION STRATEGIES	11

GROWTH ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Growth Allocation Strategy (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 31 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.23%	0.16%	0.54%
Acquired Fund Fees and Expenses(2)	0.77%	0.77%	0.77%

Total Annual Fund Operating Expenses	1.40%	2.03%	1.41%
Fee Waivers and/or Expense Reimbursements(3)	—	—	(0.14)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.40%	2.03%	1.27%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$710	$995	$1,301	$2,166
C Shares	$308	$643	$1,103	$2,376
I Shares	$130	$435	$762	$1,688

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$710	$995	$1,301	$2,166
C Shares	$208	$643	$1,103	$2,376
I Shares	$130	$435	$762	$1,688

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

12	ALLOCATION STRATEGIES

GROWTH ALLOCATION STRATEGY

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) that invest in equities (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 60% and 80% of its assets in Underlying Equity Funds and between 10% and 40% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in Underlying Funds that:

–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	invest in bank loans and other below investment grade instruments.

–	invest in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses. The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Asset Class	Investment Range (Percentage of the Growth Allocation Strategy’s Assets)
Underlying Equity Funds	60-80%
U.S. Equities
International Equities
Emerging Market Equities
(All Market Capitalizations)
Underlying Fixed Income Funds	10-40%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

ALLOCATION STRATEGIES	13

GROWTH ALLOCATION STRATEGY

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: The risk of owning shares of an ETF generally reflects the risk of owning the underlying securities the ETF is designed to track. Liquidity in an ETF could result in more volatility than ownership of the underlying portfolio of securities. In addition, because of ETF’s management expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign securities may underperform other segments of the equity market or the equity market as a whole.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund on an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss and/or a decline in the Fund’s income.

Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Treasury inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit,

14	ALLOCATION STRATEGIES

GROWTH ALLOCATION STRATEGY

but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stock are selling at a discount from their perceived worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced or remained undervalued.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. (A Shares commenced operations on November 5, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class, is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.) Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.20%	-14.19%
(6/30/03)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 5.76%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(2.48)%	1.55%	4.23%
C Shares Returns Before Taxes	(3.12)%	0.81%	3.72%
I Shares Returns Before Taxes	(2.07)%	1.86%	4.50%
I Shares Returns After Taxes on Distributions	(2.80)%	0.35%	3.42%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.25)%	1.00%	3.45%
Hybrid 70/30 Blend of the two Indexes below (reflects no deductions for fees, expenses or taxes)	4.08%	2.12%	4.07%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	2.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.

ALLOCATION STRATEGIES	15

GROWTH ALLOCATION STRATEGY

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A , C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

16	ALLOCATION STRATEGIES

MODERATE ALLOCATION STRATEGY

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Moderate Allocation Strategy (the “Fund”) seeks to provide capital appreciation and current income.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 31 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.10%	0.10%	0.10%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.22%	0.12%	0.46%
Acquired Fund Fees and Expenses(2)	0.68%	0.68%	0.68%

Total Annual Fund Operating Expenses	1.30%	1.90%	1.24%
Fee Waivers and/or Expense Reimbursements(3)	—	—	(0.06)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	1.90%	1.18%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70%, 1.30% and 0.50% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$701	$966	$1,251	$2,060
C Shares	$295	$602	$1,035	$2,238
I Shares	$121	$390	$679	$1,502

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$701	$966	$1,251	$2,060
C Shares	$195	$602	$1,035	$2,238
I Shares	$121	$390	$679	$1,502

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

ALLOCATION STRATEGIES	17

MODERATE ALLOCATION STRATEGY

Principal Investment Strategies

The Fund invests pursuant to an asset allocation strategy in a combination of RidgeWorth Equity Funds and exchange-traded funds (“ETFs”) (together, “Underlying Equity Funds”), and, to a lesser extent, RidgeWorth Fixed Income Funds and ETFs that invest in bonds (together, “Underlying Fixed Income Funds”). The Fund invests between 40% and 60% of its assets in Underlying Equity Funds and between 30% and 60% of its assets in Underlying Fixed Income Funds (together, “Underlying Funds”). The Fund’s remaining assets may be invested in cash and cash equivalents, including unaffiliated money market funds, securities issued by the U.S. government, its agencies or instrumentalities, repurchase agreements and short-term paper.

The Fund may invest in Underlying Funds that:

–	invest in common stocks, other equity securities and debt instruments, including mortgage- and asset-backed instruments, of U.S. and non-U.S. companies. The Underlying Fund may invest in companies of any size and in both developed and emerging markets.

–	invest in bank loans and other below investment grade instruments.

–	invest in inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” which are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.

In selecting a diversified portfolio of Underlying Funds, the Adviser analyzes many factors, including the Underlying Funds’ investment objectives, total returns, volatility and expenses.

The table that follows shows how the Adviser currently expects to allocate the Fund’s portfolio among asset classes. The table also shows the sectors within those asset classes to which the Fund will currently have exposure.

Asset Class	Investment Range (Percentage of the Moderate Allocation Strategy’s Assets)
Underlying Equity Funds	40-60%
U.S. Equities
International Equities
Emerging Market Equities
(All Market Capitalizations)
Underlying Fixed Income Funds	30-60%
U.S. Investment Grade Bonds
U.S. High Yield Bonds
U.S. Floating Rate Securities (including bank loans)
International Bonds
Emerging Market Bonds
Underlying Money Market Investments	0-20%

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The value of an investment in the Fund is based primarily on the performance of the Underlying Funds and the allocation of the Fund’s assets among them. The Adviser’s asset allocation decisions may not anticipate market trends successfully. The risks of the Fund will directly correspond to the risks of the Underlying Funds in which it invests. These risks will vary depending upon how the assets are allocated among the Underlying Funds. Certain risks associated with investing in the Underlying Funds are described in this section.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or re-allocated.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds,” including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

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Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign securities may underperform other segments of the equity market or the equity market as a whole.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities including difficult or frozen credit markets, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss and/or a decline in the Fund’s income.

Real Estate Investment Risk: The Fund or an Underlying ETF invests in companies that invest in real estate (e.g. real estate investment trusts) and is exposed to risks specific to the real estate market, including interest rate risk, leverage risk, property risk and management risk.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Treasury

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inflation protected securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued by the Fund or an Underlying Fund may actually be appropriately priced or remained undervalued.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. (A Shares commenced operations on October 10, 2003 and C Shares commenced operations on April 5, 2005. Performance prior to the commencement of operations of each respective class is that of I Shares of the Fund, and has not been adjusted to reflect expenses associated with other classes. If it had been, performance would have been lower.) Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
10.72%	-9.15%
(6/30/03)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 5.04%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	0.39%	3.10%	4.68%
C Shares Returns Before Taxes	(0.22)%	2.40%	4.19%
I Shares Returns Before Taxes	0.79%	3.43%	4.93%
I Shares Returns After Taxes on Distributions	(0.20)%	2.03%	3.74%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.62%	2.25%	3.66%
Hybrid 50/50 Blend of the two Indexes below (reflects no deductions for fees, expenses or taxes)	5.28%	3.54%	4.70%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25)%	2.92%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts

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(“IRA”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser

RidgeWorth Investments is the Fund’s investment adviser.

Portfolio Management

Mr. Alan Gayle, Managing Director of the Adviser, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A , C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information

More Information About Principal Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.

More Information About Principal Risks

Asset Allocation Risk

All Funds

A Fund’s particular asset allocation can have a significant effect on performance. Asset allocation risk is the risk that the selection of the Underlying Funds and the allocation of the Underlying Funds’ assets among the various market segments may cause a Fund to underperform other funds with similar investment objectives. Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.

Below Investment Grade Securities Risk

All Funds

Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch or “Baa3” by Moody’s), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Debt Securities Risk

All Funds

The prices of an Underlying Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an Underlying Fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause an Underlying Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that an Underlying Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause an Underlying Fund to reinvest those assets at a rate lower than originally anticipated.

Equity Securities Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

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Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange-Traded Fund Risk

All Funds

Each Fund and Underlying Fund may purchase shares of ETFs to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund or Underlying Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Floating Rate Loan Risk

All Funds

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated, therefore, an Underlying Fund relies heavily on the analytical ability of the Underlying Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. Borrowers may repay principal faster than the scheduled due date which may result in an Underlying Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be fully collateralized which may cause the loan to decline significantly in value.

As a result of multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over an Underlying Fund.

Seix Investment Advisors LLC (“Seix”), the Subadviser to the Seix Floating Rate High Income Fund, an Underlying Fund in which the Funds may invest, has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that an Underlying Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Securities Risk

All Funds

Foreign securities, including depositary receipts such as American Depositary Receipts, involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. These risks are increased for investments in emerging markets.

Specific Risks of Foreign Securities:

•

Political and Economic Risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

•

Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those that U.S. companies must meet. In addition, there may be less information publicly available about such companies.

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•

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

•	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

•

Custody/Sub-Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. A Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currencies. The laws of certain countries may limit the ability to recover such assets if the a foreign bank or depository, or an agent of the bank or depository, goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

•

Currency Risk. Non-U.S. securities in which the Underlying Fund may invest, with the exception of ADRs, generally trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect an Underlying Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Underlying Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Underlying Fund’s non-U.S. holdings whose value is tied to that particular currency.

•

Emerging Markets Risk. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Growth Stock Risk

All Funds

Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Large-Capitalization Companies Risk

All Funds

Large cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leverage occurs when an Underlying Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and then selling them, an Underlying Fund’s short sales effectively leverage the Underlying Fund’s assets. It is possible that the Underlying Fund may lose money on both long positions and short positions at the same time. The use of leverage may make any change in an Underlying Fund’s net asset value even greater and thus result in increased volatility of returns. An Underlying Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Underlying Fund

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to use its other assets to increase the collateral. Leverage also creates interest expense that may lower an Underlying Fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Mortgage-Backed and Asset-Backed Securities Risk

All Funds

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage or asset-backed secured and unsecured cashflow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers being unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In recent years, the market for mortgage-backed securities experienced substantially lower valuations and greatly reduced liquidity. Ongoing economic and market uncertainty suggests that mortgage-backed securities may continue to be more difficult to value and to dispose of than previously.

Prepayment and Call Risk

All Funds

During periods of falling interest rates, an issuer of a callable bond held by a Fund or an Underlying Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called the Fund or an Underlying Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates resulting in unexpected capital loss and/or a decline in the Fund’s income.

Real Estate Investment Risk

All Funds

Investments in real estate related securities are subject to risks similar to those associated with direct ownership of real estate, and an investment in an Underlying Fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

In addition to the risks associated with investing in securities of real estate companies and real estate related companies, real estate investment trust (“REITs”) are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could

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possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, (the “Internal Revenue Code”) or to maintain their exemptions from registration under the 1940 Act. The failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Underlying Fund. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, REITs have their own expense and the Underlying Fund will bear a proportionate share of those expenses.

Real estate companies tend to be small to medium-sized companies. Real estate company shares, like other smaller company shares, can be more volatile than, and perform differently from, larger company shares. There may be less trading in a smaller company’s shares, which means that buy and sell transactions in those shares could have a larger impact on the share’s price than is the case with larger company shares.

Small- and Mid-Capitalization Companies Risk

Aggressive Growth Allocation Strategy

Growth Allocation Strategy

Moderate Allocation Strategy

Small- and mid-capitalization companies may be either established or newer companies. Small-capitalization companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Smaller company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

U.S. Government Issuers Risk

All Funds

U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Value Investing Risk

All Funds

Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in

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MORE INFORMATION ABOUT INDICES, MORE INFORMATION ABOUT FUND INVESTMENTS, INFORMATION ABOUT PORTFOLIO HOLDINGS AND MANAGEMENT

the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.

The Funds are not managed to achieve tax efficiency.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities sectors.

S&P 500 Index is widely regarded as a gauge of the U.S. equities market. The index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 Index focuses on the large cap segment of the market, with approximately 75% coverage of U.S. equities, it is also an ideal proxy for the total market.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the statement of additional information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund and each Underlying Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. A Fund or Underlying Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and establishes policies that the Adviser must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2012, the Adviser had approximately $47.1 billion in assets under management. The Adviser is responsible for making investment decisions for the Funds and continuously

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reviews, supervises and administers each Fund’s respective investment program.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863, or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2012, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Allocation Strategy	0.00%
Conservative Allocation Strategy	0.00%
Growth Allocation Strategy	0.04%
Moderate Allocation Strategy	0.08%

The Adviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2015, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Fund	Share Class	Expense Limitation
Aggressive Growth Allocation Strategy	I	0.50%
	A	0.70%
	C	1.30%
Conservative Allocation Strategy	I	0.30%
	A	0.60%
	C	1.30%
Growth Allocation Strategy	I	0.50%
	A	0.70%
	C	1.30%
Moderate Allocation Strategy	I	0.50%
	A	0.70%
	C	1.30%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

A discussion regarding the basis for the Board’s approval of the continuation of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2012.

Mr. Alan Gayle is primarily responsible for the day-to-day management of the Funds. Mr. Gayle has served as Managing Director of the Adviser since July 2000 and Director of Asset Allocation since March 2006. He has served as lead manager of the Funds since each Fund’s respective inception. He has more than 35 years of investment experience.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its

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services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — A Shares, C Shares and I Shares

Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). Each Fund calculates its NAV once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

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If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its Underlying Funds at the NAV reported by those Underlying Funds. Other portfolio securities are generally valued at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will be converted to A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

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For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares, C Shares and I Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years.

Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Adviser or SunTrust Banks, Inc. and its subsidiaries may also purchase I Shares through regular deductions from their bank account. There is a $25 minimum investment.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

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Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment. For all Funds except the Conservative Allocation Strategy:

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.75%.

Conservative Allocation Strategy:

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, for all Funds, except the Conservative Allocation Strategy, you will pay a deferred sales charge of 0.75% if you redeem any of these A Shares within two years of purchase. For the Conservative Allocation Strategy, you will pay a deferred sales charge of 0.50% if you redeem any of these A Shares within two years of purchase. Prior to September 1, 2011, shareholders paid a deferred sales charge of 1.00% on the redemption of these A Shares within one year of purchase. You will continue to pay the 1.00% deferred sales charge if you redeem, within one year, any of the A Shares that were purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge may be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•

by employees, officers and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•

by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

•

through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or

•	by Trustees and Officers of the RidgeWorth Funds.

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Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the Taxes section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase or (ii) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code):

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request; and

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.

–

If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal

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limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•

Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

You may sell your shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account. Shareholders should contact their financial intermediary for more information on how to take advantage of this feature.

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♦

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (your bank may charge for incoming wire transfers) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.

Redemptions In-Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Shareholders should contact their financial intermediary for more information on how to take advantage of this feature and the minimum investment requirements.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.

35

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Exchanging Your Shares

Exchanging Your Shares — A Shares, C Shares and I Shares

You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

Cross Class Conversions

You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.

Instructions for Exchanging and Converting Shares

You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.

Exchanges into the State Street Liquid Reserves Fund — Investment Class

At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund — Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund — Investment Class may be exchanged for A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund — Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund — Investment Class by calling 1-888-784-3863 or visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund — Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.

If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.

Notes on Exchanges and Conversions

You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds should be treated as a taxable event.

For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Systematic Exchange Plan — A Shares, C Shares and I Shares

For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

36

MARKET TIMING POLICIES AND PROCEDURES

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•

Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, a Subadviser to the RidgeWorth Funds or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and

•

The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing

37

DISTRIBUTION OF FUND SHARES AND SHAREHOLDER SERVICING PLANS

policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

Distribution of Fund Shares Generally

From their own assets, the Adviser or its affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, or its affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser or its affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution Plan — A Shares and C Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker-dealers who initiate and are responsible for selling C Shares may receive an initial payment at the time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of a Fund’s A Shares.

	Maximum Fee	Current Approved Fee
Aggressive Growth Allocation Strategy	0.35%	0.30%
Conservative Allocation Strategy	0.35%	0.30%
Growth Allocation Strategy	0.35%	0.30%
Moderate Allocation Strategy	0.35%	0.30%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority (FINRA).

Shareholder Servicing Plans

With respect to the A Shares and I Shares of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.40% of the average daily net assets of each of the A Shares and I Shares of the Allocation Strategies except for the Conservative Allocation Strategy and at a rate of up to 0.20% of the average daily net assets of the A Shares and I Shares of the Conservative Allocation Strategy. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

38

DIVIDENDS AND DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its net investment income annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Fund on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under U.S. federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. A high portfolio turnover rate and a Fund’s or an Underlying Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Beginning in 2013, distributions from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly). “Net investment income” for this purpose does not include federally tax-exempt distributions (described below).

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

The Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

If you have a tax-advantaged or other retirement account you will generally not be subject to U.S. federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

More information about taxes is in the Funds’ SAI.

39

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2012 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Aggressive Growth Allocation Strategy(d)
I Shares
Year Ended March 31, 2012	$8.57	$0.08	(b)	$(0.02)	$0.06	$(0.13)	$—		$—	$(0.13)	$8.50	0.89%	$18,993	0.20%	0.98%	0.45%	55%
Year Ended March 31, 2011	7.43	0.05	(b)	1.18	1.23	(0.09)	—		—	(0.09)	8.57	16.73	22,524	0.20	0.71	0.52	19
Year Ended March 31, 2010	5.06	0.10		2.36	2.46	(0.09)	—		—	(0.09)	7.43	48.74	22,335	—	1.41	0.33	23
Year Ended March 31, 2009	10.37	0.11		(3.68)	(3.57)	(0.13)	—	(c)	(1.61)	(1.74)	5.06	(35.39)	13,411	0.20	1.32	0.23	25
Year Ended March 31, 2008	13.00	0.14	(b)	(0.46)	(0.32)	(0.41)	—		(1.90)	(2.31)	10.37	(4.59)	28,514	0.19	1.04	0.20	46
A Shares
Year Ended March 31, 2012	8.52	0.05	(b)	(0.03)	0.02	(0.11)	—		—	(0.11)	8.43	0.42	4,982	0.50	0.61	0.75	55
Year Ended March 31, 2011	7.38	0.04	(b)	1.17	1.21	(0.07)	—		—	(0.07)	8.52	16.48	4,655	0.50	0.51	0.84	19
Year Ended March 31, 2010	5.04	0.07		2.34	2.41	(0.07)	—		—	(0.07)	7.38	48.02	2,438	—	1.03	0.63	23
Year Ended March 31, 2009	10.33	0.09		(3.66)	(3.57)	(0.11)	—	(c)	(1.61)	(1.72)	5.04	(35.50)	1,815	0.50	1.07	0.53	25
Year Ended March 31, 2008	12.97	0.13	(b)	(0.49)	(0.36)	(0.38)	—		(1.90)	(2.28)	10.33	(4.88)	3,067	0.49	0.94	0.50	46
C Shares
Year Ended March 31, 2012	8.39	(0.01	)(b)	(0.02)	(0.03)	(0.08)	—		—	(0.08)	8.28	(0.21)	811	1.20	(0.12)	1.45	55
Year Ended March 31, 2011	7.30	(0.02	)(b)	1.16	1.14	(0.05)	—		—	(0.05)	8.39	15.70	1,059	1.20	(0.33)	1.52	19
Year Ended March 31, 2010	5.00	0.03		2.32	2.35	(0.05)	—		—	(0.05)	7.30	47.14	1,554	—	0.37	1.33	23
Year Ended March 31, 2009	10.29	0.03		(3.65)	(3.62)	(0.06)	—	(c)	(1.61)	(1.67)	5.00	(36.04)	1,076	1.20	0.39	1.23	25
Year Ended March 31, 2008	12.98	0.04	(b)	(0.49)	(0.45)	(0.34)	—		(1.90)	(2.24)	10.29	(5.56)	1,767	1.19	0.27	1.21	46
Conservative Allocation Strategy(d)
I Shares
Year Ended March 31, 2012	12.07	0.27	(b)	0.38	0.65	(0.34)	—		(0.11)	(0.45)	12.27	5.61	21,585	0.20	2.24	0.40	28
Year Ended March 31, 2011	11.51	0.28	(b)	0.75	1.03	(0.46)	—		(0.01)	(0.47)	12.07	9.15	12,897	0.20	2.41	0.66	28
Year Ended March 31, 2010	9.81	0.27		1.72	1.99	(0.28)	—		(0.01)	(0.29)	11.51	20.51	6,310	0.20	2.61	0.53	29
Year Ended March 31, 2009	11.11	0.44		(1.10)	(0.66)	(0.50)	—		(0.14)	(0.64)	9.81	(6.06)	3,778	0.20	4.08	0.36	48
Year Ended March 31, 2008	11.37	0.44		(0.10)	0.34	(0.44)	—		(0.16)	(0.60)	11.11	3.02	5,177	0.18	3.98	0.30	47
A Shares
Year Ended March 31, 2012	12.06	0.22	(b)	0.39	0.61	(0.30)	—		(0.11)	(0.41)	12.26	5.32	24,322	0.50	1.83	0.70	28
Year Ended March 31, 2011	11.51	0.28	(b)	0.71	0.99	(0.43)	—		(0.01)	(0.44)	12.06	8.73	8,371	0.50	2.35	0.96	28
Year Ended March 31, 2010	9.81	0.23		1.74	1.97	(0.26)	—		(0.01)	(0.27)	11.51	20.25	3,137	0.50	2.27	0.89	29
Year Ended March 31, 2009	11.12	0.41		(1.11)	(0.70)	(0.47)	—		(0.14)	(0.61)	9.81	(6.42)	584	0.50	3.81	0.67	48
Year Ended March 31, 2008	11.38	0.44		(0.13)	0.31	(0.41)	—		(0.16)	(0.57)	11.12	2.75	663	0.49	3.63	0.61	47
C Shares
Year Ended March 31, 2012	11.99	0.15	(b)	0.38	0.53	(0.23)	—		(0.11)	(0.34)	12.18	4.56	12,447	1.20	1.27	1.40	28
Year Ended March 31, 2011	11.44	0.17	(b)	0.74	0.91	(0.35)	—		(0.01)	(0.36)	11.99	8.07	7,305	1.20	1.47	1.65	28
Year Ended March 31, 2010	9.77	0.16		1.71	1.87	(0.19)	—		(0.01)	(0.20)	11.44	19.29	4,294	1.20	1.61	1.52	29
Year Ended March 31, 2009	11.09	0.31		(1.08)	(0.77)	(0.41)	—		(0.14)	(0.55)	9.77	(7.08)	1,973	1.20	3.17	1.37	48
Year Ended March 31, 2008	11.37	0.34		(0.11)	0.23	(0.35)	—		(0.16)	(0.51)	11.09	2.03	840	1.18	2.94	1.31	47

See Notes to Financial Highlights.

40

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Growth Allocation Strategy(d)
I Shares
Year Ended March 31, 2012	$10.56	$0.15	(b)	$0.15	$0.30	$(0.22)	$—	$—	$(0.22)	$10.64	3.06%	$57,078	0.20%	1.53%	0.26%	49%
Year Ended March 31, 2011	9.52	0.14	(b)	1.13	1.27	(0.23)	—	—	(0.23)	10.56	13.58	55,332	0.20	1.44	0.31	25
Year Ended March 31, 2010	7.02	0.15		2.50	2.65	(0.15)	—	—	(0.15)	9.52	37.92	54,407	0.19	1.70	0.24	21
Year Ended March 31, 2009	11.31	0.23		(2.99)	(2.76)	(0.26)	—	(1.27)	(1.53)	7.02	(25.01)	40,472	0.20	2.41	0.21	28
Year Ended March 31, 2008	12.89	0.28		(0.44)	(0.16)	(0.45)	—	(0.97)	(1.42)	11.31	(2.16)	69,704	0.17	2.02	0.17	50
A Shares
Year Ended March 31, 2012	10.53	0.12	(b)	0.15	0.27	(0.19)	—	—	(0.19)	10.61	2.76	11,092	0.50	1.22	0.56	49
Year Ended March 31, 2011	9.48	0.13	(b)	1.12	1.25	(0.20)	—	—	(0.20)	10.53	13.35	10,934	0.50	1.35	0.61	25
Year Ended March 31, 2010	7.00	0.13		2.48	2.61	(0.13)	—	—	(0.13)	9.48	37.46	3,638	0.49	1.39	0.54	21
Year Ended March 31, 2009	11.28	0.20		(2.98)	(2.78)	(0.23)	—	(1.27)	(1.50)	7.00	(25.21)	2,776	0.49	2.07	0.50	28
Year Ended March 31, 2008	12.87	0.20		(0.40)	(0.20)	(0.42)	—	(0.97)	(1.39)	11.28	(2.47)	5,031	0.47	1.62	0.47	50
C Shares
Year Ended March 31, 2012	10.41	0.05	(b)	0.15	0.20	(0.13)	—	—	(0.13)	10.48	2.03	2,793	1.20	0.50	1.26	49
Year Ended March 31, 2011	9.38	0.04	(b)	1.12	1.16	(0.13)	—	—	(0.13)	10.41	12.50	3,063	1.20	0.43	1.31	25
Year Ended March 31, 2010	6.94	0.07		2.46	2.53	(0.09)	—	—	(0.09)	9.38	36.53	3,234	1.19	0.69	1.24	21
Year Ended March 31, 2009	11.22	0.14		(2.98)	(2.84)	(0.17)	—	(1.27)	(1.44)	6.94	(25.88)	2,844	1.19	1.37	1.20	28
Year Ended March 31, 2008	12.83	0.15		(0.44)	(0.29)	(0.35)	—	(0.97)	(1.32)	11.22	(3.14)	5,584	1.17	1.12	1.17	50
Moderate Allocation Strategy(d)
I Shares
Year Ended March 31, 2012	10.60	0.20	(b)	0.27	0.47	(0.28)	—	(0.02)	(0.30)	10.77	4.63	133,382	0.20	1.96	0.22	38
Year Ended March 31, 2011	9.84	0.20	(b)	0.90	1.10	(0.34)	—	—	(0.34)	10.60	11.45	122,804	0.20	2.00	0.23	33
Year Ended March 31, 2010	7.76	0.20		2.09	2.29	(0.21)	—	—	(0.21)	9.84	29.66	125,016	0.19	2.22	0.21	21
Year Ended March 31, 2009	10.38	0.29		(2.07)	(1.78)	(0.34)	—	(0.50)	(0.84)	7.76	(17.47)	103,606	0.20	3.11	0.21	31
Year Ended March 31, 2008	10.88	0.31		(0.25)	0.06	(0.39)	—	(0.17)	(0.56)	10.38	0.30	147,784	0.17	2.87	0.17	40
A Shares
Year Ended March 31, 2012	10.58	0.18	(b)	0.26	0.44	(0.25)	—	(0.02)	(0.27)	10.75	4.33	20,366	0.50	1.70	0.52	38
Year Ended March 31, 2011	9.82	0.18	(b)	0.89	1.07	(0.31)	—	—	(0.31)	10.58	11.11	14,416	0.50	1.79	0.53	33
Year Ended March 31, 2010	7.75	0.17		2.08	2.25	(0.18)	—	—	(0.18)	9.82	29.23	8,615	0.49	1.91	0.51	21
Year Ended March 31, 2009	10.37	0.25		(2.06)	(1.81)	(0.31)	—	(0.50)	(0.81)	7.75	(17.72)	5,845	0.50	2.81	0.51	31
Year Ended March 31, 2008	10.88	0.28		(0.25)	0.03	(0.37)	—	(0.17)	(0.54)	10.37	(0.02)	8,632	0.47	2.59	0.48	40
C Shares
Year Ended March 31, 2012	10.52	0.10	(b)	0.27	0.37	(0.18)	—	(0.02)	(0.20)	10.69	3.60	15,028	1.20	0.95	1.22	38
Year Ended March 31, 2011	9.77	0.09	(b)	0.90	0.99	(0.24)	—	—	(0.24)	10.52	10.29	15,252	1.20	0.95	1.23	33
Year Ended March 31, 2010	7.72	0.11		2.07	2.18	(0.13)	—	—	(0.13)	9.77	28.31	15,431	1.19	1.21	1.21	21
Year Ended March 31, 2009	10.34	0.20		(2.07)	(1.87)	(0.25)	—	(0.50)	(0.75)	7.72	(18.34)	12,405	1.20	2.08	1.20	31
Year Ended March 31, 2008	10.86	0.20		(0.25)	(0.05)	(0.30)	—	(0.17)	(0.47)	10.34	(0.66)	20,419	1.17	1.87	1.17	40

See Notes to Financial Highlights.

41

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Total return excludes sales charge.

(b)	Per share data calculated using average shares outstanding method.

(c)	Rounds to less than $0.01 per share.

(d)	The Fund and its shareholders indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds in which the Fund is invested. The expense ratios do not include such expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:

RidgeWorth Investments

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

www.ridgeworth.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):

The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:

These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services

1-888-784-3863

Mail:

RidgeWorth Funds

P.O. Box 8053

Boston, MA 02266-8053

Website: www.ridgeworth.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RFPRO-LV-0812

FIXED INCOME FUNDS A, C, R & I SHARES PROSPECTUS August 1, 2012 Investment Adviser: RidgeWorth Investments®

	A Shares	C Shares	R Shares	I Shares
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
• Core Bond Fund	STGIX		SCIGX	STIGX
• Corporate Bond Fund	SAINX	STIFX		STICX
• Intermediate Bond Fund	IBASX		IBLSX	SAMIX
• Limited Duration Fund				SAMLX
• Limited-Term Federal Mortgage Securities Fund	SLTMX	SCLFX		SLMTX
• Total Return Bond Fund	CBPSX		SCBLX	SAMFX
• U.S. Government Securities Fund	SCUSX	SGUSX		SUGTX

High Yield Funds
Subadviser: Seix Investment Advisors LLC
• High Income Fund	SAHIX		STHIX	STHTX
• Seix Floating Rate High Income Fund	SFRAX	SFRCX		SAMBX
• Seix High Yield Fund	HYPSX		HYLSX	SAMHX

Municipal Bond Funds
Subadviser: StableRiver Capital Management LLC
• Georgia Tax-Exempt Bond Fund	SGTEX			SGATX
• High Grade Municipal Bond Fund	SFLTX			SCFTX
• Investment Grade Tax-Exempt Bond Fund	SISIX			STTBX
• North Carolina Tax-Exempt Bond Fund	SNCIX			CNCFX
• Short-Term Municipal Bond Fund	SMMAX			CMDTX
• Virginia Intermediate Municipal Bond Fund	CVIAX			CRVTX

Short Duration Funds
Subadviser: StableRiver Capital Management LLC
• Short-Term Bond Fund	STSBX	SCBSX		SSBTX
• Short-Term U.S. Treasury Securities Fund	STSFX	SSUSX		SUSTX
• Ultra-Short Bond Fund				SISSX
• U.S. Government Securities Ultra-Short Bond Fund				SIGVX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	INVESTMENT GRADE FUNDS

1	CORE BOND FUND

5	CORPORATE BOND FUND

8	INTERMEDIATE BOND FUND

12	LIMITED DURATION FUND

16	LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

20	TOTAL RETURN BOND FUND

24	U.S. GOVERNMENT SECURITIES FUND

28	HIGH YIELD FUNDS

28	HIGH INCOME FUND

32	SEIX FLOATING RATE HIGH INCOME FUND

36	SEIX HIGH YIELD FUND

40	MUNICIPAL BOND FUNDS

40	GEORGIA TAX-EXEMPT BOND FUND

43	HIGH GRADE MUNICIPAL BOND FUND

46	INVESTMENT GRADE TAX-EXEMPT BOND FUND

49	NORTH CAROLINA TAX-EXEMPT BOND FUND

52	SHORT-TERM MUNICIPAL BOND FUND

55	VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

58	SHORT DURATION FUNDS

58	SHORT-TERM BOND FUND

62	SHORT-TERM U.S. TREASURY SECURITIES FUND

65	ULTRA-SHORT BOND FUND

68	U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

71	MORE INFORMATION

75	MORE INFORMATION ABOUT INDICES

76	MORE INFORMATION ABOUT FUND INVESTMENTS

77	INFORMATION ABOUT PORTFOLIO HOLDINGS

77	MANAGEMENT

81	PURCHASING, SELLING AND EXCHANGING FUND SHARES

90	MARKET TIMING POLICIES AND PROCEDURES

91	DISTRIBUTION OF FUND SHARES

92	SHAREHOLDER SERVICING PLANS

93	DIVIDENDS AND DISTRIBUTIONS

93	TAXES

95	FINANCIAL HIGHLIGHTS

BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT RIDGEWORTH FUNDS

August 1, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

INVESTMENT GRADE FUNDS	1

CORE BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Core Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the U.S. dollar-denominated investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	R Shares	I Shares
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.30%	0.50%	None
Other Expenses(1)	0.16%	0.28%	0.14%

Total Annual Fund Operating Expenses	0.71%	1.03%	0.39%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$544	$692	$852	$1,319
R Shares	$105	$328	$570	$1,264
I Shares	$40	$125	$219	$495

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. A security’s rating will be governed by the Barclays Capital methodology as follows. When all three rating agencies provide a rating, Seix will assign the middle rating of the three. If only two of the three rating agencies rate the security, Seix will assign the lowest rating. If only one rating agency assigns a rating, Seix will use that rating. The Fund can hold up to 5% of its net assets in securities that are downgraded below investment grade. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

2	INVESTMENT GRADE FUNDS

CORE BOND FUND

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may utilize Exchange Traded Futures to manage interest rate exposures. The Fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The Fund will not buy or sell any other types of derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, OTC futures, credit linked notes, options, inverse floaters and warrants). The Fund may count the value of Exchange Traded Futures and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

INVESTMENT GRADE FUNDS	3

CORE BOND FUND

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. TIPS can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.51%	-3.47%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.15%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.37%	7.14%	5.56%
R Shares Returns Before Taxes(1)	8.98%	6.61%	5.00%
I Shares Returns Before Taxes	9.61%	7.45%	5.91%
I Shares Returns After Taxes on Distributions	6.94%	5.45%	4.17%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.76%	5.29%	4.08%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(2)	7.84%	6.50%	5.78%

(1)	At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses.

(2)	Effective September 30, 2011, the Fund changed its benchmark index to the Barclays Capital U.S. Aggregate Bond Index. The Subadviser believes the Barclays Capital U.S. Aggregate Bond Index better reflects the Fund’s investment style.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and

4	INVESTMENT GRADE FUNDS

CORE BOND FUND

Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A,R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None
R Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

INVESTMENT GRADE FUNDS	5

CORPORATE BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Corporate Bond Fund (the “Fund”) seeks current income and, secondarily, preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.19%	0.18%	0.23%

Total Annual Fund Operating Expenses	0.89%	1.58%	0.63%
Fee Waivers and/or Expense Reimbursements(2)	—	—	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	1.58%	0.62%

(1)	Restated to reflect current fees.

(2)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.93%, 1.60% and 0.62% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$562	$746	$946	$1,523
C Shares	$261	$499	$862	$1,884
I Shares	$63	$201	$351	$789

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$562	$746	$946	$1,523
C Shares	$161	$499	$862	$1,884
I Shares	$63	$201	$351	$789

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations.

6	INVESTMENT GRADE FUNDS

CORPORATE BOND FUND

The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund will maintain an overall credit quality of A- or better. Securities downgraded below BBB-/Baa3 after purchase by all agencies that rate the securities can be retained so long as in the aggregate securities that are rated below BBB-/Baa3 do not constitute more than 10% of the Fund’s total net assets.

The Subadviser attempts to identify investment grade corporate bonds offering above average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. Government-Related Risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.54%	-3.98%
(6/30/09)	(3/31/09)

INVESTMENT GRADE FUNDS	7

CORPORATE BOND FUND

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 3.70%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years	Since Inception of the A Shares*
A Shares Returns Before Taxes	8.52%	6.50%	N/A	6.03%
C Shares Returns Before Taxes	7.82%	5.79%	5.51%	N/A
I Shares Returns Before Taxes	8.87%	6.84%	6.39%	N/A
I Shares Returns After Taxes on Distributions	6.07%	4.44%	4.12%	N/A
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.15%	4.58%	4.20%	N/A
Barclays Capital U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)	8.15%	6.82%	6.36%	5.77%

*	Since inception of the A Shares on October 8, 2003.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

8	INVESTMENT GRADE FUNDS

INTERMEDIATE BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	R Shares	I Shares
Management Fees	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses(1)	0.14%	0.30%	0.11%

Total Annual Fund Operating Expenses	0.63%	1.04%	0.35%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$536	$667	$810	$1,227
R Shares	$106	$331	$575	$1,276
I Shares	$36	$113	$197	$445

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These securities will be chosen from the broad universe of available intermediate term fixed-income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC, (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed-income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate

INVESTMENT GRADE FUNDS	9

INTERMEDIATE BOND FUND

U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt

10	INVESTMENT GRADE FUNDS

INTERMEDIATE BOND FUND

instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor, and has not been adjusted to reflect A Share or R Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.44%	-2.33%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.87%.

INVESTMENT GRADE FUNDS	11

INTERMEDIATE BOND FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	6.31%	6.36%	5.09%
R Shares Returns Before Taxes*	5.74%	5.83%	4.68%
I Shares Returns Before Taxes	6.49%	6.59%	5.29%
I Shares Returns After Taxes on Distributions	4.83%	4.75%	3.62%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.56%	4.61%	3.57%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%

*	The average annual total return information shown above, prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares except for the period from October 16, 2007 through January 17, 2008, which is that of I Shares, not adjusted for C Share expenses. If expenses were adjusted performance would have been lower.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None
R Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

12	INVESTMENT GRADE FUNDS

LIMITED DURATION FUND

Summary Section

I Shares

Investment Objective

The Limited Duration Fund (the “Fund”) seeks current income, while preserving liquidity and principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.10%
Other Expenses(1)	0.18%

Total Annual Fund Operating Expenses	0.28%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$29	$90	$158	$358

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in U.S. dollar-denominated, investment grade fixed income securities, including corporate and bank obligations, government securities, and mortgage-and asset-backed securities of U.S. and non-U.S. issuers, rated A or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund’s investment in non-U.S. issuers may at times be significant.

The Fund will maintain an average credit quality of AA or Aa and all securities held in the Fund will have interest rate durations of 180 days or less. For floating rate notes, the interest rate duration will be based on the next interest rate reset date. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

The Subadviser attempts to identify U.S. dollar-denominated, investment grade fixed income securities that offer high current income while preserving liquidity and principal. In selecting investments for purchase and sale, the Subadviser emphasizes securities that are within the targeted segment of the U.S. dollar-denominated, fixed income securities markets and will generally focus on investments that have good business prospects, credit strength, stable cash flows and effective management. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

INVESTMENT GRADE FUNDS	13

LIMITED DURATION FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Floating Rate Loan Risk: Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates.

Foreign Securities Risk: Foreign securities involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Limited Duration Fund, the Fund’s predecessor, which began operations on October 25, 2002. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

14	INVESTMENT GRADE FUNDS

LIMITED DURATION FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.18%	-3.37%
(3/31/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 0.35%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
I Shares Returns Before Taxes	0.62%	1.63%	2.01%
I Shares Returns After Taxes on Distributions	0.40%	0.89%	1.21%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.40%	0.96%	1.25%
Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.10%	1.48%	1.97%

*	Since inception of the predecessor fund on October 25, 2002. Benchmark return since October 31, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since the Fund’s inception. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2009.

Purchasing and Selling Your Shares

Effective June 30, 2011, the Limited Duration Fund is open solely to (i) clients of Seix Investment Advisors LLC, the Fund’s Subadviser, and its affiliates, and (ii) such other investors as RidgeWorth Capital Management Inc., shall approve in its discretion. All shareholders of the Limited Duration Fund as of June 30, 2011, however, can continue to hold and purchase additional shares.

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

INVESTMENT GRADE FUNDS	15

LIMITED DURATION FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

16	INVESTMENT GRADE FUNDS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Limited-Term Federal Mortgage Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.20%	1.00%	None
Other Expenses(1)	0.23%	0.21%	0.23%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.94%	1.72%	0.74%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%	(0.05)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%	1.67%	0.67%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.86%, 1.66% and 0.66% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$337	$536	$752	$1,374
C Shares	$270	$538	$930	$2,032
I Shares	$69	$230	$406	$916

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$337	$536	$752	$1,374
C Shares	$170	$538	$930	$2,032
I Shares	$69	$230	$406	$916

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio.

INVESTMENT GRADE FUNDS	17

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), attempts to identify securities that it expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., Fannie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

18	INVESTMENT GRADE FUNDS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.10%	-1.70%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.84%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	6.49%	5.87%	4.48%
C Shares Returns Before Taxes	5.64%	5.02%	3.81%
I Shares Returns Before Taxes	6.69%	6.09%	4.71%
I Shares Returns After Taxes on Distributions	5.83%	4.72%	3.31%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.33%	4.40%	3.19%
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.23%	6.54%	5.69%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s Management team since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of

INVESTMENT GRADE FUNDS	19

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

20	INVESTMENT GRADE FUNDS

TOTAL RETURN BOND FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	R Shares	I Shares
Management Fees	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses(1)	0.17%	0.15%	0.14%

Total Annual Fund Operating Expenses	0.67%	0.90%	0.39%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$540	$679	$831	$1,273
R Shares	$92	$287	$499	$1,112
I Shares	$40	$125	$219	$495

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk.

INVESTMENT GRADE FUNDS	21

TOTAL RETURN BOND FUND

Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

22	INVESTMENT GRADE FUNDS

TOTAL RETURN BOND FUND

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor. The performance for A Shares from January 25, 2002 to October 11, 2004 is that of the P Shares of the Seix Core Bond Fund. The performance for A Shares prior to January 25, 2002 is that of the I Shares of the Seix Core Bond Fund. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, performance would have been lower. The performance shown below prior to the conversion of C Shares to R Shares at the close of business on February 12, 2009, is that of C Shares. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.61%	-2.16%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.58%.

INVESTMENT GRADE FUNDS	23

TOTAL RETURN BOND FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.49%	7.15%	5.68%
R Shares Returns Before Taxes	9.22%	6.72%	5.44%
I Shares Returns Before Taxes	9.79%	7.50%	6.03%
I Shares Returns After Taxes on Distributions	7.78%	5.52%	4.25%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.56%	5.30%	4.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None
R Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

24	INVESTMENT GRADE FUNDS

U.S. GOVERNMENT SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The U.S. Government Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.20%	0.17%	0.29%

Total Annual Fund Operating Expenses	1.00%	1.67%	0.79%
Fee Waivers and/or Expense Reimbursements(2)	(0.05)%	—	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%	1.67%	0.72%

(1)	Restated to reflect current fees.

(2)

The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.95%, 1.70% and 0.72% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$567	$774	$998	$1,642
C Shares	$270	$527	$909	$1,982
I Shares	$74	$246	$433	$976

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$567	$774	$998	$1,642
C Shares	$170	$527	$909	$1,982
I Shares	$74	$246	$433	$976

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), focuses its investments in mortgage-backed securities in an attempt to provide a consistently high dividend without adding undue risk. Under certain

INVESTMENT GRADE FUNDS	25

U.S. GOVERNMENT SECURITIES FUND

circumstances, the Subadviser may strategically position the Fund’s exposure across the yield curve to potentially benefit from a normalization of the term structure of rates (i.e., in an environment where the yield curve is abnormally steep, investments will be strategically positioned along the yield curve to benefit as the curve’s shape reverts to a more traditional, or normal slope).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Debt Securities Risk: U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Treasury Inflation Protected Securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

26	INVESTMENT GRADE FUNDS

U.S. GOVERNMENT SECURITIES FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.12%	-2.99%
(12/31/08)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.12%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.27%	5.88%	4.74%
C Shares Returns Before Taxes	8.54%	5.15%	4.08%
I Shares Returns Before Taxes	9.59%	6.20%	5.09%
I Shares Returns After Taxes on Distributions	7.37%	3.74%	3.15%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.80%	4.13%	3.37%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Funds’ management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

INVESTMENT GRADE FUNDS	27

U.S. GOVERNMENT SECURITIES FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

28	HIGH YIELD FUNDS

HIGH INCOME FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	R Shares	I Shares
Management Fees(1)	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	0.30%	0.50%	None
Other Expenses(2)	0.15%	0.25%	0.25%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.01%	1.31%	0.81%
Fee Waivers and/or Expense Reimbursements(4)	—	—	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.01%	1.31%	0.77%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(4)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.06%, 1.46% and 0.76% for the A, R and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$573	$782	$1,007	$1,657
R Shares	$134	$416	$720	$1,585
I Shares	$79	$255	$447	$1,002

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment

HIGH YIELD FUNDS	29

HIGH INCOME FUND

grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (i) industries that have sound fundamentals; (ii) companies that have good business prospects and increasing credit strength; and (iii) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

30	HIGH YIELD FUNDS

HIGH INCOME FUND

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. Performance prior to March 28, 2000 is that of the ESC Strategic Income Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. The performance shown below from March 28, 2000 through July 31, 2009 is that of C Shares and has not been adjusted to reflect R Shares expenses, which are lower. If it had been, performance would have been higher. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the R Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s R Shares from year to year.*

Best Quarter	Worst Quarter
17.94%	-22.06%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 7.41%.

HIGH YIELD FUNDS	31

HIGH INCOME FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years	Since Inception of A Shares*
A Shares Returns Before Taxes	0.55%	7.12%	N/A	8.15%
R Shares Returns Before Taxes	0.16%	6.61%	7.63%	N/A
I Shares Returns Before Taxes	0.99%	7.48%	8.47%	N/A
R Shares Returns After Taxes on Distributions**	(2.48)%	3.59%	4.53%	N/A
R Shares Returns After Taxes on Distributions and Sale of Fund Shares**	0.17%	3.81%	4.67%	N/A
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.54%	8.85%	8.23%

*	Since inception of the A Shares on October 27, 2003.

**	The average annual total return information shown above is that of C Shares not adjusted for the C Shares’ sales charge. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the R Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2006. Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None
R Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

32	HIGH YIELD FUNDS

SEIX FLOATING RATE HIGH INCOME FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income by investing primarily in first lien senior floating rate loans and other floating rate debt securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.41%	0.41%	0.41%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(1)	0.16%	0.11%	0.24%

Total Annual Fund Operating Expenses	0.87%	1.52%	0.65%
Fee Waivers and/or Expense Reimbursements(2)	—	—	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.87%	1.52%	0.62%

(1)	Restated to reflect current fees.

(2)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.95%, 1.61% and 0.62% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$337	$521	$721	$1,300
C Shares	$255	$481	$830	$1,818
I Shares	$63	$205	$360	$811

You would pay the following expenses if you did not redeem your Shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$337	$521	$721	$1,300
C Shares	$155	$481	$830	$1,818
I Shares	$63	$205	$360	$811

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”). LIBOR is

HIGH YIELD FUNDS	33

SEIX FLOATING RATE HIGH INCOME FUND

based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient

34	HIGH YIELD FUNDS

SEIX FLOATING RATE HIGH INCOME FUND

to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Senior Loan Risk: Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Performance information for the A Shares and C Shares prior to their inception on May 8, 2006 and August 2, 2007, respectively, is based on that of the I Shares of the Fund. The performance of I Shares has not been adjusted to reflect the Fund’s A Share or C Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.47%	-18.40%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 4.04%.

HIGH YIELD FUNDS	35

SEIX FLOATING RATE HIGH INCOME FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes	1.81%	3.33%	3.67%
C Shares Returns Before Taxes	1.13%	2.76%	3.21%
I Shares Returns Before Taxes	2.09%	3.65%	3.98%
I Shares Returns After Taxes on Distributions	0.15%	1.38%	1.69%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.35%	1.75%	2.03%
Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	2.53%	1.26%	2.10%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark return since February 28, 2006 (benchmark returns available only on a month end basis).

**	Index returns reflect the returns of the Credit Suisse First Boston Leveraged Loan Index, the Fund’s former benchmark index, through January 31, 2010 and the Credit Suisse Institutional Leveraged Loan Index thereafter.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. George Goudelias, Managing Director and Senior Portfolio Manager of Seix, has co-managed the Fund since its inception. Vincent Flanagan, Vice President and Portfolio Manager of Seix, has co-managed the Fund since 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

36	HIGH YIELD FUNDS

SEIX HIGH YIELD FUND

Summary Section

A Shares, R Shares and I Shares

Investment Objective

The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	R Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	R Shares	I Shares
Management Fees	0.42%	0.42%	0.42%
Distribution (12b-1) Fees	0.25%	0.50%	None
Other Expenses(1)	0.11%	0.26%	0.14%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	0.79%	1.19%	0.57%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$552	$716	$894	$1,410
R Shares	$121	$378	$656	$1,449
I Shares	$58	$183	$319	$717

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between

HIGH YIELD FUNDS	37

SEIX HIGH YIELD FUND

3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and attempts to identify lower rated, higher yielding bonds offering above average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial

38	HIGH YIELD FUNDS

SEIX HIGH YIELD FUND

information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Shares performance shown below prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses. The performance of the predecessor fund’s I Shares has not been adjusted to reflect the Fund’s A Share or R Share expenses. If it had been, the performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 6.26%.

HIGH YIELD FUNDS	39

SEIX HIGH YIELD FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	2.91%	5.47%	6.57%
R Shares Returns Before Taxes	2.43%	4.77%	6.11%
I Shares Returns Before Taxes	3.05%	5.61%	6.75%
I Shares Returns After Taxes on Distributions	0.43%	2.65%	3.99%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.99%	3.00%	4.13%
Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	5.39%	6.83%	7.94%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, R, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None
R Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in R or I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

40	MUNICIPAL BOND FUNDS

GEORGIA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Georgia Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for Georgia residents without undue risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	None
Other Expenses(2)	0.08%	0.07%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%

Total Annual Fund Operating Expenses	0.74%	0.58%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$547	$701	$868	$1,354
I Shares	$59	$186	$325	$729

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and Georgia state income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of Georgia. The Subadviser also tries to identify and invest

MUNICIPAL BOND FUNDS	41

GEORGIA TAX-EXEMPT BOND FUND

in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Georgia may subject the Fund to economic and government policies within the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.69%	-5.43%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 4.04%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.34%	3.95%	4.16%
I Shares Returns Before Taxes	9.51%	4.09%	4.33%
I Shares Returns After Taxes on Distributions	8.11%	2.74%	2.96%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.13%	2.69%	2.91%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

42	MUNICIPAL BOND FUNDS

GEORGIA TAX-EXEMPT BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, serves as Director of StableRiver and has managed the Fund since August 2003.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Georgia income taxes. A portion of the Fund’s distributions may be subject to Georgia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

MUNICIPAL BOND FUNDS	43

HIGH GRADE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The High Grade Municipal Bond Fund (the “Fund”) seeks yield driven by seeking current income exempt from regular federal income tax other than the alternative minimum tax while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	None
Other Expenses(2)	0.11%	0.12%
Acquired Fund Fees and Expenses(3)	0.03%	0.03%

Total Annual Fund Operating Expenses	0.79%	0.65%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$552	$716	$894	$1,410
I Shares	$66	$208	$363	$814

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 218% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax. The Fund may invest its remaining assets in cash, cash equivalents and certain taxable debt securities.

In selecting investments for purchase and sale, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”) tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 5 to 25 years. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

44	MUNICIPAL BOND FUNDS

HIGH GRADE MUNICIPAL BOND FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.78%	-4.89%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 4.66%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	10.83%	5.11%	4.73%
I Shares Returns Before Taxes	11.00%	5.27%	4.91%
I Shares Returns After Taxes on Distributions	9.63%	3.93%	3.56%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.14%	3.71%	3.43%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

MUNICIPAL BOND FUNDS	45

HIGH GRADE MUNICIPAL BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, serves as Managing Director of StableRiver and has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

46	MUNICIPAL BOND FUNDS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Investment Grade Tax-Exempt Bond Fund (the “Fund”) seeks high total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.49%	0.49%
Distribution (12b-1) Fees	0.30%	None
Other Expenses(2)	0.09%	0.14%
Acquired Fund Fees and Expenses(3)	0.03%	0.03%

Total Annual Fund Operating Expenses	0.91%	0.66%
Fee Waivers and/or Expense Reimbursements(4)	(0.08)%	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%	0.66%

(1)	Restated to reflect a decrease in the Management Fee effective as of August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(4)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.80% and 0.65% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$556	$744	$948	$1,539
I Shares	$67	$211	$369	$826

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 199% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade tax-exempt obligations, such as municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

MUNICIPAL BOND FUNDS	47

INVESTMENT GRADE TAX-EXEMPT BOND FUND

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser anticipates that the Fund’s average weighted maturity will range from 4 to 10 years. The Fund invests in securities rated investment grade by at least one national securities rating agency or unrated securities that the Subadviser believes are of comparable quality. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.32%	-3.51%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 3.02%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.28%	5.49%	4.95%
I Shares Returns Before Taxes	9.49%	5.79%	5.30%
I Shares Returns After Taxes on Distributions	8.38%	5.04%	4.65%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.27%	4.82%	4.53%
Barclays Capital U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	8.80%	5.48%	5.12%

48	MUNICIPAL BOND FUNDS

INVESTMENT GRADE TAX-EXEMPT BOND FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, serves as Managing Director of StableRiver and has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

MUNICIPAL BOND FUNDS	49

NORTH CAROLINA TAX-EXEMPT BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The North Carolina Tax-Exempt Bond Fund (the “Fund”) seeks current income exempt from federal and state income taxes for North Carolina residents without undue risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	None
Other Expenses(2)	0.12%	0.12%

Total Annual Fund Operating Expenses	0.77%	0.62%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$550	$710	$883	$1,388
I Shares	$63	$199	$347	$778

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities with income exempt from U.S. federal and North Carolina state income taxes. Issuers of these securities can be located in North Carolina, Puerto Rico and other U.S. territories and possessions. The Fund may invest up to 20% of its assets in securities subject to the U.S. federal alternative minimum tax. The Fund may also invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued market sectors and less in overvalued sectors taking into consideration maturity, sector, credit, state and supply and demand levels. There are no limits on the Fund’s average weighted maturity or on the remaining maturities of individual securities. The Subadviser tries to diversify the Fund’s holdings within the State of North Carolina. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

50	MUNICIPAL BOND FUNDS

NORTH CAROLINA TAX-EXEMPT BOND FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

Non-Diversification Risk: The risk that, because the Fund may invest a higher percentage of its assets in a small number of issuers, the Fund is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of North Carolina may subject the Fund to economic and government policies of the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund commenced operations on March 21, 2005. Performance between January 8, 2004 and March 21, 2005 is that of the CCMI Tax-Exempt North Carolina Bond Fund, the Fund’s predecessor. The performance of the predecessor fund has not been adjusted to reflect the Fund’s A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.54%	-5.20%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 3.27%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
A Shares Returns Before Taxes	10.38%	4.20%	3.97%
I Shares Returns Before Taxes	10.64%	4.37%	4.04%
I Shares Returns After Taxes on Distributions	9.34%	3.86%	3.56%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.87%	3.75%	3.48%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	4.83%

*	Since inception of the predecessor fund on January 8, 2004.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax

MUNICIPAL BOND FUNDS	51

NORTH CAROLINA TAX-EXEMPT BOND FUND

returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director of StableRiver, has managed the Fund since March 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and North-Carolina income taxes. A portion of the Fund’s distributions may be subject to North-Carolina or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

52	MUNICIPAL BOND FUNDS

SHORT-TERM MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Short-Term Municipal Bond Fund (the “Fund”) seeks to provide as high a level of total return through federally tax-exempt current income and capital appreciation as is consistent with the preservation of capital, primarily through investment in investment grade tax-exempt fixed-income securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.35%	0.35%
Distribution (12b-1) Fees	0.15%	None
Other Expenses(2)	0.27%	0.23%
Acquired Fund Fees and Expenses(3)	0.02%	0.02%

Total Annual Fund Operating Expenses	0.79%	0.60%
Fee Waivers and/or Expense Reimbursements(4)	(0.07)%	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%	0.57%

(1)	Restated to reflect a decrease in the Management Fees effective April 10, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(4)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.70% and 0.55% for the A and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$322	$490	$672	$1,201
I Shares	$58	$189	$333	$751

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities , including securities subject to the U.S. federal alternative minimum tax, with the income exempt from regular U.S. federal income tax. The Fund will invest primarily in investment grade short-term municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. The Fund may also invest a portion of its net assets in certain taxable debt securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less.

MUNICIPAL BOND FUNDS	53

SHORT-TERM MUNICIPAL BOND FUND

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk as much as possible. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued municipal securities and less in overvalued municipal securities taking into consideration maturity, sector, credit, state and supply and demand levels. The Subadviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets. The issues currently facing the national economy are negatively impacting the economic performance of many issuers of municipal securities. Municipal obligations may be more susceptible to downgrades or defaults during periods of economic stress, which could have an adverse effect on the market prices of municipal bonds and thus on the value of the Fund’s investments.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies within Maryland.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.09%	-4.71%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.01%.

54	MUNICIPAL BOND FUNDS

SHORT-TERM MUNICIPAL BOND FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	9.52%	4.82%	4.74%
I Shares Returns Before Taxes	9.69%	4.90%	4.78%
I Shares Returns After Taxes on Distributions	8.27%	3.56%	3.38%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.54%	3.42%	3.30%
Barclays Capital 1-5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)(1)	3.45%	4.22%	3.61%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

(1)	Effective April 10, 2012, the Fund changed its benchmark index to the Barclays Capital 1-5 Year Municipal Bond Index. The Subadviser believes the Barclays Capital 1-5 Year Municipal Bond Index better reflects the Fund’s investment style.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Ronald Schwartz, CFA, Managing Director of StableRiver, and Ms. Dusty Self, Director of StableRiver, have co-managed the Fund since November 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal income taxes. A portion of the Fund’s distributions may be subject to federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

MUNICIPAL BOND FUNDS	55

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Summary Section

A Shares and I Shares

Investment Objective

The Virginia Intermediate Municipal Bond Fund (the “Fund”) seeks high current income exempt from federal and Virginia income taxes, consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.50%	0.50%
Distribution (12b-1) Fees	0.15%	None
Other Expenses(2)	0.09%	0.08%

Total Annual Fund Operating Expenses	0.74%	0.58%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$547	$701	$868	$1,354
I Shares	$59	$186	$325	$729

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities, including securities subject to the U.S. federal alternative minimum tax, with income exempt from regular U.S. federal income tax and Virginia state income tax. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In addition, the Fund may invest a portion of its net assets in certain taxable debt securities.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), tries to manage risk by buying investment grade securities. Based on the Subadviser’s analysis of municipalities, credit risk, market trends and investment cycles, the Subadviser attempts to invest more of the Fund’s assets in undervalued sectors and less in overvalued sectors. The Subadviser expects that the Fund’s average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

56	MUNICIPAL BOND FUNDS

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Municipal Securities Risk: Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

State Concentration Risk: The Fund’s concentration of investments in securities of issuers located in the State of Virginia may subject the Fund to economic and government policies of the State.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.47%	-3.37%
(9/30/09)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.17%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	8.57%	4.77%	4.40%
I Shares Returns Before Taxes	8.73%	4.93%	4.53%
I Shares Returns After Taxes on Distributions	7.33%	3.60%	3.18%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	5.84%	3.46%	3.11%
Barclays Capital U.S. Municipal Bond 1-15 Year Blend Index (reflects no deduction for fees, expenses or taxes)	8.80%	5.48%	5.12%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

MUNICIPAL BOND FUNDS	57

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chris Carter, CFA, Director of StableRiver, has managed the Fund since November 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund intends to distribute income that is exempt from regular federal and Virginia income taxes. A portion of the Fund’s distributions may be subject to Virginia or federal income taxes or to the federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

58	SHORT DURATION FUNDS

SHORT-TERM BOND FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Short-Term Bond Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1) Fees	0.20%	1.00%	None
Other Expenses(1)	0.16%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.76%	1.48%	0.48%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$326	$487	$663	$1,173
C Shares	$251	$469	$809	$1,774
I Shares	$49	$154	$269	$607

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$326	$487	$663	$1,173
C Shares	$151	$469	$809	$1,774
I Shares	$49	$154	$269	$607

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. These securities may be rated investment grade by at least one national securities rating agency or may be unrated securities that the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), believes are of comparable quality. The Fund expects that it will normally maintain an effective maturity of 3 years or less. The Fund may invest in foreign securities, which at times may be significant.

In selecting securities for purchase and sale, the Subadviser attempts to identify securities that are expected to offer a comparably better investment return for a given level of risk. For example, short-term bonds generally have better returns than money market instruments with a fairly modest increase in risk and/or

SHORT DURATION FUNDS	59

SHORT-TERM BOND FUND

volatility. The Subadviser manages the Fund from a total return perspective. That is, the Subadviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Subadviser analyzes, among other things, yields, market sectors and credit risk in an effort to identify attractive investments with attractive risk/reward trade-offs.

The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

60	SHORT DURATION FUNDS

SHORT-TERM BOND FUND

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.85%	-2.34%
(6/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.44%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	1.49%	3.51%	2.94%
C Shares Returns Before Taxes	0.82%	2.70%	2.29%
I Shares Returns Before Taxes	1.83%	3.73%	3.16%
I Shares Returns After Taxes on Distributions	1.04%	2.53%	1.97%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.18%	2.48%	1.99%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	1.59%	3.99%	3.63%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

SHORT DURATION FUNDS	61

SHORT-TERM BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver, and Mr. Chad Stephens, Director of StableRiver. Mr. Nelson has co-managed the Fund since 2003 while Mr. Stephens has co-managed the Fund since 2008.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

62	SHORT DURATION FUNDS

SHORT-TERM U.S. TREASURY SECURITIES FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Short-Term U.S. Treasury Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.35%	0.35%	0.35%
Distribution (12b-1) Fees(2)	0.18%	1.00%	None
Other Expenses(3)	0.36%	0.34%	0.38%

Total Annual Fund Operating Expenses	0.89%	1.19%	0.73%
Fee Waivers and/or Expense Reimbursements(4)	(0.16)%	(0.14)%	(0.18)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.73%	1.55%	0.55%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Effective June 1, 2012, Distribution (12b-1) Fees for C Shares were temporarily reduced from 1.00% to 0.50%.

(3)	Restated to reflect current fees.

(4)

The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.73%, 1.55% and 0.55% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$323	$512	$716	$1,309
C Shares	$258	$520	$906	$1,992
I Shares	$56	$216	$389	$894

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$323	$512	$716	$1,309
C Shares	$158	$520	$906	$1,992
I Shares	$56	$216	$389	$894

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

SHORT DURATION FUNDS	63

SHORT-TERM U.S. TREASURY SECURITIES FUND

The Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. In selecting investments for purchase and sale, the Subadviser attempts to identify U.S. Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Short-term U.S. Treasury Securities Risk: Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

64	SHORT DURATION FUNDS

SHORT-TERM U.S. TREASURY SECURITIES FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.02%	-0.94%
(3/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was (0.10)%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	0.81%	3.13%	2.56%
C Shares Returns Before Taxes	0.01%	2.30%	1.94%
I Shares Returns Before Taxes	0.99%	3.31%	2.75%
I Shares Returns After Taxes on Distributions	0.38%	2.34%	1.77%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.91%	2.30%	1.79%
Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.71%	3.27%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver, and Mr. Chad Stephens, Managing Director of StableRiver. Mr. Nelson and Mr. Stephens have co-managed the Fund since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C, and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

SHORT DURATION FUNDS	65

ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulations on page 62 of the Fund’s statement of additional information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.22%
Other Expenses(1)	0.12%

Total Annual Fund Operating Expenses	0.34%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$35	$109	$191	$433

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund’s investment in foreign issuers may at times be significant. The Fund normally expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting investments for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. The Subadviser attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds. The Subadviser may retain securities if the rating of the security falls below investment grade and the Subadviser deems retention of the security to be in the best interests of the Fund.

In addition, to implement its investment strategy, the Fund may buy or sell, derivative instruments (such as swaps, including credit default swaps, futures and options) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

66	SHORT DURATION FUNDS

ULTRA-SHORT BOND FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

SHORT DURATION FUNDS	67

ULTRA-SHORT BOND FUND

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
3.10%	-1.75%
(6/30/09)	(9/30/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.22%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
I Shares Returns Before Taxes	0.67%	2.81%	2.76%
I Shares Returns After Taxes on Distributions	0.26%	1.73%	1.74%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.43%	1.76%	1.75%
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.18%	1.78%	2.13%

*	Since inception of the I Shares on April 15, 2002. Benchmark return since March 31, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver, and Mr. Chad Stephens, Managing Director of StableRiver. Mr. Nelson has co-managed the Fund since 2004 while Mr. Stephens has co-managed the Fund since 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

68	SHORT DURATION FUNDS

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

Summary Section

I Shares

Investment Objective

The U.S. Government Securities Ultra-Short Bond Fund (the “Fund”) seeks high current income consistent with preserving capital and maintaining liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulations on page 62 of the Fund’s statement of additional information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.19%
Other Expenses(1)	0.20%

Total Annual Fund Operating Expenses	0.39%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$40	$125	$219	$495

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, other U.S. government securities and shares of registered money market mutual funds that invest in the foregoing. The Fund expects to maintain an average effective duration between 3 months and 1 year. Individual purchases will generally be limited to securities with an effective duration of less than 5 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

In selecting securities for purchase and sale, the Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may

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also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The Fund may enter into futures contracts. The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

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U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
2.14%	-0.03%
(3/31/09)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 0.95%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
I Shares Returns Before Taxes	1.41%	3.49%	3.09%
I Shares Returns After Taxes on Distributions	1.02%	2.39%	2.05%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.92%	2.34%	2.03%
Barclays Capital 3-6 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.18%	1.78%	2.13%

*	Since inception of the I Shares on April 11, 2002. Benchmark return since March 31, 2002.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). StableRiver Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

The Fund is managed by a portfolio management team comprised of Mr. H. Rick Nelson, Chief Executive Officer and Chief Investment Officer of StableRiver, and Mr. Chad Stephens, Managing Director of StableRiver. Mr. Nelson has co-managed the Fund since 2004 while Mr. Stephens has co-managed the Fund since 2006.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information

More Information About Principal Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.

More Information About Principal Risks

Below Investment Grade Securities Risk

Core Bond Fund

Corporate Bond Fund

High Income Fund

Intermediate Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Short-Term Bond Fund

Total Return Bond Fund

Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch or “Baa3” by Moody’s), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Debt Securities Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Treasury Inflation Protected Securities can also exhibit such price movements as a result of changing inflation expectations and seasonal inflation patterns.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Derivative Related Risks

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Limited Term-Federal Mortgage Securities Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Short-Term Bond Fund

Short-Term U.S. Treasury Securities Fund

Total Return Bond Fund

Ultra-Short Bond Fund

U.S. Government Securities Fund

U.S. Government Securities Ultra-Short Bond Fund

Derivatives Risks. A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g., in a futures

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contract) to reduce the risk of adverse price movements in an already existing investment position. Because leveraging is inherent in derivatives, the use of derivatives also involves the risk of leveraging. Risks involved with hedging and leveraging activities include:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a Fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to cover fully its future obligations. By setting aside assets equal only to its net obligations rather than the full notional amount under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Swap Risks. Each Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Floating Rate Loan Risk

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated. Therefore, a Fund relies heavily on the analytical ability of the Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, because of its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.

As a result of multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

Seix Investment Advisors LLC, the Subadviser to the Seix Floating Rate High Income Fund, an Underlying Fund in which the Funds may invest, has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

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Foreign Securities Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Short-Term Bond Fund

Total Return Bond Fund

Ultra-Short Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Limited-Term Federal Mortgage Securities Fund

Seix High Yield Fund

Short-Term Bond Fund

Total Return Bond Fund

U.S. Government Securities Fund

U.S. Government Securities Ultra-Short Bond Fund

Ultra-Short Bond Fund

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage- or asset-backed secured and unsecured cash-flow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers being unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or

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private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Municipal Securities Risk

Georgia Tax-Exempt Bond Fund

High Grade Municipal Bond Fund

Investment Grade Tax-Exempt Bond Fund

North Carolina Tax-Exempt Bond Fund

Short-Term Municipal Bond Fund

Virginia Intermediate Municipal Bond Fund

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market.

Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

In addition, a Fund’s concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

Non-Diversification Risk

North Carolina Tax-Exempt Bond Fund

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Prepayment and Call Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Limited-Term Federal Mortgage Securities Fund

Seix High Yield Fund

Short-Term Bond Fund

Total Return Bond Fund

Ultra-Short Bond Fund

U.S. Government Securities Fund

U.S. Government Securities Ultra-Short Bond Fund

A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Senior Loan Risk

Seix Floating Rate High Income Fund

Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans may be leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

State Concentration Risk

Georgia Tax-Exempt Bond Fund

North Carolina Tax-Exempt Bond Fund

Short-Term Municipal Bond Fund

Virginia Intermediate Municipal Bond Fund

To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic

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developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

U.S. Government-Related Risks

Core Bond Fund

Corporate Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Duration Fund

Limited Term-Federal Mortgage Securities Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Short-Term Bond Fund

Short-Term U.S. Treasury Securities Fund

Total Return Bond Fund

Ultra-Short Bond Fund

U.S. Government Securities Fund

U.S. Government Securities Ultra-Short Bond Fund

With respect to each Fund (except the Corporate Bond Fund) U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

With respect to the Corporate Bond Fund, obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The Adviser or Subadviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s or Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.

The Funds are not managed to achieve tax efficiency. The Georgia Tax-Exempt Bond, High Grade Municipal Bond, Investment Grade Tax-Exempt Bond, North Carolina Tax-Exempt Bond, Short-Term Municipal Bond and Virginia Intermediate Municipal Bond Funds intend to distribute tax-exempt income.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Barclays Capital U.S. Corporate Investment Grade Index covers U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital Intermediate U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (the U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, and have $250 million or more of outstanding face value. In addition, the securities must be fixed-rate and non-convertible securities.

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Barclays Capital U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

Barclays Capital 1-5 Year Municipal Bond Index is composed of tax-exempt bonds with maturities ranging between 1-6 years. The index has four main sectors: state and local general obligation bonds, insured bonds and pre-refunded bonds.

Barclays Capital U.S. Municipal Bond 1-15 Year Blend Index is composed of tax-exempt bonds with maturities ranging between 1-15 years.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage (“ARM”) pass-throughs), asset-backed securities and commercial mortgage-backed securities sectors.

Barclays Capital U.S. Corporate High Yield Bond Index covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Barclays Capital U.S. Government/Credit Bond Index is the non-securitized component of the Barclays Capital U.S. Aggregate Index and includes U.S. Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-authority issues (i.e., agency, sovereign, supranational, and local authority debt), and U.S. dollar-denominated corporates.

Barclays Capital U.S. Government Bond Index is composed of the Barclays Capital U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Bond Index and the U.S. Aggregate Bond Index.

Barclays Capital U.S. Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Barclays Capital 1-3 Year Government/Credit Index is the 1-3 year component of the U.S. Government/Credit index and includes securities in the U.S. Government and Credit indices. The Government Index includes U.S. Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital 1-3 Year U.S. Treasury Index is the 1-3 year component of the Barclays Capital U.S. Treasury Index. It includes securities in the Treasury Index (i.e., public obligations of the U.S. Treasury) with a maturity from 1 up to (but not including) 3 years.

Barclays Capital 3-6 Month U.S. Treasury Bill Index is the 3-6 Months component of the Barclays Capital U.S. Treasury Bills Index. It includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index, which contains only institutional loan facilities priced above 90, excluding TL and TLA facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors. The Index reflects reinvestment of all distributions and changes and market prices.

Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index tracks the performance of BB1 through B3 rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

Bank of America Merrill Lynch 3 Month U.S. Treasury Bill Index tracks the monthly price-only and total return performance of a three-month U.S. Treasury bill, based on monthly average auction rates.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and

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strategies, as well as those described in this prospectus, are described in detail in the Funds’ statement of additional information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2012, the Adviser had approximately $47.1 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by StableRiver Capital Management LLC for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2012, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Core Bond Fund	0.36%
Corporate Bond Fund	0.40%
Georgia Tax-Exempt Bond Fund	0.55%
High Grade Municipal Bond Fund	0.53%
High Income Fund	0.60%
Intermediate Bond Fund	0.24%
Investment Grade Tax-Exempt Bond Fund	0.49%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.44%
North Carolina Tax-Exempt Bond Fund	0.55%
Seix Floating Rate High Income Fund	0.41%
Seix High Yield Fund	0.42%

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Short-Term Bond Fund	0.40%
Short-Term Municipal Bond Fund	0.44%
Short-Term U.S. Treasury Securities Fund	0.21%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.19%
Virginia Intermediate Municipal Bond Fund	0.55%

The Adviser and each Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep total annual operating expenses of the following Funds from exceeding the applicable expense cap shown. If at any point before August 1, 2015, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Funds	Share Class	Expense Limitation
Core Bond	I	0.45%
	A	0.72%
	R	1.05%
Corporate Bond	I	0.62%
	A	0.93%
	C	1.60%
Intermediate Bond	I	0.44%
	A	0.70%
	R	1.20%
Limited Duration	I	0.32%
Limited-Term Federal Mortgage Securities	I	0.66%
	A	0.86%
	C	1.66%
Total Return Bond	I	0.43%
	A	0.68%
	R	0.99%
U.S. Government Securities	I	0.72%
	A	0.95%
	C	1.70%
High Income	I	0.76%
	A	1.06%
	R	1.46%
Seix Floating Rate High Income	I	0.62%
	A	0.95%
	C	1.61%
Seix High Yield	I	0.61%
	A	0.87%
	C	1.30%
Georgia Tax-Exempt Bond	I	0.65%
	A	0.80%
High Grade Municipal Bond	I	0.65%
	A	0.80%
Investment Grade Tax-Exempt Bond	I	0.65%
	A	0.80%
Short-Term Municipal Bond	I	0.55%
	A	0.70%
North Carolina Tax-Exempt Bond	I	0.65%
	A	0.80%
Virginia Intermediate Municipal Bond	I	0.65%
	A	0.80%
Short-Term Bond	I	0.58%
	A	0.77%
	R	1.57%
Short-Term U.S. Treasury Securities	I	0.55%
	A	0.73%
	C	1.55%
Ultra-Short Bond	I	0.42%
U.S. Government Securities Ultra-Short Bond	I	0.43%

The Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2012, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Intermediate Bond Fund	0.25%
High Income Fund	0.55%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Investment Grade Tax-Exempt Bond Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.20%

*	Management Fees have been restated to reflect a decrease in the Fund’s Management Fees effective August 1, 2012. In addition to this decrease in Management Fees, Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the continuance of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2012.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

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Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of their respective Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the continuance of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2012.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the institutional fixed income management division. As of June 30, 2012, Seix had approximately $25.715 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 19 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises under the supervision of the Adviser and the Board.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

High Income Fund and Seix Floating Rate

High Income Fund

Mr. George Goudelias currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Goudelias has managed the Seix Floating Rate High Income Fund since its inception. He has more than 26 years of investment experience.

Mr. Vincent Flanagan currently serves as Vice President, Portfolio Manager and Senior High Yield Analyst of Seix. He has been associated with Seix, an affiliate or predecessor since 2006. Mr. Flanagan has co-managed the Seix Floating Rate High Income Fund since August 2011. He has more than 15 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Nold has co-managed the High Income Fund since 2006. He has more than 12 years of investment experience.

Mr. Michael Kirkpatrick currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Kirkpatrick has co-managed the High Income Fund since August 2011. He has more than 21 years of investment experience.

Seix High Yield Fund

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2007. Mr. Kirkpatrick’s biography is set forth above.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2007. Mr. Nold’s biography is set forth above.

Core Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Total Return Bond Fund and U.S. Government Securities Fund (collectively, the “Investment Grade Funds”)

Seix utilizes a team management approach for the Investment Grade Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.

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Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Investment Grade Funds’ management team since 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb, Mr. Antiles and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from 2006 to 2008, a private investor from 2003 through 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from 2002 to 2003. Mr. Keegan has more than 29 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Core Bond Fund since 2004, the Intermediate Bond Fund since 2002, the Limited Duration Fund since 2007, the Limited-Term Federal Mortgage Securities Fund since 2007, the Total Return Bond Fund since 2002 and the U.S. Government Securities Fund since 2007. Mr. Webb has more than 17 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. Mr. Troisi has co-managed the Core Bond Fund since 2004, the Intermediate Bond Fund since 2002, the Limited Duration Fund since inception, the Limited-Term Federal Mortgage Securities Fund since 2007, the Total Return Bond Fund since 2002 and the U.S. Government Securities Fund since 2007. He has more than 26 years of investment experience.

Mr. Michael Rieger, Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining Seix in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has co-managed the Core Bond Fund, the Intermediate Bond Fund and the Limited Duration Fund since 2007. He has co-managed the Limited-Term Federal Mortgage Securities Fund, the Total Return Bond Fund and the U.S. Government Securities Fund since 2007. Mr. Rieger has more than 25 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2008. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Investment Grade Funds. Mr. Antiles joined Seix in 2005 as the Head of Emerging Markets. Prior to joining Seix, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has co-managed the Intermediate Bond Fund since 2005, the Total Return Bond Fund since 2007, the Limited Duration Fund, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund since 2009. Mr. Antiles has more than 18 years investment experience.

Corporate Bond Fund

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Corporate Bond Fund’s management team since 2008. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Troisi on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from 2006 to 2008, a private investor from 2003 to 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from 2002 to 2003. Mr. Keegan has more than 29 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since 2004. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 17 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since 2004. Mr. Troisi focuses primarily on U.S. Treasury and agency obligations held in the Fund. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 25 years of investment experience.

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StableRiver Capital Management LLC (“StableRiver”)

3333 Piedmont Road, Suite 1500

Atlanta, Georgia 30305

www.stableriver.com

StableRiver, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 23 years functioning as RidgeWorth’s fixed income investment management team. As of June 30, 2012, StableRiver had approximately $9.421 billion in assets under management.

StableRiver focuses on delivering high-quality fixed income strategies to institutional investors. As the name suggests, StableRiver has a firmly established, steadfast investment process that follows a predictable course of action — even in unpredictable market cycles. The firm’s multi-faceted strategy employs top-down management with bottom-up security selection incorporating comprehensive risk management and compliance systems.

StableRiver is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Boards’ approval of the investment subadvisory agreement appears in the Funds’ annual report to shareholders for the period ending March 31, 2012.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Ronald Schwartz, CFA, currently serves as Managing Director of StableRiver. He has been associated with StableRiver or an affiliate since July 2000. He has managed the High Grade Municipal Bond Fund and the Investment Grade Tax-Exempt Bond Fund since each Fund’s inception, and has co-managed the Short-Term Municipal Bond Fund since November 2011. He has more than 31 years of investment experience.

Ms. Dusty Self currently serves as Director of StableRiver. She has been associated with StableRiver or an affiliate since 1992. She has co-managed the Short-Term Municipal Bond Fund since November 2011. She has more than 18 years of investment experience.

Mr. Chris Carter, CFA, currently serves as Director of StableRiver. He has been associated with StableRiver or an affiliate since 2003. He has managed the Georgia Tax-Exempt Bond Fund since 2003, the North Carolina Tax-Exempt Bond Fund since 2005 and the Virginia Intermediate Municipal Bond Fund since November 2011. He has more than 20 years of investment experience.

The Short-Term Bond Fund, the Short-Term U.S. Treasury Securities Fund, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund are each managed by a portfolio management team comprised of Mr. H. Rick Nelson and Mr. Chad Stephens. Each member of the team is primarily responsible for the day-to-day management of the Funds and has authority over all aspects of the Funds’ investment portfolio, including selecting securities to purchase, sell or hold, developing the Funds’ investment strategies, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows.

Mr. H. Rick Nelson currently serves as Chief Executive Officer and Chief Investment Officer of StableRiver and as Vice President of the Adviser. He has co-managed the Short-Term U.S. Treasury Securities Fund since 2005, the Short-Term Bond Fund since 2003, the Ultra-Short Bond Fund, and the U.S. Government Securities Ultra-Short Bond Fund since 2004. He has more than 31 years of investment experience.

Mr. Chad Stephens currently serves as Managing Director of StableRiver. He has been associated with StableRiver or an affiliate since 2000. He has co-managed the Short-Term U.S. Treasury Securities Fund since 2005, the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Fund since 2006 and the Short-Term Bond Fund since 2008. He has more than 22 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares, R Shares and I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this

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prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.

Purchasing R Shares

R Shares are designed to be sold only through various third-party intermediaries that offer employer-sponsored defined contribution retirement plans and other retirement plan platforms including brokers, dealers, banks, insurance companies, retirement plan record-keepers and others. R Shares require an agreement with the Funds prior to investment. The intermediary may charge a fee for its services. Please consult your intermediary to find out about how to purchase R Shares of the Funds.

R Shares may also be purchased by shareholders of the Intermediate Bond Fund and Total Return Bond Fund who owned C Shares in the applicable Fund on February 12, 2009 and by shareholders of the Core Bond Fund, the High Income Fund, and the Seix High Yield Fund who owned C Shares in the applicable Fund on July 31, 2009.

Purchasing I Shares

Effective June 30, 2011, the Limited Duration Fund is open solely to (i) clients of Seix Investment Advisors LLC, the Fund’s Subadviser, and its affiliates, and (ii) such other investors as RidgeWorth Capital Management Inc., shall approve in its discretion. All shareholders of the Limited Duration Fund as of June 30, 2011, however, can continue to hold and purchase additional shares.

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

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As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — A Shares, C Shares, R Shares and I Shares

Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares, R Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares, R Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price

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often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.

Minimum/Maximum Purchases — A Shares, C Shares, R Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

Purchases of C Shares of the Short-Term U.S. Treasury Securities Fund requested in an amount of $100,000 or more will be converted to A Shares of that Fund. Purchases of C Shares of the Limited-Term Federal Mortgage Securities Fund or the Short-Term Bond Fund requested in an amount of $250,000 or more will be converted to A Shares of that Fund. Purchases of C Shares of any other Fund requested in an amount of $1,000,000 or more will be converted to A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase R Shares and I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares, C Shares and I Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years.

Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Adviser, the Subadvisers or SunTrust Banks, Inc. and its subsidiaries may also purchase I Shares. There is a minimum $25 investment for I Shares. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years. Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

Customer Identification

Foreign Investors

To purchase A Shares, C Shares and R Shares of the Funds, you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

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Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

For the Funds listed below the immediately following table applies.

Investment Grade Funds

Core Bond Fund

Corporate Bond Fund

Intermediate Bond Fund

Total Return Bond Fund

U.S. Government Securities Fund

High Yield Funds

High Income Fund

Seix High Yield Fund

Municipal Bond Funds

Georgia Tax-Exempt Bond Fund

High Grade Municipal Bond Fund

Investment Grade Tax-Exempt Bond Fund

North Carolina Tax-Exempt Bond Fund

Virginia Intermediate Municipal Bond Fund

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%.

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For the Funds listed below the immediately following table applies.

Investment Grade Funds

Limited-Term Federal Mortgage Securities Fund

High Yield Funds

Seix Floating Rate High Income Fund

Municipal Bond Funds

Short-Term Municipal Bond Fund

Short Duration Funds

Short-Term Bond Fund

Short-Term U.S. Treasury Securities Fund

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	2.50%	2.56%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	2.00%	2.04%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and over	None	None

*	The Distributor may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.50%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 0.50% if you redeem any of these A Shares within two years of purchase. Prior to September 1, 2011, shareholders paid a deferred sales charge of 1.00% on the redemption of these A Shares within one year of purchase. You will continue to pay the 1.00% deferred sales charge if you redeem, within one year, any of the A Shares that were purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge may be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•

by employees, and members of their immediate family (spouse/domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•

by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

•

through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) do not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or

•	by Trustees and officers of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the Taxes section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of

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RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse/domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase, or (ii) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request; and

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan, a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•

Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under Sections 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

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•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

Offering Price of Fund Shares — A Shares, C Shares, R Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares, R Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling R Shares

Please consult your intermediary to find out about how to sell your R Shares of the Funds.

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — A Shares, C Shares, R Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares, R Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

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Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.” Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

Receiving Your Money — A Shares, C Shares, R Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.

Redemptions In-Kind — A Shares, C Shares, R Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Shareholders should contact their financial intermediary for more information on how to take advantage of this feature and the minimum investment requirements.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares, R Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.

Exchanging Your Shares

Exchanging Your Shares — A Shares, C Shares, R Shares and I Shares

You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

Cross Class Conversions

You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.

Instructions for Exchanging and Converting Shares

You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.

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Exchanges into the State Street Liquid Reserves Fund — Investment Class

At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged for A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund–Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.

If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.

Notes on Exchanges and Conversions

You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds should be treated as a taxable event.

For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Systematic Exchange Plan — A Shares, C Shares and I Shares

For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.

Telephone Transactions — A Shares, C Shares, R Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in

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overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•

Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and

•

The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a Shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

Distribution of Fund Shares Generally

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or Shareholder services.

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SHAREHOLDER SERVICING PLANS

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution Plan — A Shares, C Shares and R Shares

The A Shares, C Shares and R Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker-dealers who initiate and are responsible for selling C Shares may receive an initial payment at the time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor. For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of the Fund’s A Shares.

	Maximum Fee	Current Approved Fee
Investment Grade Funds
Core Bond Fund	0.35%	0.30%
Corporate Bond Fund	0.35%	0.30%
Intermediate Bond Fund	0.25%	0.25%
Limited-Term Federal Mortgage Securities Fund	0.23%	0.20%
Total Return Bond Fund	0.25%	0.25%
U.S. Government Securities Fund	0.35%	0.30%
High Yield Funds
High Income Fund	0.30%	0.30%
Seix Floating Rate High Income Fund	0.30%	0.30%
Seix High Yield Fund	0.25%	0.25%
Municipal Bond Funds
Georgia Tax-Exempt Bond Fund	0.18%	0.15%
High Grade Municipal Bond Fund	0.18%	0.15%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%
Short-Term Municipal Bond Fund	0.15%	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%
Short Duration Funds
Short-Term Bond Fund	0.23%	0.20%
Short-Term U.S. Treasury Securities Fund	0.18%	0.18%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of a Fund’s C Shares.

The R Shares maximum distribution and service fee is 0.50% of the average daily net assets of a Fund’s R Shares.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

Shareholder Servicing Plans

With respect to the A Shares and I Shares of certain of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.20% of the average daily net assets of each of the A Shares and I Shares of that Fund. The R Shares Shareholder Servicing Plan permits R Shares for certain of the Funds to pay specified benefit plans or other financial service firms for shareholder support services they provide, at a rate of up to 0.25% of the average daily net assets of each of the R Shares of that Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing

93

DIVIDENDS AND DISTRIBUTIONS AND TAXES

general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Shareholders of the Funds are entitled to receive dividends declared starting on the next business day after a purchase is received in good order.

Shareholders of the Funds are entitled to receive dividends declared on the day they are redeemed.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Funds on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Funds on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Beginning in 2013, distributions from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly). “Net investment income” for this purpose does not include federally tax-exempt distributions (described below).

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable

94

TAXES

income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state’s income tax, such distributions may be taxable in other states where the shareholder files tax returns.

Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Core Bond Fund, the Short-Term Bond Fund the Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund expect that some portion of each Fund’s distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the SAI.

95

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2012 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Core Bond Fund
I Shares
Year Ended March 31, 2012	$11.00	$0.24	(d)	$0.81	$1.05	$(0.27)	$—	$(0.68)	$(0.95)	$11.10	9.65%	$439,017	0.48%	2.15%	0.48%	211%
Year Ended March 31, 2011	11.42	0.36	(d)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	3.91	295,931	0.60	3.11	0.60	119	(j)
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	8.26	372,232	0.57	3.89	0.57	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
A Shares
Year Ended March 31, 2012	11.00	0.21	(d)	0.80	1.01	(0.23)	—	(0.68)	(0.91)	11.10	9.29	21,644	0.82	1.84	0.82	211
Year Ended March 31, 2011	11.42	0.35	(d)	0.06	0.41	(0.21)	(0.10)	(0.52)	(0.83)	11.00	3.61	19,087	0.87	3.03	0.87	119	(j)
Year Ended March 31, 2010	10.93	0.41		0.45	0.86	(0.36)	—	(0.01)	(0.37)	11.42	7.91	26,790	0.89	3.59	0.89	99
Year Ended March 31, 2009	10.74	0.43		0.24	0.67	(0.48)	—	—	(0.48)	10.93	6.46	25,996	0.86	4.10	0.86	208
Year Ended March 31, 2008	10.49	0.47		0.26	0.73	(0.48)	—	—	(0.48)	10.74	7.15	14,495	0.86	4.54	0.86	227
R Shares
Year Ended March 31, 2012	11.01	0.18	(d)	0.78	0.96	(0.19)	—	(0.68)	(0.87)	11.10	8.83	5,952	1.16	1.55	1.16	211
Year Ended March 31, 2011	11.42	0.31	(d)	0.08	0.39	(0.18)	(0.10)	(0.52)	(0.80)	11.01	3.41	6,648	1.20	2.71	1.20	119	(j)
Year Ended March 31, 2010	10.93	0.37		0.45	0.82	(0.32)	—	(0.01)	(0.33)	11.42	7.54	9,616	1.23	3.23	1.23	99
Year Ended March 31, 2009	10.75	0.37		0.22	0.59	(0.41)	—	—	(0.41)	10.93	5.62	11,268	1.55	3.37	1.55	208
Year Ended March 31, 2008	10.50	0.40		0.26	0.66	(0.41)	—	—	(0.41)	10.75	6.40	7,709	1.56	3.83	1.56	227
Corporate Bond Fund
I Shares
Year Ended March 31, 2012	9.59	0.39	(d)	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	9.10	57,203	0.61	3.98	0.61	88
Year Ended March 31, 2011	9.63	0.45	(d)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	6.92	63,132	0.52	4.56	0.52	45	(j)
Year Ended March 31, 2010	8.53	0.46	(d)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	18.49	157,739	0.50	4.86	0.50	75
Year Ended March 31, 2009	9.60	0.49	(d)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(d)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
A Shares
Year Ended March 31, 2012	9.64	0.36	(d)	0.46	0.82	(0.36)	—	(0.70)	(1.06)	9.40	8.78	4,325	0.88	3.68	0.88	88
Year Ended March 31, 2011	9.67	0.42	(d)	0.21	0.63	(0.42)	—	(0.24)	(0.66)	9.64	6.67	2,198	0.83	4.25	0.83	45	(j)
Year Ended March 31, 2010	8.57	0.43	(d)	1.10	1.53	(0.43)	—	—	(0.43)	9.67	18.05	4,524	0.80	4.52	0.80	75
Year Ended March 31, 2009	9.64	0.45	(d)	(0.85)	(0.40)	(0.67)	—	—	(0.67)	8.57	(4.37)	2,181	1.03	4.96	1.03	357
Year Ended March 31, 2008	9.92	0.57	(d)	(0.27)	0.30	(0.58)	—	—	(0.58)	9.64	3.10	1,226	0.99	5.84	1.00	439
C Shares
Year Ended March 31, 2012	9.59	0.29	(d)	0.46	0.75	(0.29)	—	(0.70)	(0.99)	9.35	8.05	18,317	1.58	3.00	1.58	88
Year Ended March 31, 2011	9.63	0.36	(d)	0.20	0.56	(0.36)	—	(0.24)	(0.60)	9.59	5.87	16,193	1.50	3.64	1.50	45	(j)
Year Ended March 31, 2010	8.53	0.36		1.10	1.46	(0.36)	—	—	(0.36)	9.63	17.32	18,885	1.50	3.89	1.50	75
Year Ended March 31, 2009	9.61	0.40	(d)	(0.87)	(0.47)	(0.61)	—	—	(0.61)	8.53	(5.16)	18,171	1.73	4.32	1.74	357
Year Ended March 31, 2008	9.88	0.50	(d)	(0.26)	0.24	(0.51)	—	—	(0.51)	9.61	2.50	24,777	1.70	5.17	1.71	439

See Notes to Financial Highlights.

96

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Georgia Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2012	$9.73	$0.36	(d)	$0.82	$1.18	$(0.36)	$—	$—	$(0.36)	$10.55	12.33%	$145,803	0.62%	3.55%	0.62%	57%
Year Ended March 31, 2011	10.23	0.39	(d)	(0.50)	(0.11)	(0.39)	—	—	(0.39)	9.73	(1.19)	159,996	0.61	3.81	0.61	44
Year Ended March 31, 2010	9.81	0.39		0.42	0.81	(0.39)	—	—	(0.39)	10.23	8.32	205,856	0.60	3.80	0.60	45
Year Ended March 31, 2009^	9.95	0.37		(0.14)	0.23	(0.37)	—	—	(0.37)	9.81	2.43	163,761	0.67	3.82	0.68	63
Year Ended March 31, 2008	10.25	0.39		(0.33)	0.06	(0.36)	—	—	(0.36)	9.95	0.60	169,453	0.59	3.83	0.60	30
A Shares
Year Ended March 31, 2012	9.75	0.35	(d)	0.82	1.17	(0.35)	—	—	(0.35)	10.57	12.14	4,280	0.77	3.39	0.77	57
Year Ended March 31, 2011	10.24	0.37	(d)	(0.49)	(0.12)	(0.37)	—	—	(0.37)	9.75	(1.24)	5,557	0.76	3.64	0.76	44
Year Ended March 31, 2010	9.83	0.36		0.42	0.78	(0.37)	—	—	(0.37)	10.24	8.03	10,184	0.75	3.56	0.75	45
Year Ended March 31, 2009^	9.97	0.37		(0.15)	0.22	(0.36)	—	—	(0.36)	9.83	2.27	2,747	0.82	3.66	0.83	63
Year Ended March 31, 2008	10.26	0.38		(0.32)	0.06	(0.35)	—	—	(0.35)	9.97	0.54	4,164	0.74	3.63	0.75	30
High Grade Municipal Bond Fund
I Shares
Year Ended March 31, 2012	10.92	0.38	(d)	1.07	1.45	(0.38)	—	(0.03)	(0.41)	11.96	13.43	42,963	0.64	3.29	0.66	218
Year Ended March 31, 2011	11.15	0.44	(d)	(0.23)	0.21	(0.44)	—	—	(0.44)	10.92	1.82	47,695	0.65	3.90	0.71	122
Year Ended March 31, 2010	10.49	0.42		0.66	1.08	(0.42)	—	—	(0.42)	11.15	10.43	55,203	0.64	3.83	0.66	123
Year Ended March 31, 2009	10.80	0.38		(0.31)	0.07	(0.38)	—	—	(0.38)	10.49	0.72	74,586	0.62	3.57	0.62	209
Year Ended March 31, 2008	10.92	0.37		(0.09)	0.28	(0.37)	—	(0.03)	(0.40)	10.80	2.58	173,975	0.66	3.40	0.66	183
A Shares
Year Ended March 31, 2012	10.92	0.36	(d)	1.08	1.44	(0.36)	—	(0.03)	(0.39)	11.97	13.36	8,155	0.79	3.15	0.81	218
Year Ended March 31, 2011	11.15	0.42	(d)	(0.23)	0.19	(0.42)	—	—	(0.42)	10.92	1.66	7,914	0.80	3.72	0.87	122
Year Ended March 31, 2010	10.49	0.40		0.66	1.06	(0.40)	—	—	(0.40)	11.15	10.26	5,605	0.79	3.66	0.81	123
Year Ended March 31, 2009	10.80	0.37		(0.31)	0.06	(0.37)	—	—	(0.37)	10.49	0.56	1,900	0.78	3.47	0.78	209
Year Ended March 31, 2008	10.93	0.35		(0.10)	0.25	(0.35)	—	(0.03)	(0.38)	10.80	2.33	2,442	0.81	3.26	0.81	183
High Income Fund
I Shares
Year Ended March 31, 2012	7.29	0.51	(d)	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	3.04	576,626	0.71	7.37	0.71	148
Year Ended March 31, 2011	6.77	0.50	(d)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	15.83 (e)	394,690	0.70	7.10	0.70	259	(j)
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	58.65	148,252	0.70	8.97	0.72	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
A Shares
Year Ended March 31, 2012	7.29	0.49	(d)	(0.31)	0.18	(0.50)	—	(0.07)	(0.57)	6.90	2.74	99,210	1.00	7.09	1.00	148
Year Ended March 31, 2011	6.78	0.47	(d)	0.54	1.01	(0.48)	—	(0.02)	(0.50)	7.29	15.47	70,552	1.00	6.62	1.00	259	(j)
Year Ended March 31, 2010	4.68	0.53		2.09	2.62	(0.52)	—	—	(0.52)	6.78	58.07	3,822	0.99	8.67	1.01	466
Year Ended March 31, 2009	6.41	0.52		(1.74)	(1.22)	(0.51)	—	—	(0.51)	4.68	(19.60)	860	0.99	8.33	1.04	368
Year Ended March 31, 2008	7.37	0.55		(0.82)	(0.27)	(0.56)	—	(0.13)	(0.69)	6.41	(3.96)	847	1.00	7.95	1.02	403
R Shares(f)
Year Ended March 31, 2012	7.29	0.47	(d)	(0.33)	0.14	(0.47)	—	(0.07)	(0.54)	6.89	2.25	20,317	1.35	6.76	1.35	148
Year Ended March 31, 2011	6.78	0.45	(d)	0.53	0.98	(0.45)	—	(0.02)	(0.47)	7.29	15.07	15,671	1.40	6.54	1.40	259	(j)
Year Ended March 31, 2010	4.67	0.51		2.10	2.61	(0.50)	—	—	(0.50)	6.78	57.86	16,176	1.35	8.68	1.38	466
Year Ended March 31, 2009	6.40	0.49		(1.74)	(1.25)	(0.48)	—	—	(0.48)	4.67	(20.20)	12,249	1.70	8.54	1.76	368
Year Ended March 31, 2008	7.36	0.50		(0.82)	(0.32)	(0.51)	—	(0.13)	(0.64)	6.40	(4.63)	20,546	1.71	7.24	1.72	403

See Notes to Financial Highlights.

97

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Intermediate Bond Fund
I Shares
Year Ended March 31, 2012	$10.35	$0.22	(d)	$0.45	$0.67	$(0.22)	$—	$(0.35)	$(0.57)	$10.45	6.45%	$1,194,207	0.35%	2.04%	0.35%	139%
Year Ended March 31, 2011	10.53	0.29	(d)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	10.35	3.75	1,305,914	0.34	2.73	0.34	127	(j)
Year Ended March 31, 2010	10.27	0.34	(d)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
A Shares
Year Ended March 31, 2012	10.35	0.19	(d)	0.46	0.65	(0.19)	—	(0.35)	(0.54)	10.46	6.26	11,320	0.62	1.75	0.62	139
Year Ended March 31, 2011	10.53	0.28	(d)	0.09	0.37	(0.22)	(0.03)	(0.30)	(0.55)	10.35	3.49	12,926	0.60	2.62	0.60	127	(j)
Year Ended March 31, 2010	10.27	0.31	(d)	0.28	0.59	(0.28)	—	(0.05)	(0.33)	10.53	5.83	11,916	0.55	2.96	0.55	122
Year Ended March 31, 2009	10.29	0.41	(d)	0.23	0.64	(0.43)	—	(0.23)	(0.66)	10.27	6.54	2,624	0.54	3.89	0.54	217
Year Ended March 31, 2008	9.95	0.47	(d)	0.34	0.81	(0.46)	—	(0.01)	(0.47)	10.29	8.39	736	0.55	4.60	0.55	254
R Shares(g)
Year Ended March 31, 2012	10.35	0.14	(d)	0.45	0.59	(0.14)	—	(0.35)	(0.49)	10.45	5.72	749	1.04	1.36	1.04	139
Year Ended March 31, 2011	10.53	0.23	(d)	0.09	0.32	(0.17)	(0.03)	(0.30)	(0.50)	10.35	3.03	901	1.10	2.13	1.10	127	(j)
Year Ended March 31, 2010	10.27	0.27	(d)	0.28	0.55	(0.24)	—	(0.05)	(0.29)	10.53	5.47	1,068	0.91	2.56	0.91	122
Year Ended March 31, 2009	10.29	0.36		0.22	0.58	(0.37)	—	(0.23)	(0.60)	10.27	5.84	543	1.02	3.33	1.02	217
Period from January 18, 2008 through March 31, 2008^^	10.32	0.07		(0.03)	0.04	(0.07)	—	—	(0.07)	10.29	0.40	9	1.28	3.62	1.28	254
Period from April 1, 2007 through October 15, 2007^^	9.95	0.21		0.01	0.22	(0.21)	—	—	(0.21)	9.96	2.21	1	1.43	3.86	1.43	254
Investment Grade Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2012	11.65	0.29	(d)	0.93	1.22	(0.29)	—	(0.09)	(0.38)	12.49	10.62	950,629	0.61	2.38	0.61	199
Year Ended March 31, 2011	11.99	0.33	(d)	(0.06)	0.27	(0.33)	—	(0.28)	(0.61)	11.65	2.22	1,067,672	0.57	2.71	0.57	159
Year Ended March 31, 2010	11.60	0.37		0.56	0.93	(0.37)	—	(0.17)	(0.54)	11.99	8.15	1,037,972	0.55	3.08	0.56	169
Year Ended March 31, 2009	11.59	0.38		0.08	0.46	(0.38)	—	(0.07)	(0.45)	11.60	4.12	817,297	0.54	3.30	0.55	221
Year Ended March 31, 2008	11.47	0.38		0.15	0.53	(0.38)	—	(0.03)	(0.41)	11.59	4.73	546,323	0.57	3.32	0.57	189
A Shares
Year Ended March 31, 2012	11.66	0.26	(d)	0.93	1.19	(0.26)	—	(0.09)	(0.35)	12.50	10.33	37,840	0.87	2.12	0.87	199
Year Ended March 31, 2011	12.00	0.29	(d)	(0.06)	0.23	(0.29)	—	(0.28)	(0.57)	11.66	1.93	31,189	0.85	2.42	0.85	159
Year Ended March 31, 2010	11.61	0.34		0.56	0.90	(0.34)	—	(0.17)	(0.51)	12.00	7.82	24,344	0.84	2.74	0.85	169
Year Ended March 31, 2009	11.60	0.34		0.08	0.42	(0.34)	—	(0.07)	(0.41)	11.61	3.81	13,819	0.84	2.97	0.84	221
Year Ended March 31, 2008	11.48	0.35		0.15	0.50	(0.35)	—	(0.03)	(0.38)	11.60	4.41	10,869	0.87	3.02	0.87	189
Limited Duration Fund
I Shares
Year Ended March 31, 2012	9.76	0.07	(d)	(0.01)	0.06	(0.06)	—	—	(0.06)	9.76	0.58	16,002	0.28	0.68	0.28	58
Year Ended March 31, 2011	9.71	0.10	(d)	0.03	0.13	(0.08)	—	—	(0.08)	9.76	1.37	21,883	0.22	1.11	0.22	76
Year Ended March 31, 2010	9.52	0.08		0.18	0.26	(0.07)	—	—	(0.07)	9.71	2.69	22,482	0.23	0.82	0.23	124
Year Ended March 31, 2009 .	9.87	0.23		(0.37)	(0.14)	(0.21)	—	—	(0.21)	9.52	(1.38)	30,826	0.19	2.43	0.19	44
Year Ended March 31, 2008 .	9.98	0.50		(0.12)	0.38	(0.49)	—	—	(0.49)	9.87	3.90	43,509	0.17	5.01	0.17	132

See Notes to Financial Highlights.

98

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Limited-Term Federal Mortgage Securities Fund
I Shares
Year Ended March 31, 2012	$10.59	$0.12	(d)	$0.62	$0.74	$(0.24)	$—	$—	$(0.24)	$11.09	7.01%	$24,688	0.66%	1.06%	0.72%	299%
Year Ended March 31, 2011 .	10.38	0.19	(d)	0.30	0.49	(0.28)	—	—	(0.28)	10.59	4.73	30,522	0.65	1.77	0.80	452
Year Ended March 31, 2010 .	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	5.41	20,998	0.62	3.25	0.66	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(d)	0.03	0.49	(0.50)	—	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154
A Shares
Year Ended March 31, 2012	10.57	0.09	(d)	0.62	0.71	(0.21)	—	—	(0.21)	11.07	6.81	6,279	0.86	0.78	0.93	299
Year Ended March 31, 2011	10.36	0.17	(d)	0.30	0.47	(0.26)	—	—	(0.26)	10.57	4.53	2,924	0.85	1.63	1.01	452
Year Ended March 31, 2010	10.17	0.30		0.22	0.52	(0.33)	—	—	(0.33)	10.36	5.21	2,598	0.82	2.91	0.88	435
Year Ended March 31, 2009	9.91	0.41		0.29	0.70	(0.44)	—	—	(0.44)	10.17	7.29	2,143	0.81	4.14	0.81	337
Year Ended March 31, 2008	9.92	0.44	(d)	0.03	0.47	(0.48)	—	—	(0.48)	9.91	4.88	2,670	0.78	4.46	0.78	154
C Shares
Year Ended March 31, 2012	10.59	0.01	(d)	0.62	0.63	(0.13)	—	—	(0.13)	11.09	5.94	7,376	1.66	0.06	1.71	299
Year Ended March 31, 2011	10.38	0.09	(d)	0.29	0.38	(0.17)	—	—	(0.17)	10.59	3.69	7,375	1.66	0.82	1.82	452
Year Ended March 31, 2010	10.19	0.22		0.22	0.44	(0.25)	—	—	(0.25)	10.38	4.36	8,265	1.62	2.15	1.67	435
Year Ended March 31, 2009	9.93	0.33		0.29	0.62	(0.36)	—	—	(0.36)	10.19	6.42	8,556	1.60	3.33	1.60	337
Year Ended March 31, 2008	9.94	0.36	(d)	0.03	0.39	(0.40)	—	—	(0.40)	9.93	4.04	10,798	1.58	3.65	1.59	154
North Carolina Tax-Exempt Bond Fund
I Shares
Year Ended March 31, 2012	9.70	0.33	(d)	0.77	1.10	(0.33)	—	—	(0.33)	10.47	11.51	50,412	0.67	3.27	0.67	39
Year Ended March 31, 2011	10.07	0.36	(d)	(0.37)	(0.01)	(0.36)	—	—	(0.36)	9.70	(0.14)	51,372	0.64	3.61	0.64	49
Year Ended March 31, 2010	9.63	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.07	8.53	51,866	0.62	3.72	0.62	65
Year Ended March 31, 2009	9.71	0.35		(0.08)	0.27	(0.35)	—	—	(0.35)	9.63	2.88	43,660	0.61	3.66	0.61	74
Year Ended March 31, 2008	10.05	0.37		(0.34)	0.03	(0.37)	—	—	(0.37)	9.71	0.26	43,046	0.61	3.69	0.61	76
A Shares
Year Ended March 31, 2012	9.67	0.32	(d)	0.78	1.10	(0.32)	—	—	(0.32)	10.45	11.47	633	0.82	3.11	0.82	39
Year Ended March 31, 2011	10.04	0.35	(d)	(0.37)	(0.02)	(0.35)	—	—	(0.35)	9.67	(0.30)	693	0.79	3.47	0.79	49
Year Ended March 31, 2010	9.61	0.36		0.43	0.79	(0.36)	—	—	(0.36)	10.04	8.28	762	0.77	3.57	0.77	65
Year Ended March 31, 2009	9.68	0.33		(0.06)	0.27	(0.34)	—	—	(0.34)	9.61	2.84	559	0.76	3.53	0.76	74
Year Ended March 31, 2008	10.03	0.34		(0.34)	—	(0.35)	—	—	(0.35)	9.68	0.01	760	0.77	3.57	0.77	76
Seix Floating Rate High Income Fund(h)
I Shares
Year Ended March 31, 2012	9.01	0.50	(d)	(0.22)	0.28	(0.46)	—	—	(0.46)	8.83	3.31	3,419,351	0.60	5.69	0.60	72
Year Ended March 31, 2011	8.80	0.59	(d)	0.15	0.74	(0.53)	—	—	(0.53)	9.01	8.64	3,078,972	0.51	6.62	0.51	98	(j)
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	8.80	26.68	1,173,308	0.50	7.08	0.50	117
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	—	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
A Shares
Year Ended March 31, 2012	9.01	0.48	(d)	(0.22)	0.26	(0.44)	—	—	(0.44)	8.83	3.05	51,185	0.85	5.47	0.85	72
Year Ended March 31, 2011	8.80	0.55	(d)	0.16	0.71	(0.50)	—	—	(0.50)	9.01	8.29	69,159	0.84	6.22	0.84	98	(j)
Year Ended March 31, 2010	7.38	0.50		1.39	1.89	(0.47)	—	—	(0.47)	8.80	26.11	22,298	0.81	6.81	0.81	117
Year Ended March 31, 2009	8.90	0.50		(1.52)	(1.02)	(0.50)	—	—	(0.50)	7.38	(11.82)	5,513	0.79	6.08	0.79	226
Year Ended March 31, 2008	9.99	0.67		(1.07)	(0.40)	(0.67)	—	(0.02)	(0.69)	8.90	(4.25)	6,591	0.82	7.01	0.82	134

See Notes to Financial Highlights.

99

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)		Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
C Shares
Year Ended March 31, 2012	$9.02	$0.42	(d)	$(0.23)	$0.19	$(0.38)	$—	$—	$(0.38)	$8.83	2.26%		$30,132	1.52%	4.77%	1.52%	72%
Year Ended March 31, 2011	8.81	0.50	(d)	0.15	0.65	(0.44)	—	—	(0.44)	9.02	7.57		22,234	1.50	5.65	1.50	98	(j)
Year Ended March 31, 2010	7.37	0.45		1.41	1.86	(0.42)	—	—	(0.42)	8.81	25.59		7,402	1.49	6.35	1.49	117
Year Ended March 31, 2009	8.90	0.44		(1.53)	(1.09)	(0.44)	—	—	(0.44)	7.37	(12.55)		543	1.49	5.27	1.49	226
Period Ended March 31, 2008	9.52	0.40		(0.61)	(0.21)	(0.39)	—	(0.02)	(0.41)	8.90	(2.31)		216	1.49	6.43	1.49	134
Seix High Yield Fund
I Shares
Year Ended March 31, 2012	10.07	0.70	(d)	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	3.44		2,123,625	0.54	7.27	0.54	83
Year Ended March 31, 2011	9.46	0.77	(d)	0.61	1.38	(0.77)	—	—	(0.77)	10.07	15.24		1,724,652	0.51	7.96	0.51	118	(j)
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	9.46	32.91		1,723,678	0.48	8.54	0.49	116
Year Ended March 31, 2009	9.77	0.78		(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	(13.15)		786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—	—	(0.81)	9.77	(2.50)		663,081	0.49	7.70	0.50	117
A Shares
Year Ended March 31, 2012	9.84	0.65	(d)	(0.36)	0.29	(0.66)	—	—	(0.66)	9.47	3.21		38,016	0.78	6.91	0.78	83
Year Ended March 31, 2011	9.25	0.73	(d)	0.60	1.33	(0.74)	—	—	(0.74)	9.84	14.99		35,238	0.77	7.74	0.77	118	(j)
Year Ended March 31, 2010	7.58	0.74		1.67	2.41	(0.74)	—	—	(0.74)	9.25	32.81		28,378	0.75	8.51	0.75	116
Year Ended March 31, 2009	9.55	0.75		(1.97)	(1.22)	(0.75)	—	—	(0.75)	7.58	(13.14)		18,530	0.76	8.84	0.77	114
Year Ended March 31, 2008	10.60	0.77		(1.04)	(0.27)	(0.78)	—	—	(0.78)	9.55	(2.65)		21,640	0.75	7.68	0.75	117
R Shares(f)
Year Ended March 31, 2012	10.07	0.65	(d)	(0.40)	0.25	(0.64)	—	—	(0.64)	9.68	2.69		2,427	1.18	6.68	1.18	83
Year Ended March 31, 2011	9.45	0.71	(d)	0.62	1.33	(0.71)	—	—	(0.71)	10.07	14.61		3,341	1.20	7.43	1.20	118	(j)
Year Ended March 31, 2010	7.75	0.71		1.69	2.40	(0.70)	—	—	(0.70)	9.45	31.92		6,347	1.14	7.92	1.14	116
Year Ended March 31, 2009	9.77	0.70		(2.03)	(1.33)	(0.69)	—	—	(0.69)	7.75	(14.01)		5,060	1.50	7.90	1.50	114
Year Ended March 31, 2008	10.83	0.70		(1.05)	(0.35)	(0.71)	—	—	(0.71)	9.77	(3.40)		4,012	1.50	6.75	1.50	117
Short Term Bond Fund
I Shares
Year Ended March 31, 2012	9.95	0.20	(d)	0.06	0.26	(0.22)	—	—	(0.22)	9.99	2.60		310,854	0.48	2.00	0.48	86
Year Ended March 31, 2011	9.94	0.21	(d)	0.02	0.23	(0.22)	—	—	(0.22)	9.95	2.28		350,162	0.48	2.12	0.48	150	(j)
Year Ended March 31, 2010	9.40	0.30		0.53	0.83	(0.29)	—	—	(0.29)	9.94	8.91	(e)	489,413	0.46	3.00	0.46	122
Year Ended March 31, 2009	9.87	0.40		(0.47)	(0.07)	(0.40)	—	—	(0.40)	9.40	(0.70	)(e)	326,801	0.46	4.20	0.46	122
Year Ended March 31, 2008	9.78	0.45		0.09	0.54	(0.45)	—	—	(0.45)	9.87	5.63		390,659	0.45	4.58	0.46	152
A Shares
Year Ended March 31, 2012	9.98	0.17	(d)	0.06	0.23	(0.19)	—	—	(0.19)	10.02	2.32		2,478	0.76	1.75	0.76	86
Year Ended March 31, 2011	9.96	0.19	(d)	0.03	0.22	(0.20)	—	—	(0.20)	9.98	2.18		2,642	0.67	1.94	0.67	150	(j)
Year Ended March 31, 2010	9.42	0.28		0.53	0.81	(0.27)	—	—	(0.27)	9.96	8.65	(e)	3,389	0.68	2.78	0.68	122
Year Ended March 31, 2009	9.89	0.38		(0.47)	(0.09)	(0.38)	—	—	(0.38)	9.42	(0.90	)(e)	2,715	0.66	4.00	0.66	122
Year Ended March 31, 2008	9.81	0.43		0.08	0.51	(0.43)	—	—	(0.43)	9.89	5.30		3,767	0.65	4.38	0.66	152
C Shares
Year Ended March 31, 2012	9.98	0.10	(d)	0.05	0.15	(0.12)	—	—	(0.12)	10.01	1.48		3,009	1.48	1.01	1.48	86
Year Ended March 31, 2011	9.96	0.11	(d)	0.03	0.14	(0.12)	—	—	(0.12)	9.98	1.36		2,685	1.47	1.12	1.47	150	(j)
Year Ended March 31, 2010	9.42	0.20		0.53	0.73	(0.19)	—	—	(0.19)	9.96	7.81	(e)	2,754	1.46	2.03	1.46	122
Year Ended March 31, 2009	9.89	0.30		(0.47)	(0.17)	(0.30)	—	—	(0.30)	9.42	(1.69	)(e)	2,948	1.45	3.20	1.46	122
Year Ended March 31, 2008	9.81	0.35		0.08	0.43	(0.35)	—	—	(0.35)	9.89	4.46		3,477	1.46	3.58	1.46	152

See Notes to Financial Highlights.

100

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Short-Term Municipal Bond Fund*
I Shares
Year Ended March 31, 2012	$10.16	$0.32	(d)	$0.70	$1.02	$(0.31)	$—	$(0.14)	$(0.45)	$10.73	10.16%	$5,956	0.67%	3.00%	0.77%	27%
Year Ended March 31, 2011	10.48	0.35	(d)	(0.29)	0.06	(0.35)	—	(0.03)	(0.38)	10.16	0.53	21,302	0.68	3.32	0.68	33
Year Ended March 31, 2010	10.04	0.37		0.44	0.81	(0.37)	—	—	(0.37)	10.48	8.18	24,332	0.65	3.58	0.65	35
Year Ended March 31, 2009	10.04	0.37		—	0.37	(0.37)	—	—	(0.37)	10.04	3.79	26,064	0.63	3.71	0.63	26
Year Ended March 31, 2008	10.21	0.37		(0.16)	0.21	(0.37)	—	(0.01)	(0.38)	10.04	2.07	38,138	0.62	3.66	0.62	23
A Shares
Year Ended March 31, 2012	10.16	0.29	(d)	0.71	1.00	(0.29)	—	(0.14)	(0.43)	10.73	10.00	3,445	0.82	2.77	0.97	27
Year Ended March 31, 2011	10.48	0.33	(d)	(0.29)	0.04	(0.33)	—	(0.03)	(0.36)	10.16	0.38	4,081	0.83	3.18	0.83	33
Period Ended March 31, 2010#	10.29	0.24		0.19	0.43	(0.24)	—	—	(0.24)	10.48	4.18	5,200	0.81	3.38	0.81	35
Period Ended March 31, 2009##	10.05	0.27		(0.25)	0.02	(0.27)	—	—	(0.27)	9.80	0.22	—	0.78	3.58	0.78	26
Year Ended March 31, 2008	10.22	0.36		(0.16)	0.20	(0.36)	—	(0.01)	(0.37)	10.05	1.91	45	0.79	3.65	0.79	23
Short-Term U.S. Treasury Securities Fund
I Shares
Year Ended March 31, 2012	10.10	0.10	(d)	— (i)	0.10	(0.10)	—	(0.14)	(0.24)	9.96	0.96	8,502	0.55	1.01	0.74	31
Year Ended March 31, 2011	10.27	0.13	(d)	(0.01)	0.12	(0.13)	—	(0.16)	(0.29)	10.10	1.16	22,875	0.53	1.23	0.62	36
Year Ended March 31, 2010	10.33	0.14		(0.03)	0.11	(0.14)	—	(0.03)	(0.17)	10.27	1.03	33,504	0.49	1.29	0.54	147
Year Ended March 31, 2009	10.26	0.28		0.07	0.35	(0.28)	—	—	(0.28)	10.33	3.50	61,692	0.48	2.74	0.48	144
Year Ended March 31, 2008	9.86	0.42		0.40	0.82	(0.42)	—	—	(0.42)	10.26	8.56	62,416	0.48	4.24	0.49	66
A Shares
Year Ended March 31, 2012	10.09	0.08	(d)	— (i)	0.08	(0.08)	—	(0.14)	(0.22)	9.95	0.78	3,455	0.73	0.80	0.94	31
Year Ended March 31, 2011	10.26	0.11	(d)	(0.01)	0.10	(0.11)	—	(0.16)	(0.27)	10.09	0.98	5,562	0.71	1.05	0.80	36
Year Ended March 31, 2010	10.32	0.12		(0.03)	0.09	(0.12)	—	(0.03)	(0.15)	10.26	0.85	5,839	0.67	1.20	0.71	147
Year Ended March 31, 2009	10.25	0.26		0.07	0.33	(0.26)	—	—	(0.26)	10.32	3.31	16,854	0.65	2.30	0.66	144
Year Ended March 31, 2008	9.85	0.41		0.40	0.81	(0.41)	—	—	(0.41)	10.25	8.37	3,800	0.66	4.07	0.67	66
C Shares
Year Ended March 31, 2012	10.08	0.01	(d)	— (i)	0.01	(0.01)	—	(0.14)	(0.15)	9.94	0.07	7,931	1.44	0.07	1.74	31
Year Ended March 31, 2011	10.25	0.02	(d)	(0.01)	0.01	(0.02)	—	(0.16)	(0.18)	10.08	0.16	7,699	1.53	0.21	1.62	36
Year Ended March 31, 2010	10.31	0.03		(0.03)	—	(0.03)	—	(0.03)	(0.06)	10.25	0.04	6,426	1.49	0.33	1.55	147
Year Ended March 31, 2009	10.25	0.18		0.06	0.24	(0.18)	—	—	(0.18)	10.31	2.38	7,113	1.48	1.79	1.48	144
Year Ended March 31, 2008	9.84	0.32		0.41	0.73	(0.32)	—	—	(0.32)	10.25	7.60	8,839	1.48	3.27	1.50	66
Total Return Bond Fund
I Shares
Year Ended March 31, 2012	10.40	0.25	(d)	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	9.62	996,213	0.37	2.30	0.37	170
Year Ended March 31, 2011	10.60	0.33	(d)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	5.20	684,952	0.33	3.05	0.33	294
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
A Shares
Year Ended March 31, 2012	10.73	0.22	(d)	0.76	0.98	(0.34)	—	(0.25)	(0.59)	11.12	9.31	44,359	0.65	1.95	0.65	170
Year Ended March 31, 2011	10.92	0.33	(d)	0.21	0.54	(0.25)	(0.08)	(0.40)	(0.73)	10.73	4.93	17,589	0.58	2.94	0.58	294
Year Ended March 31, 2010	10.57	0.38		0.43	0.81	(0.33)	—	(0.13)	(0.46)	10.92	7.75	8,540	0.55	3.14	0.55	326
Year Ended March 31, 2009	10.40	0.46		0.19	0.65	(0.48)	—	—	(0.48)	10.57	6.51	510	0.54	4.51	0.54	199
Year Ended March 31, 2008	10.26	0.49		0.14	0.63	(0.49)	—	—	(0.49)	10.40	6.28	269	0.54	4.76	0.54	248

See Notes to Financial Highlights.

101

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
R Shares(g)
Year Ended March 31, 2012	$10.40	$0.18	(d)	$0.76	$0.94	$(0.31)	$—	$(0.25)	$(0.56)	$10.78	9.15%	$20,315	0.90%	1.63%	0.90%	170%
Year Ended March 31, 2011	10.60	0.30	(d)	0.19	0.49	(0.21)	(0.08)	(0.40)	(0.69)	10.40	4.63	2,825	0.89	2.74	0.89	294
Year Ended March 31, 2010	10.26	0.35		0.42	0.77	(0.30)	—	(0.13)	(0.43)	10.60	7.61	710	0.82	3.11	0.82	326
Year Ended March 31, 2009	10.10	0.39		0.19	0.58	(0.42)	—	—	(0.42)	10.26	5.90	325	1.10	4.01	1.10	199
Year Ended March 31, 2008	9.96	0.41		0.14	0.55	(0.41)	—	—	(0.41)	10.10	5.68	40	1.30	4.13	1.30	248
Ultra-Short Bond Fund
I Shares
Year Ended March 31, 2012	9.93	0.10	(d)	0.03	0.13	(0.11)	—	—	(0.11)	9.95	1.34	112,617	0.34	0.99	0.34	97
Year Ended March 31, 2011	9.91	0.13	(d)	0.04	0.17	(0.15)	—	—	(0.15)	9.93	1.76	115,795	0.32	1.31	0.32	163	(j)
Year Ended March 31, 2010	9.52	0.25		0.39	0.64	(0.25)	—	—	(0.25)	9.91	6.82	92,528	0.34	2.51	0.37	130
Year Ended March 31, 2009	9.91	0.39		(0.40)	(0.01)	(0.38)	—	—	(0.38)	9.52	(0.13)	55,088	0.31	3.95	0.36	88
Year Ended March 31, 2008	10.00	0.47		(0.09)	0.38	(0.47)	—	—	(0.47)	9.91	3.89	87,892	0.30	4.72	0.33	126
U.S. Government Securities Fund
I Shares
Year Ended March 31, 2012	8.63	0.11	(d)	0.61	0.72	(0.11)	—	(0.55)	(0.66)	8.69	8.27	40,754	0.73	1.18	0.73	94
Year Ended March 31, 2011	8.76	0.18	(d)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	8.63	4.50	48,580	0.62	2.02	0.62	92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	(1.07)	71,910	0.58	2.35	0.58	85
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134
A Shares
Year Ended March 31, 2012	8.63	0.08	(d)	0.61	0.69	(0.08)	—	(0.55)	(0.63)	8.69	7.98	1,797	1.00	0.90	1.00	94
Year Ended March 31, 2011	8.76	0.15	(d)	0.22	0.37	(0.15)	—	(0.35)	(0.50)	8.63	4.18	2,089	0.93	1.71	0.93	92
Year Ended March 31, 2010	11.11	0.21		(0.35)	(0.14)	(0.24)	—	(1.97)	(2.21)	8.76	(1.38)	2,314	0.89	1.98	0.89	85
Year Ended March 31, 2009	10.59	0.29		0.56	0.85	(0.30)	—	(0.03)	(0.33)	11.11	8.17	2,954	0.85	2.78	0.86	130
Year Ended March 31, 2008	10.29	0.47		0.30	0.77	(0.47)	—	—	(0.47)	10.59	7.72	3,496	0.85	4.61	0.85	134
C Shares
Year Ended March 31, 2012	8.63	0.03	(d)	0.61	0.64	(0.03)	—	(0.55)	(0.58)	8.69	7.32	2,401	1.61	0.28	1.67	94
Year Ended March 31, 2011	8.76	0.09	(d)	0.22	0.31	(0.09)	—	(0.35)	(0.44)	8.63	3.46	2,471	1.62	1.02	1.62	92
Year Ended March 31, 2010	11.11	0.14		(0.35)	(0.21)	(0.17)	—	(1.97)	(2.14)	8.76	(2.05)	3,038	1.58	1.28	1.58	85
Year Ended March 31, 2009	10.59	0.22		0.56	0.78	(0.23)	—	(0.03)	(0.26)	11.11	7.42	3,649	1.55	2.08	1.55	130
Year Ended March 31, 2008	10.29	0.40		0.30	0.70	(0.40)	—	—	(0.40)	10.59	6.97	4,222	1.55	3.90	1.55	134
U.S. Government Securities Ultra-Short Bond Fund
I Shares
Year Ended March 31, 2012	10.07	0.06	(d)	0.12	0.18	(0.11)	—	—	(0.11)	10.14	1.76	2,033,765	0.36	0.55	0.36	70
Year Ended March 31, 2011	10.07	0.07	(d)	0.09	0.16	(0.16)	—	—	(0.16)	10.07	1.61	1,648,792	0.33	0.73	0.33	126	(j)
Year Ended March 31, 2010	10.03	0.30		0.06	0.36	(0.32)	—	—	(0.32)	10.07	3.62	1,340,992	0.29	2.15	0.29	119
Year Ended March 31, 2009	10.03	0.41		0.01	0.42	(0.42)	—	—	(0.42)	10.03	4.29	90,675	0.28	4.00	0.32	92
Year Ended March 31, 2008	9.95	0.43		0.10	0.53	(0.45)	—	—	(0.45)	10.03	5.41	62,904	0.28	4.33	0.33	140
Virginia Intermediate Municipal Bond Fund
I Shares
Year Ended March 31, 2012	10.21	0.33	(d)	0.53	0.86	(0.33)	—	(0.11)	(0.44)	10.63	8.55	147,599	0.63	3.12	0.63	23
Year Ended March 31, 2011	10.39	0.34	(d)	(0.11)	0.23	(0.34)	—	(0.07)	(0.41)	10.21	2.15	165,536	0.62	3.23	0.62	17
Year Ended March 31, 2010	10.22	0.37		0.19	0.56	(0.37)	—	(0.02)	(0.39)	10.39	5.58	191,537	0.61	3.56	0.61	33
Year Ended March 31, 2009	10.09	0.36		0.13	0.49	(0.36)	—	—	(0.36)	10.22	5.01	181,882	0.60	3.61	0.60	20
Year Ended March 31, 2008	10.11	0.37		(0.02)	0.35	(0.37)	—	—	(0.37)	10.09	3.51	204,507	0.60	3.65	0.60	28

See Notes to Financial Highlights.

102

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
A Shares
Year Ended March 31, 2012	$10.21	$0.31	(d)	$0.53	$0.84	$(0.31)	$—	$(0.11)	$(0.42)	$10.63	8.38%	$12,509	0.78%	2.97%	0.78%	23%
Year Ended March 31, 2011	10.39	0.32	(d)	(0.11)	0.21	(0.32)	—	(0.07)	(0.39)	10.21	2.00	12,471	0.77	3.09	0.77	17
Year Ended March 31, 2010	10.22	0.35		0.20	0.55	(0.36)	—	(0.02)	(0.38)	10.39	5.44	14,236	0.75	3.35	0.75	33
Year Ended March 31, 2009	10.09	0.35		0.13	0.48	(0.35)	—	—	(0.35)	10.22	4.85	7,619	0.75	3.46	0.75	20
Year Ended March 31, 2008	10.11	0.35		(0.02)	0.33	(0.35)	—	—	(0.35)	10.09	3.36	6,232	0.75	3.50	0.75	28

See Notes to Financial Highlights.

103

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Net Asset Value (“NAV”) varies from NAV reported to shareholders as the financial statements within the Fund’s Annual Report are prepared inclusive of trade date adjustments.

(f)	Effective at the close of business on July 31, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(g)	Effective at the close of business on February 12, 2009, C shares converted to R shares and C shares are no longer available for purchase. The data prior to such date reflects that of C shares.

(h)	The following table details the commencement of operations of certain classes of each respective fund:

Fund	Class	Commencement Date
Seix Floating Rate High Income Fund	C Shares	August 3, 2007

(i)	Rounds to less than $0.01 per share.
(j)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions.

*	Formerly Maryland Municipal Bond Fund.

^	The Georgia Tax-Exempt Bond Fund’s net expense ratio and gross expense ratio includes interest expense of 0.09% incurred during the year ended March 31, 2009 with respect to investments in certain inverse floating rate securities.

^^	Amended from prior periods’ financial highlights. There were no shareholders in the class for the period from October 16, 2007 through January 17, 2008. The financial highlight information presented is for two separate periods of time when shareholders were invested in the class.

#	Prior to August 1, 2009, there were no assets in Class A of the Short-Term Bond Fund during the current period. Effective at the close of business July 31, 2009, Class A received assets from the conversion from Class C. The NAV shown for the beginning of the period reflects the initial converted NAV from Class C and the amounts shown thereafter reflect operations for Class A from August 1, 2009 through March 31, 2010.

##	Class A was operational during a portion of the year only. Amounts reflect performance for the period of time the class had operations, which was 280 days during the period for Short-Term Municipal Bond Fund. The NAV, end of period, presented for Short-Term Municipal Bond Fund A Shares was as of January 6, 2009, the last day the class had shareholders.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:

RidgeWorth Investments

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

www.ridgeworth.com

Investment Subadvisers:

Seix Investment Advisors LLC 10 Mountainview Road, Suite C-200 Upper Saddle River, NJ 07458 www.seixadvisors.com	StableRiver Capital Management LLC 3333 Piedmont Road, Suite 1500 Atlanta, GA 30303 www.stableriver.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):

The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:

These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:

RidgeWorth Funds

P.O. Box 8053

Boston, MA 02266-8053

Website: www.ridgeworth.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RFPRO-FI-0812

EQUITY FUNDS A, C, & I SHARES PROSPECTUS August 1, 2012 Investment Adviser: RidgeWorth Investments®

	A Shares	C Shares	I Shares
Value Funds
Subadviser: Ceredex Value Advisors LLC
• Large Cap Value Equity Fund	SVIIX	SVIFX	STVTX
• Mid-Cap Value Equity Fund	SAMVX	SMVFX	SMVTX
• Small Cap Value Equity Fund	SASVX	STCEX	SCETX

Growth Funds
Subadviser: Silvant Capital Management LLC
• Large Cap Core Growth Stock Fund	CFVIX	CVIBX	CRVAX
• Large Cap Growth Stock Fund	STCIX	STCFX	STCAX
• Select Large Cap Growth Stock Fund	SXSAX	STTFX	STTAX
• Small Cap Growth Stock Fund	SCGIX	SSCFX	SSCTX

Subadviser: Zevenbergen Capital Investments LLC
• Aggressive Growth Stock Fund	SAGAX		SCATX

International Funds
Subadviser: Certium Asset Management LLC
• International Equity Fund	SCIIX		STITX
• International Equity Index Fund	SIIIX		SIEIX
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	VALUE FUNDS

1	LARGE CAP VALUE EQUITY FUND

4	MID-CAP VALUE EQUITY FUND

7	SMALL CAP VALUE EQUITY FUND

10	GROWTH FUNDS

10	LARGE CAP CORE GROWTH STOCK FUND

13	LARGE CAP GROWTH STOCK FUND

16	SELECT LARGE CAP GROWTH STOCK FUND

19	SMALL CAP GROWTH STOCK FUND

22	AGGRESSIVE GROWTH STOCK FUND

25	INTERNATIONAL FUNDS

25	INTERNATIONAL EQUITY FUND

28	INTERNATIONAL EQUITY INDEX FUND

31	MORE INFORMATION

33	MORE INFORMATION ABOUT INDICES

34	MORE INFORMATION ABOUT FUND INVESTMENTS

35	INFORMATION ABOUT PORTFOLIO HOLDINGS

35	MANAGEMENT

38	PURCHASING, SELLING AND EXCHANGING FUND SHARES

46	MARKET TIMING POLICIES AND PROCEDURES

47	DISTRIBUTION OF FUND SHARES

48	SHAREHOLDER SERVICING PLANS

48	DIVIDENDS AND DISTRIBUTIONS

48	TAXES

50	FINANCIAL HIGHLIGHTS

BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT RIDGEWORTH FUNDS

August 1, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

VALUE FUNDS	1

LARGE CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Value Equity Fund (the “Fund”) seeks to provide a high level of capital appreciation. As a secondary goal, the Fund also seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.66%	0.66%	0.66%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.44%	0.07%	0.23%

Total Annual Fund Operating Expenses	1.40%	1.73%	0.89%
Fee Waivers and/or Expense Reimbursements(3)	(0.22)%	—	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.18%	1.73%	0.89%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.18%, 1.88% and 0.93% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$689	$975	$1,281	$2,148
C Shares	$277	$549	$946	$2,054
I Shares	$91	$285	$495	$1,100

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$689	$975	$1,281	$2,148
C Shares	$177	$549	$946	$2,054
I Shares	$91	$285	$495	$1,100

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity

2	VALUE FUNDS

LARGE CAP VALUE EQUITY FUND

securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Value Index. As of July 1, 2012, the market capitalization range of companies in the Russell 1000® Value Index was between approximately $665.01 million and $399.1 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.26%	-19.90%
(6/30/09)	(9/30/02)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 6.32%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(1.85)%	0.09%	4.19%
C Shares Returns Before Taxes	(2.46)%	(0.61)%	3.46%
I Shares Returns Before Taxes	(1.49)%	0.39%	4.54%
I Shares Returns After Taxes on Distributions	(1.74)%	(0.45)%	3.85%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.65)%	0.07%	3.72%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64)%	3.89%

VALUE FUNDS	3

LARGE CAP VALUE EQUITY FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Mills Riddick, CFA, President and Chief Investment Officer of Ceredex, has managed the Fund since 1995.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

4	VALUE FUNDS

MID-CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Mid-Cap Value Equity Fund (the “Fund”) seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.45%	0.10%	0.37%

Total Annual Fund Operating Expenses	1.45%	1.80%	1.07%
Fee Waivers and/or Expense Reimbursements(3)	(0.10)%	—	—

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.35%	1.80%	1.07%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.35%, 1.95% and 1.14% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$705	$1,001	$1,317	$2,211
C Shares	$285	$571	$983	$2,130
I Shares	$110	$342	$593	$1,311

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$705	$1,001	$1,317	$2,211
C Shares	$185	$571	$983	$2,130
I Shares	$110	$342	$593	$1,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts

VALUE FUNDS	5

MID-CAP VALUE EQUITY FUND

(“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers mid-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell Midcap® Value Index. As of July 1, 2011, the market capitalization range of companies in the Russell Midcap® Value Index was between approximately $665.01 million and $186.5 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Mid-Capitalization Companies Risk: Mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.79%	-24.11%
(9/30/09)	(9/30/11)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 7.59%.

6	VALUE FUNDS

MID-CAP VALUE EQUITY FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years	Since Inception of A Shares*
A Shares Returns Before Taxes	(7.54)%	3.33%	N/A	9.29%
C Shares Returns Before Taxes	(8.23)%	2.63%	6.02%	N/A
I Shares Returns Before Taxes	(7.31)%	3.64%	6.94%	N/A
I Shares Returns After Taxes on Distributions	(10.22)%	1.25%	4.90%	N/A
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.23)%	1.89%	5.05%	N/A
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	(1.38)%	0.04%	7.67%	7.78%

*	Since inception of the A Shares on October 27, 2003.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Don Wordell, CFA, Managing Director of Ceredex, has managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

VALUE FUNDS	7

SMALL CAP VALUE EQUITY FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Small Cap Value Equity Fund (the “Fund”) seeks to provide capital appreciation. As a secondary goal, the Fund also seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.82%	0.82%	0.82%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.41%	0.09%	0.38%

Total Annual Fund Operating Expenses	1.53%	1.91%	1.20%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$723	$1,034	$1,367	$2,304
C Shares	$296	$605	$1,040	$2,249
I Shares	$123	$383	$663	$1,461

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$723	$1,034	$1,367	$2,304
C Shares	$196	$605	$1,040	$2,249
I Shares	$123	$383	$663	$1,461

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Ceredex Value Advisors LLC (“Ceredex” or the “Subadviser”) considers small-capitalization companies to be companies with market capitalizations between $50 million and $3 billion or with market capitalizations similar to those of companies in the Russell 2000® Value Index. As of July 1, 2012, the market capitalization range of companies in the Russell 2000® Value Index was between approximately $20.2 million and $2.6 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The Subadviser evaluates potential catalysts that may

8	VALUE FUNDS

SMALL CAP VALUE EQUITY FUND

cause an upward re-rating of the stock’s valuation. Additionally, the common stocks purchased for the Fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Small-Capitalization Companies Risk: Small-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Value Investing Risk: “Value” investing attempts to identify strong companies whose stocks are selling at a discount from their perceived true worth. It is subject to the risk that the stocks’ intrinsic values may never be fully recognized or realized by the market, their prices may go down, or that stocks judged to be undervalued may actually be appropriately priced.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning on October 9, 2003. Performance prior to October 9, 2003, with respect to A Shares, is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
19.65%	-26.62%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 6.16%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(3.98)%	2.92%	9.68%
C Shares Returns Before Taxes	(4.65)%	2.43%	9.20%
I Shares Returns Before Taxes	(3.73)%	3.21%	9.96%
I Shares Returns After Taxes on Distributions	(4.71)%	1.71%	8.18%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(1.36)%	2.37%	8.39%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(5.50)%	(1.87)%	6.40%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

VALUE FUNDS	9

SMALL CAP VALUE EQUITY FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Ceredex Value Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Brett Barner, CFA, Managing Director of Ceredex, has managed the Fund since its inception.

Purchasing and Selling Your Shares

Effective as of the close of business on April 20, 2012, shares of the Fund will no longer be available for purchase by new investors, or for exchange from another RidgeWorth Fund by existing investors, until further notice.

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

10	GROWTH FUNDS

LARGE CAP CORE GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Core Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation. As a secondary goal, the Fund also seeks to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	1.00%	None
Other Expenses(2)	0.28%	0.22%	0.32%

Total Annual Fund Operating Expenses	1.23%	1.92%	1.02%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$694	$945	$1,215	$1,985
C Shares	$297	$608	$1,046	$2,259
I Shares	$105	$326	$566	$1,253

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$694	$945	$1,215	$1,985
C Shares	$197	$608	$1,046	$2,259
I Shares	$105	$326	$566	$1,253

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the S&P 500 Index. As of July 1, 2012, the market capitalization range of companies in the S&P 500 Index was between approximately $1.3 billion and $553.9 billion.

The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of

GROWTH FUNDS	11

LARGE CAP CORE GROWTH STOCK FUND

stocks it believes has the best current risk/return characteristics. In selecting investments for purchase, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheets, strong current and projected business fundamentals, and reasonable valuation. The Subadviser’s approach attempts to identify a well-defined “investment thesis” (why it believes the company’s current expectations will be increased over the next 3 to 18 months) based on competitive positioning, business model, and potential catalysts and risks. The Subadviser may sell a security when the investment thesis is realized, the investment thesis breaks down, or a more attractive alternative presents itself. The Subadviser believes in executing a very disciplined and objective investment process and controlling risk through a broadly diversified portfolio.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
15.73%	-22.03%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 10.43%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(6.81)%	(3.78)%	2.11%
C Shares Returns Before Taxes	(7.53)%	(4.50)%	1.34%
I Shares Returns Before Taxes	(6.61)%	(3.54)%	2.35%
I Shares Returns After Taxes on Distributions	(6.70)%	(4.02)%	1.73%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(4.17)%	(2.96)%	1.97%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25)%	2.92%

12	GROWTH FUNDS

LARGE CAP CORE GROWTH STOCK FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of Silvant, Mr. Joe Ransom, CFA, and Mr. Michael A. Sansoterra, each a Managing Director of Silvant, and Mr. Sandeep Bhatia, PhD, CFA, Director of Silvant, have co-managed the Fund since February 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

GROWTH FUNDS	13

LARGE CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Large Cap Growth Stock Fund (the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.22%	0.10%	0.13%

Total Annual Fund Operating Expenses	1.22%	1.80%	0.83%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$693	$942	$1,210	$1,974
C Shares	$285	$571	$983	$2,130
I Shares	$85	$266	$462	$1,029

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$693	$942	$1,210	$1,974
C Shares	$185	$571	$983	$2,130
I Shares	$85	$266	$462	$1,029

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2012, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $1 billion and $553.9 billion. The Subadviser will seek out securities it believes have strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have

14	GROWTH FUNDS

LARGE CAP GROWTH STOCK FUND

above average growth potential to beat expectations. The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
14.85%	-21.73%
(9/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 10.45%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	0.30%	1.93%	1.37%
C Shares Returns Before Taxes	(0.34)%	1.21%	0.76%
I Shares Returns Before Taxes	0.65%	2.23%	1.81%
I Shares Returns After Taxes on Distributions	0.65%	1.41%	1.27%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.42%	1.87%	1.51%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

GROWTH FUNDS	15

LARGE CAP GROWTH STOCK FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of Silvant, and Mr. Michael A. Sansoterra, Managing Director of Silvant, have co-managed the Fund since 2007. In addition to Messrs. Guinther and Sansoterra, Mr. Joe Ransom, CFA, Managing Director of Silvant, and Mr. Sandeep Bhatia, PhD, CFA, Director of Silvant, have co-managed the Fund since February 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

16	GROWTH FUNDS

SELECT LARGE CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Select Large Cap Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.23%	0.21%	0.26%

Total Annual Fund Operating Expenses	1.23%	1.91%	0.96%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$694	$945	$1,215	$1,985
C Shares	$296	$605	$1,040	$2,249
I Shares	$98	$307	$533	$1,182

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$694	$945	$1,215	$1,985
C Shares	$196	$605	$1,040	$2,249
I Shares	$98	$307	$533	$1,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities of large-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers large-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 1000® Growth Index. As of July 1, 2012, the market capitalization range of companies in the Russell 1000® Growth Index was between approximately $1 billion and $553.9 billion.

The Subadviser applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. The Subadviser then uses fundamental research to select the portfolio of stocks it believes has the best current risk/return

GROWTH FUNDS	17

SELECT LARGE CAP GROWTH STOCK FUND

characteristics. In selecting investments for purchase and sale, the Subadviser seeks companies with strong current earnings, growth in revenue, improving profitability, strong balance sheet, strong current and projected business fundamentals, and reasonable valuation. The Subadviser believes in executing a very disciplined and objective investment process in controlling risk through a broadly diversified portfolio. Generally, the Fund will hold 40 securities or less.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s benchmark.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. A Shares were offered beginning October 14, 2003. Performance prior to October 14, 2003 with respect to the A Shares is that of I Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
13.55%	-20.29%
(9/30/10)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 10.32%.

18	GROWTH FUNDS

SELECT LARGE CAP GROWTH STOCK FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(4.59)%	1.63%	1.73%
C Shares Returns Before Taxes	(5.27)%	0.90%	0.95%
I Shares Returns Before Taxes	(4.30)%	1.91%	1.98%
I Shares Returns After Taxes on Distributions	(4.71)%	1.80%	1.91%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(2.28)%	1.62%	1.69%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of Silvant, and Mr. Michael A. Sansoterra and Mr. Joe Ransom, CFA, each a Managing Director of Silvant, have co-managed the Fund since 2007. In addition to Messrs. Guinther, Sansoterra and Ransom, Mr. Sandeep Bhatia, PhD, CFA, Director of Silvant, has co-managed the Fund since February 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

GROWTH FUNDS	19

SMALL CAP GROWTH STOCK FUND

Summary Section

A Shares, C Shares and I Shares

Investment Objective

The Small Cap Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	C Shares	I Shares
Management Fees(1)	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.30%	1.00%	None
Other Expenses(2)	0.14%	0.09%	0.31%

Total Annual Fund Operating Expenses	1.29%	1.94%	1.16%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$700	$963	$1,246	$2,049
C Shares	$299	$615	$1,056	$2,281
I Shares	$119	$370	$642	$1,415

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
A Shares	$700	$963	$1,246	$2,049
C Shares	$199	$615	$1,056	$2,281
I Shares	$119	$370	$642	$1,415

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S.-traded equity securities of small-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). Silvant Capital Management LLC (“Silvant” or the “Subadviser”) considers small-capitalization companies to be companies with market capitalizations similar to those of companies in the Russell 2000® Growth Index. As of July 1, 2012, the market capitalization range of companies in the Russell 2000® Growth Index was between approximately $20.2 million and $4 billion.

In selecting investments for purchase and sale, the Subadviser chooses companies that it believes have above average growth potential to beat expectations as a result of strong business fundamentals, such as revenue growth, improving cash flows, increasing margins and positive earning trends. The Subadviser

20	GROWTH FUNDS

SMALL CAP GROWTH STOCK FUND

applies proprietary quantitative models to rank stocks based on improving fundamentals, valuation, capital deployment and efficiency and sentiment or behavior factors. It then performs in-depth fundamental analysis to determine the quality and sustainability of expectations to determine whether or not the company is poised to beat expectations. The Subadviser uses a “bottom-up” process based on company fundamentals. Risk controls are in place to assist in maintaining a portfolio that is diversified by sector and minimizes unintended risks relative to the primary benchmark.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ADR Risk: Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Small-Capitalization Companies Risk: Small-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.19%	-28.61%
(6/30/03)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 7.81%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(0.48)%	1.27%	4.40%
C Shares Returns Before Taxes	(1.19)%	0.57%	3.69%
I Shares Returns Before Taxes	(0.13)%	1.57%	4.74%
I Shares Returns After Taxes on Distributions	(0.13)%	0.36%	3.60%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(0.08)%	1.07%	3.84%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91)%	2.09%	4.48%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements,

GROWTH FUNDS	21

SMALL CAP GROWTH STOCK FUND

such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Silvant Capital Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Christopher Guinther, President and Chief Investment Officer of Silvant, and Mr. Michael A. Sansoterra, Managing Director of Silvant, have co-managed the Fund since 2007. In addition to Messrs. Guinther and Sansoterra, Mr. Joe Ransom, CFA, Managing Director of Silvant, and Mr. Sandeep Bhatia, PhD, CFA, Director of Silvant, have co-managed the Fund since February 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Subsequent investments in A or C Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts for either class of shares at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	GROWTH FUNDS

AGGRESSIVE GROWTH STOCK FUND

Summary Section

A Shares and I Shares

Investment Objective

The Aggressive Growth Stock Fund (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.85%	0.85%
Distribution (12b-1) Fees	0.30%	None
Other Expenses(2)	0.26%	0.18%

Total Annual Fund Operating Expenses	1.41%	1.03%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$711	$998	$1,306	$2,177
I Shares	$106	$329	$571	$1,264

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other U.S.-traded equity securities. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). The Fund may invest in companies of any size and may invest a portion of its assets in non-U.S. issued securities.

The Fund invests primarily in common stocks of companies that exhibit strong growth characteristics. In selecting investments for purchase and sale, Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Subadviser”) uses a fundamental research approach to identify companies with favorable prospects for future revenue, earnings, and/or cash flow growth. Growth “drivers” are identified for each company and become critical to the ongoing evaluation process. Industry growth dynamics, company competitive positioning, pricing flexibility, and diversified product offerings are evaluated, providing the foundation for further fundamental research to determine the weighting of the Fund’s investments. Generally the Fund will hold a limited number of securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and

GROWTH FUNDS	23

AGGRESSIVE GROWTH STOCK FUND

economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Foreign Securities Risk: Foreign securities, including depositary receipts such as ADRs, involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Holdings Risk: Because the Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s benchmark.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.

Small- and Mid-Capitalization Companies Risk: Small- and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
23.29%	-27.98%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 5.11%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception on February 23, 2004
A Shares Returns Before Taxes	(10.70)%	3.13%	4.35%
I Shares Returns Before Taxes	(10.41)%	3.44%	4.66%
I Shares Returns After Taxes on Distributions	(10.41)%	3.27%	4.54%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(6.77)%	2.92%	4.02%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.18%	2.46%	3.97%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your

24	GROWTH FUNDS

AGGRESSIVE GROWTH STOCK FUND

tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Zevenbergen Capital Investments LLC is the Fund’s Subadviser.

Portfolio Management

Ms. Nancy Zevenbergen, CFA, CIC, President and Chief Investment Officer of Zevenbergen, and Ms. Brooke de Boutray, CFA, CIC, and Ms. Leslie Tubbs, CFA, CIC, each a Managing Director, Portfolio Manager and Analyst of Zevenbergen, have co-managed the Fund since its inception.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A, C and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

INTERNATIONAL FUNDS	25

INTERNATIONAL EQUITY FUND

Summary Section

A Shares and I Shares

Investment Objective

The International Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.90%	0.90%
Distribution (12b-1) Fees	0.30%	None
Other Expenses(2)	0.18%	0.15%
Acquired Fund Fees and Expenses(3)	0.02%	0.02%

Total Annual Fund Operating Expenses	1.40%	1.07%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$710	$995	$1,301	$2,166
I Shares	$110	$342	$593	$1,311

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. The Fund’s investments are diversified among at least three foreign countries. The Fund may also invest in exchange-traded funds (“ETFs”). The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

In selecting investments for purchase and sale, Certium Asset Management LLC (“Certium” or the “Subadviser”) seeks to identify stocks with positive earnings trends and attractive valuations. Fundamental analysis is used to determine those companies that are projected to have sustainability of earnings and global industry positioning. The Subadviser’s goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. Risk controls are in place to assist in maintaining a portfolio that is diversified by security type and industry sector and invested across multiple countries.

26	INTERNATIONAL FUNDS

INTERNATIONAL EQUITY FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Small-Capitalization Companies Risk: Small-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of mid- or large-capitalization companies. Small-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 3.05%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(12.84)%	(5.39)%	3.57%
I Shares Returns Before Taxes	(12.55)%	(5.08)%	3.91%
I Shares Returns After Taxes on Distributions	(12.67)%	(5.89)%	3.31%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(7.55)%	(4.18)%	3.37%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14)%	(4.72)%	4.67%

INTERNATIONAL FUNDS	27

INTERNATIONAL EQUITY FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Certium Asset Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chad Deakins, CFA, President and Chief Investment Officer of Certium, has managed the Fund since 2000.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

28	INTERNATIONAL FUNDS

INTERNATIONAL EQUITY INDEX FUND

Summary Section

A Shares and I Shares

Investment Objective

The International Equity Index Fund (the “Fund”) seeks to provide investment results that correspond to the performance of the MSCI EAFE Index (GDP Weighted) Net Dividend (the “Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 41 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	A Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.75%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	A Shares	I Shares
Management Fees(1)	0.45%	0.45%
Distribution (12b-1) Fees	0.30%	None
Other Expenses(2)	0.24%	0.28%
Acquired Fund Fees and Expenses(3)	0.05%	0.05%

Total Annual Fund Operating Expenses	1.04%	0.78%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A Shares	$675	$888	$1,118	$1,778
I Shares	$80	$250	$435	$969

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of foreign companies. The Fund may also invest in exchange-traded funds (“ETFs”).

In selecting investments for purchase and sale, Certium Asset Management LLC (“Certium” or the “Subadviser”) uses statistical analysis in an attempt to track the Index. The Subadviser chooses companies included in the Index, which is an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INTERNATIONAL FUNDS	29

INTERNATIONAL EQUITY INDEX FUND

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Exchange-Traded Fund Risk: ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund bears its pro rata portion of the ETF’s expenses. The impact of these additional expenses, if any, would be shown as part of “Acquired Fund Fees and Expenses” in the Annual Fund Operating Expenses table.

Foreign Securities Risk: Foreign securities, including depositary receipts such as American Depositary Receipts (“ADRs”), involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. These risks are increased for investments in emerging markets. The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

Small- and Mid-Capitalization Companies Risk: Small- and mid-cap stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalization companies. Small- and mid-capitalization companies may be newer or less established and may have limited resources, products and markets, and less liquid.

Tracking Error Risk: Because the Subadviser employs a representative sampling strategy to track the performance of the Index, the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows changes in the performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
24.69%	-22.17%
(6/30/09)	(9/30/11)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.67%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
A Shares Returns Before Taxes	(14.88)%	(6.92)%	3.36%
I Shares Returns Before Taxes	(14.61)%	(6.65)%	3.69%
I Shares Returns After Taxes on Distributions	(15.15)%	(7.27)%	3.17%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	(8.80)%	(5.60)%	3.10%
MSCI EAFE GDP Weighted Index Net Dividend (reflects no deduction for fees, expenses or taxes)	(14.33)%	(6.42)%	4.35%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your

30	INTERNATIONAL FUNDS

INTERNATIONAL EQUITY INDEX FUND

tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Certium Asset Management LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Chad Deakins, CFA, President and Chief Investment Officer of Certium, has co-managed the Fund since 2005, after managing the Fund since 1999. Mr. Matthew Welden, Director of Certium, has co-managed the Fund since 2008.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem A and I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

The minimum initial investment amounts for each share class are shown below, although these minimums may be reduced or waived in some cases.

Class	Dollar Amount
A Shares	$2,000
I Shares	None

Subsequent investments in A Shares must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion. There are no minimums for subsequent investments in I Shares.

Tax Information

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Fund’s distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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MORE INFORMATION

More Information

More Information About Principal Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.

More Information About Principal Risks

ADR Risk

Large Cap Core Growth Stock Fund

Large Cap Growth Stock Fund

Large Cap Value Equity Fund

Mid-Cap Value Equity Fund

Select Large Cap Growth Stock Fund

Small Cap Growth Stock Fund

Small Cap Value Equity Fund

Each Fund may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers.

Equity Securities Risk

All Funds

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in funds that primarily hold equity securities. Historically, the equity market has moved in cycles and investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund’s net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

Exchange-Traded Fund Risk

International Equity Fund

International Equity Index Fund

Each Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to a particular portion of the market. ETFs are investment companies that are bought and sold on a securities exchange. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expense. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own shares of an ETF.

Foreign Securities Risk

Aggressive Growth Stock Fund

International Equity Fund

International Equity Index Fund

Foreign securities, including depositary receipts such as ADRs, involve special risks such as currency fluctuations (with the exception of ADRs), economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. These risks are increased for investments in emerging markets.

Specific Risks of Foreign Securities:

•

Political and Economic Risks. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on

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MORE INFORMATION

dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect the Fund’s investments.

•

Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those that U.S. companies must meet. In addition, there may be less information publicly available about such companies.

•

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

•	Transaction Costs. The costs of buying and selling foreign securities including brokerage, tax and custody costs are generally higher than those for domestic transactions.

•

Custody/Sub-Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. A Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currencies. The laws of certain countries may limit the ability to recover such assets if the a foreign bank or depository, or an agent of the bank or depository, goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause a Fund to miss attractive investment opportunities.

•

Currency Risk. Non-U.S. securities in which the Fund may invest, with the exception of ADRs, generally trade in currencies other than the U.S. dollar. Changes in currency exchange rates may affect a Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Fund to decline. Certain currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to that particular currency.

Growth Stock Risk

Aggressive Growth Stock Fund

Large Cap Core Growth Stock Fund

Large Cap Growth Stock Fund

Select Large Cap Growth Stock Fund

Small Cap Growth Stock Fund

Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Holdings Risk

Aggressive Growth Stock Fund

Select Large Cap Growth Stock Fund

Because a Fund targets holdings of a more limited number of stocks, performance may be more volatile than a similar fund with a greater number of holdings or the Fund’s respective benchmark.

Large-Capitalization Companies Risk

Aggressive Growth Stock Fund

International Equity Fund

International Equity Index Fund

Large Cap Core Growth Stock Fund

Large Cap Growth Stock Fund

Large Cap Value Equity Fund

Select Large Cap Growth Stock Fund

Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large-capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

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Small- and Mid-Capitalization Companies Risk

Aggressive Growth Stock Fund

International Equity Fund

International Equity Index Fund

Mid-Cap Value Equity Fund

Small Cap Value Equity Fund

Small Cap Growth Stock Fund

Small- and mid-capitalization companies may be either established or newer companies. Small-capitalization companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Small-capitalization company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Tracking Error Risk

International Equity Index Fund

Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

Value Investing Risk

Large Cap Value Equity Fund

Mid-Cap Value Equity Fund

Small Cap Value Equity Fund

Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. A Fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The Adviser or Subadviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s or Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.

The Funds are not managed to achieve tax efficiency.

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is a free

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MORE INFORMATION ABOUT FUND INVESTMENTS

float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of 21 developed market country indices.

MSCI EAFE GDP Weighted Index Net Dividend is a widely-recognized, market capitalization index that measures market equity performance based upon indices from foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect of the market capitalization of the various companies operating in each country.

Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. It is comprised of several subset indices based on market capitalization and investment style (growth or value).

Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index.

Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index is a subset of the Russell 1000® Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately 31% of the total market capitalization of the Russell 1000 companies, their market capitalization and current index membership.

S&P 500 Index is widely regarded as a gauge of the U.S. equities market. The index includes 500 leading companies in leading industries of the U.S. economy. Although the S&P 500 focuses on the large cap segment of the market, with approximately 75% coverage of U.S.  equities, it is also an ideal proxy for the total market.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ statement of additional information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. The Small Cap Value Equity Fund also may invest in investment grade fixed-income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund’s objective. A Fund will do so only if the Adviser or Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses

35

INFORMATION ABOUT PORTFOLIO HOLDINGS AND MANAGEMENT

associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2012, the Adviser had approximately $47.1 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each Subadviser’s adherence to its investment style. The Adviser also executes transactions with respect to specific securities selected by the Subadvisers (excluding Zevenbergen Capital Investments LLC) for purchase and sale by the Funds. The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2012, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Aggressive Growth Stock Fund	1.10%
International Equity Fund	1.15%
International Equity Index Fund	0.50%
Large Cap Core Growth Stock Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Value Equity Fund	0.75%
Mid-Cap Value Equity Fund	0.94%
Select Large Cap Growth Stock Fund	0.85%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.11%

The Adviser and each Subadviser has contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep total annual operating expenses of each Fund from exceeding the applicable expense cap below. If at any point before August 1, 2015, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Funds	Share Class	Expense Limitation
Large Cap Value Equity Fund	I	0.93%
	A	1.18%
	C	1.88%
Mid-Cap Value Equity Fund	I	1.14%
	A	1.35%
	C	1.95%
Small Cap Value Equity Fund	I	1.31%
	A	1.55%
	C	2.15%
International Equity Fund	I	1.37%
	A	1.67%
International Equity Index Fund	I	0.76%
	A	1.02%
Large Cap Core Growth Stock Fund	I	1.03%
	A	1.28%
	C	2.03%
Large Cap Growth Stock Fund	I	1.16%
	A	1.40%
	C	2.10%

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MANAGEMENT

Funds	Share Class	Expense Limitation
Select Large Cap Growth Stock Fund	I	1.09%
	A	1.39%
	C	2.09%
Small Cap Growth Stock Fund	I	1.33%
	A	1.60%
	C	2.25%
Aggressive Growth Stock Fund	I	1.29%
	A	1.50%

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2012, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Large Cap Value Equity Fund	0.80%
Mid-Cap Value Equity Fund	1.00%
Small Cap Value Equity Fund	1.15%

*	Management Fees have been restated to reflect a decrease in the Fund’s Management Fees effective August 1, 2012. In addition to this decrease in Management Fees, Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the year ended March 31, 2012.

Investment Subadvisers

The Subadvisers are responsible for managing the portfolios of their respective Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the year ended March 31, 2012.

Information about the Subadvisers and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Ceredex Value Advisors LLC (“Ceredex”)

300 South Orange Avenue, Suite 1600

Orlando, Florida 32801

www.ceredexvalue.com

Ceredex, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 19 years functioning as RidgeWorth’s value style investment management team. As of June 30, 2012, Ceredex had approximately $7.566 billion in assets under management.

Ceredex is a value equity asset management firm that seeks to identify catalysts that may lead to appreciation in undervalued, dividend-paying stocks.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Mills Riddick, CFA, currently serves as President and Chief Investment Officer of Ceredex and as a Vice President of the Adviser. He has managed the Large Cap Value Equity Fund since 1995. He has more than 30 years of investment experience.

Mr. Brett Barner, CFA, currently serves as Managing Director of Ceredex and served as a Managing Director of the Adviser from 2000-2008. He has managed the Small Cap Value Equity Fund since its inception.

Mr. Don Wordell, CFA, currently serves as Managing Director of Ceredex and served as a Director of the Adviser from 2005-2008. He has managed the Mid-Cap Value Equity Fund since its inception.

Certium Asset Management LLC (“Certium”)

3333 Piedmont Road, Suite 1400

Atlanta, Georgia 30305

www.certiumllc.com

Certium, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 13 years functioning as RidgeWorth’s international and quantitative equity investment management team. As of June 30, 2012, Certium had approximately $1.087 billion in assets under management.

Certium is an institutional investment management firm focused on passive, quantitative and active strategies which provide clients with risk-controlled exposure to equity markets.

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MANAGEMENT

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Chad Deakins, CFA, currently serves as President and Chief Investment Officer of Certium and as a Vice President of the Adviser. He has co-managed the International Equity Index Fund since 2005, after managing the Fund since 1999. He has managed the International Equity Fund since 2000. He has more than 17 years of investment experience.

Mr. Matthew Welden currently serves as a Director of Certium and served as a Director of the Adviser from 2006-2008. He has co-managed the International Equity Index Fund since 2008. He has more than 13 years of investment experience.

Silvant Capital Management LLC (“Silvant”)

3333 Piedmont Road, Suite 1400

Atlanta, Georgia 30305

www.silvantcapital.com

Silvant, a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 2008 after 24 years functioning as RidgeWorth’s growth style investment management team. As of June 30, 2012, Silvant had approximately $3.026 billion in assets under management.

Silvant focuses on managing growth equity products for a diverse range of institutional clients. Its philosophy is that consistent outperformance can be delivered by an investment process which is grounded in fundamental analysis and includes sophisticated risk management and stock selection techniques. Silvant’s investment team seeks to generate performance (alpha) through bottom-up stock selection, minimizing the potential impact of unintended style bias, sector bets, or macroeconomic risks relative to the primary benchmark.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

Mr. Christopher Guinther currently serves as President and Chief Investment Officer of Silvant, and as a Vice President of the Adviser. Prior to joining the Adviser, Mr. Guinther served as Institutional Small Cap Growth Portfolio Manager of Northern Trust Bank from 2005 to 2007, Small Cap Growth Portfolio Manager of Principal Financial Group from 2003 to 2005, and as One Group’s Small Cap Growth Co-Mutual Fund Manager of Banc One Investment Advisers from 1996 to 2003. He has co-managed the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund since 2007, and the Large Cap Core Growth Stock Fund since February 2011. He has more than 20 years of investment experience.

Mr. Joe Ransom, CFA, currently serves as a Managing Director of Silvant and Vice President of the Adviser. He has co-managed the Select Large Cap Growth Stock Fund since 2007, and the Large Cap Growth Stock Fund, Small Cap Growth Stock Fund and Large Cap Core Growth Stock Fund since February 2011. He has more than 38 years of investment experience.

Mr. Michael A. Sansoterra currently serves as a Managing Director of Silvant and as a Vice President of the Adviser. Prior to joining the Adviser, Mr. Sansoterra served as Large Cap Diversified Growth Portfolio Manager and Senior Equity Analyst of Principal Global Investors from 2003 to 2007. He has co-managed the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund since 2007, and the Large Cap Core Growth Stock Fund since February 2011. He has more than 16 years of investment experience.

Mr. Sandeep Bhatia currently serves as Director of Silvant. He has been associated with Silvant or an affiliate since 2007. Prior to joining the Adviser, Mr. Bhatia served as a Senior Research Analyst for Eagle Asset Management, focusing on the healthcare sector from 2005 to 2007. He has co-managed the Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund and Large Cap Core Growth Stock Fund since February 2011. He has more than 11 years of investment experience.

Zevenbergen Capital Investments LLC (“ZCI”)

601 Union Street, Suite 4600 Seattle, Washington 98101

www.zci.com

ZCI, a minority-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. The firm was established in 1987 and serves as Subadviser to the Aggressive Growth Stock Fund. As of June 30, 2012, ZCI had approximately $2.073 billion in assets under management.

ZCI specializes in aggressive growth-equity investment advisory services for separately managed portfolios and mutual funds. ZCI’s investment philosophy and stock selection process, unchanged since its inception,

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

operates under the principle that revenue, cash flow and earnings growth are the key determinants of long-term stock price appreciation.

The following individuals are primarily responsible for the day-to-day management of the Aggressive Growth Stock Fund.

Ms. Nancy Zevenbergen, CFA, CIC, has served as President and Chief Investment Officer of ZCI since 1987 and has co-managed the Fund since its inception. She has more than 30 years of investment experience.

Ms. Brooke de Boutray, CFA, CIC, has co-managed the Fund since its inception. Ms. de Boutray joined ZCI in 1992 and has served as Managing Director, Portfolio Manager and Analyst since the Fund’s inception. She has more than 29 years of investment experience.

Ms. Leslie Tubbs, CFA, CIC, has co-managed the Fund since its inception. Ms. Tubbs joined ZCI in 1994 and has served as Managing Director, Portfolio Manager and Analyst since the Fund’s inception. She has more than 17 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange A Shares, C Shares and I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing A Shares and C Shares

You may purchase A Shares and C Shares of the Funds through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution or intermediary directly and follow its procedures for Fund share transactions. Your financial institution or intermediary may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your financial institution or intermediary.

Your investment professional can assist you in opening a brokerage account that will be used for purchasing shares of RidgeWorth Funds.

Shareholders who purchase shares directly from the Funds may purchase additional Fund shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	Automated Clearing House (“ACH”)

The Funds do not accept cash, credit card checks, third-party checks, travelers’ checks, money orders, bank starter checks, or checks drawn in a foreign currency, as payment for Fund shares.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the Fund or transfer agent, and the Fund can redeem shares you own in any of the Funds or in another identically registered RidgeWorth Funds account as reimbursement.

Effective as of the close of business on April 20, 2012, shares of the Small Cap Value Equity Fund are no longer available for purchase by new investors, or for exchange from another RidgeWorth Fund by existing investors, until further notice. Please see the “Purchasing and Redeeming” section in the Statement of Additional Information for additional information. The Small Cap Value Equity Fund reserves the right to make exceptions or otherwise modify the foregoing policy at any time and to reject any investment or refuse any exception for any reason. Investors may be required to demonstrate eligibility to purchase shares of the Small Cap Value Equity Fund before an investment is accepted.

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

fiduciary agent, investment adviser, or custodian. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — A Shares, C Shares and I Shares

Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — A Shares, C Shares and I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — A Shares, C Shares and I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Although the Funds, except the International Equity Fund and the International Equity Index Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value — for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Minimum/Maximum Purchases — A Shares, C Shares and I Shares

To purchase A Shares or C Shares for the first time, you must invest in any Fund at least:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)
I Shares	None

Purchases of C Shares of a Fund requested in an amount of $1,000,000 or more will be converted to A Shares of that Fund.

Your subsequent investments must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — A Shares, C Shares and I Shares

If you have a checking or savings account with a bank, you may purchase A Shares and C Shares automatically through regular deductions from your bank account. With a $500 minimum initial investment, you may begin regularly-scheduled investments of $50 or more once or twice a month. If you are buying C Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years. Shareholders should contact their financial intermediary for more information on how to take advantage of this feature.

Officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Adviser, the Subadvisers or SunTrust Banks, Inc. and its subsidiaries may also purchase I Shares through regular deductions from their bank account. There is a $25 minimum investment.

Customer Identification

Foreign Investors

To purchase A Shares and C Shares of the Funds you must be a U.S. citizen, a U.S. resident alien, or a U.S. entity, with a U.S. tax identification number, and reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses). If you owned shares on July 31, 2006, you may keep your account open even if you do not reside in the U.S. or its territories, but you may not make additional purchases or exchanges.

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

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Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

Sales Charges — A Shares and C Shares

Front-End Sales Charges — A Shares

The offering price of A Shares is the NAV next calculated after a Fund receives your request in proper form, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment.

Value Equity Funds

Large Cap Value Equity Fund

Mid-Cap Value Equity Fund

Small Cap Value Equity Fund

Growth Equity Funds

Aggressive Growth Stock Fund

Large Cap Core Growth Stock Fund

Large Cap Growth Stock Fund

Select Large Cap Growth Stock Fund

Small Cap Growth Stock Fund

International Funds

International Equity Fund

International Equity Index Fund

If Your Investment is:	Your Sales Charge as a Percentage of Offering Price*	Your Sales Charge as a Percentage of Your Net Investment
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and over	None	None

*	RidgeWorth Distributors LLC (the “Distributor”) may pay a percentage of the offering price as a commission to broker-dealers. While investments over $1,000,000 are not subject to a front-end sales charge, the Distributor may pay dealer commissions ranging from 0.25% to 0.75%.

Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of

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A Shares in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 0.75% if you redeem any of these A Shares within two years of purchase. Prior to September 1, 2011, shareholders paid a deferred sales charge of 1.00% on the redemption of these A Shares within one year of purchase. You will continue to pay the 1.00% deferred sales charge if you redeem, within one year, any of the A Shares that were purchased prior to September 1, 2011. The deferred sales charge may be waived from time to time for certain broker-dealers that waive payment of compensation to them. The deferred sales charge is calculated based on the lesser of (i) the NAV of the shares at the time of purchase or (ii) NAV of the shares next calculated after the Fund receives your redemption request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

Waiver of Front-End Sales Charge — A Shares

The front-end sales charge may be waived on A Shares purchased:

•	through reinvestment of dividends and distributions;

•	through an account managed by an affiliate of the Adviser;

•	by persons repurchasing shares they redeemed within the last 180 days (see “Repurchase of A Shares”);

•

by employees, and members of their immediate family (spouse, domestic partner, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of the Adviser and its affiliates;

•

by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed;

•

through financial intermediaries or institutions; retirement plans, plan administrators or record-keepers; asset allocation, or wrap programs or self-directed investment brokerage accounts; that, under the terms of their respective agreements with the Distributor or otherwise, agree to either (i) not charge the front-end sales charge, or (ii) not receive compensation derived from the front-end sales charge, but may or may not charge a transaction fee to their customers; or

•	by Trustees and Officers of the RidgeWorth Funds.

Repurchase of A Shares

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the Taxes section of the SAI for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares.

Reduced Sales Charges — A Shares

Rights of Accumulation. You may take into account your accumulated holdings in all share classes of RidgeWorth Funds to determine the initial sales charge you pay on each purchase of A Shares. In calculating the appropriate sales charge rate, this right allows you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A Shares you are currently purchasing. The Funds may amend or terminate this right at any time. Please see the Funds’ SAI for details.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time.

The Funds will hold a certain portion of your investment in escrow until you fulfill your commitment. Please see the SAI for details.

Combined Purchase/Quantity Discount Privilege. When calculating the appropriate sales charge rate, the Funds will combine same day purchases of shares of any class made by you, your spouse, domestic partner and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

Contingent Deferred Sales Charges (“CDSC”) — C Shares

You do not pay a sales charge when you purchase C Shares. The offering price of C Shares is simply the next calculated NAV. But, if you sell your shares within

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the first year after your purchase, you will pay a CDSC equal to 1% of either (i) the NAV of the shares at the time of purchase or (ii) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The Funds will use the first-in, first-out (FIFO) method to determine the holding period. So, you never pay a CDSC on any increase in your investment above the initial offering price. The CDSC does not apply to shares you purchase through reinvestment of dividends or distributions or to exchanges of C Shares of one Fund for C Shares of another Fund.

Waiver of CDSC

The CDSC will be waived if you sell your C Shares for the following reasons:

•	Death or Post-purchase Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code):

–	You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;

–	You die or become disabled after the account is opened;

–	Redemption must be made within 1 year of such death/disability;

–	The Funds must be notified in writing of such death/disability at time of redemption request; and

–	The Funds must be provided with satisfactory evidence of death (death certificate) or disability (doctor’s certificate specifically referencing disability as defined in 72(m)(7) of the Internal Revenue Code).

•	Shares purchased through dividend and capital gains reinvestment.

•	Participation in the Systematic Withdrawal Plan described below:

–	Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period. The 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC, will be included in calculating the account value and 10% limitation amount.

–	If the total of all Fund account withdrawals (Systematic Withdrawal Plan, or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge. In the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment.

–	To qualify for the CDSC waiver under the Systematic Withdrawal Plan, a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

•

Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under Section 401, 408 or 403(b) of the Internal Revenue Code or resulting from the tax free return of an excess distribution to an IRA. Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

•	Permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased.

•	Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

The C Shares CDSC will be waived for certain retirement plan providers that have entered into administrative agreements with the Funds. Please see the SAI for more information on this program.

The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation to them.

Offering Price of Fund Shares — A Shares, C Shares and I Shares

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, in proper form, plus any front-end sales charge. The offering price of C Shares and I Shares is simply the next calculated NAV.

You can also obtain this information about sales charges, rights of accumulation and letters of intent on the Funds’ website at www.ridgeworth.com.

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How to Sell Your Fund Shares

Selling A Shares and C Shares

If you own your A Shares or C Shares through an account with a broker or other financial institution or intermediary, contact that broker, financial institution or intermediary to sell your shares. Your broker, financial institution or intermediary may charge a fee for its services, in addition to the fees charged by the Funds.

Shareholders who purchased shares directly from the Funds may sell their Fund Shares by:

•	Mail

•	Telephone (1-888-784-3863)

•	Wire

•	Fax (1-800-451-8377)

•	ACH

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Medallion Signature Guarantee♦ — A Shares, C Shares and I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account. Shareholders should contact their financial intermediary for more information on how to take advantage of this feature.

♦

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — A Shares, C Shares and I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request, in proper form, less, in the case of C Shares, any applicable CDSC.

Systematic Withdrawal Plan — A Shares and C Shares

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, may be electronically transferred to your account. Please check with your bank. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under “Waiver of the CDSC.”

Receiving Your Money — A Shares, C Shares and I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (Your bank may charge for incoming wire transfers.) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds

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may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.

Redemptions In-Kind — A Shares, C Shares and I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Involuntary Sales of Your Shares — A Shares and C Shares

If your account balance drops below the required minimum as a result of redemptions you may be required to sell your shares. The account balance minimums are:

Class	Dollar Amount
A Shares	$2,000
C Shares	$5,000 ($2,000 for IRAs or other tax qualified accounts)

The Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

Shareholders should contact their financial intermediary for more information on how to take advantage of this feature and the minimum investment requirements.

Suspension of Your Right to Sell Your Shares — A Shares, C Shares and I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.

Exchanging Your Shares

Exchanging Your Shares — A Shares, C Shares and I Shares

You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

Cross Class Conversions

You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.

Instructions for Exchanging and Converting Shares

You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.

Exchanges into the State Street Liquid Reserves Fund — Investment Class

At any time, you may exchange your A, C or I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged for A, C or I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or visiting our website at www.ridgeworth.com. Qualifying exchanges between the Funds’ A and C Shares and the State Street Institutional Liquid Reserves Fund–Investment Class are eligible for exchange into the Funds’ A and/or C Shares without the imposition of the applicable front-end sales charge and/or CDSC.

If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.

Notes on Exchanges and Conversions

You must meet investor eligibility requirements applicable to the share class into which you are

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exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds should be treated as a taxable event.

For the purpose of computing the CDSC applicable to C Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check, or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Systematic Exchange Plan — A Shares, C Shares and I Shares

For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.

Telephone Transactions — A Shares, C Shares and I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•

Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round

47

DISTRIBUTION OF FUND SHARES

trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadvisers or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and

•

The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

Distribution of Fund Shares Generally

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Distribution Plan — A Shares and C Shares

The A Shares and C Shares of each Fund have each adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Broker-dealer who initiate and are responsible for selling C Shares may receive an initial payment at the

48

SHAREHOLDER SERVICING PLANS, DIVIDENDS AND DISTRIBUTIONS AND TAXES

time of sale of 1.00% and annual 12b-1 payout effective in the 13th month of 1.00%. Through the distribution plan, the Funds’ Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

For A Shares, each Fund’s distribution plan authorizes payment of up to the amount shown under “Maximum Fee” in the table that follows. Currently, however, the Board has only approved payment of up to the amount shown under “Current Approved Fee” in the table that follows. Fees are shown as a percentage of average daily net assets of a Fund’s A Shares.

	Maximum Fee	Current Approved Fee
Value Funds
Large Cap Value Equity Fund	0.33%	0.30%
Mid-Cap Value Equity Fund	0.35%	0.30%
Small Cap Value Equity Fund	0.33%	0.30%
Growth Funds
Large Cap Core Growth Stock Fund	0.25%	0.25%
Large Cap Growth Stock Fund	0.35%	0.30%
Select Large Cap Growth Stock Fund	0.35%	0.30%
Small Cap Growth Stock Fund	0.35%	0.30%
Aggressive Growth Stock Fund	0.35%	0.30%
International Funds
International Equity Fund	0.33%	0.30%
International Equity Index Fund	0.35%	0.30%

For C Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

The Funds may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority (FINRA).

Shareholder Servicing Plans

With respect to the A Shares and I Shares of the Funds, the A Shares and I Shares Shareholder Servicing Plan permits the A Shares and I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.40% of the average daily net assets of each of the A Shares and I Shares of that Fund. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

Dividends and Distributions

Each Fund distributes its net investment income annually. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Fund on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Fund on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under U.S. federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions

49

TAXES

you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Beginning in 2013, distributions from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly).

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

More information about taxes is in the Funds’ SAI.

50

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2012 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period		Total Return(a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Aggressive Growth Stock Fund
I Shares
Year Ended March 31, 2012	$16.45	$(0.15	)(b)	$(0.36)	$(0.51)	$—	$—	$—	$—	$15.94		(3.16)%	$88,132	1.22%	(0.98)%	1.22%	30%
Year Ended March 31, 2011	12.86	(0.12	)(b)	3.71	3.59	—	—	—	—	16.45	(c)	27.99	134,643	1.19	(0.89)	1.19	53
Year Ended March 31, 2010	7.73	(0.08	)(b)	5.21	5.13	—	—	—	—	12.86		66.36	108,754	1.21	(0.77)	1.21	27
Year Ended March 31, 2009	12.03	(0.09)		(3.99)	(4.08)	—	—	(0.22)	(0.22)	7.73		(33.89)	152,030	1.16	(0.72)	1.16	27
Year Ended March 31, 2008	12.64	(0.09	)(b)	(0.11)	(0.20)	—	—	(0.41)	(0.41)	12.03		(2.12)	306,709	1.16	(0.70)	1.16	59
A Shares
Year Ended March 31, 2012	16.10	(0.18	)(b)	(0.38)	(0.56)	—	—	—	—	15.54		(3.48)	3,803	1.53	(1.28)	1.53	30
Year Ended March 31, 2011	12.62	(0.16	)(b)	3.64	3.48	—	—	—	—	16.10		27.58	3,519	1.49	(1.19)	1.49	53
Year Ended March 31, 2010	7.61	(0.13	)(b)	5.14	5.01	—	—	—	—	12.62		65.83	2,502	1.52	(1.12)	1.52	27
Year Ended March 31, 2009	11.88	(0.12)		(3.93)	(4.05)	—	—	(0.22)	(0.22)	7.61		(34.06)	416	1.46	(1.01)	1.46	27
Year Ended March 31, 2008	12.53	(0.13	)(b)	(0.11)	(0.24)	—	—	(0.41)	(0.41)	11.88		(2.46)	893	1.46	(0.99)	1.46	59
International Equity Fund
I Shares
Year Ended March 31, 2012	$11.62	$0.25	(b)	$(0.90)	$(0.65)	$(0.23)	$—	$—	$(0.23)	$10.74		(5.24)%	$261,561	1.29%	2.33%	1.29%	78%
Year Ended March 31, 2011	10.71	0.16	(b)	1.02	1.18	(0.27)	—	—	(0.27)	11.62		11.29	252,253	1.27	1.49	1.27	80
Year Ended March 31, 2010	6.38	0.11	(b)	4.28	4.39	(0.06)	—	—	(0.06)	10.71	(c)	68.80	273,819	1.25	1.17	1.30	95
Year Ended March 31, 2009	13.77	0.35		(7.28)	(6.93)	(0.25)	—	(0.21)	(0.46)	6.38		(50.68)	185,862	1.24	2.93	1.25	193
Year Ended March 31, 2008	16.83	0.34	(b)	(0.76)	(0.42)	(0.34)	—	(2.30)	(2.64)	13.77		(4.16)	1,089,572	1.21	2.06	1.21	141
A Shares
Year Ended March 31, 2012	11.49	0.21	(b)	(0.87)	(0.66)	(0.20)	—	—	(0.20)	10.63		(5.48)	5,500	1.59	2.02	1.59	78
Year Ended March 31, 2011	10.59	0.13	(b)	1.01	1.14	(0.24)	—	—	(0.24)	11.49		10.98	7,227	1.57	1.24	1.57	80
Year Ended March 31, 2010	6.32	0.09	(b)	4.22	4.31	(0.04)	—	—	(0.04)	10.59	(c)	68.22	8,104	1.55	0.68	1.59	95
Year Ended March 31, 2009	13.61	0.33		(7.21)	(6.88)	(0.20)	—	(0.21)	(0.41)	6.32		(50.84)	3,580	1.54	2.71	1.54	193
Year Ended March 31, 2008	16.67	0.28	(b)	(0.74)	(0.46)	(0.30)	—	(2.30)	(2.60)	13.61		(4.45)	12,288	1.51	1.70	1.51	141

See Notes to Financial Highlights.

51

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
International Equity Index Fund
I Shares
Year Ended March 31, 2012	13.52	0.38	(b)	(1.77)	(1.39)	(0.45)	—		—	(0.45)	11.68	(9.78)	339,763	0.72	3.15	0.72	31
Year Ended March 31, 2011	12.72	0.33	(b)	0.86	1.19	(0.39)	—		—	(0.39)	13.52	9.55	478,223	0.66	2.65	0.66	43
Year Ended March 31, 2010	8.75	0.34		4.03	4.37	(0.40)	—		—	(0.40)	12.72	49.93	839,582	0.64	2.46	0.64	36
Year Ended March 31, 2009	17.82	0.60		(9.05)	(8.45)	(0.62)	—		—	(0.62)	8.75	(47.89)	726,931	0.61	3.63	0.61	47
Year Ended March 31, 2008	18.64	0.53		(0.86)	(0.33)	(0.49)	—		—	(0.49)	17.82	(2.03)	958,514	0.59	2.74	0.59	13
A Shares
Year Ended March 31, 2012	13.40	0.38	(b)	(1.79)	(1.41)	(0.40)	—		—	(0.40)	11.59	(10.05)	2,529	1.02	3.11	1.02	31
Year Ended March 31, 2011	12.61	0.28	(b)	0.86	1.14	(0.35)	—		—	(0.35)	13.40	9.23	4,459	0.92	2.25	0.92	43
Year Ended March 31, 2010	8.69	0.25		4.05	4.30	(0.38)	—		—	(0.38)	12.61	49.46	5,998	0.94	1.72	0.94	36
Year Ended March 31, 2009	17.67	0.52		(8.93)	(8.41)	(0.57)	—		—	(0.57)	8.69	(48.04)	2,533	0.91	3.48	0.91	47
Year Ended March 31, 2008	18.49	0.46		(0.84)	(0.38)	(0.44)	—		—	(0.44)	17.67	(2.29)	6,052	0.89	2.40	0.89	13
Large Cap Core Growth Stock Fund
I Shares
Year Ended March 31, 2012	14.28	0.06	(b)	0.51 (d)	0.57	(0.05)	—		—	(0.05)	14.80	4.05	38,808	1.02	0.41	1.02	85
Year Ended March 31, 2011	13.01	0.15	(b)	1.28	1.43	(0.16)	—		—	(0.16)	14.28	11.08	348,113	0.93	1.15	0.93	136
Year Ended March 31, 2010	8.98	0.12		4.03	4.15	(0.12)	—		—	(0.12)	13.01	46.42	422,673	0.83	1.04	0.92	81
Year Ended March 31, 2009	14.25	0.19		(5.28)	(5.09)	(0.18)	—		—	(0.18)	8.98	(35.88)	361,038	0.87	1.35	0.88	89
Year Ended March 31, 2008	17.79	0.21		(1.81)	(1.60)	(0.21)	—	(e)	(1.73)	(1.94)	14.25	(10.32)	1,239,965	0.86	1.23	0.86	78
A Shares
Year Ended March 31, 2012	14.43	0.02	(b)	0.51 (d)	0.53	(0.03)	—		—	(0.03)	14.93	3.71	16,301	1.32	0.14	1.32	85
Year Ended March 31, 2011	13.15	0.12	(b)	1.28	1.40	(0.12)	—		—	(0.12)	14.43	10.77	18,880	1.18	0.89	1.18	136
Year Ended March 31, 2010	9.08	0.09		4.08	4.17	(0.10)	—		—	(0.10)	13.15	46.11	21,511	1.08	0.79	1.17	81
Year Ended March 31, 2009	14.40	0.14		(5.31)	(5.17)	(0.15)	—		—	(0.15)	9.08	(36.02)	17,254	1.12	1.13	1.12	89
Year Ended March 31, 2008	17.97	0.17		(1.84)	(1.67)	(0.17)	—	(e)	(1.73)	(1.90)	14.40	(10.60)	35,341	1.11	0.97	1.11	78
C Shares
Year Ended March 31, 2012	14.00	(0.08	)(b)	0.49 (d)	0.41	— (e)	—		—	— (e)	14.41	2.96	18,044	2.07	(0.62)	2.07	85
Year Ended March 31, 2011	12.76	0.02	(b)	1.25	1.27	(0.03)	—		—	(0.03)	14.00	9.99	22,185	1.93	0.13	1.93	136
Year Ended March 31, 2010	8.84	—		3.97	3.97	(0.05)	—		—	(0.05)	12.76	44.99	26,275	1.83	0.04	1.92	81
Year Ended March 31, 2009	14.03	0.05		(5.17)	(5.12)	(0.07)	—		—	(0.07)	8.84	(36.51)	21,571	1.87	0.38	1.87	89
Year Ended March 31, 2008	17.56	0.04		(1.79)	(1.75)	(0.05)	—	(e)	(1.73)	(1.78)	14.03	(11.27)	46,342	1.86	0.23	1.86	78

See Notes to Financial Highlights.

52

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2012	$11.55	$(0.02	)(b)	$1.42	$1.40	$—	$—	$—	$—	$12.95	12.12%	$261,090	1.07%	(0.17)%	1.07%	19%
Year Ended March 31, 2011	9.59	0.01	(b)	1.95	1.96	— (e)	—	—	—	11.55	20.48	406,017	1.04	0.06	1.06	30
Year Ended March 31, 2010	6.57	0.01		3.02	3.03	(0.01)	—	—	(0.01)	9.59	46.20	443,918	0.99	0.19	1.04	62
Year Ended March 31, 2009	9.95	0.04		(3.33)	(3.29)	(0.04)	—	(0.05)	(0.09)	6.57	(33.16)	439,356	0.99	0.54	1.03	85
Year Ended March 31, 2008	12.86	0.05		0.49	0.54	(0.05)	—	(3.40)	(3.45)	9.95	0.92	633,291	1.00	0.45	1.01	109
A Shares
Year Ended March 31, 2012	10.70	(0.05	)(b)	1.31	1.26	—	—	—	—	11.96	11.78	45,854	1.37	(0.45)	1.37	19
Year Ended March 31, 2011	8.91	(0.02	)(b)	1.81	1.79	—	—	—	—	10.70	20.09	46,358	1.34	(0.24)	1.36	30
Year Ended March 31, 2010	6.11	(0.01)		2.81	2.80	—	—	—	—	8.91	45.90	44,994	1.29	(0.11)	1.34	62
Year Ended March 31, 2009	9.27	0.02		(3.11)	(3.09)	(0.02)	—	(0.05)	(0.07)	6.11	(33.40)	35,431	1.30	0.19	1.33	85
Year Ended March 31, 2008	12.19	0.02		0.49	0.51	(0.03)	—	(3.40)	(3.43)	9.27	0.68	66,115	1.30	0.16	1.31	109
C Shares
Year Ended March 31, 2012	9.48	(0.11	)(b)	1.15	1.04	—	—	—	—	10.52	10.97	17,363	2.07	(1.15)	2.07	19
Year Ended March 31, 2011	7.94	(0.08	)(b)	1.62	1.54	—	—	—	—	9.48	19.40	17,680	2.04	(0.94)	2.06	30
Year Ended March 31, 2010	5.49	(0.06)		2.51	2.45	—	—	—	—	7.94	44.63	17,516	1.99	(0.81)	2.04	62
Year Ended March 31, 2009	8.37	(0.04)		(2.78)	(2.82)	(0.01)	—	(0.05)	(0.06)	5.49	(33.77)	14,046	2.00	(0.52)	2.03	85
Year Ended March 31, 2008	11.36	(0.06)		0.48	0.42	(0.01)	—	(3.40)	(3.41)	8.37	(0.08)	27,949	2.00	(0.54)	2.01	109
Large Cap Value Equity Fund
I Shares
Year Ended March 31, 2012	13.47	0.22	(b)	0.28	0.50	(0.20)	—	—	(0.20)	13.77	3.92	1,985,434	0.82	1.74	0.82	110
Year Ended March 31, 2011	11.71	0.18	(b)	1.75	1.93	(0.17)	—	—	(0.17)	13.47	16.69	1,348,969	0.83	1.48	0.83	134
Year Ended March 31, 2010	7.99	0.17		3.72	3.89	(0.17)	—	—	(0.17)	11.71	49.03	1,288,962	0.81	1.67	0.82	105
Year Ended March 31, 2009	12.35	0.25		(4.36)	(4.11)	(0.25)	—	—	(0.25)	7.99	(33.65)	998,608	0.82	2.50	0.82	114
Year Ended March 31, 2008	15.13	0.28		(1.16)	(0.88)	(0.28)	—	(1.62)	(1.90)	12.35	(7.07)	898,491	0.83	1.93	0.83	116
A Shares
Year Ended March 31, 2012	13.41	0.19	(b)	0.27	0.46	(0.17)	—	—	(0.17)	13.70	3.58	233,782	1.12	1.50	1.12	110
Year Ended March 31, 2011	11.66	0.15	(b)	1.74	1.89	(0.14)	—	—	(0.14)	13.41	16.37	80,048	1.13	1.20	1.13	134
Year Ended March 31, 2010	7.96	0.14		3.71	3.85	(0.15)	—	—	(0.15)	11.66	48.59	33,805	1.11	1.37	1.12	105
Year Ended March 31, 2009	12.30	0.24		(4.36)	(4.12)	(0.22)	—	—	(0.22)	7.96	(33.83)	24,385	1.12	2.17	1.12	114
Year Ended March 31, 2008	15.08	0.24		(1.16)	(0.92)	(0.24)	—	(1.62)	(1.86)	12.30	(7.37)	47,400	1.13	1.63	1.13	116
C Shares
Year Ended March 31, 2012	13.21	0.08	(b)	0.29	0.37	(0.08)	—	—	(0.08)	13.50	2.86	17,027	1.82	0.68	1.82	110
Year Ended March 31, 2011	11.49	0.06	(b)	1.72	1.78	(0.06)	—	—	(0.06)	13.21	15.53	18,686	1.83	0.48	1.83	134
Year Ended March 31, 2010	7.87	0.07		3.65	3.72	(0.10)	—	—	(0.10)	11.49	47.43	19,823	1.81	0.67	1.82	105
Year Ended March 31, 2009	12.16	0.16		(4.31)	(4.15)	(0.14)	—	—	(0.14)	7.87	(34.28)	15,410	1.82	1.46	1.82	114
Year Ended March 31, 2008	14.92	0.14		(1.14)	(1.00)	(0.14)	—	(1.62)	(1.76)	12.16	(7.93)	29,329	1.83	0.92	1.83	116

See Notes to Financial Highlights.

53

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income		Distributions from Tax Return of Capital		Distributions from Realized Capital Gains		Total Dividends and Distributions		Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Mid-Cap Value Equity Fund
I Shares
Year Ended March 31, 2012	$12.70	$0.17	(b)	$(0.66)	$(0.49)	$(0.17)		$—		$(0.97)		$(1.14)		$11.07	(2.33)%	$1,679,244	1.04%	1.56%	1.04%	182%
Year Ended March 31, 2011	11.17	0.10	(b)	2.26	2.36	(0.09)		—		(0.74)		(0.83)		12.70	21.89	1,710,610	1.04	0.91	1.04	170
Year Ended March 31, 2010	6.45	0.11		4.73	4.84	(0.12)		—		—		(0.12)		11.17	75.36	803,168	1.03	1.11	1.04	195
Year Ended March 31, 2009	9.58	0.14	(b)	(3.13)	(2.99)	(0.14)		—		—		(0.14)		6.45	(31.46)	231,035	1.07	1.76	1.07	213
Year Ended March 31, 2008	13.02	0.19	(b)	(1.18)	(0.99)	(0.18	)(f)	—		(2.27	)(f)	(2.45	)(f)	9.58	(9.75)	257,978	1.06	1.52	1.06	221
A Shares
Year Ended March 31, 2012	12.62	0.15	(b)	(0.67)	(0.52)	(0.14)		—		(0.97)		(1.11)		10.99	(2.63)	433,674	1.34	1.40	1.34	182
Year Ended March 31, 2011	11.11	0.08	(b)	2.24	2.32	(0.07)		—		(0.74)		(0.81)		12.62	21.55	252,165	1.35	0.70	1.35	170
Year Ended March 31, 2010	6.42	0.09		4.70	4.79	(0.10)		—		—		(0.10)		11.11	74.87	36,756	1.32	0.70	1.34	195
Year Ended March 31, 2009	9.53	0.12	(b)	(3.12)	(3.00)	(0.11)		—		—		(0.11)		6.42	(31.64)	2,912	1.37	1.36	1.37	213
Year Ended March 31, 2008	12.97	0.12	(b)	(1.14)	(1.02)	(0.15	)(f)	—		(2.27	)(f)	(2.42	)(f)	9.53	(10.03)	7,774	1.36	1.04	1.36	221
C Shares
Year Ended March 31, 2012	12.48	0.07	(b)	(0.66)	(0.59)	(0.07)		—		(0.97)		(1.04)		10.85	(3.32)	42,272	2.04	0.65	2.04	182
Year Ended March 31, 2011	11.02	—	(b)	2.21	2.21	(0.01)		—		(0.74)		(0.75)		12.48	20.71	24,496	2.04	(0.04)	2.04	170
Year Ended March 31, 2010	6.38	0.02		4.67	4.69	(0.05)		—		—		(0.05)		11.02	73.71	5,853	2.03	0.13	2.04	195
Year Ended March 31, 2009	9.47	0.06	(b)	(3.10)	(3.04)	(0.05)		—		—		(0.05)		6.38	(32.09)	1,949	2.07	0.72	2.07	213
Year Ended March 31, 2008	12.91	0.07	(b)	(1.18)	(1.11)	(0.06	)(f)	—		(2.27	)(f)	(2.33	)(f)	9.47	(10.72)	4,049	2.06	0.57	2.06	221
Select Large Cap Growth Stock Fund
I Shares
Year Ended March 31, 2012	32.51	(0.04	)(b)	2.24	2.20	—		—		(0.82)		(0.82)		33.89	7.31	34,499	1.05	(0.13)	1.05	66
Year Ended March 31, 2011	27.79	0.02	(b)	4.70	4.72	—		—		—		—		32.51	16.98	80,589	0.99	0.07	0.99	72
Year Ended March 31, 2010	19.74	0.04		8.03	8.07	(0.02)		—	(e)	—		(0.02)		27.79	40.93	114,100	0.96	0.18	0.96	65
Year Ended March 31, 2009	28.32	0.09		(8.60)	(8.51)	(0.06)		(0.01)		—		(0.07)		19.74	(30.06)	95,540	0.95	0.45	0.96	65
Year Ended March 31, 2008	26.92	0.08	(b)	1.35	1.43	(0.03)		—		—		(0.03)		28.32	5.30	96,704	0.94	0.28	0.95	62
A Shares
Year Ended March 31, 2012	32.04	(0.13	)(b)	2.19	2.06	—		—		(0.82)		(0.82)		33.28	6.98	796	1.36	(0.43)	1.36	66
Year Ended March 31, 2011	27.47	(0.06	)(b)	4.63	4.57	—		—		—		—		32.04	16.64	698	1.29	(0.21)	1.29	72
Year Ended March 31, 2010	19.54	(0.03)		7.97	7.94	(0.01)		—	(e)	—		(0.01)		27.47	40.65	244	1.25	(0.10)	1.26	65
Year Ended March 31, 2009	28.06	0.02		(8.52)	(8.50)	(0.01)		(0.01)		—		(0.02)		19.54	(30.28)	175	1.25	0.04	1.25	65
Year Ended March 31, 2008	26.73	—	(b)	1.33	1.33	—		—		—		—		28.06	4.98	556	1.24	—	1.25	62
C Shares
Year Ended March 31, 2012	29.08	(0.31	)(b)	1.95	1.64	—		—		(0.82)		(0.82)		29.90	6.24	16,053	2.06	(1.13)	2.06	66
Year Ended March 31, 2011	25.10	(0.23	)(b)	4.21	3.98	—		—		—		—		29.08	15.86	18,332	1.99	(0.92)	1.99	72
Year Ended March 31, 2010	17.99	(0.19)		7.30	7.11	—		—	(e)	—		—		25.10	39.52	19,040	1.96	(0.81)	1.96	65
Year Ended March 31, 2009	25.98	(0.14)		(7.85)	(7.99)	—		—		—		—		17.99	(30.75)	15,237	1.95	(0.59)	1.95	65
Year Ended March 31, 2008	24.93	(0.20	)(b)	1.25	1.05	—		—		—		—		25.98	4.21	26,596	1.95	(0.74)	1.95	62

See Notes to Financial Highlights.

54

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	Portfolio Turnover Rate
Small Cap Growth Stock Fund
I Shares
Year Ended March 31, 2012	$17.17	$(0.10	)(b)	$0.14	(d)	$0.04	$—	$—	$—	$—	$17.21	0.23%	$267,694	1.23%	(0.62)%	1.23%	71%
Year Ended March 31, 2011	13.32	(0.11	)(b)	3.96		3.85	—	—	—	—	17.17	28.90	408,399	1.23	(0.81)	1.23	112
Year Ended March 31, 2010	8.52	(0.09)		4.89		4.80	—	—	—	—	13.32	56.34	358,947	1.22	(0.76)	1.22	103
Year Ended March 31, 2009	13.53	(0.04)		(4.97)		(5.01)	—	—	—	—	8.52	(37.03)	273,548	1.21	(0.30)	1.21	157
Year Ended March 31, 2008	20.61	(0.11	)(b)	(0.33)		(0.44)	—	(0.11)	(6.53)	(6.64)	13.53	(7.09)	490,675	1.19	(0.57)	1.20	126
A Shares
Year Ended March 31, 2012	16.19	(0.14	)(b)	0.13	(d)	(0.01)	—	—	—	—	16.18	(0.06)	10,032	1.54	(0.91)	1.54	71
Year Ended March 31, 2011	12.59	(0.15	)(b)	3.75		3.60	—	—	—	—	16.19	28.59	12,235	1.53	(1.11)	1.53	112
Year Ended March 31, 2010	8.08	(0.12)		4.63		4.51	—	—	—	—	12.59	55.82	11,517	1.52	(1.06)	1.52	103
Year Ended March 31, 2009	12.88	(0.08)		(4.72)		(4.80)	—	—	—	—	8.08	(37.27)	8,294	1.51	(0.60)	1.51	157
Year Ended March 31, 2008	19.96	(0.16	)(b)	(0.28)		(0.44)	—	(0.11)	(6.53)	(6.64)	12.88	(7.33)	16,490	1.49	(0.87)	1.50	126
C Shares
Year Ended March 31, 2012	14.01	(0.21	)(b)	0.11	(d)	(0.10)	—	—	—	—	13.91	(0.71)	8,129	2.24	(1.61)	2.24	71
Year Ended March 31, 2011	10.98	(0.21	)(b)	3.24		3.03	—	—	—	—	14.01	27.60	9,636	2.23	(1.81)	2.23	112
Year Ended March 31, 2010	7.10	(0.17)		4.05		3.88	—	—	—	—	10.98	54.65	8,827	2.22	(1.76)	2.22	103
Year Ended March 31, 2009	11.38	(0.15)		(4.13)		(4.28)	—	—	—	—	7.10	(37.61)	6,567	2.21	(1.30)	2.21	157
Year Ended March 31, 2008	18.46	(0.27	)(b)	(0.17)		(0.44)	—	(0.11)	(6.53)	(6.64)	11.38	(7.98)	14,323	2.20	(1.57)	2.21	126
Small Cap Value Equity Fund
I Shares
Year Ended March 31, 2012	14.54	0.12	(b)	(0.07	)(d)	0.05	(0.12)	—	(0.67)	(0.79)	13.80	1.15	1,169,093	1.20	0.92	1.20	46
Year Ended March 31, 2011	11.76	0.10	(b)	2.79		2.89	(0.11)	—	—	(0.11)	14.54	24.68	1,002,005	1.21	0.82	1.21	72
Year Ended March 31, 2010	7.57	0.11		4.20		4.31	(0.12)	—	—	(0.12)	11.76	57.15	612,490	1.21	1.29	1.21	62
Year Ended March 31, 2009	11.17	0.16		(3.44)		(3.28)	(0.16)	—	(0.16)	(0.32)	7.57	(29.61)	316,142	1.21	1.61	1.22	71
Year Ended March 31, 2008	17.35	0.18		(1.65)		(1.47)	(0.17)	—	(4.54)	(4.71)	11.17	(11.23)	469,424	1.19	1.20	1.19	75
A Shares
Year Ended March 31, 2012	14.33	0.08	(b)	(0.08	)(d)	—	(0.08)	—	(0.67)	(0.75)	13.58	0.81	169,100	1.50	0.63	1.50	46
Year Ended March 31, 2011	11.59	0.06	(b)	2.75		2.81	(0.07)	—	—	(0.07)	14.33	24.38	103,365	1.52	0.48	1.52	72
Year Ended March 31, 2010	7.47	0.07		4.15		4.22	(0.10)	—	—	(0.10)	11.59	56.66	17,826	1.50	1.00	1.50	62
Year Ended March 31, 2009	11.03	0.13		(3.40)		(3.27)	(0.13)	—	(0.16)	(0.29)	7.47	(29.83)	2,243	1.49	1.34	1.50	71
Year Ended March 31, 2008	17.20	0.14		(1.63)		(1.49)	(0.14)	—	(4.54)	(4.68)	11.03	(11.48)	4,887	1.44	0.94	1.44	75
C Shares
Year Ended March 31, 2012	13.76	(0.01	)(b)	(0.08	)(d)	(0.09)	(0.02)	—	(0.67)	(0.69)	12.98	0.12	38,107	2.20	(0.08)	2.20	46
Year Ended March 31, 2011	11.15	(0.02	)(b)	2.64		2.62	(0.01)	—	—	(0.01)	13.76	23.51	32,074	2.21	(0.18)	2.21	72
Year Ended March 31, 2010	7.20	0.02		3.97		3.99	(0.04)	—	—	(0.04)	11.15	55.48	17,601	2.21	0.30	2.21	62
Year Ended March 31, 2009	10.65	0.09		(3.28)		(3.19)	(0.10)	—	(0.16)	(0.26)	7.20	(30.14)	11,091	1.89	0.94	1.89	71
Year Ended March 31, 2008	16.76	0.14		(1.57)		(1.43)	(0.14)	—	(4.54)	(4.68)	10.65	(11.41)	22,243	1.44	0.94	1.45	75

See Notes to Financial Highlights.

55

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Total return excludes sales charge.

(b)	Per share data calculated using average shares outstanding method.

(c)	Net Asset Value (“NAV”) varies from NAV reported to shareholders at period end as the financial statements within the Fund’s Annual Report are prepared inclusive of trade date adjustments.

(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statements of Operations within the Fund’s Annual Report for the year ended March 31, 2012, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(e)	Rounds to less than $0.01 per share.

(f)	Amended from prior Financial Highlights that included a $(0.05) tax return of capital in the “Dividends from Net Investment Income” column, and was footnoted, as such, in the Notes to Financial Highlights. It was subsequently determined that there was not a return of capital and that the $(0.05) distribution was from realized capital gains and, therefore, the Distributions from Realized Capital Gains has been revised to $(2.27) per share from $(2.22) per share.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:

RidgeWorth Investments

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

www.ridgeworth.com

Investment Subadvisers:

Ceredex Value Advisors LLC

Lincoln Plaza, Suite 1600

300 South Orange Avenue

Orlando, FL 32801

www.ceredexvalue.com

Certium Asset Management LLC

3333 Piedmont Road, Suite 1400

Atlanta, GA 30305

www.certiumllc.com

Silvant Capital Management LLC 3333 Piedmont Road, Suite 1400 Atlanta, GA 30305 www.silvantcapital.com Zevenbergen Capital Investments LLC 601 Union Street, Suite 4600 Seattle, WA 98101 www.zci.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):

The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:

These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:

RidgeWorth Funds

P.O. Box 8053

Boston, MA 02266-8053

Website: www.ridgeworth.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RFPRO-EQ-0812

FIXED INCOME FUNDS I SHARES PROSPECTUS August 1, 2012 Investment Adviser: RidgeWorth Investments®

I Shares
Investment Grade Funds
Subadviser: Seix Investment Advisors LLC
• Core Bond Fund	STIGX
• Corporate Bond Fund	STICX
• Intermediate Bond Fund	SAMIX
• Limited-Term Federal Mortgage Securities Fund	SLMTX
• Total Return Bond Fund	SAMFX
• U.S. Government Securities Fund	SUGTX

High Yield Funds
Subadviser: Seix Investment Advisors LLC
• High Income Fund	STHTX
• Seix Floating Rate High Income Fund	SAMBX
• Seix High Yield Fund	SAMHX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	INVESTMENT GRADE FUNDS

1	CORE BOND FUND

5	CORPORATE BOND FUND

8	INTERMEDIATE BOND FUND

12	LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

15	TOTAL RETURN BOND FUND

19	U.S. GOVERNMENT SECURITIES FUND

22	HIGH YIELD FUNDS

22	HIGH INCOME FUND

26	SEIX FLOATING RATE HIGH INCOME FUND

30	SEIX HIGH YIELD FUND

34	MORE INFORMATION

38	MORE INFORMATION ABOUT INDICES

38	MORE INFORMATION ABOUT FUND INVESTMENTS

39	INFORMATION ABOUT PORTFOLIO HOLDINGS

39	MANAGEMENT

42	PURCHASING, SELLING AND EXCHANGING FUND SHARES

47	MARKET TIMING POLICIES AND PROCEDURES

48	DISTRIBUTION OF FUND SHARES

48	SHAREHOLDER SERVICING PLANS

49	DIVIDENDS AND DISTRIBUTIONS

49	TAXES

50	FINANCIAL HIGHLIGHTS

BACK COVER	HOW TO OBTAIN MORE INFORMATION ABOUT RIDGEWORTH FUNDS

August 1, 2012

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

INVESTMENT GRADE FUNDS	1

CORE BOND FUND

Summary Section

I Shares

Investment Objective

The Core Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the U.S. dollar-denominated investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.14%

Total Annual Fund Operating Expenses	0.39%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$40	$125	$219	$495

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. A security’s rating will be governed by the Barclays Capital methodology as follows. When all three rating agencies provide a rating, Seix will assign the middle rating of the three. If only two of the three rating agencies rate the security, Seix will assign the lowest rating. If only one rating agency assigns a rating, Seix will use that rating. The Fund can hold up to 5% of its net assets in securities that are downgraded below investment grade. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues. The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may utilize Exchange Traded Futures to manage

2	INVESTMENT GRADE FUNDS

CORE BOND FUND

interest rate exposures. The Fund may also utilize Treasury Inflation Protected Securities (“TIPS”) opportunistically. The Fund will not buy or sell any other types of derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, OTC futures, credit linked notes, options, inverse floaters and warrants). The Fund may count the value of Exchange Traded Futures and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. TIPS can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after

INVESTMENT GRADE FUNDS	3

CORE BOND FUND

taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.51%	-3.47%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.15%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	9.61%	7.45%	5.91%
I Shares Returns After Taxes on Distributions	6.94%	5.45%	4.17%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.76%	5.29%	4.08%
Barclays Capital U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	8.74%	6.55%	5.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)(1)	7.84%	6.50%	5.78%

(1)	Effective September 30, 2011, the Fund changed its benchmark index to the Barclays Capital U.S. Aggregate Bond Index. The Subadviser believes the Barclays Capital U.S. Aggregate Bond Index better reflects the Fund’s investment style.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

4	INVESTMENT GRADE FUNDS

CORE BOND FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

INVESTMENT GRADE FUNDS	5

CORPORATE BOND FUND

Summary Section

I Shares

Investment Objective

The Corporate Bond Fund (the “Fund”) seeks current income and, secondarily, preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.23%

Total Annual Fund Operating Expenses	0.63%
Fee Waivers and/or Expense Reimbursements(2)	(0.01)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%

(1)	Restated to reflect current fees.

(2)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.62% for the I Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$63	$201	$351	$789

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of U.S. dollar denominated corporate obligations and other fixed income securities that are rated BBB-/Baa3 or better by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in corporate bonds. The Fund may also invest in U.S. Treasury and agency obligations. The Fund may invest in U.S. dollar denominated obligations of U.S. and non-U.S. issuers. The Fund may invest a portion of its assets in securities that are restricted as to resale.

The Fund will maintain an overall credit quality of A- or better. Securities downgraded below BBB-/Baa3 after purchase by all agencies that rate the securities can be retained so long as in the aggregate securities that are rated below BBB-/Baa3 do not constitute more than 10% of the Fund’s total net assets.

The Subadviser attempts to identify investment grade corporate bonds offering above average total return. In selecting corporate debt investments for purchase and sale, the Subadviser seeks out companies with good fundamentals and above average return prospects that are currently priced at attractive levels. The primary basis for security selection is the potential income offered by the security relative to the Subadviser’s assessment of the issuer’s ability to generate the cash flow required to meet its obligations. The Subadviser employs a “bottom-up” approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

6	INVESTMENT GRADE FUNDS

CORPORATE BOND FUND

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Foreign Companies Risk: Dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments.

U.S. Government-Related Risk: Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating April 1, 2009. Performance prior to April 1, 2009 is that of the Strategic Income Fund, the Fund’s predecessor, which began operations on November 30, 2001. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
7.54%	-3.98%
(6/30/09)	(3/31/09)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 3.70%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	8.87%	6.84%	6.39%
I Shares Returns After Taxes on Distributions	6.07%	4.44%	4.12%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	7.15%	4.58%	4.20%
Barclays Capital U.S. Corporate Investment Grade Index (reflects no deduction for fees, expenses or taxes)	8.15%	6.82%	6.36%

INVESTMENT GRADE FUNDS	7

CORPORATE BOND FUND

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2004.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

8	INVESTMENT GRADE FUNDS

INTERMEDIATE BOND FUND

Summary Section

I Shares

Investment Objective

The Intermediate Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. dollar denominated, investment grade market of intermediate term government and corporate bonds.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.24%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.11%

Total Annual Fund Operating Expenses	0.35%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$36	$113	$197	$445

Portfolio Turnover

The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 139% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage-and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt securities of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income securities. These securities will be chosen from the broad universe of available intermediate term fixed-income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC, (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser invests in intermediate term fixed-income securities with an emphasis on corporate and mortgage backed securities. The Subadviser anticipates that the Fund will maintain an average weighted maturity of 3 to 10 years and the Fund will be managed with a duration that is close to that of its comparative benchmark, the Barclays Capital Intermediate U.S. Government/Credit Bond Index, which is generally between 3 to 4 years. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate

INVESTMENT GRADE FUNDS	9

INTERMEDIATE BOND FUND

or credit risks. The Fund may count the value of certain derivatives with investment grade intermediate-term fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed-income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default or downgrade and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

10	INVESTMENT GRADE FUNDS

INTERMEDIATE BOND FUND

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance prior to October 11, 2004 is that of the I Shares of the Seix Intermediate Bond Fund, the Fund’s predecessor. If it had been, performance would have been lower. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.44%	-2.33%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.87%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	6.49%	6.59%	5.29%
I Shares Returns After Taxes on Distributions	4.83%	4.75%	3.62%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.56%	4.61%	3.57%
Barclays Capital Intermediate U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements,

INVESTMENT GRADE FUNDS	11

INTERMEDIATE BOND FUND

such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2005.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

12	INVESTMENT GRADE FUNDS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

Summary Section

I Shares

Investment Objective

The Limited-Term Federal Mortgage Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.23%
Acquired Fund Fees and Expenses(2)	0.01%

Total Annual Fund Operating Expenses	0.74%
Fee Waivers and/or Expense Reimbursements(3)	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.67%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(3)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.66% for the I Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$69	$230	$406	$916

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government agency mortgage-backed securities, such as the Federal National Mortgage Association (“Fannie Mae”), Government National Mortgage Association (“GNMA”) and collateralized mortgage obligations.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), attempts to identify securities that it expects to perform well in rising and falling markets. The Subadviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for refinancing.

INVESTMENT GRADE FUNDS	13

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk and credit risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., Fannie Mae); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

14	INVESTMENT GRADE FUNDS

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
4.10%	-1.70%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.84%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	6.69%	6.09%	4.71%
I Shares Returns After Taxes on Distributions	5.83%	4.72%	3.31%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	4.33%	4.40%	3.19%
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	6.23%	6.54%	5.69%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Fund’s Management team since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

INVESTMENT GRADE FUNDS	15

TOTAL RETURN BOND FUND

Summary Section

I Shares

Investment Objective

The Total Return Bond Fund (the “Fund”) seeks total return (comprised of capital appreciation and income) that consistently exceeds the total return of the broad U.S. investment grade bond market.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.25%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.14%

Total Annual Fund Operating Expenses	0.39%

(1)	Restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$40	$125	$219	$495

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in various types of income producing debt securities including mortgage- and asset-backed securities, government and agency obligations, corporate obligations and floating rate loans. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. The Fund may invest up to 20% of its net assets in below investment grade, high yield debt obligations. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

The Subadviser anticipates that the Fund’s modified adjusted duration will generally range from 3 to 6 years, similar to that of the Barclays Capital U.S. Aggregate Bond Index, the Fund’s comparative benchmark. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund’s comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed

16	INVESTMENT GRADE FUNDS

TOTAL RETURN BOND FUND

to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

INVESTMENT GRADE FUNDS	17

TOTAL RETURN BOND FUND

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. The performance for I Shares prior to such date is that of the I Shares of the Seix Core Bond Fund, the Fund’s predecessor. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
6.61%	-2.16%
(12/31/08)	(6/30/04)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 2.58%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	9.79%	7.50%	6.03%
I Shares Returns After Taxes on Distributions	7.78%	5.52%	4.25%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.56%	5.30%	4.14%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

18	INVESTMENT GRADE FUNDS

TOTAL RETURN BOND FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Fund’s management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2002. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

INVESTMENT GRADE FUNDS	19

U.S. GOVERNMENT SECURITIES FUND

Summary Section

I Shares

Investment Objective

The U.S. Government Securities Fund (the “Fund”) seeks high current income, while preserving capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.29%

Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursements(2)	(0.07)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%

(1)	Restated to reflect current fees.

(2)

The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.72% for the I Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$74	$246	$433	$976

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations and shares of registered money market mutual funds that invest in the foregoing. In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), focuses its investments in mortgage-backed securities in an attempt to provide a consistently high dividend without adding undue risk. Under certain circumstances, the Subadviser may strategically position the Fund’s exposure across the yield curve to potentially benefit from a normalization of the term structure of rates (i.e., in an environment where the yield curve is abnormally steep, investments will be strategically positioned along the yield curve to benefit as the curve’s shape reverts to a more traditional, or normal slope).

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may

20	INVESTMENT GRADE FUNDS

U.S. GOVERNMENT SECURITIES FUND

also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions. During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties, become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with “sub-prime” credit metrics.

If market interest rates increase substantially and the Fund’s adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund’s holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security’s interest rate may prevent the rate from adjusting to prevailing market rates. In such an event the security could underperform and affect the Fund’s net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

U.S. Government Debt Securities Risk: U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Treasury Inflation Protected Securities (“TIPS”) can also exhibit price movements as a result of changing inflation expectations and seasonal inflation patterns. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
8.12%	-2.99%
(12/31/08)	(12/31/10)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 1.12%.

INVESTMENT GRADE FUNDS	21

U.S. GOVERNMENT SECURITIES FUND

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	9.59%	6.20%	5.09%
I Shares Returns After Taxes on Distributions	7.37%	3.74%	3.15%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	6.80%	4.13%	3.37%
Barclays Capital U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	9.02%	6.56%	5.59%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Funds’ management team since 2008. Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Michael Rieger, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the management team for the Fund since 2009.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

22	HIGH YIELD FUNDS

HIGH INCOME FUND

Summary Section

I Shares

Investment Objective

The High Income Fund (the “Fund”) seeks high current income and, secondarily, total return (comprised of capital appreciation and income).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees(1)	0.55%
Distribution (12b-1) Fees	None
Other Expenses(2)	0.25%
Acquired Fund Fees and Expenses(3)	0.01%

Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements(4)	(0.04)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%

(1)	Restated to reflect a decrease in the Management Fees effective August 1, 2012.

(2)	Restated to reflect current fees.

(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

(4)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.76% for the I Share. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$79	$255	$447	$1,002

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 148% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or in unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade debt securities. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market. The

HIGH YIELD FUNDS	23

HIGH INCOME FUND

Subadviser seeks to identify securities which generally seek to meet the following criteria: (i) industries that have sound fundamentals; (ii) companies that have good business prospects and increasing credit strength; and (iii) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 65% of its net assets in non-investment grade fixed income securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated

24	HIGH YIELD FUNDS

HIGH INCOME FUND

maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 28, 2000. Performance prior to March 28, 2000 is that of the ESC Strategic Income Fund, the Fund’s predecessor. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
17.94%	-22.06%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 7.41%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	0.99%	7.48%	8.47%
I Shares Returns After Taxes on Distributions	(1.91)%	4.14%	5.06%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.71%	4.36%	5.20%
Barclays Capital U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	7.54%	8.85%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the R Shares. After-tax returns for other share classes will vary.

HIGH YIELD FUNDS	25

HIGH INCOME FUND

Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2006. Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has co-managed the High Income Fund since August 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

26	HIGH YIELD FUNDS

SEIX FLOATING RATE HIGH INCOME FUND

Summary Section

I Shares

Investment Objective

The Seix Floating Rate High Income Fund (the “Fund”) attempts to provide a high level of current income by investing primarily in first lien senior floating rate loans and other floating rate debt securities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.41%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.24%

Total Annual Fund Operating Expenses	0.65%
Fee Waivers and/or Expense Reimbursements(2)	(0.03)%

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%

(1)	Restated to reflect current fees.

(2)	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and acquired fund fees and expenses) from exceeding 0.62% for the I Shares. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$63	$205	$360	$811
I Shares	$63	$205	$360	$811

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

These loans are loans made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate, the most popular of which is the London Interbank Offered Rate (“LIBOR”). LIBOR is based on rates that contributor banks in London charge each other for interbank deposits and is typically used to set coupon rates on floating rate debt securities.

The interest rates of these floating rate debt securities vary periodically based upon a benchmark indicator of prevailing interest rates. The Fund may invest all or substantially all of its assets in floating rate loans and debt securities that are rated below investment grade by Moody’s Investors Service or Standard & Poor’s Ratings Services or in comparable unrated securities. The Fund may also invest up to 20% of its net assets in any combination of junior debt securities or securities with a lien on collateral lower than a senior claim on collateral, high yield fixed rate bonds, investment grade fixed income debt obligations, asset-backed securities (such as special purpose trusts investing in bank loans), money market securities and repurchase agreements.

In selecting investments for purchase and sale, the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), will emphasize securities which are within the segment of the high yield market it has targeted, which are securities rated either “BB” and “B” by Standard & Poor’s Ratings Services or “Ba” and “B” by Moody’s Investors Service or unrated securities that the Subadviser believes are of comparable quality.

HIGH YIELD FUNDS	27

SEIX FLOATING RATE HIGH INCOME FUND

The Fund may invest up to 20% of its total assets in senior loans made to non-U.S. borrowers provided that no more than 5% of the portfolio’s loans are non-U.S. dollar denominated. The Fund may also engage in certain hedging transactions.

Preservation of capital is considered when consistent with the fund’s objective.

Some types of senior loans in which the Fund may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans are commonly referred to as revolvers. Because revolvers contractually obligate the lender (and therefore those with an interest in the loan) to fund the revolving portion of the loan at the borrower’s discretion, the Fund must have funds sufficient to cover its contractual obligation. Therefore the Fund will maintain, on a daily basis, high-quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. The Fund will not encumber any assets that are otherwise encumbered. The Fund will limit its investments in such obligations to no more than 25% of the Fund’s total assets.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with floating rate debt or high yield bond characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in a combination of first and second lien senior floating rate loans and other floating rate debt securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate

28	HIGH YIELD FUNDS

SEIX FLOATING RATE HIGH INCOME FUND

or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Senior Loan Risk: Economic and other market events may reduce the demand for certain senior loans held by the Fund, which may adversely impact the net asset value of the Fund.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on March 1, 2006. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
12.47%	-18.40%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 4.04%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	Since Inception*
I Shares Returns Before Taxes	2.09%	3.65%	3.98%
I Shares Returns After Taxes on Distributions	0.15%	1.38%	1.69%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.35%	1.75%	2.03%
Credit Suisse Institutional Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)**	2.53%	1.26%	2.10%

*	Since inception of the I Shares of the Fund on March 1, 2006. Benchmark return since February 28, 2006 (benchmark returns available only on a month end basis).

**	Index returns reflect the returns of the Credit Suisse First Boston Leveraged Loan Index, the Fund’s former benchmark index, through January 31, 2010 and the Credit Suisse Institutional Leveraged Loan Index thereafter.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

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Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. George Goudelias, Managing Director and Senior Portfolio Manager of Seix, has co-managed the Fund since its inception. Vincent Flanagan, Vice President and Portfolio Manager of Seix, has co-managed the Fund since 2011.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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Summary Section

I Shares

Investment Objective

The Seix High Yield Fund (the “Fund”) seeks high income and, secondarily, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
I Shares
Management Fees	0.42%
Distribution (12b-1) Fees	None
Other Expenses(1)	0.14%
Acquired Fund Fees and Expenses(2)	0.01%

Total Annual Fund Operating Expenses	0.57%

(1)	Restated to reflect current fees.

(2)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s NAV and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
I Shares	$58	$183	$319	$717

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests in various types of lower rated, higher yielding debt instruments, including corporate obligations, floating rate loans and other debt obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including emerging market debt. The Fund’s investment in non-U.S. issuers may at times be significant. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield securities. These securities will be chosen from the broad universe of available U.S. dollar denominated, high yield securities rated below investment grade by either Moody’s Investors Service or Standard & Poor’s Ratings Services or unrated securities that the Fund’s Subadviser, Seix Investment Advisors LLC (“Seix” or the “Subadviser”), believes are of comparable quality. Such securities are commonly known as “junk bonds” and offer greater risks than investment grade bonds. Although the Fund seeks to achieve its investment objective primarily through investment in high yield securities, the Fund may invest up to 20% of its net assets in investment grade securities. The Fund will be managed with a duration that is close to the Fund’s comparative benchmark, the Merrill Lynch U.S. High Yield BB/B Rated Constrained Index, which is generally between 3 and 6 years. Duration measures a bond or Fund’s sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of five years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility. The Fund may also invest a portion of its assets in securities that are restricted as to resale.

In selecting investments for purchase and sale, the Subadviser employs a research driven process designed to identify value areas within the high yield market and

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SEIX HIGH YIELD FUND

attempts to identify lower rated, higher yielding bonds offering above average total return. Additionally, the Subadviser will emphasize securities which are within the segment of the high yield market it has targeted for emphasis, which are “BB” and “B” rated issuers. The Subadviser seeks to identify securities which generally seek to meet the following criteria: (1) industries that have sound fundamentals; (2) companies that have good business prospects and increasing credit strength; and (3) issuers with stable or growing cash flows and effective management.

In addition, to implement its investment strategy, the Fund may buy or sell derivative instruments (such as swaps, including credit default swaps, futures, credit linked notes, options, inverse floaters and warrants) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or credit risks. The Fund may count the value of certain derivatives with below investment grade fixed income characteristics towards its policy to invest, under normal circumstances, at least 80% of its net assets in high yield securities.

Principal Investment Risks

You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Below Investment Grade Securities Risk: Securities that are rated below investment grade (sometimes referred to as “junk bonds”, including those bonds rated lower than “BBB-” by Standard and Poor’s and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.), or that are unrated but judged by the Subadviser to be of comparable quality, at the time of purchase, involve greater risk of default and are more volatile than investment grade securities. Below investment grade securities may also be less liquid than higher quality securities, and may cause income and principal losses for the Fund.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Floating Rate Loan Risk: The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans generally are subject to contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult; and buying and selling a floating rate loan at an acceptable price can also be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Foreign Currency Forward Contracts Risk: The technique of purchasing foreign currency forward contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

Foreign Securities Risk: Foreign securities involve special risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments and delays in enforcement of rights. These risks are increased for investments in emerging markets.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a

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derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund’s income.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of U.S. Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Performance

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. The Fund began operating on October 11, 2004. Performance between December 29, 2000 to October 11, 2004 is that of the I Shares of the Seix High Yield Fund, the Fund’s predecessor. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

This bar chart shows the changes in performance of the Fund’s I Shares from year to year.*

Best Quarter	Worst Quarter
11.39%	-14.52%
(6/30/09)	(12/31/08)

*	The performance information shown above is based on a calendar year. The Fund’s total return for the six months ended June 30, 2012 was 6.26%.

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.

AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
	1 Year	5 Years	10 Years
I Shares Returns Before Taxes	3.05%	5.61%	6.75%
I Shares Returns After Taxes on Distributions	0.43%	2.65%	3.99%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.99%	3.00%	4.13%
Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	5.39%	6.83%	7.94%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

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Investment Adviser and Subadviser

RidgeWorth Investments is the Fund’s investment adviser (the “Adviser”). Seix Investment Advisors LLC is the Fund’s Subadviser.

Portfolio Management

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007. Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Fund’s management team since 2007.

Purchasing and Selling Your Shares

You may purchase or redeem Fund shares on any business day. You may purchase and redeem I Shares of the Fund through financial institutions or intermediaries that are authorized to place transactions in Fund shares for their customers or for their own accounts.

There is no minimum initial investment amount for the Fund’s I Shares. There are no minimums for subsequent investments.

Tax Information

The Fund’s distributions are generally taxable and will be taxed as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a financial intermediary, such as a broker-dealer or investment adviser, the Fund, the Adviser or the Distributor may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.

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More Information

More Information About Principal Investment Strategies

Please see the section entitled “Principal Investment Strategies” in the “Summary Section” for each Fund for a complete discussion of each Fund’s principal investment strategies.

More Information About Principal Risks

Below Investment Grade Securities Risk

Core Bond Fund

Corporate Bond Fund

High Income Fund

Intermediate Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

Securities that are rated below investment grade (commonly referred to as “junk bonds,” including those bonds rated lower than “BBB-” by S&P and Fitch or “Baa3” by Moody’s), or are unrated but judged by the Adviser to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Debt Securities Risk

All Funds

The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, a Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Treasury Inflation Protected Securities can also exhibit such price movements as a result of changing inflation expectations and seasonal inflation patterns.

Long-term debt securities generally are more sensitive to changes in interest rates, usually making them more volatile than short-term debt securities and thereby increasing risk.

Debt securities are also subject to credit risk, which is the possibility than an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Debt securities are also subject to income risk, which is the possibility that falling interest rates will cause a Fund’s income to decline. Income risk is generally higher for short-term bonds.

An additional risk of debt securities is reinvestment risk, which is the possibility that a Fund may not be able to reinvest interest or dividends earned from an investment in such a way that they earn the same rate of return as the invested funds that generated them. For example, falling interest rates may prevent bond coupon payments from earning the same rate of return as the original bond. Furthermore, pre-funded loans and issues may cause a Fund to reinvest those assets at a rate lower than originally anticipated.

Derivative Related Risks

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Term-Federal Mortgage Securities Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

U.S. Government Securities Fund

Derivatives Risks. A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Because leveraging is inherent in derivatives, the use of derivatives also involves the risk of leveraging. Risks involved with hedging and leveraging activities include:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual

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securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a Fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•	The other party to an agreement (e.g., options or swaps) may default.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to cover fully its future obligations. By setting aside assets equal only to its net obligations rather than the full notional amount under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Swap Risks. Each Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

Floating Rate Loan Risk

High Income Fund

Intermediate Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated. Therefore, a Fund relies heavily on the analytical ability of the Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, because of its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.

As a result of multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

Seix Investment Advisors LLC, the Subadviser to the Seix Floating Rate High Income Fund, an Underlying Fund in which the Funds may invest, has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

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Foreign Securities Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political or economic developments, including nationalization or appropriation, unique to a country or region will affect those markets and their issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.

The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investment. Foreign currency exchange rates may fluctuate significantly. They are determined by supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks or by currency controls or political developments. Currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Mortgage-Backed and Asset-Backed Securities Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited-Term Federal Mortgage Securities Fund

Seix High Yield Fund

Total Return Bond Fund

U.S. Government Securities Fund

Mortgage- and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage- or asset-backed secured and unsecured cash-flow producing assets such as automobile loans and leases, credit card receivables and other financial assets. The risks associated with these types of securities include: (1) prepayment risk that could result in earlier or later return of principal than expected and can lead to significant fluctuations in the value and realized yield of the securities; (2) liquidity/market risk which can result in higher than expected changes in security valuation and transactions costs especially in times of general market stress; and (3) credit risk that is associated with the underlying borrowers being unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations and can also be driven by general economic conditions which can result in the loss of invested principal.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of these securities generally will decline; however, when interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

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Prepayment and Call Risk

Core Bond Fund

High Income Fund

Intermediate Bond Fund

Limited-Term Federal Mortgage Securities Fund

Seix High Yield Fund

Total Return Bond Fund

U.S. Government Securities Fund

A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Senior Loan Risk

Seix Floating Rate High Income Fund

Portfolio transactions in loans may settle in as short as seven days but typically can take up to two or three weeks, and in some cases much longer. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans may be leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

U.S. Government-Related Risks

Core Bond Fund

Corporate Bond Fund

High Income Fund

Intermediate Bond Fund

Limited Term-Federal Mortgage Securities Fund

Seix Floating Rate High Income Fund

Seix High Yield Fund

Total Return Bond Fund

U.S. Government Securities Fund

With respect to each Fund (except the Corporate Bond Fund) U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

With respect to the Corporate Bond Fund, obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government agencies debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Risk Information Common to RidgeWorth Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment objective and strategies for reaching that objective. The Adviser or Subadviser invests Fund assets in a way that it believes will help a Fund achieve its objective. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its objective. The Adviser’s or Subadviser’s judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or Subadviser does, you could lose money on your investment in a Fund, just as you could with other investments. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund’s investment objective may be changed without shareholder approval. Shareholders will be given notice of any change in investment objective. Before investing, make sure that the Fund’s objective matches your own.

The Funds are not managed to achieve tax efficiency.

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MORE INFORMATION ABOUT FUND INVESTMENTS

More Information About Indices

An index measures the market prices of a specific group of securities in a particular market or market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Barclays Capital U.S. Corporate Investment Grade Index covers U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Barclays Capital Intermediate U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (the U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, and have $250 million or more of outstanding face value. In addition, the securities must be fixed-rate and non-convertible securities.

Barclays Capital U.S. Aggregate Bond Index measures the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage (“ARM”) pass-throughs), asset-backed securities and commercial mortgage-backed securities sectors.

Barclays Capital U.S. Corporate High Yield Bond Index covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Barclays Capital U.S. Government/Credit Bond Index is the non-securitized component of the Barclays Capital U.S. Aggregate Index and includes U.S. Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-authority issues (i.e., agency, sovereign, supranational, and local authority debt), and U.S. dollar-denominated corporates.

Barclays Capital U.S. Government Bond Index is composed of the Barclays Capital U.S. Treasury and U.S. Agency indices. The U.S. Government Index includes U.S. Treasuries (public obligations of the U.S. Treasury that have remaining maturities of more than one year) and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The U.S. Government Index is a component of the U.S. Government/Credit Bond Index and the U.S. Aggregate Bond Index.

Barclays Capital U.S. Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Credit Suisse Institutional Leveraged Loan Index is a sub-index of the Credit Suisse Leveraged Loan Index, which contains only institutional loan facilities priced above 90, excluding TL and TLA facilities and loans rated CC, C or in default. It is designed to more closely reflect the investment criteria of institutional investors. The Index reflects reinvestment of all distributions and changes and market prices.

Bank of America Merrill Lynch BB-B U.S. High Yield Constrained Index tracks the performance of BB1 through B3 rated U.S. dollar-denominated corporate bonds publicly issued in the U.S.  domestic market.

More Information About Fund Investments

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ statement of additional information (“SAI”).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund’s objectives. Temporary defensive investments may limit a Fund’s ability to meet its investment objective. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser or its Subadviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment objective.

Each Fund may invest in other mutual funds for cash management purposes. When a Fund invests in another mutual fund, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the other mutual fund’s expenses.

39

INFORMATION ABOUT PORTFOLIO HOLDINGS AND MANAGEMENT

Information About Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the circumstances under which the Funds disclose their respective portfolio securities is available in the SAI. The Funds publicly disclose their portfolio holdings on its website at www.ridgeworth.com.

Management

The Board of Trustees (the “Board”) is responsible for the overall supervision and management of the business and affairs of the Funds. The Board supervises the Adviser and Subadvisers and establishes policies that the Adviser and Subadvisers must follow in their fund related management activities. The day-to-day operations of the Funds are the responsibilities of the officers and various service organizations retained by the Funds.

Investment Adviser

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305 (“RidgeWorth” or the “Adviser”), serves as the investment adviser to the Funds. In addition to being an investment adviser registered with the Securities and Exchange Commission (the “SEC”), RidgeWorth is a money-management holding company with multiple style-focused investment boutiques. As of June 30, 2012, the Adviser had approximately $47.1 billion in assets under management. The Adviser is responsible for overseeing the Subadvisers to ensure compliance with each Fund’s investment policies and guidelines, and monitors each Subadviser’s adherence to its investment style.The Adviser pays the Subadvisers out of the fees it receives from the Funds.

The Adviser may use its affiliates as brokers for Fund transactions.

An investment adviser has a fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund. Information regarding the Adviser’s, and thus each Fund’s, Proxy Voting Policies and Procedures is provided in the SAI. A copy of the Adviser’s Proxy Voting Policies and Procedures may be obtained by contacting the Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

For the fiscal year ended March 31, 2012, the following Funds paid the Adviser advisory fees (after waivers) based on the respective Fund’s average daily net assets of:

Core Bond Fund	0.36%
Corporate Bond Fund	0.40%
High Income Fund	0.60%
Intermediate Bond Fund	0.24%
Limited-Term Federal Mortgage Securities Fund	0.44%
Seix Floating Rate High Income Fund	0.41%
Seix High Yield Fund	0.42%
Total Return Bond Fund	0.25%
U.S. Government Securities Fund	0.50%

The Adviser and each Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep total annual operating expenses of the following Funds from exceeding the applicable expense cap shown. If at any point before August 1, 2015, total annual operating expenses are less than the expense cap, the Adviser may retain the difference to recapture any of the prior waivers or reimbursements.

Funds	Share Class	Expense Limitation
Core Bond	I	0.45%
	A	0.72%
	R	1.05%
Corporate Bond	I	0.62%
	A	0.93%
	C	1.60%
Intermediate Bond	I	0.44%
	A	0.70%
	R	1.20%
Limited-Term Federal Mortgage Securities	I	0.66%
	A	0.86%
	C	1.66%
Total Return Bond	I	0.43%
	A	0.68%
	R	0.99%
U.S. Government Securities	I	0.72%
	A	0.95%
	C	1.70%
High Income	I	0.76%
	A	1.06%
	R	1.46%
Seix Floating Rate High Income	I	0.62%
	A	0.95%
	C	1.61%
Seix High Yield	I	0.61%
	A	0.87%
	C	1.30%

The Adviser has voluntarily undertaken to reduce and/or subsidize certain expenses of the Limited-Term Federal Mortgage Securities Fund and U.S. Government Securities Fund to the extent necessary to maintain a minimum annualized yield of 0.00% for each of the Fund’s share classes. This voluntary expense reduction and/or expense subsidy may be modified or discontinued at any time without prior notice. There can be no assurance that this fee reduction will be sufficient to avoid any loss.

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MANAGEMENT

The following breakpoints are used in computing the advisory fee:

Average Daily Net Assets	Discount From Full Fee
First $500 million	None — Full Fee
Next $500 million	5%
Over $1 billion	10%

Based on average daily net assets as of March 31, 2012, the asset levels of the following Funds had reached a breakpoint in the advisory fee.* Had the Funds’ asset levels been lower, the Adviser may have been entitled to receive maximum advisory fees as follows:

Intermediate Bond Fund	0.25%
High Income Fund	0.55%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%

*	Management Fees have been restated to reflect a decrease in the Fund’s Management Fees effective August 1, 2012. In addition to this decrease in Management Fees, Fund expenses in the “Annual Fund Operating Expenses” tables shown earlier in this prospectus reflect the advisory breakpoints.

A discussion regarding the basis for the Board’s approval of the continuance of the investment advisory agreement with the Adviser appears in the Funds’ annual report to shareholders for the period ended March 31, 2012.

The SAI provides additional information regarding the portfolio manager’s compensation, other accounts managed by the portfolio manager, potential conflicts of interest and the portfolio manager’s ownership of securities in the Funds.

Investment Subadviser

The Subadviser is responsible for managing the portfolios of the Funds on a day-to-day basis and selecting the specific securities to buy, sell and hold for the Funds under the supervision of the Adviser and the Board. A discussion regarding the basis for the Board’s approval of the continuance of the investment subadvisory agreements appears in the Funds’ annual report to shareholders for the period ended March 31, 2012.

Information about the Subadviser and the individual portfolio managers of the Funds is discussed below. The SAI provides additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers’ ownership of securities in the Funds.

Seix Investment Advisors LLC (“Seix”)

10 Mountainview Road, Suite C-200

Upper Saddle River, New Jersey 07458

www.seixadvisors.com

Seix, established in 2008 as a wholly-owned subsidiary of RidgeWorth, is an investment adviser registered with the SEC. Its predecessor, Seix Investment Advisors, Inc., was founded in 1992 and was independently-owned until 2004 when the firm joined RidgeWorth as the institutional fixed income management division. As of June 30, 2012, Seix had approximately $25.715 billion in assets under management.

Seix is a fundamental, credit driven fixed income boutique specializing in both investment grade and high yield bond management. Seix has employed its bottom-up, research-oriented approach to fixed income management for over 19 years. Seix is focused on delivering superior, risk-adjusted investment performance for its clients. Seix selects, buys and sells securities for the Funds it subadvises under the supervision of the Adviser and the Board.

The following individuals are primarily responsible for the day-to-day management of the following Funds.

High Income Fund and Seix Floating Rate

High Income Fund

Mr. George Goudelias currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Goudelias has managed the Seix Floating Rate High Income Fund since its inception. He has more than 26 years of investment experience.

Mr. Vincent Flanagan currently serves as Vice President, Portfolio Manager and Senior High Yield Analyst of Seix. He has been associated with Seix, an affiliate or predecessor since 2006. Mr. Flanagan has co-managed the Seix Floating Rate High Income Fund since August 2011. He has more than 15 years of investment experience.

Mr. Brian Nold, M.D., currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Nold has co-managed the High Income Fund since 2006. He has more than 12 years of investment experience.

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MANAGEMENT

Mr. Michael Kirkpatrick currently serves as Managing Director and Senior Portfolio Manager of Seix. He has been associated with Seix, an affiliate or predecessor since 2004. Mr. Kirkpatrick has co-managed the High Income Fund since August 2011. He has more than 21 years of investment experience.

Seix High Yield Fund

Mr. Michael Kirkpatrick, Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2007. Mr. Kirkpatrick’s biography is set forth above.

Mr. Brian Nold, M.D., Managing Director and Senior Portfolio Manager, has been a member of the Seix High Yield Fund’s management team since 2007. Mr. Nold’s biography is set forth above.

Core Bond Fund, Intermediate Bond Fund, Limited-Term Federal Mortgage Securities Fund, Total Return Bond Fund and U.S. Government Securities Fund (collectively, the “Investment Grade Funds”)

Seix utilizes a team management approach for the Investment Grade Funds for which it acts as Subadviser. Seix is organized into teams of portfolio managers and credit analysts along sectors and broad investment categories, including government securities, corporate bonds, securitized assets, high yield bonds, high yield loans, emerging market debt, non-U.S. securities and global currencies. The senior portfolio managers are responsible for security selection, portfolio structure and rebalancing, compliance with stated investment objectives, and cash flow monitoring.

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Investment Grade Funds’ management team since 2008, when he joined Seix. Mr. Keegan sets overall investment strategy and works with Mr. Troisi, Mr. Webb, Mr. Antiles and Mr. Rieger on sector allocation for the Investment Grade Funds. Prior to joining Seix, Mr. Keegan was a Senior Vice President at American Century Investments from 2006 to 2008, a private investor from 2003 through 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from 2002 to 2003. Mr. Keegan has more than 29 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Investment Grade Funds. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has co-managed the Core Bond Fund since 2004, the Intermediate Bond Fund since 2002, the Limited-Term Federal Mortgage Securities Fund since 2007, the Total Return Bond Fund since 2002 and the U.S. Government Securities Fund since 2007. Mr. Webb has more than 17 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2002. Mr. Troisi focuses primarily on United States government and agency bonds and related securities held in the Investment Grade Funds. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. Mr. Troisi has co-managed the Core Bond Fund since 2004, the Intermediate Bond Fund since 2002, the Limited-Term Federal Mortgage Securities Fund since 2007, the Total Return Bond Fund since 2002 and the U.S. Government Securities Fund since 2007. He has more than 26 years of investment experience.

Mr. Michael Rieger, Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2007, when he joined Seix. Mr. Rieger focuses primarily on securitized assets including mortgage-backed and asset-backed securities held in the Investment Grade Funds. Prior to joining Seix in 2007, Mr. Rieger was a Managing Director at AIG Global Investments since 2005 and a Vice President from 2002 to 2005. Mr. Rieger has co-managed the Core Bond Fund and the Intermediate Bond Fund. He has co-managed the Limited-Term Federal Mortgage Securities Fund, the Total Return Bond Fund and the U.S. Government Securities Fund since 2007. Mr. Rieger has more than 25 years of investment experience.

Mr. Seth Antiles, Ph.D., Managing Director and Portfolio Manager, has been a member of the Investment Grade Funds’ management team since 2008. Mr. Antiles focuses on emerging market debt, foreign currency and related securities held in the Investment Grade Funds. Mr. Antiles joined Seix in 2005 as the Head of Emerging Markets. Prior to joining Seix, Mr. Antiles was a Director at Citigroup/Salomon Smith Barney since 1997. Mr. Antiles has co-managed the Intermediate Bond Fund since 2005, the Total Return Bond Fund since 2007, the Limited-Term Federal Mortgage Securities Fund, and the U.S. Government Securities Fund since 2009. Mr. Antiles has more than 18 years investment experience.

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Corporate Bond Fund

Mr. James F. Keegan, Chief Investment Officer and Chief Executive Officer, has been a member of the Corporate Bond Fund’s management team since 2008. Mr. Keegan sets overall investment strategy and works with Mr. Webb and Mr. Troisi on sector allocation for the Fund. Prior to joining Seix in 2008, Mr. Keegan was a Senior Vice President at American Century Investments from 2006 to 2008, a private investor from 2003 to 2006, and the Chief Investment Officer of Westmoreland Capital Management, LLC from 2002 to 2003. Mr. Keegan has more than 29 years of investment experience.

Mr. Adrien Webb, CFA, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since 2004. Mr. Webb focuses primarily on high grade corporate bonds and related securities held in the Fund. Mr. Webb joined Seix Investment Advisors, Inc., a predecessor of Seix, in 2000, where he served as Senior Portfolio Manager. Mr. Webb has more than 17 years of investment experience.

Mr. Perry Troisi, Managing Director and Senior Portfolio Manager, has been a member of the Corporate Bond Fund’s management team since 2004. Mr. Troisi focuses primarily on U.S. Treasury and agency obligations held in the Fund. Mr. Troisi joined Seix Investment Advisors, Inc., a predecessor of Seix, in 1999, where he served as Senior Portfolio Manager. He has more than 25 years of investment experience.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called “redeem”) and exchange I Shares of the Funds. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

Participants in retirement plans must contact their Employee Benefits Office or their Plan’s Administrator for information regarding the purchase, redemption or exchange of shares. Plans may require separate documentation and the plan’s policies and procedures may be different than those described in this prospectus. Participants should contact their employee benefits office or plan administrator for questions about their specific accounts.

If your I Shares are held in a retirement plan account, the rules and procedures you must follow as a plan participant regarding the purchase, redemption or exchange of I Shares may be different from those described in this prospectus. Review the information you have about your retirement plan.

How to Purchase Fund Shares

Purchasing I Shares

The Funds offer I Shares to financial institutions and intermediaries for their own accounts or for the accounts of customers for whom they may act as fiduciary agent, investment adviser, or custodian. Financial intermediaries include brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds or their service providers. These accounts primarily consist of:

•	assets of a bona fide trust,

•	assets of a business entity possessing a tax identification number,

•	assets of an employee benefit plan,

•	assets held within select fee-based programs, or

•	assets held within certain non-discretionary intermediary no-load platforms.

Employee benefit plans generally include profit sharing, 401(k) and 403(b) plans. Employee benefit plans generally do not include IRAs; SIMPLE, SEP, SARSEP plans; plans covering self-employed individuals and their employees; or health savings accounts unless you, as a customer of a financial institution or intermediary, meet the Funds’ established criteria as described above.

As a result, you, as a customer of a financial institution or intermediary, may, under certain circumstances that meet the Funds’ established criteria, be able to purchase I Shares through accounts made with select financial institutions or intermediaries. I Shares will be held of record by (in the name of) your financial institution or intermediary. Depending upon the terms of your account, you may have, or be given, the right to vote your I Shares. Financial institutions or intermediaries may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may differ from those imposed by the Funds. Please contact your financial institution or intermediary for complete details for purchasing I Shares.

I Shares may also be purchased directly from the Funds by officers, directors or trustees, and employees and

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

their immediate families (strictly limited to current spouses/domestic partners and dependent children) of:

•	RidgeWorth Funds,

•	Subadvisers to the RidgeWorth Funds, or

•	SunTrust Banks, Inc. and its subsidiaries.

Validation of current employment/service will be required upon establishment of the account. The Funds, in their sole discretion, may determine if an applicant qualifies for this program.

In-Kind Purchases — I Shares

Payment for shares of a Fund may, at the discretion of the Adviser, be made in the form of securities that are permissible investments for such Fund. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities: (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable (e.g., by a listing on a nationally recognized securities exchange); and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund. For further information about this form of payment, please call 1-888-784-3863.

When Can You Purchase Shares? — I Shares

The Funds are open for business on days when the New York Stock Exchange (the “NYSE”) is open for regular trading (a “Business Day”). The RidgeWorth Funds reserve the right to open one or more Funds on days that the principal bond markets (as recommended by the Securities Industry and Financial Markets Association) are open even if the NYSE is closed. Each Fund calculates its net asset value per share (“NAV”) once each Business Day at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).

If a Fund or its authorized agent receives your purchase or redemption request in proper form before 4:00 p.m., Eastern Time, your transaction will be priced at that Business Day’s NAV. If your request is received after 4:00 p.m., it will be priced at the next Business Day’s NAV.

The time at which transactions and shares are priced and the time until which orders are accepted may be changed if the NYSE closes early or if the principal bond markets close early on days when the NYSE is closed. For those Funds that open on days when the NYSE is closed, these times will be the time the principal bond markets close.

The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

You may be required to transmit your purchase sale and exchange orders to your financial institutions or intermediaries at an earlier time for your transaction to become effective that day. This allows your financial institution or intermediary time to process your order and transmit it to the transfer agent in time to meet the above stated Fund cut-off times. For more information about how to purchase, sell or exchange Fund shares, including your financial institution’s or intermediary’s internal order entry cut-off times, please contact your financial institution or intermediary directly.

A Fund may reject any purchase order.

How the Funds Calculate NAV — I Shares

NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that market prices or amortized cost valuation method are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board. A Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

When valuing fixed income securities with remaining maturities of more than 60 days, the Funds use the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Funds use the security’s amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing. Fair value prices may be determined in good faith using methods approved by the Board.

Minimum/Maximum Purchases — I Shares

For investors who qualify to purchase I Shares, there are no minimum or maximum requirements for initial or subsequent purchases.

Systematic Investment Plan — I Shares

If they have a checking or savings account with a bank, officers, directors or trustees, and employees and their immediate families (strictly limited to current spouses/domestic partners and dependent children) of the Adviser, the Subadvisers or SunTrust Banks, Inc. and its subsidiaries may purchase I Shares automatically through regular deductions from your bank account. There is a minimum $25 investment. The Funds may close your account if you do not meet this minimum investment requirement at the end of two years. Shareholders should contact their financial intermediaries for more information on how to take advantage of this feature.

Customer Identification

Foreign Investors

The Funds do not generally accept investments in I Shares by non-U.S. citizens or entities. Investors in I Shares generally must reside in the U.S. or its territories (which includes U.S. military APO or FPO addresses) and have a U.S. tax identification number.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, residential street address, date of birth, and Social Security Number or tax identification number. You may also be asked for other information that will allow us to identify you. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening a mutual fund account.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity.

The Funds are required by law to reject your new account application if the required identifying information is not provided. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined.

However, the Funds reserve the right to close your account at the then-current day’s price if the Funds are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under U.S. federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

How to Sell Your Fund Shares

Selling I Shares

You may sell your I Shares on any Business Day by contacting your financial institution or intermediary. Your financial institution or intermediary will give you information about how to sell your shares including any specific cut-off times required.

Holders of I Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

A Medallion Signature Guarantee♦ — I Shares

A Medallion Signature Guarantee by a bank or other financial institution (a notarized signature is not sufficient) is required to redeem shares:

•	made payable to someone other than the registered shareholder;

•	sent to an address or bank account other than the address or bank account of record; or

•	sent to an address or bank account of record that has been changed within the last 15 calendar days.

Other documentation may be required depending on the registration of the account.

♦

Medallion Signature Guarantee: A Medallion Signature Guarantee verifies the authenticity of your signature and helps ensure that changes to your account are in fact authorized by you. A Medallion Signature Guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution participating in a Medallion Program recognized by the Securities Trading Association. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program, (STAMP), Stock Exchange Medallion Program, (SEMP), or the New York Stock Exchange, Inc. Medallion Program, (NYSE MSP). Contact your local financial adviser or institution for further assistance.

Sale Price of Fund Shares — I Shares

The sale price of each share will be the next NAV determined after the Funds receive your request in proper form.

Receiving Your Money — I Shares

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but a Fund may take up to seven days to pay the sale proceeds if making immediate payments would adversely affect the Fund (for example, to allow the Fund to raise capital in the case of a large redemption). Your sale proceeds can be wired to your bank account (subject to a fee) or sent to you by check. If you recently purchased your shares by check or through ACH, redemption proceeds may not be available until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Each Fund tries to manage large redemptions of positions in the Fund. However, a large redemption by a shareholder holding a significant investment in a Fund may have an adverse impact on the remaining shareholders in the Fund. For example, such a redemption may cause the Fund to (i) utilize outside sources of liquidity, which may be more costly, or (ii) liquidate securities that otherwise would not have been sold, potentially impacting the Fund’s performance and generating capital gains distributions.

46

PURCHASING, SELLING AND EXCHANGING FUND SHARES

Redemptions In-Kind — I Shares

The Funds generally pay redemption proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares — I Shares

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Funds’ SAI.

Exchanging Your Shares

Exchanging Your Shares — I Shares

You may exchange your Fund shares for the same class of shares of any other RidgeWorth Fund. Your sales price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request in proper form.

Cross Class Conversions

You may convert your shares for shares of a different class of the same Fund based on the NAV of each class next calculated after the Fund receives your exchange request in proper form. If you have held your current shares for less than one year, your financial intermediary may assess any applicable CDSC on your shares when you make the conversion.

Instructions for Exchanging and Converting Shares

You may exchange or convert your shares on any Business Day by contacting the Funds at 1-888-784-3863 or the financial institution or intermediary through which your shares are held.

Exchanges into the State Street Liquid Reserves Fund — Investment Class

At any time, you may exchange your I Shares of a Fund for shares of the State Street Institutional Liquid Reserves Fund–Investment Class. Further, qualifying shares of the State Street Institutional Liquid Reserves Fund–Investment Class may be exchanged for I Shares of any Fund. You should read the State Street Institutional Liquid Reserves Fund–Investment Class prospectus prior to investing in that mutual fund. You can obtain a prospectus State Street Institutional Liquid Reserves Fund–Investment Class by calling 1-888-784-3863 or visiting our website at www.ridgeworth.com.

If you purchased shares though a financial institution or intermediary please contact your financial institution or intermediary regarding the availability of this exchange privilege.

Notes on Exchanges and Conversions

You must meet investor eligibility requirements applicable to the share class into which you are exchanging. The Funds may accept investments of smaller amounts at its discretion. The Funds will treat any cross class conversion between classes of shares of the same Fund as a tax-free event. An exchange between the same classes of shares of different Funds should be treated as a taxable event.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (i) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (ii) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under “Market Timing Policies and Procedures” below.

If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your funds have cleared (which may take up to 10 calendar days from your date of purchase).

Systematic Exchange Plan — I Shares

For investors who qualify, a systematic exchange feature may be added to your account. Shareholders should contact their financial intermediary for more information about how to take advantage of this feature and the minimum investment requirements.

Telephone Transactions — I Shares

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following

47

MARKET TIMING POLICIES AND PROCEDURES

telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution or intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

To redeem shares by telephone:

•	redemption checks must be made payable to the registered shareholder; and

•	redemption checks must be mailed to an address or wired to a bank account of record that has been associated with the shareholder account for at least 15 calendar days.

Market Timing Policies and Procedures

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. A Fund that invests a significant amount of its assets in overseas markets is particularly susceptible to the risk of certain investors using a strategy known as time-zone arbitrage. Investors using this strategy attempt to take advantage of the differences in value of foreign securities that might result from events that occur between the close of the foreign securities market on which a foreign security is traded and the time at which the Fund calculates its NAV.

The Funds and/or their service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds’ policies and procedures described in this prospectus and approved by the Funds’ Board. The Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances. For purposes of applying these policies, the Funds’ service providers may consider the trading history of accounts under common ownership or control. The Funds’ policies and procedures include:

•

Shareholders are restricted from making more than one (1) “round trip” into and out of a Fund within 14 days or more than two (2) “round trips” within any continuous 90 day period. If a shareholder exceeds either “round trip” restriction, he or she may be deemed a “Market Timer,” and the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund. Anyone considered to be a Market Timer by the Funds, the Adviser, the Subadviser or a shareholder servicing agent may be notified in writing of their designation as a Market Timer; and

•

The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Funds or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Funds.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds’ long-term shareholders.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus arrangements maintained by brokers, retirement plan accounts and other financial intermediaries. Purchase and redemption transactions submitted to the Funds by these intermediaries reflect the transactions of multiple beneficial owners whose individual transactions are not automatically disclosed to the Funds. Therefore, the Funds rely in large part on the intermediaries who maintain omnibus arrangements (which may represent a majority of Fund shares) to aid in the Funds’ efforts to detect and deter short-term trading. The Funds monitor trading activity at the omnibus account level and look for activity that indicates potential short-term trading. If they detect suspicious trading activity, the Funds contact the intermediaries to determine whether the short-term trading policy has been violated and may request and receive personal identifying information and transaction histories for some or all beneficial owners to make this determination. If a Fund believes that a Shareholder has violated the short-term trading policy, it will take further steps to prevent any future short-term trading by such shareholder in accordance with the policy. The Funds cannot guarantee the accuracy of the information provided by the intermediaries and may not always be able to track short-term trading affected through these intermediaries. A Fund has the right to terminate an

48

DISTRIBUTION OF FUND SHARES, SHAREHOLDER SERVICING PLANS

intermediary’s ability to invest in a Fund if excessive trading activity persists and a Fund or its Adviser or Subadviser reasonably believes that such termination would be in the best interests of long-term shareholders. In addition to the Funds’ market timing policies and procedures described above, you may be subject to the market timing policies and procedures of the intermediary through which you invest. Please consult with your intermediary for additional information regarding its frequent trading restrictions.

Distribution of Fund Shares

Distribution of Fund Shares Generally

From their own assets, the Adviser, the Subadviser or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or Subadviser. Furthermore, in addition to the fees that may be paid by a Fund, the Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries, including affiliates, for providing distribution-related or Shareholder services.

The Adviser, the Subadviser or their affiliates may pay fees from their own capital resources to financial intermediaries to compensate them for marketing expenses they incur or to pay for the opportunity to have them distribute the Funds. The amount of these payments is determined by the Adviser or the Subadviser and may differ among financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may allow the Funds greater access to such financial intermediaries and their customers than would be the case if no payments were made. You may wish to consider whether such arrangements exist when evaluating any recommendation to purchase shares of the Funds.

Please refer to the SAI for more information regarding these arrangements.

Shareholder Servicing Plans

With respect to the I Shares of certain of the Funds, I Shares Shareholder Servicing Plan permits the I Shares of that Fund to pay financial intermediaries for shareholder support services they provide, at a rate of up to 0.20% of the average daily net assets of the I Shares of that Fund. The shareholder support services may include, among others, providing general shareholder liaison services (including responding to shareholder inquiries), providing information on shareholder investments, and establishing and maintaining shareholder accounts and records.

49

DIVIDENDS AND DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Shareholders of the Funds are entitled to receive dividends declared starting on the next business day after a purchase is received in good order.

Shareholders of the Funds are entitled to receive dividends declared on the day they are redeemed.

401(k) Plan participants will receive dividends and distributions in the form of additional Fund shares if the participant owns shares of the Funds on the date the dividend or distribution is allocated by the Plan. Therefore, a participant will not receive a dividend or distribution if the participant does not own shares of the Funds on the date the dividend or distribution is allocated.

Taxes

Please consult your tax advisor regarding your specific questions about U.S. federal, state, and local income taxes. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change. More information on taxes is in the Funds’ SAI.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through a 401(k) Plan or any other employer-sponsored retirement or savings plan that qualifies for tax-advantaged treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Redemptions of Fund shares resulting in withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty tax in the case of premature withdrawals. If you have questions about the tax consequences of 401(k) Plan withdrawals, you should consult your tax advisor or plan administrator.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012. A high portfolio turnover rate and a Fund’s use of certain derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Beginning in 2013, distributions from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly). “Net investment income” for this purpose does not include federally tax-exempt distributions (described below).

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The U.S. Government Securities Fund expects that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Core Bond Fund expects that some portion of the Fund’s distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

More information about taxes is in the SAI.

50

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This financial information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Registered Public Accounting Firm for each period shown, along with the Funds’ financial statements and related notes, are included in the Funds’ Annual Reports to Shareholders for such periods. The 2012 Annual Report is available upon request and without charge by calling 1-888-784-3863 or on the Funds’ website at www.ridgeworth.com.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Core Bond Fund
I Shares
Year Ended March 31, 2012	$11.00	$0.24	(d)	$0.81	$1.05	$(0.27)	$—	$(0.68)	$(0.95)	$11.10	9.65%	$439,017	0.48%	2.15%	0.48%	211%
Year Ended March 31, 2011	11.42	0.36	(d)	0.09	0.45	(0.25)	(0.10)	(0.52)	(0.87)	11.00	3.91	295,931	0.60	3.11	0.60	119	(f)
Year Ended March 31, 2010	10.93	0.43		0.46	0.89	(0.39)	—	(0.01)	(0.40)	11.42	8.26	372,232	0.57	3.89	0.57	99
Year Ended March 31, 2009	10.74	0.46		0.24	0.70	(0.51)	—	—	(0.51)	10.93	6.78	389,205	0.56	4.38	0.56	208
Year Ended March 31, 2008	10.49	0.50		0.26	0.76	(0.51)	—	—	(0.51)	10.74	7.47	385,110	0.56	4.82	0.56	227
Corporate Bond Fund
I Shares
Year Ended March 31, 2012	9.59	0.39	(d)	0.46	0.85	(0.39)	—	(0.70)	(1.09)	9.35	9.10	57,203	0.61	3.98	0.61	88
Year Ended March 31, 2011	9.63	0.45	(d)	0.20	0.65	(0.45)	—	(0.24)	(0.69)	9.59	6.92	63,132	0.52	4.56	0.52	45	(f)
Year Ended March 31, 2010	8.53	0.46	(d)	1.09	1.55	(0.45)	—	—	(0.45)	9.63	18.49	157,739	0.50	4.86	0.50	75
Year Ended March 31, 2009	9.60	0.49	(d)	(0.86)	(0.37)	(0.70)	—	—	(0.70)	8.53	(4.10)	39,881	0.73	5.29	0.74	357
Year Ended March 31, 2008	9.88	0.60	(d)	(0.27)	0.33	(0.61)	—	—	(0.61)	9.60	3.43	62,581	0.69	6.16	0.71	439
High Income Fund
I Shares
Year Ended March 31, 2012	7.29	0.51	(d)	(0.32)	0.19	(0.52)	—	(0.07)	(0.59)	6.89	3.04	576,626	0.71	7.37	0.71	148
Year Ended March 31, 2011	6.77	0.50	(d)	0.54	1.04	(0.50)	—	(0.02)	(0.52)	7.29	15.83 (e)	394,690	0.70	7.10	0.70	259	(f)
Year Ended March 31, 2010	4.67	0.55		2.09	2.64	(0.54)	—	—	(0.54)	6.77	58.65	148,252	0.70	8.97	0.72	466
Year Ended March 31, 2009	6.40	0.54		(1.74)	(1.20)	(0.53)	—	—	(0.53)	4.67	(19.40)	23,995	0.70	9.67	0.76	368
Year Ended March 31, 2008	7.36	0.57		(0.82)	(0.25)	(0.58)	—	(0.13)	(0.71)	6.40	(3.68)	30,587	0.70	8.23	0.71	403
Intermediate Bond Fund
I Shares
Year Ended March 31, 2012	10.35	0.22	(d)	0.45	0.67	(0.22)	—	(0.35)	(0.57)	10.45	6.45	1,194,207	0.35	2.04	0.35	139
Year Ended March 31, 2011	10.53	0.29	(d)	0.11	0.40	(0.25)	(0.03)	(0.30)	(0.58)	10.35	3.75	1,305,914	0.34	2.73	0.34	127	(f)
Year Ended March 31, 2010	10.27	0.34	(d)	0.27	0.61	(0.30)	—	(0.05)	(0.35)	10.53	6.08	1,559,191	0.31	3.24	0.31	122
Year Ended March 31, 2009	10.29	0.43		0.24	0.67	(0.46)	—	(0.23)	(0.69)	10.27	6.83	1,071,496	0.29	4.24	0.29	217
Year Ended March 31, 2008	9.96	0.50		0.33	0.83	(0.49)	—	(0.01)	(0.50)	10.29	8.57	812,982	0.29	4.80	0.30	254
Limited-Term Federal Mortgage Securities Fund
I Shares
Year Ended March 31, 2012	10.59	0.12	(d)	0.62	0.74	(0.24)	—	—	(0.24)	11.09	7.01	24,688	0.66	1.06	0.72	299
Year Ended March 31, 2011 .	10.38	0.19	(d)	0.30	0.49	(0.28)	—	—	(0.28)	10.59	4.73	30,522	0.65	1.77	0.80	452
Year Ended March 31, 2010 .	10.19	0.31		0.23	0.54	(0.35)	—	—	(0.35)	10.38	5.41	20,998	0.62	3.25	0.66	435
Year Ended March 31, 2009	9.93	0.43		0.29	0.72	(0.46)	—	—	(0.46)	10.19	7.48	39,135	0.60	4.34	0.60	337
Year Ended March 31, 2008	9.94	0.46	(d)	0.03	0.49	(0.50)	—	—	(0.50)	9.93	5.08	85,638	0.58	4.63	0.58	154

See Notes to Financial Highlights.

51

FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total From Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (b)	Portfolio Turnover Rate (c)
Seix Floating Rate High Income Fund
I Shares
Year Ended March 31, 2012	$9.01	$0.50	(d)	$(0.22)	$0.28	$(0.46)	$—	$—	$(0.46)	$8.83	3.31%	$3,419,351	0.60%	5.69%	0.60%	72%
Year Ended March 31, 2011	8.80	0.59	(d)	0.15	0.74	(0.53)	—	—	(0.53)	9.01	8.64	3,078,972	0.51	6.62	0.51	98	(f)
Year Ended March 31, 2010	7.37	0.53		1.40	1.93	(0.50)	—	—	(0.50)	8.80	26.68	1,173,308	0.50	7.08	0.50	117
Year Ended March 31, 2009	8.90	0.52		(1.53)	(1.01)	(0.52)	—	—	(0.52)	7.37	(11.67)	557,347	0.49	6.31	0.49	226
Year Ended March 31, 2008	9.98	0.70		(1.06)	(0.36)	(0.70)	—	(0.02)	(0.72)	8.90	(3.85)	553,208	0.51	7.34	0.51	134
Seix High Yield Fund
I Shares
Year Ended March 31, 2012	10.07	0.70	(d)	(0.38)	0.32	(0.70)	—	—	(0.70)	9.69	3.44	2,123,625	0.54	7.27	0.54	83
Year Ended March 31, 2011	9.46	0.77	(d)	0.61	1.38	(0.77)	—	—	(0.77)	10.07	15.24	1,724,652	0.51	7.96	0.51	118	(f)
Year Ended March 31, 2010	7.75	0.77		1.70	2.47	(0.76)	—	—	(0.76)	9.46	32.91	1,723,678	0.48	8.54	0.49	116
Year Ended March 31, 2009	9.77	0.78		(2.03)	(1.25)	(0.77)	—	—	(0.77)	7.75	(13.15)	786,029	0.50	8.99	0.51	114
Year Ended March 31, 2008	10.84	0.80		(1.06)	(0.26)	(0.81)	—	—	(0.81)	9.77	(2.50)	663,081	0.49	7.70	0.50	117
Total Return Bond Fund
I Shares
Year Ended March 31, 2012	10.40	0.25	(d)	0.73	0.98	(0.36)	—	(0.25)	(0.61)	10.77	9.62	996,213	0.37	2.30	0.37	170
Year Ended March 31, 2011	10.60	0.33	(d)	0.22	0.55	(0.27)	(0.08)	(0.40)	(0.75)	10.40	5.20	684,952	0.33	3.05	0.33	294
Year Ended March 31, 2010	10.26	0.40		0.43	0.83	(0.36)	—	(0.13)	(0.49)	10.60	8.17	724,588	0.31	3.72	0.31	326
Year Ended March 31, 2009	10.10	0.49		0.18	0.67	(0.51)	—	—	(0.51)	10.26	6.89	602,267	0.30	4.85	0.30	199
Year Ended March 31, 2008	9.96	0.51		0.14	0.65	(0.51)	—	—	(0.51)	10.10	6.74	630,451	0.30	5.14	0.30	248
U.S. Government Securities Fund
I Shares
Year Ended March 31, 2012	8.63	0.11	(d)	0.61	0.72	(0.11)	—	(0.55)	(0.66)	8.69	8.27	40,754	0.73	1.18	0.73	94
Year Ended March 31, 2011	8.76	0.18	(d)	0.22	0.40	(0.18)	—	(0.35)	(0.53)	8.63	4.50	48,580	0.62	2.02	0.62	92
Year Ended March 31, 2010	11.11	0.26		(0.37)	(0.11)	(0.27)	—	(1.97)	(2.24)	8.76	(1.07)	71,910	0.58	2.35	0.58	85
Year Ended March 31, 2009	10.59	0.33		0.56	0.89	(0.34)	—	(0.03)	(0.37)	11.11	8.49	341,727	0.55	3.09	0.56	130
Year Ended March 31, 2008	10.29	0.50		0.30	0.80	(0.50)	—	—	(0.50)	10.59	8.04	491,970	0.55	4.89	0.55	134

See Notes to Financial Highlights.

52

NOTES TO FINANCIAL HIGHLIGHTS

(a)	Total return excludes sales charge. Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Not annualized for periods less than one year.

(d)	Per share data calculated using average shares outstanding method.

(e)	Net Asset Value (“NAV”) varies from NAV reported to shareholders as the financial statements within the Fund’s Annual Report are prepared inclusive of trade date adjustments.
(f)	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser:

RidgeWorth Investments

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

www.ridgeworth.com

Investment Subadvisers:

Seix Investment Advisors LLC 10 Mountainview Road, Suite C-200 Upper Saddle River, NJ 07458 www.seixadvisors.com

More information about the RidgeWorth Funds is available without charge through the following:

Statement of Additional Information (SAI):

The SAI includes detailed information about the RidgeWorth Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports:

These reports list each Fund’s holdings and contain information from the Funds’ managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

Telephone:	Shareholder Services 1-888-784-3863

Mail:

RidgeWorth Funds

P.O. Box 8053

Boston, MA 02266-8053

Website: www.ridgeworth.com

SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the RidgeWorth Funds, from the EDGAR Database on the SEC’s website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov.

The RidgeWorth Funds’ Investment Company Act registration number is 811-06557.

RidgeWorth Investments® is the trade name of RidgeWorth Capital Management, Inc.

RFPRO-ISEIX-0812

STATEMENT OF ADDITIONAL INFORMATION

RIDGEWORTH FUNDS

August 1, 2012

Investment Adviser:

RIDGEWORTH INVESTMENTS

(the “Adviser”)

This Statement of Additional Information (“SAI”) is not a prospectus. It is intended to provide additional information regarding the activities and operations of RidgeWorth Funds (the “Trust”) and should be read in conjunction with the Trust’s current prospectuses dated August 1, 2012 as such prospectuses may be supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”). This SAI relates to each class of the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

	A Shares	C Shares	I Shares	R Shares
Equity Funds
Aggressive Growth Stock Fund	✓		✓
International Equity Fund	✓		✓
International Equity Index Fund	✓		✓
Large Cap Core Growth Stock Fund	✓	✓	✓
Large Cap Growth Stock Fund	✓	✓	✓
Large Cap Value Equity Fund	✓	✓	✓
Mid-Cap Value Equity Fund	✓	✓	✓
Select Large Cap Growth Stock Fund	✓	✓	✓
Small Cap Growth Stock Fund	✓	✓	✓
Small Cap Value Equity Fund	✓	✓	✓
Taxable Fixed Income Funds
Core Bond Fund[1]	✓		✓	✓
Corporate Bond Fund	✓	✓	✓
High Income Fund	✓		✓	✓
Intermediate Bond Fund	✓		✓	✓
Limited Duration Fund			✓
Limited-Term Federal Mortgage Securities Fund	✓	✓	✓
Seix Floating Rate High Income Fund	✓	✓	✓
Seix High Yield Fund	✓		✓	✓
Short-Term Bond Fund	✓	✓	✓
Short-Term U.S. Treasury Securities Fund	✓	✓	✓
Total Return Bond Fund	✓		✓	✓
U.S. Government Securities Fund	✓	✓	✓
U.S. Government Securities Ultra-Short Bond Fund			✓
Ultra-Short Bond Fund			✓
Tax-Exempt Fixed Income Funds
Georgia Tax-Exempt Bond Fund	✓		✓
High Grade Municipal Bond Fund	✓		✓
Investment Grade Tax-Exempt Bond Fund	✓		✓
North Carolina Tax-Exempt Bond Fund	✓		✓
Short-Term Municipal Bond Fund[2]	✓		✓
Virginia Intermediate Municipal Bond Fund	✓		✓
Allocation Strategies
Aggressive Growth Allocation Strategy	✓	✓	✓
Conservative Allocation Strategy	✓	✓	✓
Growth Allocation Strategy	✓	✓	✓
Moderate Allocation Strategy	✓	✓	✓

The Equity Funds and Allocation Strategies are collectively referred to herein as “Equity Funds” and the Taxable Fixed Income Funds and the Tax-Exempt Fixed Income Funds are collectively referred to herein as the “Fixed Income Funds.”

This SAI is incorporated by reference into the Trust’s Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. A Prospectus may be obtained by writing to the Trust or calling toll-free 1-888-784-3863.

[1]	Effective October 1, 2011, the name of the Fund changed from Investment Grade Bond Fund to Core Bond Fund.
[2]	Effective April 10, 2012, the name of the Fund changed from Maryland Municipal Bond Fund to Short-Term Municipal Bond Fund.

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (“shares”) and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. Each Fund, except the North Carolina Tax-Exempt Bond Fund, is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

DESCRIPTION OF PERMITTED INVESTMENTS

The Funds’ respective investment objectives and principal investment strategies are described in the Prospectuses. The following information supplements, and should be read in conjunction with, the Prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds’ applicable Prospectus under the “Investment Strategy” section and the associated risk factors. The Funds’ respective investment subadvisers (each, a “Subadviser” and collectively, the “Subadvisers”) will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds’ stated investment policies:

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) (ADRs, EDRs and GDRs are collectively, “Depositary Receipts”). Depositary Receipts are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a “depositary”). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. Depositary Receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Acquisitional/equipment lines (delayed-draw term loans). Acquisitional/equipment lines (delayed-draw term loans) are credits that may be drawn down for a given period to purchase specified assets or equipment or to make acquisitions. The issuer pays a fee during the commitment period (a ticking fee). The lines are then repaid over a specified period (the term-out period). Repaid amounts may not be re-borrowed. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

Asset-Backed Securities. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables and mortgage-like assets such as home equity loans or manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations. Asset-backed securities that are backed by a single type of asset are pooled together by asset type for purposes of calculating a Fund’s industry concentration levels.

Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the cardholder.

For purposes of calculating Annual Fund Operating Expenses in a Fund’s Prospectus, direct or indirect fees associated with investing in structured products such as asset-backed securities are not included.

Bank Obligations. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions, which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when a Subadviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

•

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

•

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

•

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

A Fund will not purchase obligations issued by the Adviser, Subadvisers, or their affiliates.

Below Investment Grade Securities. High yield securities may be subject to greater levels of credit or default risk than higher-rated securities. The value of high yield securities can be adversely affected by overall economic conditions, such as an economic downturn or a period of rising interest rates, and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities.

In particular, high yield securities are often issued by smaller, less creditworthy or highly leveraged (indebted) issuers, which are generally less able than more financially stable issuers to make scheduled payments of interest and principal.

Borrowing. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so. Investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of a Fund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

Collateralized Debt Obligations. Collateralized Debt Obligations (“CDOs”) are securitized interests in pools of assets. Assets called collateral usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) or collateralized bond obligation (“CBO”) if it holds only loans or bonds, respectively. Investors bear the credit risk of the collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of credit risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Senior and mezzanine tranches are typically rated, with the former receiving ratings of A to AAA/Aaa and the latter receiving ratings of B to BBB/Baa. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

Commercial Paper. Commercial paper is the term used to designate unsecured short term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Bonds. Convertible bonds are bonds, which may be converted, at the option of either the issuer or the holder, into a specified amount of common stock of the issuer, or in the case of exchangeable bonds, into the common stock of another corporation. Convertible bonds are generally subordinate to other publicly held debt of the issuer, and therefore typically have a lower credit rating than nonconvertible debt of the issuer. Convertible bonds generally carry a lower coupon rate than the issuer would otherwise pay at issuance in exchange for the conversion feature. In addition to the interest rate risk factors generally associated with fixed income investments, the market risk of a convertible bond is determined by changes in the credit quality of the issuer and price changes and volatility of the stock into which the bond may be converted. The conversion feature may cause a convertible bond to be significantly more volatile than other types of fixed income investments. Convertible bonds for which the value of the conversion feature is deemed worthless are generally referred to as “busted” convertibles, and the associated risk more closely approximates that of similar debt without the conversion feature.

Corporate Issues. Corporate issues refer to debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts (“REITs”).

Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that in general is intended to replicate a single bond, a portfolio of bonds, or with respect to the unsecured credit of an issuer (the “Reference Instrument”). The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of the Reference Instrument. Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Instrument nor a restructuring of the issuer of the Reference Instrument (a “Restructuring Event”) or (ii) the value of the Reference Instrument, if an Event of Default or Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Instrument in the event of an Event of Default or a Restructuring Event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the Reference Instrument(s). However, almost any type of fixed income security (including foreign government securities) or derivative contract (such as a credit default swap) can be used as the Reference Instrument.

Custodial Receipts. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a “separate security” is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

Debt Securities. Debt securities (e.g., bonds, notes, debentures) represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

Derivatives. A derivative is a financial contract whose value adjusts in accordance with the value of one or more underlying assets, reference rates or indices. Derivatives (such as credit linked notes, futures, options, inverse floaters, swaps and warrants) may be used to attempt to achieve investment objectives or to offset certain investment risks. These positions may be established for hedging, substitution of a position in the underlying asset or for speculation purposes. Hedging involves making an investment (e.g., in a futures contract) to reduce the risk of adverse price movements in an already existing investment position. Because leveraging is inherent in derivatives, the use of derivatives also involves the risk of leveraging. Risks involved with hedging and leveraging activities include:

•	The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

•	A Fund may experience losses over certain market movements that exceed losses experienced by a fund that does not use derivatives.

•	There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives used to hedge those positions.

•	There may not be a liquid secondary market for derivatives.

•	Trading restrictions or limitations may be imposed by an exchange.

•	Government regulations may restrict trading in derivatives.

•

The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counter-party risk may be reduced by the creditworthiness of the counterparty and/or using an exchange as an intermediary.

Because premiums or totals paid or received on derivatives are small in relation to the market value of the underlying investments, buying and selling derivatives can be more speculative than investing directly in securities. In addition, many types of derivatives have limited investment lives and may expire or necessitate being sold at inopportune times.

The use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease on the value of a Fund’s portfolio securities. To limit leveraging risk, a Fund observes asset segregation requirements to cover fully its future obligations. By setting aside assets equal only to its net obligations rather than the full notional amount under certain derivative instruments, a Fund will have the ability to employ leverage to a greater extent than if it were required to segregate assets equal to the full notional value of such derivative instruments.

Dollar Rolls. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations. A Fund may also cover the transaction by means of an offsetting transaction or by other means permitted under the 1940 Act or the rules and Securities and Exchange Commission (“SEC”) interpretations thereunder.

Emerging Markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equipment Trust Certificates (“ETCs”). ETCs are issued by a trust formed to finance large purchases of equipment, such as airplanes, at favorable interest rates. Legal title on such equipment is held by a trustee. The trustee leases the equipment and sells ETCs at a small discount to the purchase price of the equipment. The lease payments are then used to pay principal and interest to the ETC holders.

Equity Securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

•

Commodity Equity Securities. Commodity equity securities represent equity securities of companies that principally engage in the energy, metals, and agriculture group of industries. These companies may include, for example, integrated oil companies; companies engaged in the exploration and production of oil and gas; companies primarily involved in the production and mining of coal, related products, and other consumable fuels; fertilizer and agricultural chemicals companies; producers of aluminum and related products; companies engaged in producing or extracting metals and minerals; producers of gold, precious metals and minerals, and related products; producers of iron and steel; manufacturers of timber and related wood and paper products; and producers of agricultural products, including crop growers, owners of plantations, and companies that produce and process foods.

Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a group of related industries, and the securities of companies in that group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•

Small and Mid-Cap Issuers. Generally, capitalization or market capitalization is a measure of a company’s size. Investing in equity securities of small and mid-cap companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•

Equity-Linked Securities. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer’s operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

•

PERCS. Preferred Equity Redemption Cumulative Stock (“PERCS”) technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors’ capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer’s common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.

•

ELKS. Equity-Linked Securities (“ELKS”) differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer’s common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer’s common stock, or the average closing price per share of the issuer’s common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest six times during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.

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LYONS. Liquid Yield Option Notes (“LYONs”) differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer’s common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer’s common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like a Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.

Eurodollar and Yankee Dollar Obligations. Eurodollar obligations are U.S. dollar denominated obligations issued outside the United States by U.S. and non-U.S. corporations or other entities. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by non-U.S. corporations or other entities. Eurodollar and Yankee Dollar obligations are subject to the same risks that pertain to the domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar and Yankee Dollar obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization or foreign issuers.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs®, DIAMONDSSM, NASDAQ 100 Index Tracking StockSM (“QQQsSM”), iShares® and VIPERs®. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also “Investment Company Shares” below).

Fixed Income Securities. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund’s net asset value.

Floating Rate Instruments. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as LIBOR). Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

Floating Rate Loans. Investments in floating rate loans are subject to interest rate risk although the risk is less because the interest rate of the loan adjusts periodically. Investments in floating rate loans are also subject to credit risk. Many floating rate loans are rated below investment grade or are unrated. Therefore, a Fund relies heavily on the analytical ability of the Fund’s Subadviser. Many floating rate loans share the same risks as high yield securities, although these risks are reduced when the floating rate loans are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating rate loans are often subject to restrictions on resale which can result in reduced liquidity. The risk is greater for the Seix Floating Rate High Income Fund, because of its concentration in these types of instruments. Borrowers may repay principal faster than the scheduled due date which may result in a Fund replacing that loan with a lower-yielding security. Investment in loan participation interests may result in increased exposure to financial services sector risk. A loan may not be collateralized fully which may cause the loan to decline significantly in value.

One lending institution acting as agent for all of the lenders will generally be required to administer and manage the loan and, with respect to collateralized loans, to service or monitor the collateral. Investing in certain types of floating rate loans, such as revolving credit facilities and unfunded loans, creates a future obligation for a Fund. To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in amounts sufficient to fully cover any future obligations.

Seix Investment Advisors LLC (“Seix”) currently serves as collateral manager to six collateralized loan obligation (“CLO”) funds that invest in bank loans. The trustees and custodians of the CLO funds are not affiliated entities of the Adviser or Seix. In addition, the Adviser serves as adviser to an account established with its affiliate, SunTrust Equity Funding, LLC, for the purpose of purchasing high yield securities for subsequent sale to these same CLO funds. Each of these transactions is subject to the approval of the independent trustee of the applicable CLO fund. In addition to disclosure to the trustee, all such transactions are fully disclosed to potential investors in the CLO’s offering and disclosure documents.

In addition to the CLO funds, the Seix serves as subadviser to an unaffiliated registered fund and as investment manager to two unregistered funds that invest in bank loans. The custodian and adviser for the unaffiliated registered fund are not affiliated entities of the Adviser or Seix. The custodians and administrators for the two unregistered funds are not affiliated entities of the Adviser or Seix. There are no trustees for the unregistered funds. Only the offshore entities that are a part of one of the unregistered funds have independent boards of directors that are not affiliated entities of the Adviser or Seix. SunTrust Equity Funding, LLC does not purchase assets for the unregistered funds.

As a result of these multiple investment-oriented and associated relationships, there exists a potential risk that the portfolio managers may favor other adviser and non-adviser contracted businesses over a Fund.

Seix has created and implemented additional policies and procedures designed to protect shareholders against such conflicts; however, there can be no absolute guarantee that a Fund will always participate in the same or similar investments or receive equal or better individual investment allocations at any given time.

Foreign Currency. A Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. A Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a foreign currency forward contract (“forward contract”). A forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered “derivatives”—financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward contract “locks in” the exchange rate between the currency it will deliver and the currency it will receive at the maturity of the contract. A Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. In addition, the Fund may enter into forward contracts to gain exposure to foreign markets.

At or before settlement of a forward contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If a Fund makes delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of a Fund into the currency. A Fund may close out a forward contract by purchasing or selling an offsetting contract, in which case it will realize a gain or a loss.

A Fund may invest in a combination of forward contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated money market instruments with “long” forward contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, a Fund may invest in forward contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. A Fund is not required to enter into forward contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency. It also is possible, under certain circumstances that a Fund may have to limit its currency transactions to qualify as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Each Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency. At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

A Fund may also enter into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

When a Fund purchases or sells a forward contract, under applicable U.S. federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to forward contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” forward contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.

A Fund may otherwise cover the transaction by means of an offsetting transaction or by other means permitted by the 1940 Act or the rules and SEC interpretations thereunder. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. The Funds reserve the right to modify their asset segregation policies in the future.

Foreign Securities. Foreign securities may include U.S. dollar-denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers’ Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, a Subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). Of course, a Subadviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund’s investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund’s investments in one foreign market represented in its portfolio may offset potential gains from the Fund’s investments in another country’s markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

Forward Roll Transactions. To enhance current income, each Fund may enter into forward roll transactions with respect to mortgage-related securities. In a forward roll transaction, the Fund sells a mortgage-related security to a financial institution, such as a bank or broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories than those sold. During the period between the sale and purchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale typically will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will be expected to generate income for the Fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the purchase price of those securities. The Fund will segregate permissible liquid assets at least equal to the amount of the repurchase price (including accrued interest).

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). A Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, no Fund is subject to registration or regulation as a commodity pool operator under the CEA. However, on February 8, 2012, the CFTC adopted certain regulatory changes that will subject a mutual fund to regulation by the CFTC if the fund invests more than a prescribed level of its liquidation value in futures and certain other instruments, or if the fund markets itself as providing investment exposure to such instruments. As a result, each Fund may be subject to CFTC registration requirements, and the Fund’s disclosure and operations would need to comply with all applicable regulations governing commodity pools. Each Fund’s Adviser may also be subject to CFTC regulation if the Fund is deemed to be a commodity pool. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions in the future, each Fund would comply with such new restrictions.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, under applicable federal securities laws, rules, and interpretations thereof and applicable exchange rules, a Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value. With respect to futures contracts that are contractually required to “cash-settle,” a Fund may set aside or deliver liquid assets, including cash, in an amount equal to a Fund’s daily marked-to-market (net) obligation rather than the notional value. By setting aside or delivering assets equal to only its net obligation under “cash-settled” futures contracts, a Fund will have the ability to employ leverage to a greater extent than if a Fund were required to segregate assets equal to the full notional value of such contracts. The Funds reserve the right to modify their asset segregation policies in the future.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices, which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices, which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices, which are expected to move relatively consistently with the put option.

In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Geographic Risk. To the extent that a Fund’s investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Guaranteed Investment Contracts (“GICs”). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

Hedging Techniques. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

High Yield Securities. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, i.e., below BBB- by Standard & Poor’s Financial Services LLC (a subsidiary of The McGraw-Hill Companies) (“S&P”) and Fitch, Inc. (“Fitch”), or Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or their unrated equivalents. The risks associated with investing in high yield securities include:

1.	High yield, lower rated bonds may involve greater risk of default than investments in investment grade securities (e.g., securities rated BBB- or higher by S&P and Fitch or Baa3 or higher by Moody’s) due to changes in the issuer’s creditworthiness.

2.	The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

3.	Market prices for high risk, high yield securities may also be affected by investors’ perception of the issuer’s credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

4.	The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

Illiquid Securities. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”). Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price, which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Fund’s Subadviser determines the liquidity of a Fund’s investments. In determining the liquidity of a Fund’s investments, the Fund’s Subadviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

Initial Public Offerings. A Fund may invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser or Subadviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.

Inverse Floaters. A Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index (“Inverse Floaters”). An investment in Inverse Floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the Inverse Floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse Floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline.

Investment Company Shares. A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act and the Fund’s investment objectives. Notwithstanding these restrictions, each Fund may invest any amount, pursuant to Rule 12d1-1 of the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 of the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund.

Under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, a Fund may exceed these limits if (i) the ETF or the Fund has received an order for exemptive relief from the 3%, 5%, or 10% limitations from the SEC that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See “Exchange Traded Funds” above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to orders issued by the SEC to iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust and procedures approved by the Board, each Fund may invest in iShares® Funds, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund and Vanguard Trust in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as may be amended, and any other applicable investment limitations. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock, The Select Sector SPDR Trust, streetTRACKS Series Trust, streetTRACKS Index Shares Fund nor the iShares® Funds makes any representations regarding the advisability of investing in the Funds.

Investment Grade Obligations. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody’s or determined to be of equivalent quality by the Subadviser). Securities rated BBB or Baa represents the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if its Subadviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer’s capacity to repay its obligation remains unchanged.

Large-Capitalization Companies. Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large-capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts.

Accordingly the value of large cap stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods.

Leveraged Buyouts. A Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions (“LBOs”). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO limited partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

Master Limited Partnerships. Master limited partnerships (“MLPs”) are limited partnerships in which ownership units are publicly traded. MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies who serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as master limited partnerships.

Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income.

Medium-Term Notes. Medium-term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

Money Market Securities. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization (“NRSRO”), such as S&P or Moody’s, or determined by the Subadviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described in this SAI. For a description of ratings, see Appendix A to this SAI.

Mortgage-Backed Securities. A Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities (“MBS”) are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, “pools” of residential or commercial and reverse mortgage loans or other asset-backed securities (the “Underlying Assets”). Such securities may be issued by U.S. government agencies and government-sponsored entities, such as Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. The payment of interest and principal on mortgage-backed obligations issued by these entities may be guaranteed by the full faith and credit of the U.S. government (in the case of GNMA), or may be guaranteed by the issuer (in the case of FNMA and FHLMC). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. government. Obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, but are considered to be of high quality since such entities are considered to be instrumentalities of the United States. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a “tranche,” is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full. An important feature of MBS is that the principal amount is generally subject to partial or total prepayment at any time because the

Underlying Assets (i.e., loans) generally may be prepaid at any time. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or other underlying obligations, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict.

A reverse mortgage is a special type of home loan that lets a homeowner convert a portion of the equity in his or her home into cash. The equity built up over years of home mortgage payments can be paid to the borrower. But unlike a traditional home equity loan or second mortgage, no repayment is required until the borrower no longer uses the home as his or her principal residence. A reverse mortgage derives its name from the pattern of payments that is typically the reverse of a traditional mortgage loan used to buy a home. The three basic types of reverse mortgages are single purpose reverse mortgages, Federal Housing Administration (“FHA”) insured reverse mortgages and proprietary reverse mortgages. Single purpose reverse mortgages are offered only by some state and local government agencies and nonprofit organizations. FHA insured reverse mortgages, also known as Home Equity Conversion Mortgages, are the oldest and most popular reverse mortgage product and are insured by the federal government through FHA, a part of the U.S. Department of Housing and Urban Development. Proprietary reverse mortgages are private loans that are typically backed by the companies that originate them. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

CMOs are collateralized mortgage obligations, which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a “tranche” is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity—the latest date by which the tranche can be completely repaid, assuming no prepayments—and has an average life—the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody’s. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests, or “residual” interests. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.

Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs (“PAC Bonds”) generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest only” security (“IO”) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Delegated Underwriting and Servicing (“DUS”) bonds are pools of multifamily housing loans issued by Fannie Mae. DUS bonds have significant call protection in the form of prepayment penalties. The most common structures at the time of issuance are seven-year balloons with 6.5 years of prepayment protection and 10-year balloons with 9.5 years of prepayment protection. Borrowers must pay a prepayment penalty to prepay the loan during the specified prepayment protection period. In the event of default there is no penalty passed on to the investor.

Municipal Forwards. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but, normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date. See “When-Issued Securities and Forward Commitment Securities” for more information.

Municipal Lease Obligations. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities where the lease obligation is secured by the leased property and subject to renewal or termination by the issuer. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

Municipal Securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility’s user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund’s investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody’s, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody’s, are in the Subadviser’s judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

From time to time, a municipality may refund a bond that it has already issued prior to the original bond’s call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification and industry concentration, pre-refunded bonds will be treated as governmental issues.

Municipal bonds generally must be rated investment grade by at least one national securities rating agency or, if not rated, must be deemed by the Subadviser to essentially have characteristics similar to those of bonds having the above rating. Bonds downgraded to below investment grade may continue to be held at the discretion of a Fund’s Subadviser. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from U.S. federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Subadviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Subadviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund will limit its put transactions to those with institutions that the Subadviser believe present minimum credit risks, and the Subadviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, a Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments that are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Subadviser’s opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Subadviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. A Fund may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund’s investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

In response to the recent national economic downturn, many state and local governments are experiencing significant reductions in revenues and are consequently experiencing difficulties meeting ongoing expenses. Certain of these state or local governments may have difficulty paying principal or interest on their outstanding debt and may experience ratings downgrades of their debt.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from U.S. federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither a Fund nor its Subadviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

Special Considerations Relating to Municipal Obligations of Designated States

As described in the applicable Prospectus, except for investments in temporary investments, the Tax-Exempt and Municipal Bond Funds invest substantially all of their net assets (at least 80%) in municipal bonds (“Municipal Obligations”) that are exempt from U.S. federal and applicable state tax. Each Municipal Bond Fund may also invest up to 20% of its net assets in Municipal Obligations which are subject to the Alternative Minimum Tax (“AMT”). Each Tax-Exempt and Municipal Bond Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its relevant state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the relevant states in which each of the Tax-Exempt and Municipal Bond Funds invests. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Tax-Exempt and Municipal Bond Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

•	Factors Pertaining to Georgia

The State of Georgia ended January, 2012 with revenue collections for the fiscal year to date ahead of 2011 levels by 5%. During fiscal year 2011, the State saw the available General Fund balance increase to $400 million during 2011. In total, the conservative budgeting of funds left a total general fund balance of $3.7 billion, giving the State ample resources to draw on.

Current projections for 2012 and 2013 anticipate 4.5% and 5.2% growth in revenues, respectively, for the State. In the governor’s 2013 budget, expenditure reductions together with the growth in general fund revenues will move the State closer to a structurally balanced budget position.

Georgia has, historically, maintained moderate debt ratios, however recent State capital needs have slowly pushed the debt burden into higher territory. Moody’s calculates Georgia’s net tax supported debt per capita at $1,099, ranking Georgia 26th among states. Comparing debt per capita to personal income, Georgia’s debt was 3.1% compared to the state average of 3.4%. The State’s unemployment rate for March 2012 was 9%, 0.9% above the national average of 8.1%. Personal income remains below average for the State at 87% of the national average ranking Georgia 36th among the states in 2010.

Georgia’s general obligation debt continues to carry “Aaa/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Maryland

Maryland’s unemployment rate for March 2012 was estimated at 6.8% compared to the national rate of 8.2%. Per capita income for 2009 was approximately 120% of the national average compared to 115% in 2000, ranking the State as the fourth wealthiest by this measurement.

The State’s revenue growth has slowed in recent years and forecasted growth rates have been adjusted lower following housing market weakness and the recession that began in 2008. Based on the revenue contraction and expenditure pressures, tax changes were implemented during fiscal year 2008 to increase revenue, including an income tax surcharge for the years 2008 – 2010 and a draw down on the State Reserve Fund. However, challenges remain as sales and income tax collections remain below forecast. The State ended fiscal year 2010 with a $1 billion operating deficit and projects continuing shortfalls through 2015. The state projects revenue growth of 4.2% for 2012, the second positive projection in three years.

The State’s general obligation bonds are rated AAA by all of the rating services and are amortized rapidly, over 15 years, as required by the State’s Constitution. This is a credit strength which replenishes debt capacity. According to Moody’s, net tax supported debt at $1,742 per capita ranks Maryland 14th highest of the 50 states. However, when compared to per capita income, the State ranks 18th due to its high income levels with net debt as a percentage of personal income at 3.6% compared to the 50 state mean of 2.8%. Moody’s also cites the State’s strong financial management, revenue reserves and economy as strengths.

The AAA ratings apply to the State’s direct debt and may not be indicative of the credit rating of other securities purchased by the Maryland Municipal Bond Fund. It also cannot be assumed that the State will maintain its current debt profile and ratings.

•	Factors Pertaining to North Carolina

The State of North Carolina ended fiscal year 2011 with revenue collections 2.7% greater than collections during 2010. Because of conservative budgeting practices, the State reduced its negative unreserved fund balance by $18 million ending the year with a balance of negative $96 million. The overall fund balance was $1.18 billion at year end showing the State’s commitment to preserving fund balances despite budgetary challenges. February 2012 revenue projections expect revenues to grow 3% vs. 2011 levels but project a budgetary shortfall of $2.3 billion for the period (2011 to 2013). As of January, 2012 State revenues are on budget and the State does not expect any budget gaps.

North Carolina has, historically, maintained conservative debt ratios, however recent State capital needs have pushed the debt burden into higher territory. Moody’s calculates North Carolina’s net tax supported debt per capita at $7.86 billion, ranking North Carolina 17th among states. Comparing debt per capita to personal income, North Carolina’s debt was 2.3% compared to the state average of 3.4%. The State’s unemployment rate for March 2012 was 9.7%, 1.6% above the national average of 8.1%. Personal income remains below average for the State at 88% of the national average ranking North Carolina 34th among the states in 2010.

North Carolina’s general obligation debt carries “Aaa/AAA” ratings from Moody’s, S&P, and Fitch. These ratings reflect the State’s credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest. Furthermore, it cannot be assumed that the State will maintain its current credit ratings.

•	Factors Pertaining to Virginia

The Commonwealth of Virginia’s economy and employment have grown at a pace exceeding the nation in most years. Like most states, Virginia has recently been affected by the national recession causing increases in unemployment and decreases in State revenues. Over the last year, the State has begun to show some resiliency with unemployment decreasing by 0.8% since January 2011. Additionally, the State’s unemployment rate of 5.6% for March 2012 was below the national rate of 8.1%. Virginia continues to benefit from a diverse economy, higher than average governmental employment and defense related spending. This is especially true for the Northern Virginia suburbs of Washington DC and in the Hampton Roads region, an area with significant military installations. Personal income remains the highest in the southeast and, at 110% of national averages, Virginia ranked 7th out of the 50 states in 2010, according to Moody’s.

For fiscal year 2011, Virginia’s revenues were 10% than those in 2010. The State general fund increased by $516 million more than anticipated. Revenue forecasts for 2012 anticipate a 4% increase in revenues for the State. However, to maintain a conservative budget, the State has eliminated previously budgeted pay increases, reduced pension contributions, and adjusted state agency budgets lower.

Virginia has, historically, maintained low debt ratios, however, the minimal issuance of general obligation debt has been offset by significant growth in appropriation backed debt issued by various State authorities. Moody’s calculates Virginia’s net tax supported debt per capita at $9.46 billion, ranking Virginia 15th among the 50 states. Comparing debt per capita to personal income, Virginia’s debt was 2.6% compared to the state average of 3.4%.

All three major debt rating agencies rate Virginia’s general obligation bonds AAA and Moody’s cites its conservative fiscal management, diverse economy and low debt burden as strengths. This rating applies only to the State’s direct debt and may not be indicative of the rating on other securities that the Virginia Intermediate Municipal Bond Fund may invest in. There is no assurance that the State will maintain its current debt profile or ratings.

Non-Publicly Traded Securities; Rule 144A Securities. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in Rule 144A Securities will be considered illiquid and therefore subject to a Fund’s limitation on the purchase of illiquid securities (usually 15% of a Fund’s net assets), unless the Board determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by a Fund in Rule 144A Securities. The Board may adopt guidelines and delegate to the Subadvisers the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by a Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. A Fund’s investments in illiquid securities are subject to the risk that should a Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund’s net assets could be adversely affected.

Options. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it purchases or writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund’s custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

A Fund may trade put and call options on securities, securities indices or currencies, as its Subadviser determines is appropriate in seeking the Fund’s investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund’s use of options, including the following: (i) the success of a hedging strategy may depend on the Subadviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Other Investments. The Funds are not prohibited from investing in bank obligations issued by clients of the Funds’ administrator or distributor or their respective parent or affiliated companies. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser or any of the Funds’ Subadvisers.

Pay-In-Kind Securities. Pay-In-Kind securities are debt obligations or preferred stocks that pay interest or dividends in the form of additional debt obligations or preferred stock.

Preferred Stock. Preferred stock is a corporate equity security that pays a fixed or variable stream of dividends. Preferred stock is generally a non-voting security.

Real Estate Investment Trusts. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code. The Internal Revenue Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level U.S. federal income tax and making the REIT a pass-through vehicle for U.S. federal income tax purposes. A REIT primarily invests in real estate and real estate mortgages. If a corporation, trust or association meets the REIT requirements, it will be taxed only on its undistributed income and capital gains.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a lender or lessor and may incur substantial costs associated with protecting its investments.

Repurchase Agreements. A Fund may enter into repurchase agreements with financial institutions. Each Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Subadviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund’s net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Subadviser, liquidity or other considerations so warrant.

Resource Recovery Bonds. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Restricted Securities. Restricted securities may increase the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. The Adviser and Subadviser intend to invest only in restricted securities that they believe present minimal liquidity risk.

Reverse Repurchase Agreements. A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller’s cost plus interest). Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. To avoid any leveraging concerns, the Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its repurchase obligations.

Revolving Credit Facilities (“Revolvers”). Revolvers are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the Revolver and usually provides for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets with the Fund’s custodian in an amount sufficient to cover its obligations to fund Revolvers.

A Fund may invest in Revolvers with credit quality comparable to that of issuers of its other investments. Revolvers may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Each Fund currently intends to treat Revolvers for which there is no readily available market as illiquid for purposes of that Fund’s limitation on illiquid investments.

Securities Lending. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Fund. A Fund may pay a portion of the interest earned from the investment of collateral or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive from the borrower at least 100% cash collateral or equivalent securities of the type discussed in the preceding; (ii) the borrower must increase such collateral whenever the market value of the securities increases above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest, or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the Fund’s custodian); and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that in the event where a matter is presented for a vote on an issuer’s proxy which would have a material effect on a Fund or its investment, the Fund must attempt to terminate the loan and regain the right to vote the securities. Please refer to Appendix B-1: Proxy Voting Policy: Securities Lending Program for additional information with respect to the Funds’ policies for what constitutes a “material effect” with respect to the practice of recalling securities on loan for the sole purpose of voting proxies for such securities. There is a risk that the Fund may not be able to recall the security in sufficient time to vote on material proxy matters; however, the Fund will make a best faith effort where it has been determined that the outcome of such vote would have a “material effect” on a Fund or its investment. In addition, as a general practice, the Funds will not recall loans solely to receive income payments. See “Taxes” section of this SAI for information on the security lending program’s impact on treatment of income which could increase a Fund’s tax obligation which is subsequently passed on to its shareholders.

Any securities lending activity in which a Fund may engage will be undertaken pursuant to Board-approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Senior Loans

Structure of Senior Loans. A senior floating rate loan (“Senior Loan”) is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the Senior Loan on behalf of the other Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors.

Senior Loans primarily include senior floating rate loans and secondarily senior fixed rate loans, and interests therein. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in a Senior Loan. Such loan interests may be acquired from U.S. or foreign commercial banks, insurance companies, finance companies or other financial institutions who have made loans or are Loan Investors or from other investors in loan interests.

A Fund typically purchases “Assignments” from the Agent or other Loan Investors. The purchaser of an Assignment typically succeeds to all the rights and obligations under the Loan Agreement of the assigning Loan Investor and becomes a Loan Investor under the Loan Agreement with the same rights and obligations as the assigning Loan Investor. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Loan Investor. A Fund may invest up to 10% of its total assets in “Participations.” Loan participations are interests in loans to corporations, which loans are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the underlying issuer of the loan, but a Fund derives its rights in the loan participation from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

Participations by a Fund in a Loan Investor’s portion of a Senior Loan typically will result in a Fund having a contractual relationship only with such Loan Investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the Loan Investor selling the Participation and only upon receipt by such Loan Investor of such payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other Loan

Investors through set-off against the borrower and a Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. As a result, a Fund may assume the credit risk of both the borrower and the Loan Investor selling the Participation. In the event of the insolvency of the Loan Investor selling a participation, a Fund may be treated as a general creditor of such Loan Investor. The selling Loan Investors with respect to such Participations will likely conduct their principal business activities in the banking, finance and financial services industries. Persons engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, governmental regulations concerning such industries and capital raising activities generally, and fluctuations in the financial markets generally.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller of the loan participation. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, a Fund may be regarded as a creditor of the seller of the loan participation (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the seller of the loan participation may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by a Fund may be regarded as illiquid.

Loan Collateral. In order to borrow money pursuant to a Senior Loan, a borrower will frequently, for the term of the Senior Loan, pledge collateral, including but not limited to, (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights (but excluding goodwill); and/or (iv) security interests in shares of stock of subsidiaries or affiliates. In the case of Senior Loans made to non-public companies, the company’s shareholders or owners may provide collateral in the form of secured guarantees and/or security interests in assets that they own. In many instances, a Senior Loan may be secured only by stock in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy a borrower’s obligations under a Senior Loan.

Certain Fees Paid to a Fund. In the process of buying, selling and holding Senior Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, prepayment penalty, and assignment fees. When a Fund buys a Senior Loan it may receive a facility fee and when it sells a Senior Loan it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by a Fund may include amendment fees. A Fund may have to pay an assignment to the Agent when it purchases or sells a Senior Loan via assignment.

Borrower Covenants. A borrower must comply with various restrictive covenants contained in a loan agreement or note purchase agreement between the borrower and the holders of the Senior Loan (the “Loan Agreement”). Such covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific minimum financial ratios, and limits on total debt. In addition, the Loan Agreement may contain a covenant requiring the borrower to prepay the Loan with all or a portion of any free cash flow. Free cash flow is generally defined as net cash flow after scheduled debt service payments and permitted capital expenditures, and typically includes the proceeds from asset dispositions or sales of securities. A breach of a covenant which is not waived by the Agent, or by the Loan Investors directly, as the case may be, is normally an event of acceleration; i.e., the Agent, or the Loan Investors directly, as the case may be, have the right to call the outstanding Senior Loan. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower. In the case of a Senior Loan in the form of a Participation, the agreement between the buyer and seller may limit the rights of the holder to vote on certain changes which may be made to the Loan Agreement, such as loosening a covenant. However, the holder of the Participation will, in almost all cases, have the right to vote on or direct the seller of the Participation to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate.

Administration of Loans. In a typical Senior Loan, the Agent administers the terms of the Loan Agreement. In such cases, the Agent is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions, which are Loan Investors. A Fund will generally rely upon the Agent or an intermediate participant to receive and forward to a Fund its portion of the principal and interest payments on the Senior Loan. Furthermore, unless under the terms of a Participation Agreement a Fund has direct recourse against the borrower, a Fund will rely on the Agent and the other Loan Investors to use appropriate credit remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the Loan Agreement based upon reports prepared by the borrower. The Agent of the Senior Loan usually does, but is often not obligated to, notify holders of Senior Loans of any failures of compliance. The Agent may monitor the value of the collateral and, if the value of the collateral declines, may accelerate the Senior Loan, may give the borrower an opportunity to provide additional collateral or may seek other protection for the benefit of the Loan Investors. The Agent is compensated by the borrower for providing these services under a Loan Agreement, and such compensation may include special fees paid upon structuring and funding the Senior Loan and other fees paid on a continuing basis. With respect to Senior Loans for which the Agent does not perform such administrative and enforcement functions, a Fund will perform such tasks on its own behalf, although a collateral bank will typically hold any collateral on behalf of a Fund and the other Loan Investors pursuant to the applicable Loan Agreement.

A financial institution’s appointment as Agent may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership, or, if not FDIC insured, enters into bankruptcy proceedings. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of a Fund were determined to be subject to the claims of the Agent’s general creditors, a Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving intermediate participants similar risks may arise.

Prepayments. Senior Loans can require, in addition to scheduled payments of interest and principal, the prepayment of the Senior Loan from free cash flow, as defined above. The degree to which borrowers prepay Senior Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among Loan Investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. However, a Fund may receive both a prepayment penalty fee from the prepaying borrower and a facility fee upon the purchase of a new Senior Loan with the proceeds from the prepayment of the former. Prepayments generally will not materially affect a Fund’s performance because a Fund should be able to reinvest prepayments in other Senior Loans that have similar yields (subject to market conditions) and because receipt of such fees may mitigate any adverse impact on a Fund’s yield.

Other Information Regarding Senior Loans. From time to time a Subadviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in Senior Loans to or acquire them from a Fund or may be intermediate participants with respect to Senior Loans in which a Fund owns interests. Such banks may also act as Agents for Senior Loans held by a Fund.

A Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. Such investments may provide opportunities for enhanced income as well as capital appreciation. At times, in connection with the restructuring of a Senior Loan either outside of bankruptcy court or in the context of bankruptcy court proceedings, a Fund may determine or be required to accept equity securities or junior debt securities in exchange for all or a portion of a Senior Loan. As soon as reasonably practical, a Fund will divest itself of any equity securities or any junior debt securities received if it is determined that the security is an ineligible holding for a Fund.

A Fund may acquire interests in Senior Loans which are designed to provide temporary or “bridge” financing to a borrower pending the sale of identified assets or the arrangement of longer-term loans or the issuance and sale of debt obligations. Bridge loans are often unrated. A Fund may also invest in Senior Loans of borrowers that have obtained bridge loans from other parties. A borrower’s use of bridge loans involves a risk that the borrower may be unable to locate permanent financing to replace the bridge loan, which may impair the borrower’s perceived creditworthiness.

A Fund will be subject to the risk that collateral securing a loan will decline in value or have no value. Such a decline, whether as a result of bankruptcy proceedings or otherwise, could cause the Senior Loan to be undercollateralized or unsecured. In most credit agreements there is no formal requirement to pledge additional collateral. In addition, a Fund may invest in Senior Loans guaranteed by, or secured by assets of, shareholders or owners, even if the Senior Loans are not otherwise collateralized by assets of the borrower; provided, however, that such guarantees are fully secured. There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a Senior Loan. On occasions when such stock cannot be pledged, the Senior Loan will be temporarily unsecured until the stock can be pledged or is exchanged for or replaced by other assets, which will be pledged as security for the Senior Loan.

If a borrower becomes involved in bankruptcy proceedings, a court may invalidate a Fund’s security interest in the loan collateral or subordinate a Fund’s rights under the Senior Loan to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower. If a court requires interest to be refunded, it could negatively affect a Fund’s performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the borrower did not receive fair consideration for granting the security interest in the loan collateral to a Fund or a “preference claim” that a pre-petition creditor received a greater recovery on an existing debt than it would have in a liquidation situation. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the borrower, but were instead paid to other persons (such as shareholders of the borrower) in an amount which left the borrower insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in loan collateral. If a Fund’s security interest in loan collateral is invalidated or the Senior Loan is subordinated to other debt of a borrower in bankruptcy or other proceedings, a Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or a Fund could also have to refund interest (see the prospectus for additional information).

A Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The acquisition of such equity securities will only be incidental to a Fund’s purchase of a Senior Loan. A Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the Subadviser, may enhance the value of a Senior Loan or would otherwise be consistent with a Fund’s investment policies.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of Senior Loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of Senior Loans.

Short Sales. A Fund may engage in short sales that are either “uncovered” or “against the box.” A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale “against-the-box” is a taxable transaction to a Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund is required to pay a premium or daily interest, which will increase the total cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) earmark or maintain in a segregated account cash or liquid securities at such a level that (i) the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount earmarked or deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the current market value of the security sold short, or (b) otherwise cover a Fund’s short positions. Uncovered short sales incur a higher level of risk because to cover the short sale, the security may have to be purchased in the open market at a much higher price.

Short-Term Obligations. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

Small- and Mid-Capitalization Companies. Small- and mid-capitalization companies may be either established or newer companies. Small-capitalization companies may offer greater opportunities for gain. They also involve a greater risk of loss because they may be more vulnerable to adverse business or economic events, particularly those companies that have been in operation for less than three years. Small-capitalization company securities may trade in lower volumes or there may be less information about the company which may cause the investments to be more volatile or to have less liquidity than larger company investments. They may have unseasoned management or may rely on the efforts of particular members of their management team to a great degree causing turnover in management to pose a greater risk. Smaller sized companies may have more limited access to resources, product lines, and financial resources. Small- and mid-sized companies typically reinvest a large proportion of their earnings in their business and may not pay dividends or make interest payments for some time, particularly if they are newer companies.

Standby Commitments and Puts. A Fund may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Subadviser believes present minimal credit risks, and the Subadviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other general unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

State Concentration Risk. To the extent that a Fund’s investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

Structured Investments. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. A Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Subadviser in accordance with credit-risk guidelines established by the Board.

Structured Notes. Structured Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500® Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Subadviser wishes to accept while avoiding or reducing certain other risks.

Supranational Agency Obligations. Supranational Agency Obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the “World Bank”), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

Swap Agreements. A Fund may enter into swap agreements for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor;” and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset. A Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund’s investment objective and strategies. The Select Aggregate Market Index (“SAMI”) is a basket of credit default swaps whose underlying reference obligations are floating rate loans. The Loan Credit Default Swap Index (“LCDX”) is a specialized index of loan-only credit default swaps covering 100 individual companies that have unsecured debt trading in the broad secondary markets. Investments in SAMI and LCDX increase exposure to risks that are not typically associated with investments in other floating rate debt instruments, and involve many of the risks associated with investments in derivative instruments. The liquidity of the market for SAMI and LCDX is subject to liquidity in the secured loan and credit derivatives markets. The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by earmarking or segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. A Fund will not enter into any swap agreement unless the Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and liquid assets having an aggregate net asset value at least equal to such accrued excess will be earmarked or maintained in a segregated account by the Fund’s custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregating liquid assets, as permitted by applicable law, the Funds and their respective Subadvisers believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions. For purposes of each of the Fund’s requirements under Rule 12d3-1 (where, for example, a Fund is prohibited from investing more than 5% of its total assets in any one broker, dealer, underwriter or investment adviser (the “securities-related issuer”) and Section 5b-1 where, for example, a diversified Fund is prohibited from owning more than 5% of its total assets in any one issuer with respect to 75% of a Fund’s total assets, both counterparty exposure and reference entity exposure will be reviewed where appropriate. The mark-to-market value will be used to measure the Fund’s counterparty exposure. With respect to reference entity exposure, the notional value of the swap will be used when protection is sold on the underlying reference entity. The mark-to-market value will be used when protection is bought on the underlying reference entity. Should the Fund acquire an interest in a swap that is traded on a centralized exchange, the Fund will not consider the counterparty to be an issuer for these purposes if it is determined that counterparty risk has been eliminated through use of the centralized exchange. Further, the Fund will use the same approach described above for Section 5b-1 to satisfy the Fund’s Subchapter M quarter-end requirements under the Internal Revenue Code. Exposure may be adjusted by appropriate offsets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Subadviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

Tax Credit Bonds (“Build America Bonds”). Build America Bonds are taxable bonds issued by federal and state local governments that allow a new direct federal payment subsidy. At the election of the state and local governments, the Treasury Department will make a direct payment to the state or local governmental issuer in an amount equal to 35% of the interest payment on the Build America Bonds. As a result, state and local governments will have lower net borrowing costs. This will also make Build America Bonds attractive to a broader group of investors that typically invest in traditional state and local tax-exempt bonds, where interest rates have historically been 20% lower than taxable interest rates.

Taxable Municipal Securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include “private activity bonds” that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility’s user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

Tender Option Bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund’s average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes, and thus will not be entitled to treat such interest as exempt from federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, payment default or a disqualification from tax-exempt status.

Trust Preferred Securities. Trust preferred securities are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association (“SLMA”), Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. SLMA can issue debt as a U.S. government agency or as corporation. If the debt is issued as a corporation, it is not considered a U.S. government obligation.

In April 2011, S&P changed its outlook on U.S. treasury securities from “stable” to “negative,” indicating the possibility of a downgrade from its current AAA rating of these securities. A downgrade of the ratings on U.S. government debt obligations, which are often used as a benchmark for other borrowing arrangements, could result in higher interest rates for individual and corporate borrowers, cause disruptions in the international bond markets and generally have a substantial negative effect on the U.S. economy.

U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

• FDIC-Backed Bonds. FDIC-Backed Bonds are senior unsecured debt obligations issued by banks, thrifts and some holding companies that participate in the FDIC’s Temporary Liquidity Guaranty Program (“TLGP”). Under the TLGP, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on senior unsecured debt issued by entities eligible to participate in the TLGP, which generally include FDIC-insured depository institutions, U.S. bank holding companies or financial holding companies and certain U.S. savings and loan holding companies, in exchange for a fee to the FDIC. The debt must be issued on or before June 30, 2009, and coverage is limited to bonds with maturities of 30 days to three years. This guarantee presently extends through the earlier of the maturity date of the debt or June 30, 2012. This guarantee does not extend to shares of the Portfolio itself. FDIC-guaranteed debt is still subject to interest rate and securities selection risk.

• U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPs”) and Treasury Receipts (“TRs”).

• Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

• Treasury Inflation Protected Notes (“TIPS”). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

• Zero Coupon Obligations. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

• U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. See “Mortgage-Backed Securities.”

• U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of a Fund’s shares.

Variable and Floating Rate Instruments. Certain of the obligations purchased by a Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

Variable Rate Master Demand Notes. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Subadviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Subadviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

Warrant. A Warrant is a financial instrument that gives the holder the right, but not the obligation, to purchase a specified amount of an asset at a specified price during a specified period of time. A warrant may give its holder the right to buy shares of stock, bonds, currencies, or commodities. Index Warrants, a type of warrant, allows investors to take a direct position in a commodity, index, currency or economic variable. An example of an Index Warrant is a GDP Warrant, which is a bond that allows investors to invest directly in a country’s economic growth. A GDP Warrant creates long term securities that would be indexed on the economic growth of a country, or rather an economic zone (for example Euroland). Those securities would have two main purposes: (i) to give those countries or other issuers another source of financing, and a new financial management tool; and (ii) to give investors a hybrid asset which has some feature(s) of an equity security (variable return and/or capital, based on economic performances) while basically being a bond (it is a debt). In the case of a GDP Warrant, the index would be the Gross Domestic Product (GDP).

When-Issued Securities, Delayed Delivery and Forward Commitment Securities. When-Issued, Delayed Delivery and Forward Commitment Securities are securities with settlement dates in excess of normal settlement periods.

Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the Fund is fully or almost fully invested when forward commitment, when-issued or delayed-delivery purchases are outstanding, such purchases may result in a form of leverage. The Fund intends to engage in forward commitment, when-issued and delayed-delivery purchases to increase its portfolio’s financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund’s exposure to changes in interest rates and will increase the volatility of its returns. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund’s purchase commitments.

Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund’s net assets and its net asset value per share.

To avoid any leveraging concerns, a Fund will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities for any securities with settlement dates in excess of normal settlement periods.

INVESTMENT LIMITATIONS

Except with respect to a Fund’s fundamental policy relating to borrowing and non-fundamental policy relating to liquidity, if a percentage limitation stated in the fundamental and non-fundamental policies below is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value will not result in a violation of such restriction.

Fundamental Policies

Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

In addition to the 80% investment policy of each of the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund, the following investment limitations are fundamental policies of the Funds.

No Fund may:

1.	With respect to 75% of each Fund’s total assets (50% in the case of the North Carolina Tax-Exempt Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

2.	Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

3.	Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

4.	Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

5.	Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry or group of industries.

•	No Allocation Strategy may invest more than 25% of its assets in underlying RidgeWorth Funds that, as a matter of policy, concentrate their assets in any one industry. However, an Allocation Strategy may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying RidgeWorth Funds. Each Allocation Strategy may invest up to 100% of its assets in securities issued by investment companies.

6.	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

7.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

8.	Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

Non-Fundamental Policies

The following investment policies are non-fundamental policies of the Funds and may be changed by the Board without shareholder approval:

1.	With respect to each Fund that is subject to Rule 35d-1 under the 1940 Act, except the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Municipal Bond Fund, and Virginia Intermediate Municipal Bond Fund, any change to a Fund’s investment policy of investing at least 80% of such Fund’s net assets in a particular type or category of securities is subject to 60 days prior notice to shareholders.

2.	No Fund may purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3.	No Allocation Strategy currently intends to purchase securities on margin, except that an Allocation Strategy may obtain such short-term credits as are necessary for the clearance of transactions.

4.	No Allocation Strategy currently intends to sell securities short.

5.	No Allocation Strategy currently intends to purchase or sell futures contracts or put or call options.

THE ADVISER

General. RidgeWorth Investments serves as investment adviser to the Funds. RidgeWorth Investments is the trade name of RidgeWorth Capital Management, Inc., a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is responsible for making investment decisions for the Allocation Strategies and continuously reviews, supervises and administers each Allocation Strategy’s investment program. With respect to the other Funds in this SAI, the Adviser oversees the Subadvisers to ensure compliance with the respective Fund’s investment policies and guidelines and monitors each Subadviser’s adherence to its investment style. The Board supervises the Adviser with respect to its processes and policies and procedures that are applicable to the Adviser’s management of the Funds. The principal business address of the Adviser is 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305. The Adviser is a partially-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”).

Advisory Agreement with the Trust. The Adviser serves as the investment adviser to each Fund pursuant to an agreement (the “Advisory Agreement”) with the Trust. The continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage commissions, and litigation and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund’s inability to qualify as a RIC under provisions of the Internal Revenue Code.

Advisory Fees Paid to the Adviser. For its services under the Advisory Agreement, the Adviser is entitled to a fee at the specified annual rate of each Fund’s average daily net assets as listed in the table that follows. Each Fund allocates and pays advisory fees among its constituent classes based on the aggregate daily net asset values of each such class. The advisory fees for the Funds prior to August 1, 2012 are as shown in the table below.

Fund	Fee
Aggressive Growth Allocation Strategy	0.10%
Aggressive Growth Stock Fund	1.10%
Conservative Allocation Strategy	0.10%
Core Bond Fund[1]	0.25%
Corporate Bond Fund	0.40%
Georgia Tax-Exempt Bond Fund	0.55%
Growth Allocation Strategy	0.10%
High Grade Municipal Bond Fund	0.55%
High Income Fund	0.60%
Intermediate Bond Fund	0.25%
International Equity Fund	1.15%
International Equity Index Fund	0.50%
Investment Grade Tax-Exempt Bond Fund	0.50%
Large Cap Core Growth Stock Fund	0.85%
Large Cap Growth Stock Fund	0.97%
Large Cap Value Equity Fund	0.80%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
Mid-Cap Value Equity Fund	1.00%
Moderate Allocation Strategy	0.10%
North Carolina Tax-Exempt Bond Fund	0.55%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Select Large Cap Growth Stock Fund	0.85%
Short-Term Bond Fund	0.40%
Short-Term Municipal Bond Fund[2]	0.35%
Short-Term U.S. Treasury Securities Fund	0.40%
Small Cap Growth Stock Fund	1.15%
Small Cap Value Equity Fund	1.15%

Fund	Fee
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virginia Intermediate Municipal Bond Fund	0.55%

[1]	Effective October 1, 2011, the advisory fee for the Core Bond Fund was reduced from 0.50% to 0.25%.
[2]	Effective April 9, 2012, the advisory fee for the Short-Term Municipal Bond Fund was reduced from 0.55% to 0.35%.

Effective August 1, 2012, the advisory fees for the Funds are as shown in the table below.

Fund	Fee
Aggressive Growth Allocation Strategy	0.10%
Aggressive Growth Stock Fund	0.85%
Conservative Allocation Strategy	0.10%
Growth Allocation Strategy	0.10%
International Equity Fund	0.90%
International Equity Index Fund	0.45%
Large Cap Core Growth Stock Fund	0.70%
Large Cap Growth Stock Fund	0.70%
Large Cap Value Equity Fund	0.70%
Mid-Cap Value Equity Fund	0.75%
Moderate Allocation Strategy	0.10%
Select Large Cap Growth Stock Fund	0.70%
Small Cap Growth Stock Fund	0.85%
Small Cap Value Equity Fund	0.85%
Core Bond Fund	0.25%
Corporate Bond Fund	0.40%
Georgia Tax-Exempt Bond Fund	0.50%
High Grade Municipal Bond Fund	0.50%
High Income Fund	0.55%
Intermediate Bond Fund	0.25%
Investment Grade Tax-Exempt Bond Fund	0.50%
Limited Duration Fund	0.10%
Limited-Term Federal Mortgage Securities Fund	0.50%
North Carolina Tax-Exempt Bond Fund	0.50%
Seix Floating Rate High Income Fund	0.45%
Seix High Yield Fund	0.45%
Short-Term Bond Fund	0.40%
Short-Term Municipal Bond Fund	0.35%
Short-Term U.S. Treasury Securities Fund	0.35%
Total Return Bond Fund	0.25%
Ultra-Short Bond Fund	0.22%
U.S. Government Securities Fund	0.50%
U.S. Government Securities Ultra-Short Bond Fund	0.20%
Virginia Intermediate Municipal Bond Fund	0.50%

The above fees are also subject to the following breakpoint discounts:

Equity and Fixed Income Funds:

First $500 million = none — no discount from full fee

Next $500 million = 5% discount from full fee

Over $1.0 billion = 10% discount from full fee

As discussed in the Prospectuses, the Adviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the following advisory fees:

	Fees Paid ($)			Fees Waived ($)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)			(in thousands)
Aggressive Growth Allocation Strategy	25,562	27,410	24	63,460	88,530	30
Aggressive Growth Stock Fund	1,189,686	1,256,847	1,265	—	—	—
Conservative Allocation Strategy	38,667	20,607	13	75,713	93,778	39
Core Bond Fund	1,276,766	1,938,014	2,210	—	—	—
Corporate Bond Fund	292,893	558,893	631	—	—	—
Georgia Tax-Exempt Bond Fund	847,076	1,184,680	1,062	—	—	—
Growth Allocation Strategy	66,377	67,909	64	42,458	73,522	28
High Grade Municipal Bond Fund	279,496	335,278	392	11,057	35,851	12
High Income Fund	3,252,008	1,481,767	491	—	—	19
Intermediate Bond Fund	2,968,795	3,646,169	3,395	—	—	—
International Equity Fund	2,724,492	3,061,847	2,869	—	—	120
International Equity Index Fund	2,036,442	3,343,949	4,565	—	—	1
Investment Grade Tax-Exempt Bond Fund	4,489,837	5,526,260	4,758	—	—	—
Large Cap Core Growth Stock Fund	1,160,396	3,726,200	3,963	—	—	41
Large Cap Growth Stock Fund	3,776,792	4,458,574	5,150	—	92,280	205
Large Cap Value Equity Fund	13,202,513	9,763,194	9,744	—	—	—
Limited Duration Fund	19,532	21,834	25	—	—	—
Limited-Term Federal Mortgage Securities Fund	222,750	148,734	202	26,833	44,910	17
Mid-Cap Value Equity Fund	18,897,419	12,230,353	5,398	—	—	—
Moderate Allocation Strategy	152,497	150,692	147	34,791	43,102	17
North Carolina Tax-Exempt Bond Fund	279,747	306,178	281	—	—	—
Seix Floating Rate High Income Fund	15,023,730	7,447,228	3,963	—	—	—
Seix High Yield Fund	7,938,570	7,032,214	5,673	—	—	—
Select Large Cap Growth Stock Fund	552,181	880,978	1,088	—	5,912	—
Short-Term Bond Fund	1,278,236	1,944,484	1,692	—	—	—
Short-Term Municipal Bond Fund	114,009	158,087	173	22,692	—	—
Short-Term U.S. Treasury Securities Fund	94,207	158,967	273	54,081	35,357	30
Small Cap Growth Stock Fund	4,154,674	4,277,813	4,020	—	—	—
Small Cap Value Equity Fund	12,941,453	9,310,710	5,551	—	—	1
Total Return Bond Fund	1,991,491	1,869,706	1,689	—	—	—
Ultra-Short Bond Fund	275,929	234,555	147	—	—	20
U.S. Government Securities Fund	253,833	335,932	798	1,618	—	—
U.S. Government Securities Ultra-Short Bond Fund	3,299,948	2,912,683	1,136	—	—	18
Virginia Intermediate Municipal Bond Fund	925,086	1,116,341	1,130	—	—	—
Fund Services Agreement. The Adviser provides certain services required by the Funds, including (i) the review and approval of shareholder reports filed with the SEC, (ii) the oversight and management of the Trust’s primary service providers, (iii) periodic due diligence reviews of the Trust’s primary service providers, (iv) coordination and negotiation of all contracts and related pricing relating to the Trust’s primary service providers, (v) coordination, performance of due diligence, and providing of information to the Independent Trustees relating to their review and selection of prospective primary service providers to the Trust, including contract negotiations, and (vi) the coordination of quarterly and special board meetings. As compensation for providing such services, each Fund pays an annual fee to the Adviser, representing a previously agreed upon portion of the salaries, bonuses and benefits related to the primary employees responsible for delivering such services (the “Services Fee”). For the fiscal year ended March 31, 2012, the Trust paid a Services Fee of $655,932 to the Adviser.

Compliance Service Fees. The Adviser provides services to the Trust to ensure compliance with applicable laws and regulations. The Adviser has designated a dedicated compliance staff and, prior to October 2010 and effective April 2011, an employee to serve as Chief Compliance Officer (“CCO”). For the fiscal year ended March 31, 2012, the Adviser received an annual fee totaling approximately $673,772 for these services. Effective September 2010, FCS provides CCO Support Services pursuant to a CCO Support Services Agreement and an Anti-Money Laundering Officer and Identity Theft Prevention Officer is the Trust under an AML Services Agreement. For the fiscal year ended March 31, 2011, FCS received $118,402 for these services. Effective October 2010, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer (“PFO”) and Treasurer to the Trust under a PFO/Treasurer Services Agreement. For the fiscal year ended March 31, 2012, FMS received $125,792 for these services. Neither FMS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the Funds’ investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FMS are also officers of the Trust.

THE SUBADVISERS

Each Subadviser is a professional investment management firm registered with the SEC under the Advisers Act. Each Subadviser, excluding Zevenbergen Capital Investments LLC (“ZCI”), is a wholly-owned subsidiary of the Adviser. ZCI is a minority-owned subsidiary of the Adviser.

Ceredex Value Advisors LLC (“Ceredex”) serves as the subadviser to the Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and Ceredex. For its investment subadvisory services, Ceredex is entitled to receive an annual fee paid by the Adviser equal to 50% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, Ceredex received the following subadvisory fees from the Adviser:

	Fees Paid ($)
Fund	2012	2011	2010
			(in thousands)
Large Cap Value Equity Fund	5,281,005	3,905,278	3,897
Mid-Cap Value Equity Fund	7,558,968	4,892,141	2,159
Small Cap Value Equity Fund	5,176,581	3,724,284	2,220

Certium Asset Management LLC (“Certium”) serves as the subadviser to the International Equity Fund and International Equity Index Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and Certium. For its investment subadvisory services, Certium is entitled to receive an annual fee paid by the Adviser equal to 50% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, Certium received the following subadvisory fees from the Adviser:

	Fees Paid ($)
Fund	2012	2011	2010
			(in thousands)
International Equity Fund	1,089,707	1,224,739	1,100
International Equity Index Fund	814,577	1,337,580	1,826

Seix Investment Advisors LLC (“Seix”) serves as the subadviser to the Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and Seix. For its investment subadvisory services, Seix is entitled to receive an annual fee paid by the Adviser equal to 60% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, Seix received the following subadvisory fees from the Adviser and for the fiscal years ended March 31, 2012 and March 31, 2011 waived the following fees:

	Fees Paid or Waived ($)
Fund	2012 (Paid)	2012 (Waived)	2011 (Paid)	2011 (Waived)	2010
					(in thousands)
Core Bond Fund	766,060	—	1,162,809	—	1,326
Corporate Bond Fund	175,736	—	335,336	—	379
High Income Fund	1,951,205	—	889,060	—	285
Intermediate Bond Fund	1,781,277	—	2,187,701	—	2,037
Limited Duration Fund	11,719	—	13,100	—	15
Limited-Term Federal Mortgage Securities Fund	133,650	16,100	89,241	26,946	111
Seix Floating Rate High Income Fund	9,014,238	—	4,468,337	—	2,378
Seix High Yield Fund	4,763,142	—	4,219,328	—	3,404
Total Return Bond Fund	1,194,895	—	1,121,824	—	1,014
U.S. Government Securities Fund	152,300	971	201,559	—	479

Silvant Capital Management LLC (“Silvant”) serves as the subadviser to the Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and Silvant. For its investment subadvisory services, Silvant is entitled to receive an annual fee paid by the Adviser equal to 50% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, Silvant received the following subadvisory fees from the Adviser and for the fiscal year ended March 31, 2011 waived the following fees:

	Fees Paid or Waived ($)
Fund	2012	2011 (Paid)	2011 (Waived)	2010
				(in thousands)
Large Cap Core Growth Stock Fund[1]	464,158	1,490,480	—	—
Large Cap Growth Stock Fund	1,510,717	1,783,429	36,912	1,978
Select Large Cap Growth Stock Fund	220,872	352,391	2,365	435
Small Cap Growth Stock Fund	1,661,870	1,711,125	—	1,608

1.	Prior to May 13, 2011, this Fund was managed by another Subadviser.

StableRiver Capital Management LLC (“StableRiver”) serves as the subadviser to the Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and StableRiver. For its investment subadvisory services, StableRiver is entitled to receive an annual fee paid by the Adviser equal to 40% of the net advisory fee paid by each applicable Fund to the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, StableRiver received the following subadvisory fees from the Adviser and for the fiscal year ended March 31, 2012 and March 31, 2011 waived the following fees:

	Fees Paid or Waived ($)
Fund	2012 (Paid)	2012 (Waived)	2011 (Paid)	2011 (Waived)	2010 (Paid)
					(in thousands)
Georgia Tax-Exempt Bond Fund	338,830	—	473,872	—	425
High Grade Municipal Bond Fund	111,798	4,423	134,111	14,340	152
Investment Grade Tax-Exempt Bond Fund	1,795,935	—	2,210,504	—	1,903
North Carolina Tax-Exempt Bond Fund	111,899	—	122,471	—	112
Short-Term Bond Fund	511,294	—	777,794	—	677
Short-Term Municipal Bond Fund	45,604	9,076	63,235	—	69
Short-Term U.S. Treasury Securities Fund	37,683	21,632	63,587	14,143	97
U.S. Government Securities Ultra-Short Bond Fund	1,319,979	—	1,165,073	—	447
Ultra-Short Bond Fund	110,372	—	93,822	—	52
Virginia Intermediate Municipal Bond Fund	370,034	—	446,536	—	452

ZCI serves as the subadviser to the Aggressive Growth Stock Fund, pursuant to an Investment Subadvisory Agreement between the Adviser and ZCI. The Adviser owns less than a 25% interest in ZCI and the remainder is owned by ZCI’s employees. For its investment subadvisory services, ZCI is entitled to receive a fee paid by the Adviser at an annual rate of 0.44% based on the average daily net assets of the Aggressive Growth Stock Fund, which is calculated daily and paid quarterly by the Adviser.

For the fiscal years ended March 31, 2012, March 31, 2011, and March 31, 2010, ZCI received the following subadvisory fees from the Adviser:

	Fees Paid ($)
Fund	2012	2011	2010
			(in thousands)
Aggressive Growth Stock Fund	475,874	502,739	506

Each Subadviser has contractually agreed to waive a portion of its fees or reimburse expenses, with respect to certain Funds, in order to limit Fund expenses.

Investment Subadvisory Agreements. The Adviser and each Subadviser have entered into separate investment subadvisory agreements (each, an “Investment Subadvisory Agreement”) under which the Subadviser makes the investment decisions for and continuously reviews, supervises, and administers the investment program of the respective Funds, subject to the supervision of, and policies established by, the Adviser and the Board. After an initial two-year term, the continuance of each Investment Subadvisory Agreement must be specifically approved at least annually by (i) the vote of the Trustees or a vote of the shareholders of the Fund and (ii) the vote of a majority of the Trustees who are not parties to the Investment Subadvisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Subadvisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by (i) the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, (ii) the Adviser at any time on not less than 30 days nor more than 60 days written notice to the Subadviser, or (iii) the Subadviser on 90 days written notice to the Adviser. Each Investment Subadvisory Agreement provides that the Subadviser shall not be protected against any liability by reason of willful misfeasance, bad faith, or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE PORTFOLIO MANAGERS

Set forth below is information regarding the individuals who are primarily responsible for the day-to-day management of the Funds (“portfolio managers”). All information is as of March 31, 2012, except as otherwise noted.

Management of Other Accounts. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

	Total Assets in Accounts (in millions) ($) and Number of Accounts			Other Accounts with Performance-Based Fees
Portfolio Manager	Registered Investment Companies[1]	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets (in millions) ($)
Seth Antiles	2,750.7/7	148.9/1	9,113.7/161	1 SMA	272.4
Brett Barner	1,376.8/1	0/0	817.7/19
Sandeep Bhatia	845.5/5	46.6/1	2,376.7/52
Chris Carter	362.9/3	218.3/2	104.9/8
Chad Deakins	608.8/2	0/0	0/0
Brooke de Boutray	105.3/2	0/0	2,818.7/85	1 SMA	351
Vincent Flanagan	3,618.2/2	2,344.7/7	120.3/4	6 CLO 1 Hedge Fund	2,344.8
Alan Gayle	322.8/4	171.2/2	0/0
George Goudelias	3,618.2/2	2,344.7/7	120.3/4	6 CLO 1 Hedge Fund	2,344.8
Chris Guinther	845.5/5	46.6/1	2,376.7/52
James Keegan	4,028.2/11	2,493.7/8	9,113.7/161	1 SMA	272.4
Michael Kirkpatrick	3,463.4/3	2,344.7/7	4,250.2/40	6 CLO 1 Hedge Fund	2,344.8
H. Rick Nelson	2,468.9/4	527.0/2	2,488.5/76
Brian Nold	3,463.4/3	2,344.7/7	4,250.2/40	6 CLO 1 Hedge Fund	2,344.8

	Total Assets in Accounts (in millions) ($) and Number of Accounts			Other Accounts with Performance-Based Fees
Portfolio Manager	Registered Investment Companies[1]	Other Pooled Investment Vehicles	Other Accounts	Number & Category	Total Assets (in millions) ($)
Joe Ransom	845.5/5	46.6/1	2,376.7/52
Mills Riddick	2,236.5/1	18.3/2	752.9/16
Michael Rieger	3,216.3/8	148.9/1	9,113.7/161	1 SMA	272.4
Michael A. Sansoterra	845.5/5	46.6/1	2,376.7/52
Ron Schwartz	1,049.6/3	12.9/1	465.7/10
Dusty Self	9.8/1	65.2/1	115.5/7
Chad Stephens	2,468.9/4	0/0	896.6/22
Perry Troisi	3,295.9/9	148.9/1	9,113.7/161	1 SMA	272.4
Leslie Tubbs	105.3/2	0/0	2,818.7/85	1 SMA	351
Adrien Webb	3,295.9/9	148.9/1	9,113.7/161	1 SMA	272.4
Matthew Welden	342.3/1	121.0/1	437.5/8
Don Wordell	2,156.3/1	32.7/1	232.8/7
Nancy Zevenbergen	105.3/2	0/0	2,818.7/85	1 SMA	351

[1]	Includes the RidgeWorth Funds

CLO     Collateralized Loan Obligation

SMA    Separately Managed Account

Potential Conflicts of Interest in Managing Multiple Accounts. A portfolio manager’s management of both a Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If a Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. Each Subadviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Subadviser believes is fair and equitable.

Portfolio Manager Compensation Structure.

Portfolio Managers of the Adviser and all Subadvisers (except ZCI). Portfolio manager compensation generally consists of base salary, bonus, and various employee benefits and may also include long-term stock awards, retention bonuses, or incentive guarantees. These components are tailored in an effort to retain high quality investment professionals and to align compensation with performance.

A portfolio manager’s base salary is determined by the individual’s experience, responsibilities within the firm, performance in the role, and market rate for the position.

Each portfolio manager’s bonus may be structured differently but generally incorporates an evaluation of the Fund’s investment performance. Investment performance may be evaluated directly against a peer group and/or benchmark, or indirectly by measuring overall business unit financial performance over a period of time. Where applicable, investment performance is determined by comparing a Fund’s pre-tax total return to the returns of the Fund’s peer group and benchmark over multi-year periods. Where portfolio managers are responsible for multiple Funds or other managed accounts, each is weighted based on its size and relative strategic importance to the Adviser and/or Subadviser. Other subjective factors that may be considered in the calculation of incentive bonuses include: adherence to compliance policies, risk management practices, sales/marketing, leadership, communications, corporate citizenship, and overall contribution to the firm. Bonuses are typically paid annually.

In addition, certain portfolio managers may participate in the Adviser’s long-term stock plan or receive a retention bonus/incentive guarantee for a fixed period when the Adviser and/or Subadviser deem it necessary to recruit or retain the employee.

All full-time employees of the Adviser and Subadvisers, including the Funds’ portfolio managers, are provided a benefits package on substantially similar terms. The percentage of each individual’s compensation provided by these benefits is dependent upon length of employment, salary level, and several other factors. Certain portfolio managers may also be eligible for additional benefits upon reaching specified compensation levels of eligibility and approval by management.

Portfolio Managers of ZCI. ZCI’s portfolio managers, Nancy Zevenbergen, Brooke de Boutray and Leslie Tubbs, work as a team in managing the firm’s accounts, including the Funds. Key professionals, including the portfolio managers, are compensated by salary commensurate with industry standards and individual experience. They are additionally compensated with bonuses based on ZCI’s overall performance and/or by growth in ZCI’s profits, thereby aligning professional interests with clients’ growth potential. ZCI does not tie compensation to a published or private benchmark.

Securities Ownership of Portfolio Managers. The table below shows the range of equity securities beneficially owned by each portfolio manager in the Fund or Funds managed by the portfolio manager. The information is as of March 31, 2012.

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
Seth Antiles	Intermediate Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Brett Barner	Small Cap Value Equity Fund	100,001 – 500,000

Sandeep Bhatia	Large Cap Core Growth Stock Fund	10,001 – 50,000
	Large Cap Growth Stock Fund	10,001 – 50,000
	Select Large Cap Growth Stock Fund	10,001 – 50,000
	Small Cap Growth Stock Fund	50,001 – 100,000

Chris Carter	Georgia Tax-Exempt Bond Fund	None
	North Carolina Tax-Exempt Bond Fund	None
	Virginia Intermediate Municipal Bond Fund	None

Chad Deakins	International Equity Fund	1 – 10,000
	International Equity Index Fund	1 – 10,000

Brooke deBoutray	Aggressive Growth Stock Fund	100,001 – 500,000

Alan Gayle	Aggressive Growth Allocation Strategy	None
	Conservative Allocation Strategy	None
	Growth Allocation Strategy	None
	Moderate Allocation Strategy	None

Vincent Flanagan	Seix Floating Rate High Income Fund	None

George Goudelias	Seix Floating Rate High Income Fund	None

Chris Guinther	Large Cap Core Growth Stock Fund	1 – 10,000
	Large Cap Growth Stock Fund	50,001 – 100,000
	Select Large Cap Growth Stock Fund	1 – 10,000
	Small Cap Growth Stock Fund	10,001 – 50,000

James Keegan	Core Bond Fund	None
	Corporate Bond Fund	None
	Intermediate Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Michael Kirkpatrick	High Income Fund	None
	Seix High Yield Fund	50,001 – 100,000

Portfolio Manager	RidgeWorth Fund(s) Managed	Range of Securities Owned ($)
H. Rick Nelson	Short-Term Bond Fund	None
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
	U.S. Government Securities Ultra-Short Bond Fund	None

Brian Nold	High Income Fund	10,001 – 50,000
	Seix High Yield Fund	100,00 – 500,000

Joe Ransom	Large Cap Core Growth Stock Fund	None
	Large Cap Growth Stock Fund	10,001 – 50,000
	Select Large Cap Growth Stock Fund	100,001 – 500,000
	Small Cap Growth Stock Fund	10,001 – 50,000

Mills Riddick	Large Cap Value Equity Fund	100,001 – 500,000

Michael Rieger	Core Bond Fund	50,001 – $100,000
	Intermediate Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Michael A. Sansoterra	Large Cap Core Growth Stock Fund	1 – 10,000
	Large Cap Growth Stock Fund	100,001 – 500,000
	Select Large Cap Growth Stock Fund	1 – 10,000
	Small Cap Growth Stock Fund	50,001 – 100,000

Ron Schwartz	High Grade Municipal Bond Fund	10,001 – 50,000
	Investment Grade Tax-Exempt Bond Fund	10,001 – 50,000
	Short-Term Municipal Bond Fund	None

Dusty Self	Short-Term Municipal Bond Fund	None

Chad Stephens	Short-Term Bond Fund	1 – 10,000
	Short-Term U.S. Treasury Securities Fund	None
	Ultra-Short Bond Fund	None
	U.S. Government Securities Ultra-Short Bond Fund	None

Perry Troisi	Core Bond Fund	None
	Corporate Bond Fund	None
	Intermediate Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Leslie Tubbs	Aggressive Growth Stock Fund	100,001 – 500,000

Adrien Webb	Core Bond Fund	None
	Corporate Bond Fund	None
	Intermediate Bond Fund	None
	Limited Duration Fund	None
	Limited-Term Federal Mortgage Securities Fund	None
	Total Return Bond Fund	None
	U.S. Government Securities Fund	None

Matthew Welden	International Equity Index Fund	1 – 10,000

Don Wordell	Mid-Cap Value Equity Fund	10,001 – 50,000

Nancy Zevenbergen	Aggressive Growth Stock Fund	100,001 – 500,000

THE ADMINISTRATOR

General. State Street Bank and Trust Company serves as administrator (the “Administrator”) of the Trust. The Administrator, a Massachusetts corporation, has its principal business offices at 4 Copley Place, Boston, MA 02116. The Administrator provides administration services to other investment companies.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an Administration Agreement dated August 30, 2010. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund’s operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds’ activities, and certain supplemental services in connection with the Trust’s obligations under the Sarbanes-Oxley Act of 2002.

The Administration Agreement provides that it shall remain in effect until November 1, 2013 and shall continue in effect for successive one-year periods, unless terminated by either party on not less than 90 days written notice to the other party.

Under the Administration Agreement, the Administrator is entitled to receive an asset-based fee, which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust for administration services as follows: 0.01% on the first $35 billion of net assets, 0.0075% on the next $20 billion of net assets, 0.0050% on the next $10 billion of assets and 0.0025% on net assets thereafter. There is a minimum annual charge of $45,000 per fund.

Prior to August 30, 2010, Citi Fund Services Ohio, Inc. (“Citi”), located at 3435 Stelzer Road, Columbus, Ohio 43219, served as the Trust’s administrator. Under the agreement between the Trust and Citi, Citi was entitled to receive (and may have waived a portion of) an asset-based fee for administration, fund accounting, transfer agency and shareholder services (expressed as a percentage of the combined average daily net assets of the Trust) of 0.0275% on the first $25 billion, 0.0225% on the next $5 billion, and 0.0175% on the amounts over $30 billion, plus an additional class fee of $3,057 per class annually, applicable to each additional class of shares over 145 classes of shares.

The following table shows administrative fees incurred by the Funds for the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010:

	Fees Paid ($)			Fees Waived ($)
Fund	2012	2011	2010[1]	2012	2011	2010[1]
			(in thousands)			(in thousands)
Aggressive Growth Allocation Strategy	2,310	13,460	11	—	—	87
Aggressive Growth Stock Fund	9,726	33,364	38	—	—	1
Conservative Allocation Strategy	3,524	16,005	6	—	—	1
Core Bond Fund	32,973	161,050	146	—	—	2
Corporate Bond Fund	6,921	55,794	58	—	—	1
Georgia Tax-Exempt Bond Fund	14,247	58,330	54	—	—	1
Growth Allocation Strategy	6,079	26,927	30	—	—	5
High Grade Municipal Bond Fund	4,540	18,846	21	—	—	—
High Income Fund	49,270	80,988	32	—	—	—
Intermediate Bond Fund	114,102	455,067	408	—	—	6
International Equity Fund	20,279	88,525	106	—	—	12
International Equity Index Fund	38,487	255,092	371	—	—	4
Investment Grade Tax-Exempt Bond Fund	84,507	362,996	299	—	—	98
Large Cap Core Growth Stock Fund	13,031	164,695	156	—	—	375
Large Cap Growth Stock Fund	35,033	199,615	183	—	—	28
Large Cap Value Equity Fund	160,239	365,546	358	—	—	111
Limited Duration Fund	1,727	7,528	10	—	—	—
Limited-Term Federal Mortgage Securities Fund	3,915	16,650	15	—	—	1
Mid-Cap Value Equity Fund	182,795	528,244	154	—	—	64

	Fees Paid ($)			Fees Waived ($)
Fund	2012	2011	2010[1]	2012	2011	2010[1]
			(in thousands)			(in thousands)
Moderate Allocation Strategy	13,972	69,633	54	—	—	11
North Carolina Tax-Exempt Bond Fund	4,719	16,152	15	—	—	—
Seix Floating Rate High Income Fund	327,214	677,061	278	—	—	4
Seix High Yield Fund	171,058	757,373	430	—	—	5
Select Large Cap Growth Stock Fund	5,827	54,032	49	—	—	1
Short-Term Bond Fund	29,506	150,112	124	—	—	2
Short-Term Municipal Bond Fund	1,897	9,955	10	—	—	—
Short-Term U.S. Treasury Securities Fund	2,187	18,718	24	—	—	3
Small Cap Growth Stock Fund	32,726	122,111	116	—	—	2
Small Cap Value Equity Fund	105,564	264,958	144	—	—	2
Total Return Bond Fund	73,853	247,478	205	—	—	3
Ultra-Short Bond Fund	11,362	36,216	36	—	—	—
U.S. Government Securities Fund	4,385	18,732	47	—	—	4
U.S. Government Securities Ultra-Short Bond Fund	159,728	458,762	185	—	—	1
Virginia Intermediate Municipal Bond Fund	15,453	51,950	59	—	—	1

[1]	Prior to November 1, 2010, represents fees paid to, and fees waived by, as applicable, the prior administrator, Citi.

THE DISTRIBUTOR

The Trust and RidgeWorth Distributors LLC (the “Distributor”) are parties to a Distribution Agreement whereby the Distributor acts as principal underwriter for the Trust’s shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101. Under the terms of the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives $3,500 per Fund per annum, with a minimum annual fee of $172,000 for the services it performs pursuant to the Distribution Agreement. In addition, each of A, C and R Shares of the respective Funds has a distribution and service plan (the “A Shares Plan,” “C Shares Plan” and “R Shares Plan,” respectively). Under the terms of the Distribution Agreement, the Trust is responsible for all compensation paid to the Distributor for distribution services as authorized under each Fund’s distribution plan. To the extent the Trust is not authorized to make such payments or has insufficient funds under the distribution plan to pay the Distributor, the Adviser, pursuant to a Distribution Services Agreement with the Distributor, shall compensation the Distributor for any distribution services.

The continuance of a distribution agreement must be specifically approved at least annually (i) by the vote of the trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the trustees who are not parties to such distribution agreement or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. A distribution agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the trustees, the Distributor, or, with respect to any fund, by a majority of the outstanding shares of that fund, upon 60 days written notice by either party. The Distributor has no obligation to sell any specific quantity of Fund shares.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Distributor received and retained sales loads on the sale of A Shares of each of the Funds, as shown in the following table (amounts designated as “—” are $0 or have been rounded to $0):

	Aggregate Sales Charges Payable to Distributor ($)			Amount Retained by Distributor[1] ($)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)			(in thousands)
Aggressive Growth Allocation Strategy	12,798	3,603	7	1,832	483	1
Aggressive Growth Stock Fund	6,576	4,369	4	985	604	1
Conservative Allocation Strategy	120,455	93,847	28	19,070	16,088	4
Core Bond Fund	5,036	14,019	90	822	2,674	16
Corporate Bond Fund	3,854	3,167	71	637	610	13
Georgia Tax-Exempt Bond Fund	1,428	6,239	4	228	1,139	1
Growth Allocation Strategy	12,523	8,866	4	1,680	1,337	1
High Grade Municipal Bond Fund	30,652	28,711	6	4,361	3,997	1
High Income Fund	368,689	238,817	29	62,479	35,418	5

	Aggregate Sales Charges Payable to Distributor ($)			Amount Retained by Distributor[1] ($)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)			(in thousands)
Intermediate Bond Fund	6,729	16,908	62	694	3,167	10
International Equity Fund	470	2,818	3	62	442	1
International Equity Index Fund	913	1,907	—	228	380	—
Investment Grade Tax-Exempt Bond Fund	74,577	57,722	55	9,435	9,596	9
Large Cap Core Growth Stock Fund	1,838	1,677	2	261	234	—
Large Cap Growth Stock Fund	19,629	4,643	8	2,369	701	1
Large Cap Value Equity Fund	16,423	11,831	8	2,091	1,830	1
Limited-Term Federal Mortgage Securities Fund	28,498	7,019	14	103	189	2
Mid-Cap Value Equity Fund	228,834	252,712	58	31,911	35,336	8
Moderate Allocation Strategy	53,897	28,266	46	7,858	4,361	7
North Carolina Tax-Exempt Bond Fund	1,424	—	2	232	—	—
Seix Floating Rate High Income Fund	188,752	216,133	31	14,366	13,326	4
Seix High Yield Fund	138,055	50,614	67	19,913	3,884	12
Select Large Cap Growth Stock Fund	181	—	1	23	—	—
Short-Term Bond Fund	450	2,764	10	52	340	1
Short-Term Municipal Bond Fund	3,582	3,379	1	610	527	—
Short-Term U.S. Treasury Securities Fund	3,332	10,541	14	479	1,453	2
Small Cap Growth Stock Fund	1,477	966	1	192	158	—
Small Cap Value Equity Fund	170,994	176,096	32	23,362	24,643	5
Total Return Bond Fund	67,606	11,598	34	10,192	1,628	6
U.S. Government Securities Fund	233	95	5	38	15	1
Virginia Intermediate Municipal Bond Fund	17,947	13,251	10	3,606	2,601	2

[1]	Reflects amounts retained by the Distributor for marketing purposes.

Each of the Equity Funds and the Allocation Strategies (excluding the Conservative Allocation Strategy) pays the following amount (reallowance) of front-end sales charge to investment consultants (“Dealers”) as a percentage of the offering price of A Shares:

Less than $50,000	More than $50,000 but less than $100,000	More than $100,000 but less than $250,000	More than $250,000 but less than $500,000	More than $500,000 but less than $1,000,000	$1,000,000 and over[1]
5.00%	4.00%	3.00%	2.00%	1.75%	0.00%

[1]

While investments of more than $1,000,000 are not subject to a front-end sales charge, dealers may receive commissions ranging from 0.25% to 0.75% on such purchases. Merrill Lynch Pierce Fenner & Smith, Inc. (“Merrill Lynch”) receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	0.75%
$3,000,000 – $49,999,999	0.50%
$50,000,000 and above	0.25%

Each of the Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Bond Fund, Seix High Yield Fund, Total Return Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, Ultra-Short Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund and Virginia Intermediate Municipal Bond Fund and the Conservative Allocation Strategy pays the following amount (reallowance) of front-end sales charge to Dealers as a percentage of the offering price of A Shares:

Less than $50,000	More than $50,000 but less than $100,000	More than $100,000 but less than $250,000	More than $250,000 but less than $500,000	More than $500,000 but less than $1,000,000	$1,000,000 and over[1]
4.00%	3.75%	2.75%	2.00%	1.75%	0.00%

[1]

While investments of more than $1,000,000 are not subject to a front-end sales charge, dealers may receive commissions ranging from 0.25% to 0.50% on such purchases. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	0.50%
$3,000,000 – $49,999,999	0.25%
$50,000,000 and above	0.25%

Each of the Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund and Short-Term U.S. Treasury Securities Fund pays the following amount (reallowance) of front-end sales charge to Dealers as a percentage of the offering price of A Shares:

Less than $50,000	More than $50,000 but less than $100,000	More than $100,000 but less than $250,000	More than $250,000 but than less $500,000	More than $500,000 but less than $1,000,000	$1,000,000 and over[1]
2.25%	2.00%	1.75%	1.50%	1.25%	0.00%

[1]

While investments of more than $1,000,000 are not subject to a front-end sales charge, dealers may receive commissions ranging from 0.25% to 0.50% on such purchases. Merrill Lynch receives an additional 0.25% of the front-end sales charge of A Shares of certain Funds. Dealer commissions on investments of over $1,000,000 are paid on a tiered basis as follows:

Trade Amount	Payout to Dealer
$1,000,000 – $2,999,999	0.50%
$3,000,000 – $49,999,999	0.25%
$50,000,000 and above	0.25%

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Distributor received and retained sales loads on the sale of C Shares of each of the Funds, as shown in the following table (amounts designated as “—” are $0 or have been rounded to $0):

	Aggregate Sales Charges Payable to Distributor ($)			Amount Retained by Distributor ($)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)
Aggressive Growth Allocation Strategy	323	714	1	—	—	—
Aggressive Growth Stock Fund	—	—	—	—	—	—
Conservative Allocation Strategy	54,254	33,757	20	—	—	—
Corporate Bond Fund	33,717	3,075	7	—	—	—
Georgia Tax-Exempt Bond Fund	—	—	—	—	—	—
Growth Allocation Strategy	2,158	683	1	—	—	—
High Grade Municipal Bond Fund	—	—	—	—	—	—
High Income Fund	—	—	—	—	—	—
International Equity Fund	—	—	—	—	—	—
International Equity Index Fund	—	—	1	—	—	—
Investment Grade Tax-Exempt Bond Fund	—	—	8	—	—	—
Large Cap Core Growth Stock Fund	1,447	1,436	3	—	—	—
Large Cap Growth Stock Fund	1,411	1,067	1	—	—	—
Large Cap Value Equity Fund	6,526	5,711	1	—	—	—
Limited-Term Federal Mortgage Securities Fund	2,568	3,916	3	—	—	—
Mid-Cap Value Equity Fund	197,354	166,507	25	—	—	—
Moderate Allocation Strategy	12,522	7,541	11	—	—	—
North Carolina Tax-Exempt Bond Fund	—	—	—	—	—	—
Seix Floating Rate High Income Fund	132,792	156,609	64	—	—	—

	Aggregate Sales Charges Payable to Distributor ($)			Amount Retained by Distributor ($)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)
Select Large Cap Growth Stock Fund	1,012	1,102	1	—	—	—
Short-Term Bond Fund	4,558	1,835	2	—	—	—
Short-Term Municipal Bond Fund	—	—	1	—	—	—
Short-Term U.S. Treasury Securities Fund	15,202	26,573	9	—	—	—
Small Cap Growth Stock Fund	675	877	1	—	—	—
Small Cap Value Equity Fund	108,320	122,116	26	—	—	—
U.S. Government Securities Fund	1,243	1,066	1	—	—	—
Virginia Intermediate Municipal Bond Fund	—	—	—	—	—	—

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Distributor received and retained sales loads on the sale of R Shares of each of the Funds, as shown in the following table (amounts designated as “—” are $0 or have been rounded to $0):

	Aggregate Sales Charges Payable to Distributor ($)
Fund	2012	2010	2009
			(in thousands)
Core Bond Fund[1]	—	—	27
High Income Fund[1]	—	—	1
Intermediate Bond Fund[2]	—	—	—
Seix High Yield Fund[1]	—	—	5
Total Return Bond Fund[2]	—	—	—

[1]	Prior to July 31, 2009, R Shares were C Shares. C Shares have a Contingent Deferred Sales Charge (“CDSC”) but R Shares do not have such sales charge.
[2]	Prior to February 12, 2009, R Shares were C Shares. C Shares have a CDSC but R Shares do not have such sales charge.

A Shares, C Shares and R Shares Distribution Plans

The Distribution Agreement and the A Shares Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees for furnishing services related to (a) the distribution and sale of shares of each Fund and (b) the shareholders servicing of A Shares of each Fund. The table below shows the maximum amount approved by the Board of Trustees as (i) aggregate fees for distribution and shareholder service activities and (ii) the maximum amount of the fee allocated for shareholder servicing:

Fund	Maximum A Shares Plan Distribution and Service Fee	Current A Shares Plan Distribution and Service Fee[1]	Maximum Amount of A Shares Plan Distribution and Service Fee Payable for Shareholder Services[2]
Aggressive Growth Allocation Strategy	0.35%	0.30%	0.25%
Aggressive Growth Stock Fund	0.35%	0.30%	0.25%
Conservative Allocation Strategy	0.35%	0.30%	0.25%
Core Bond Fund	0.35%	0.30%	0.25%
Corporate Bond Fund	0.35%	0.30%	0.25%
Georgia Tax-Exempt Bond Fund	0.18%	0.15%	0.15%
Growth Allocation Strategy	0.35%	0.30%	0.25%
High Grade Municipal Bond Fund	0.18%	0.15%	0.15%
High Income Fund	0.30%	0.30%	0.25%
Intermediate Bond Fund	0.25%	0.25%	0.25%
International Equity Fund	0.33%	0.30%	0.25%
International Equity Index Fund	0.35%	0.30%	0.25%
Investment Grade Tax-Exempt Bond Fund	0.35%	0.30%	0.25%
Large Cap Core Growth Stock Fund	0.25%	0.25%	0.25%
Large Cap Growth Stock Fund	0.35%	0.30%	0.25%
Large Cap Value Equity Fund	0.33%	0.30%	0.25%

Fund	Maximum A Shares Plan Distribution and Service Fee	Current A Shares Plan Distribution and Service Fee[1]	Maximum Amount of A Shares Plan Distribution and Service Fee Payable for Shareholder Services[2]
Limited-Term Federal Mortgage Securities Fund	0.23%	0.20%	0.15%
Mid-Cap Value Equity Fund	0.35%	0.30%	0.25%
Moderate Allocation Strategy	0.35%	0.30%	0.25%
North Carolina Tax-Exempt Bond Fund	0.15%	0.15%	0.15%
Seix Floating Rate High Income Fund	0.30%	0.30%	0.25%
Seix High Yield Fund	0.25%	0.25%	0.25%
Select Large Cap Growth Stock Fund	0.35%	0.30%	0.25%
Short-Term Bond Fund	0.23%	0.20%	0.15%
Short-Term Municipal Bond Fund	0.15%	0.15%	0.15%
Short-Term U.S. Treasury Securities Fund	0.18%	0.18%	0.15%
Small Cap Growth Stock Fund	0.35%	0.30%	0.25%
Small Cap Value Equity Fund	0.33%	0.30%	0.25%
Total Return Bond Fund	0.25%	0.25%	0.25%
U.S. Government Securities Fund	0.35%	0.30%	0.25%
Virginia Intermediate Municipal Bond Fund	0.15%	0.15%	0.15%

[1]

The Board has currently approved the implementation of only the amounts shown in the column above. Payments under the A Shares Plan may not exceed the amounts shown above unless the Board approves the implementation of higher amounts.

[2]	Up to the amounts specified may be used to provide compensation for personnel, ongoing servicing and/or maintenance of shareholder accounts with respect to the A Shares of the applicable Fund.

In addition, the Distribution Agreement and the C Shares Plan adopted by the Trust provide that C Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distribution Agreement and the R Shares Plan provide that R Shares will pay the Distributor a fee of up to 0.25% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to each Fund. In addition, C Shares and R Shares are subject to a service fee of up to 0.25% of the average daily net assets of the C Shares and R Shares of each applicable Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information to C Shares or R Shares shareholders or their customers who beneficially own C Shares or R Shares.

Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

The Trust has adopted the A Shares Plan, C Shares Plan and R Shares Plan, in each case, in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Shares Plan, C Shares Plan and the R Shares Plan must be approved annually by a majority of the Trustees and by a majority of the disinterested Trustees. Distribution related expenditures under the A Shares Plan, C Shares Plan and R Shares Plan may support the distribution of any class or combination of classes of Shares of a Fund. The A Shares Plan, C Shares Plan and R Shares Plan require that quarterly written reports of amounts spent under the A Shares Plan, C Shares Plan and R Shares Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Shares Plan, C Shares Plan and R Shares Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees and of the disinterested Trustees.

There is no sales charge on purchases of C Shares or R Shares, but C Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement, the C Shares Plan and R Shares Plan, the C Shares and R Shares are subject to an ongoing distribution and service fee calculated on each Fund’s aggregate average daily net assets attributable to its C Shares or R Shares.

The following amounts paid to the Distributor by the Funds (including when they were Predecessor Funds, if applicable) under each Plan during the fiscal year ended March 31, 2012 were used as set forth below (no amounts were paid as Advertising, Compensation to Underwriters, Compensation to Sales Personnel or Interest Carrying or Other Financing Charges):

Fund	Advertising	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or Other Financing Charges	Other Marketing Expenses
Aggressive Growth Allocation Strategy	—	70	—	18,747	—	—	5,498
Aggressive Growth Stock Fund	—	266	—	8,381	—	—	7,141
Conservative Allocation Strategy	—	139	—	134,440	—	—	13,420
Core Bond Fund	—	1,125	—	75,001	—	—	12,107
Corporate Bond Fund	—	217	—	171,909	—	—	6,500
Georgia Tax-Exempt Bond Fund	—	426	—	5,822	—	—	8,110
Growth Allocation Strategy Fund	—	188	—	53,668	—	—	6,312
High Grade Municipal Bond Fund	—	140	—	8,742	—	—	6,390
High Income Fund	—	1,709	—	291,217	—	—	19,511
Intermediate Bond Fund	—	3,387	—	33,087	—	—	32,532
International Equity Fund	—	655	—	14,941	—	—	10,260
International Equity Index Fund	—	1,073	—	6,826	—	—	13,225
Investment Grade Tax-Exempt Bond Fund	—	2,659	—	84,031	—	—	42,499
Large Cap Core Growth Stock Fund	—	229	—	193,310	—	—	8,051
Large Cap Growth Stock Fund	—	930	—	243,508	—	—	16,971
Large Cap Value Equity Fund	—	5,698	—	479,478	—	—	42,372
Limited Duration Fund	—	52	—	—	—	—	5,378
Limited-Term Federal Mortgage Securities Fund	—	122	—	72,811	—	—	33,386

Fund	Advertising	Printing and Mailing of Prospectuses to Other Than Current Shareholders	Compensation to Underwriters	Compensation to Dealers	Compensation to Sales Personnel	Interest Carrying or Other Financing Charges	Other Marketing Expenses
Mid-Cap Value Equity Fund	—	5,740	—	1,219,656	—	—	65,737
Moderate Allocation Strategy	—	438	—	185,835	—	—	8,288
North Carolina Tax-Exempt Bond Fund	—	141	—	893	—	—	6,006
Seix Floating Rate High Income Fund	—	9,985	—	401,294	—	—	149,692
Seix High Yield Fund	—	5,947	—	89,955	—	—	61,098
Select Large Cap Growth Stock Fund	—	148	—	124,057	—	—	6,305
Short-Term Bond Fund	—	883	—	28,598	—	—	11,490
Short-Term Municipal Bond Fund	—	46	—	5,976	—	—	5,411
Short-Term U.S. Treasury Securities Fund	—	59	—	72,266	—	—	5,464
Small Cap Growth Stock Fund	—	944	—	98,853	—	—	12,204
Small Cap Value Equity Fund	—	3,470	—	601,942	—	—	33,994
Total Return Bond Fund	—	2,613	—	90,557	—	—	29,026
U.S. Government Securities Fund	—	138	—	26,832	—	—	6,028
U.S. Government Securities Ultra-Short Bond Fund	—	5,254	—	—	—	—	40,197
Ultra-Short Bond Fund	—	345	—	—	—	—	7,545
Virginia Intermediate Municipal Bond Fund	—	456	—	18,394	—	—	8,374

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the following amounts as compensation to broker-dealers pursuant to the A Shares Plan:

	Amount Paid ($)
Fund	2012	2011	2010
		(in thousands)	(in thousands)
Aggressive Growth Allocation Strategy	12,706	11	6
Aggressive Growth Stock Fund	10,581	8	5
Conservative Allocation Strategy	36,938	18	4
Core Bond Fund	59,231	75	82
Corporate Bond Fund	7,782	13	11
Georgia Tax-Exempt Bond Fund	6,338	13	9
Growth Allocation Strategy	31,072	26	10

	Amount Paid ($)
Fund	2012	2011	2010
		(in thousands)	(in thousands)
High Grade Municipal Bond Fund	11,055	11	7
High Income Fund	271,175	65	6
Intermediate Bond Fund	33,172	32	20
International Equity Fund	18,502	22	21
International Equity Index Fund	9,417	16	15
Investment Grade Tax-Exempt Bond Fund	104,487	85	61
Large Cap Core Growth Stock Fund	40,321	48	51
Large Cap Growth Stock Fund	128,053	129	125
Large Cap Value Equity Fund	448,654	133	90
Limited Duration Fund	0	0	0
Limited-Term Federal Mortgage Securities Fund	13,026	5	5
Mid-Cap Value Equity Fund	1,095,473	344	34
Moderate Allocation Strategy	46,202	37	21
North Carolina Tax-Exempt Bond Fund	1,125	1	1
Seix Floating Rate High Income Fund	187,420	105	36
Seix High Yield Fund	85,355	50	54
Select Large Cap Growth Stock Fund	2,005	2	1
Short-Term Bond Fund	6,845	6	6
Short-Term Municipal Bond Fund	6,018	7	5
Short-Term U.S. Treasury Securities Fund	7,025	10	12
Small Cap Growth Stock Fund	31,449	33	31
Small Cap Value Equity Fund	384,239	137	21
Total Return Bond Fund	67,008	38	11
Ultra-Short Bond Fund	0	0	0
U.S. Government Securities Fund	6,140	7	8
U.S. Government Securities Ultra-Short Bond Fund	0	0	0
Virginia Intermediate Municipal Bond Fund	18,991	21	17

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the C Shares Plan. C Shares of the Intermediate Bond Fund and the Total Return Bond Fund converted to R Shares effective February 13, 2009. C Shares of the Core Bond Fund, High Income Fund and Seix High Yield Fund converted to R Shares effective August 1, 2009.

	Amount Paid ($)
Fund	2012	2011	2010
		(in thousands)	(in thousands)
Aggressive Growth Allocation Strategy	8,274	13	13
Conservative Allocation Strategy	95,331	58	33
Core Bond Fund	0	0	43
Corporate Bond Fund	171,962	181	191
Georgia Tax-Exempt Bond Fund	0	0	14
Growth Allocation Strategy	27,551	31	32
High Grade Municipal Bond Fund	0	0	14
High Income Fund	0	0	45
Intermediate Bond Fund	0	0	0
Investment Grade Tax-Exempt Bond Fund	0	0	18
Large Cap Core Growth Stock Fund	182,183	229	253
Large Cap Growth Stock Fund	162,793	165	164
Large Cap Value Equity Fund	168,115	176	185
Limited Duration Fund	0	0	0
Limited-Term Federal Mortgage Securities Fund	74,061	80	84
Mid-Cap Value Equity Fund	337,706	121	34
Moderate Allocation Strategy	145,523	151	142
North Carolina Tax-Exempt Bond Fund	0	0	0
Seix Floating Rate High Income Fund	281,653	121	35

	Amount Paid ($)
Fund	2012	2011	2010
		(in thousands)	(in thousands)
Seix High Yield Fund	0	0	19
Select Large Cap Growth Stock Fund	157,389	177	179
Short-Term Bond Fund	29,383	27	28
Short-Term Municipal Bond Fund	0	0	18
Short-Term U.S. Treasury Securities Fund	79,789	72	65
Small Cap Growth Stock Fund	83,779	85	80
Small Cap Value Equity Fund	327,038	224	143
Total Return Bond Fund	0	0	0
Ultra-Short Bond Fund	0	0	0
U.S. Government Securities Fund	25,529	29	33
U.S. Government Securities Fund Ultra-Short Bond Fund	0	0	0
Virginia Intermediate Municipal Bond Fund	0	0	8

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the amounts shown below as compensation to broker-dealers pursuant to the R Shares Plan:

	Amount Paid ($)
Fund	2012	2011	2010
		(in thousands)	(in thousands)
Core Bond Fund	31,115	38	45
Corporate Bond Fund	0	0	0
Georgia Tax-Exempt Bond Fund	0	0	0
High Grade Municipal Bond Fund	0	0	0
High Income Fund	86,750	80	51
Intermediate Bond Fund	3,994	5	6
Investment Grade Tax-Exempt Bond Fund	0	0	0
Limited Duration Fund	0	0	0
Limited-Term Federal Mortgage Securities Fund	0	0	0
North Carolina Tax-Exempt Bond Fund	0	0	0
Seix Floating Rate High Income Fund	0	0	0
Seix High Yield Fund	13,712	24	21
Short-Term Bond Fund	0	0	0
Short-Term Municipal Bond Fund	0	0	0
Short-Term U.S. Treasury Securities Fund	0	0	0
Total Return Bond Fund	36,046	8	3
Ultra-Short Bond Fund	0	0	0
U.S. Government Securities Fund	0	0	0
U.S. Government Securities Fund Ultra-Short Bond Fund	0	0	0
Virginia Intermediate Municipal Bond Fund	0	0	0

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares, C Shares and R Shares purchased prior to August 1, 2005, unless otherwise agreed upon by the Distributor and such broker-dealer:

Fund	Annual Payout 12b-1 Effective Immediately (A Shares)[1]	Initial Payment - At Time Of Sale (C Shares)	Annual Payout 12b-1 Effective in the 13th Month (C Shares)[2]	Annual Payout 12b-1 Effective Immediately (R Shares)
Equity Funds
Aggressive Growth Allocation Strategy	0.25%	1.00%	1.00%	—
Aggressive Growth Stock Fund	0.25%	—	—	—
Conservative Allocation Strategy	0.25%	1.00%	1.00%	—
Growth Allocation Strategy	0.25%	1.00%	1.00%	—
International Equity Fund	0.25%	—	—	—
International Equity Index Fund	0.25%	—	—	—

Fund	Annual Payout 12b-1 Effective Immediately (A Shares)[1]	Initial Payment - At Time Of Sale (C Shares)	Annual Payout 12b-1 Effective in the 13th Month (C Shares)[2]	Annual Payout 12b-1 Effective Immediately (R Shares)
Large Cap Core Growth Stock Fund	0.25%	1.00%	1.00%	—
Large Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Large Cap Value Equity Fund	0.25%	1.00%	1.00%	—
Mid-Cap Value Equity Fund	0.25%	1.00%	1.00%	—
Moderate Allocation Strategy	0.25%	1.00%	1.00%	—
Select Large Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Small Cap Growth Stock Fund	0.25%	1.00%	1.00%	—
Small Cap Value Equity Fund	0.25%	1.00%	1.00%	—

Fixed Income Funds
Core Bond Fund	0.25%	—	—	0.50%
Corporate Bond Fund	0.25%	1.00%	1.00%	—
Georgia Tax-Exempt Bond Fund	0.15%	—	—	—
High Grade Municipal Bond Fund	0.15%	—	—	—
High Income Fund	0.25%	—	—	0.50%
Intermediate Bond Fund	0.25%	—	—	0.50%
Investment Grade Tax-Exempt Bond Fund	0.25%	—	—	—
Limited Term Federal Mortgage Securities Fund	0.15%	1.00%	1.00%	—
North Carolina Tax-Exempt Bond Fund	0.15%	—	—	—
Seix Floating Rate High Income Fund	0.25%	1.00%	1.00%	—
Seix High Yield Fund	0.25%	—	—	0.50%
Short Term Bond Fund	0.15%	1.00%	1.00%	—
Short-Term Municipal Bond Fund	0.15%	—	—	—
Short-Term U.S. Treasury Securities Fund	0.15%	1.00%[3]	1.00%	—
Corporate Bond Fund	0.25%	1.00%	1.00%	—
Total Return Bond Fund	0.25%	—	—	—
U.S. Government Securities Fund	0.25%	1.00%	1.00%	—
U.S. Government Securities Ultra-Short Bond Fund	—	—	—	—
Virginia Intermediate Municipal Bond Fund	0.15%	—	—	—

[1]	Initial Front End Sales Charge for A Shares ranges from 5.75% maximum to 1.50% depending on Fund and breakpoints (outlined in prospectus).
[2]

The C Shares Contingent Deferred Sales Charge (“CDSC”) will be waived for certain retirement plan providers (“Intermediary”) with whom the Trust has entered into an administrative arrangement under which the Intermediary agrees to provide certain recordkeeping or administrative services. Under such arrangements, the Trust will not pay an upfront commission. Rather, the Trust shall pay (or cause to be paid) asset-based compensation to the Intermediary of up to 1.00% annually of the average daily net assets of the plan assets invested in C Shares of the Funds (of which 0.25% consists of the Distribution Plan service fee). The CDSC may also be waived from time to time for certain broker-dealers that waive payment of compensation due to them. Such broker-dealers may be eligible for an immediate 12b-1 payout.

[3]	Effective June 1, 2012, the Distribution (12b-1) Fees for C Shares of the Short-Term U.S. Treasury Securities Fund were temporarily reduced from 1.00% to 0.50%.

Broker-dealers who initiate and are responsible for selling C Shares beginning August 1, 2005, may receive an initial payment at the time of sale of 1.00% and annual 12(b)-1 payout effective in the 13th month of 1.00%. Merrill Lynch may receive an additional 0.25% payment at the time of sale related to C Shares of certain Funds. The Distributor uses fees it has received from both the distribution plan and from contingent deferred sales charges to make these upfront payments to broker-dealers. If, for any reason, there are insufficient fees available to the Distributor from the distribution plan and the contingent deferred sales charges, to make these payments, the Adviser will provide the Distributor prior to any such initial payment with funds that can, in turn, be used by the Distributor to make these upfront payments to broker-dealers.

Participation Payment Program. The Adviser, the Subadvisers and their affiliates may make payments to certain intermediaries for marketing support services, including business planning assistance, educating dealer personnel about the Funds and shareholder financial planning needs, placement on the intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer. These payments are made to intermediaries that are registered as holders of record or dealers of record for accounts in a Fund. These payments are generally based on one or more of the following factors: average net assets of the Funds attributable to that intermediary, gross or net sales of the Funds attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. The Adviser, the Subadvisers and their affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the intermediary. As of June 30, 2012, the following firms were receiving participation payment program payments:

AIG Advisor Group	Morgan Stanley & Co., Inc.

Ameriprise Advisor Services, Inc.	UBS Financial Services, Inc.

Citigroup Global Markets, Inc.	Wells Fargo Advisors, LLC

Merrill Lynch Pierce Fenner & Smith, Inc.

Shareholder Servicing Plans

A and I Shares. The Trust has adopted a Shareholder Servicing Plan for the A Shares and I Shares of the Funds (the “A Shares and I Shares Servicing Plans”). Under the A Shares and I Shares Servicing Plans, the Funds may pay Intermediaries a fee of up to 0.40% of the average daily net assets attributable to the A Shares and I Shares for the Equity Funds and Allocation Strategies (except for Conservative Allocation Strategy) and a fee of up to 0.20% for the Fixed Income Funds and Conservative Allocation Strategy. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from a Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investment; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as a Fund or its shareholders may reasonably request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.

For the fiscal years ended March 31, 2012, March 31, 2011, and March 31, 2010, the Funds made the following payments shown below:

	Amount Paid ($) (I Shares)			Amount Paid ($) (A Shares)
Fund	2012	2011	2010	2012	2011	2010
			(in thousands)			(in thousands)
Core Bond Fund	110,383	17,600	5	12,762	—	6
Corporate Bond Fund	14,486	15,159	4	—	947	—
Intermediate Bond Fund	594,688	562,599	265	9,598	5,363	—
International Equity Index Fund	93,045	44,314	24	534	84	—
Investment Grade Tax-Exempt Bond Fund	436,676	224,003	75	3,656	784	—
Limited Duration Fund	—	—	—	—	—	—
Limited Term Federal Mortgage Securities Fund	2,738	—	—	1,216	—	—
Seix Floating Rate High Income Fund	2,910,818	126,026	43	17,038	8,860	3
Seix High Yield Fund	167,492	7,228	—	1,414	246	—
Short-Term Bond Fund	8,181	—	—	2,850	—	1
Short-Term U.S. Treasury Securities Fund	2,672	—	4	1,343	—	—
Total Return Bond Fund	283,524	71,074	16	18,531	674	—
Ultra-Short Bond Fund	33,246	—	—	—	—	—
U.S. Government Securities Fund	25,956	—	—	583	193	—
U.S. Government Securities Ultra Short Bond Fund	1,744,361	1,153,796	184	—	—	—

R Shares. The Trust has adopted a Shareholder Servicing Plan for the R Shares of certain of the Funds (the “R Shares Servicing Plan”). Under the R Shares Servicing Plan, the Funds may pay Intermediaries a fee of up to 0.25% of the average daily net assets attributable to the R Shares. Intermediaries may perform, or may compensate other service providers for performing, the following shareholder services: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from a Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders’ other accounts serviced by such intermediary; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed; (vi) responding to routine inquiries from shareholders concerning their investment; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as a Fund or its shareholders may reasonably request to the extent the intermediary is permitted to do so under applicable statutes, rules and regulations.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds made the following payments shown below:

	Amount Paid ($)
Fund	2012	2011	2010
			(in thousands)
Core Bond Fund	11,890	5,676	—
High Income Fund	24,207	25,262	—
Intermediate Bond Fund	1,886	2,418	1
Seix High Yield Fund	4,069	6,698	—
Total Return Bond Fund	4,323	612	3

THE TRANSFER AGENT

Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169, serves as the transfer agent and dividend paying agent to the Trust.

THE CUSTODIAN

State Street Bank and Trust Company (“State Street Bank”), 200 Clarendon Street, P.O. Box 642, Boston, MA, 02117-0642 serves as the fund accounting agent and custodian for the Trust pursuant to a Custodian Agreement dated August 30, 2010. State Street Bank is responsible for the safekeeping of the assets of the Funds (except for certain assets of the International Equity Fund and International Equity Index Fund) and the fund accounting agent is responsible for calculating the Funds’ net asset values. State Street Bank is paid on the basis of net assets and transaction costs of the Funds.

State Street Bank also serves as the custodian and fund accounting agent for the collateral reinvestment account in which collateral on behalf of the Funds’ securities lending program is maintained.

Brown Brothers Harriman & Co. (“Brown Brothers”), 40 Water Street, Boston, MA 02109 serves as custodian for a Korean security held in the International Equity Fund. Brown Brothers is responsible for the safekeeping of the assets of this Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110, serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Bingham McCutchen, located at 2020 K Street, NW, Washington, DC 20006, serves as legal counsel to the Trust.

TRUSTEES OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, Subadvisers, Distributor and Administrator. The Trustees are responsible for overseeing the Trust’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser and Subadvisers, as applicable, are responsible for the day-to-day management of each Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund, as well as proposed investment limitations for the Fund. Additionally, the Adviser and Subadviser provide the Board with an overview of, among other things, their investment philosophy, brokerage practices, and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s CCO, personnel of the Adviser, Subadviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Subadvisers and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreements with the Adviser and Subadvisers, the Board meets with the Adviser and Subadvisers to review the advisory services. Among other things, the Board regularly considers the Adviser’s and Subadvisers’ adherence to the Funds’ investment restrictions and compliance with various policies and procedures and with applicable securities regulations. The Board also reviews information about the Funds’ investments, including, for example, reports on the Adviser’s and Subadvisers’ use of derivatives in managing the Funds, if any, as well as reports on the Funds’ investments in ETFs, if any.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance issues and Fund, Adviser and Subadviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Subadvisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks relating to the valuation and liquidity of portfolio securities. The Funds’ Valuation Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements. From their review of these reports and discussions with the Adviser, Subadvisers, Funds’ President, Funds’ Chief Financial Officer, Chief Compliance Officer, independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through the Funds’ Adviser, Subadvisers, and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Funds’ and each other’s in the setting of priorities, the resources available, or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are six members of the Board of Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Dr. Sidney E. Harris serves as Chairman of the Board. In his role as Chairman of the Board, Dr. Harris, among other things, presides over board meetings; presides over executive sessions of the Independent Trustees; oversees the development of agendas for board meetings; facilitates communication between the Independent Trustees and management and among the Independent Trustees; serves as a key point person for dealings between the Independent Trustees and management; and has such other responsibilities as the Board or Independent Trustees determine from time to time.

The Board has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust, including, among other things, the amount of assets under management in the Trust, the number of Funds (and classes of shares) overseen by the Board, the Trust’s policies and procedures as well as those of its service providers, and the experience and qualifications of its members. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from fund management.

The Board of Trustees has two standing committees, the Audit Committee and Governance and Nominating Committee, which are chaired by an Independent Trustee and composed entirely of Independent Trustees. In addition, the Board oversees the Funds’ Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the address of each Trustee and officer is c/o RidgeWorth Investments®, 3333 Piedmont Road, Suite 1500, Atlanta, Georgia 30305.

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Tim E. Bentsen Age: 58	Trustee	Indefinite; since 2012	Retired. Audit Partner and Account Executive (1993-2012); Lead Area Managing Partner (2005-2009); Office Managing Partner (2003-2009), KPMG LLP.	34	None
Jeffrey M. Biggar Age: 62	Trustee	Indefinite; since 2007	Managing Director, Little Mountain Group, LLC (an independent Registered Investment Advisor consulting firm) (since 2011); Chief Operating Officer, Cedar Brook Financial Partners LLC (2008-2010); Chief Executive Officer and Senior Managing Director, Sterling (National City Corp.) (2000-2006).	34	Multi-Manager Master Portfolios LLC (3 portfolios)

George C. Guynn Age: 69	Trustee	Indefinite; since 2008	Retired. President (1996-2006) and Chief Executive Officer (1995-2006) Federal Reserve Bank of Atlanta.	34	Genuine Parts Company; Oxford Industries; John Wieland Homes and Neighborhoods Inc.; Acuity Brands Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)

Name and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in the RidgeWorth Complex Overseen by Trustees	Other Directorships Held By Trustee During the Past 5 Years
Sidney E. Harris Age: 63	Trustee	Indefinite; since 2004	Professor (since 1997), Dean (1997-2004), J. Mack Robinson College of Business, Georgia State University.	34	Total System Services, Inc.; Multi-Manager Master Portfolios LLC (3 portfolios)

Warren Y. Jobe Age: 71	Trustee	Indefinite; since 2004	Retired. Executive Vice President and Chief Financial Officer, Georgia Power Company (1982-1998) and Senior Vice President, Southern Company (1998-2001).	34	WellPoint, Inc; UniSource Energy Corp.

Connie D. McDaniel Age: 54	Trustee	Indefinite; since 2005	Vice President, Chief of Internal Audit, Corporate Audit Department (since 2009); Vice President Global Finance Transformation (2007-2009); Vice President and Controller (1999-2007), The Coca-Cola Company.	34	None

Individual Trustee Qualifications. The Board has concluded that each of the Trustees should serve on the Board because of his or her ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds, and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Board has concluded that Mr. Bentsen should serve as a Trustee because of his business, accounting and auditing experience, his knowledge of the financial services industry and his leadership roles as a Lead Area Managing Partner and Office Managing Partner with KPMG LLP provide him with management and executive experience valuable to the Board in fulfilling its oversight responsibilities.

The Board has concluded that Mr. Biggar should serve as Trustee because of the experience he gained in a variety of roles with different financial and banking institutions, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2007.

The Board has concluded that Mr. Guynn should serve as Trustee because of his experience as a former President and Chief Executive Officer of the Federal Reserve Bank of Atlanta, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2008.

The Board has concluded that Dr. Harris should serve as Trustee because of his background in business, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Funds since 2004.

The Board has concluded that Mr. Jobe should serve as Trustee because of the business experience he gained in a variety of roles, his knowledge of the financial services industry, and the experience he has gained serving as a Trustee of the Trust since 2004.

The Board has concluded that Ms. McDaniel should serve as Trustee because of her business, financial and auditing experience, her knowledge of the financial services industry, and the experience she has gained serving as a Trustee of the Trust since 2005.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees. The Board has established the following committees:

•

Audit Committee. The Board’s Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firms’ opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. Messrs. Bentsen, Biggar, Harris and Ms. McDaniel currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed fiscal year.

•

Governance and Nominating Committee. The Board’s Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent Trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance and Nominating Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance and Nominating Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance and Nominating Committee. Messrs. Guynn, Harris and Jobe currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically as necessary. The Governance and Nominating Committee met four times during the most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds as of December 31, 2011. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the “1934 Act”).

Trustee	Dollar Range of Fund Shares		Aggregate Dollar Range of Shares in All Investment Companies Overseen By Trustee in Family of Investment Companies
Tim E. Bentsen[1]	None

Jeffrey M. Biggar	Mid-Cap Value Equity Fund	$1-$10,000	$10,001-$50,000
	Large Cap Value Equity Fund	$1-$10,000
	International Equity Fund	$1-$10,000
	Aggressive Growth Stock Fund	$1-$10,000
	Small Cap Value Equity Fund	$1-$10,000
	Corporate Bond Fund	$1-$10,000
	Small Cap Growth Stock Fund	$1-$10,000
	High Income Fund	$1-$10,000
	Select Large Cap Growth Fund	$1-$10,000

George C. Guynn	None

Sidney E. Harris	High Income Fund	$1-$10,000	Over $100,000
	Ultra-Short Bond Fund	Over $100,000
	U.S. Government Securities Ultra-Short Bond Fund	Over $100,000

Warren Y. Jobe	Moderate Allocation Strategy Fund	$50,001-$100,000	Over $100,000
	Small Cap Growth Stock Fund	$50,001-$100,000

Connie D. McDaniel	Large Cap Growth Stock Fund	$10,001-$50,000	Over $100,000
	Large Cap Value Equity Fund	$10,001-$50,000
	Mid-Cap Value Equity Fund	$10,001-$50,000
	Small Cap Value Equity Fund	$10,001-$50,000
	Floating Rate High Income Fund	$10,001-$50,000
	High Yield Bond Fund	$10,001-$50,000
	Emerging Growth Stock Fund[2]	$10,001-$50,000

[1]	Effective April 1, 2012, Mr. Bentsen became a Trustee of the Trust.
[2]	Effective April 27, 2012, the Emerging Growth Stock Fund merged into the Aggressive Growth Stock Fund.

As of June 30, 2012, the Trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

Board Compensation. Effective January 1, 2012, the Board approved a net 4.2% increase in the Trustees’ compensation structure. Each Trustee (except for the Chairperson of the Board) receives an annual retainer fee of $88,000 and a quarterly meeting fee of $6,500. Each Trustee may also receive a Special Interim Meeting Fee (being a meeting that occurs between regularly scheduled meetings with limited materials for review and a modest time commitment) of $3,800. For the Chairperson of the Board, the annual retainer fee, quarterly meeting fee and special interim meeting fee are $110,000, $8,125 and $4,750, respectively. Each Trustee who is a member of the Audit Committee and/or Governance and Nominating Committee (except for the Chairperson of the Committee) receives a meeting fee of $3,250. The Chairperson of each Committee receives a meeting fee of $4,850.

From November 10, 2010 through December 31, 2011, each Trustee (except for the Chairperson of the Board) received an annual retainer fee of $84,000 and a quarterly meeting fee of $6,300. Each Trustee also received a Special Interim Meeting Fee (being a meeting that occurs between regularly scheduled meetings with limited materials for review and a modest time commitment) of $3,675. For the Chairperson of the Board, the annual retainer fee, quarterly meeting fee and special interim meeting fee were $105,000, $7,875 and $4,594, respectively. Each Trustee who is a member of the Audit Committee and/or Governance and Nominating Committee (except for the Chairperson of the Committee) received a meeting fee of $3,150. The Chairperson of each Committee received a meeting fee of $4,725.

The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each Fund based on the relative net assets of each Fund. The Funds also reimburse the Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The table below shows the compensation paid to the Trustees during the fiscal year ended March 31, 2012.

Name of Trustee	Aggregate Compensation from the Trust ($)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust ($)
Tim E. Bentsen[1]	N/A	N/A	N/A	N/A
Jeffrey M. Biggar	126,250	N/A	N/A	126,250
George C. Guynn	129,400	N/A	N/A	129,400
Sidney E. Harris	168,125	N/A	N/A	168,125
Warren Y. Jobe	135,725	N/A	N/A	135,725
Connie McDaniel	131,000	N/A	N/A	131,000
Clarence H. Ridley[2]	110,200	N/A	N/A	110,200

[1]	Effective April 1, 2012, Mr. Bentsen became a Trustee of the Trust.
[2]	Mr. Ridley ended his tenure as a Trustee of the Trust on May 9, 2012.

TRUST OFFICERS

The officers of the Trust, their business addresses, their ages, and their principal occupations for the last five years are set forth below. The officers of the Trust who are employees of the Administrator may also serve as officers to one or more mutual funds for which the Administrator or its affiliates act as administrator or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Julia R. Short Age: 39	President and Chief Executive Officer	One year; since 2007	Managing Director, Product Manager, RidgeWorth Investments (since 2004); Relationship Manager, SEI Investments (financial services) (1994 - 2004).

Joseph M. O’Donnell Age: 57	Executive Vice President and Chief Compliance Officer	One year; since April 2011	Chief Compliance Officer of the ING Funds (2004 – 2011); Executive Vice President of the ING Funds (2004 – 2011); Chief Compliance Officer of ING Investments, LLC (2006 – 2008 and October 2009 – 2011); and Investment Advisor Chief Compliance Officer, Directed Services LLC (2006 – 2008 and 2009 – 2011). Formerly, Investment Advisor Chief Compliance Officer, ING Life Insurance and Annuity Company (2006).

Cynthia L. Morse-Griffin Foreside Management Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 36	Treasurer and Chief Financial Officer	One year; since April 2012	Fund Principal Financial Officer, Foreside Management Services, LLC (2008 – present); Assistant Vice President, Citigroup Fund Services, LLC (2001 – 2008).

Benjamin H. Lowe Age: 34	Assistant Treasurer	One year; since March 2012	Director of Fund Administration, RidgeWorth Investments (since 2011); Fund Controller, ALPS Fund Services, Inc. (2005-2011).

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
James Bacik State Street Bank and Trust Co. 4 Copley Place, 5th Fl. Boston, MA 02116 Age: 37	Assistant Treasurer	One year; since 2010	Assistant Vice President, State Street Bank and Trust Company (since 2001).*

James M. Atwood Foreside Compliance Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Age: 46	Anti-Money Laundering Officer and Identity Theft Prevention Officer	One year; since 2010	Compliance Analyst, Foreside Compliance Services, LLC (since 2007); personal sabbatical (2004-2007); Attorney, Pierce Atwood (law firm) (2001-2004).

Julie Tedesco State Street Bank and Trust Company Mailstop CPH 0326 4 Copley Place Boston, MA 02116 Age: 54	Secretary and Chief Legal Officer	One year; since 2010	Senior Vice President and Senior Managing Counsel, State Street Bank and Trust Company (since 2000).[1]

Odeh Stevens State Street Bank and Trust Company Mailstop JHT 1732 200 Clarendon Street Boston, MA 02116 Age: 43	Assistant Secretary	One year; since 2010	Vice President and Counsel, State Street Bank and Trust Company (since 2005).

[1]	During the period indicated the Officer has held various positions at State Street Bank and Trust Company and has provided his or her current title.

PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on any day the New York Stock Exchange (“NYSE”) is open for business. The Trust reserves the right to open the Fixed Income Funds when the principal bond markets are open for business even if the NYSE is closed. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Currently, the Fed and the principal bond markets are closed on the same days that the NYSE is closed except for Good Friday. In addition, the Fed and the principal bond markets are closed on the days that Columbus Day and Veterans Day are observed.

It is currently the Trust’s policy to pay for all redemptions in cash; however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust’s net assets during any 90-day period. The Board of Trustees has adopted procedures which permit the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust’s investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust reserves the right to postpone payment or redemption proceeds for up to seven days if the redemption would harm existing shareholders. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or State Street Bank are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees, Officers or employees of the Adviser and its affiliates. “Immediate Family” means a spouse/domestic partner, mother, father, mother-in-law, father-in-law or children (including step children) age 21 years or under. Currently, the front-end sales charge is waived on A Shares purchased by Trustees, Officers, employees of the Adviser, and its affiliates and their respective immediate family members.

At the close of business on April 20, 2012, the following shareholders may no longer purchase shares of the Small Cap Value Equity Fund:

•

Financial institutions and intermediaries that maintain omnibus account arrangements with the Small Cap Value Equity Fund may not purchase shares of the Small Cap Value Equity Fund for their clients who do not own shares of the Small Cap Value Equity Fund at the close of business on April 20, 2012. It is the financial institutions’ and intermediaries’ responsibility to enforce this requirement.

•

If a shareholder’s account in the Fund is closed after April 20, 2012, additional investments in the Small Cap Value Equity Fund will not be accepted, unless the investor meets one of the criteria below.

The Small Cap Value Equity Fund will, however, permit the following purchases of its shares after April 20, 2012:

•

Qualified or non-qualified retirement plans (for example, 401(k), profit sharing, pension and defined benefit, and deferred compensation plans) invested in the Small Cap Value Equity Fund as of April 20, 2012 may continue to open new plan participant accounts within such plans.

•

Investments by or through an investment manager, broker-dealer or bank utilizing a model-driven program that has established existing accounts in the Small Cap Value Equity Fund by the close of business on April 20, 2012.

•

Investors who signed a Letter of Intent and Mutual Fund Programs that sign a Letter of Understanding with the Small Cap Value Equity Fund by April 20, 2012 may continue to purchase shares of the Fund after that date.

•	Investments by other series of RidgeWorth Funds that are (or may in the future be) permitted to invest in the Small Cap Value Equity Fund.

Rights of Accumulation. In calculating the appropriate sales charge rate, rights of accumulation allow you to add the market value (at the close of business on the day of the current purchase) of your existing holdings in any class of shares to the amount of A shares you are currently purchasing.

The Funds will combine the value of your current purchases with the current market value of any shares previously purchased for:

•	your individual account(s),

•	your spouse’s/domestic partner’s account(s),

•	joint account(s) with your spouse/domestic partner, and

•	your minor children’s trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. To be entitled to a reduced sales charge based on shares already owned, you must let the Funds know at the time you make the purchase for which you are seeking the reduction that you qualify for such a reduction. You may be required to provide the Funds with your account number(s), account name(s), and copies of the account statements, and if applicable, the account number(s), account name(s), and copies of the account statements, for your spouse/domestic partner and/or children (and provide the children’s ages). A financial institution may require documentation or other information in order to verify your eligibility for a reduced sales charge. The Funds may amend or terminate this right of accumulation at any time.

Letter of Intent. A Letter of Intent allows you to purchase shares over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Reinvested dividends or capital gain distributions do not apply toward these combined purchases. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

You are not legally bound by the terms of your Letter of Intent to purchase the amount of shares stated in the Letter. The Letter does, however, authorize the Funds to hold in escrow the following amounts for the following Funds, of the total amount you intend to purchase:

•

5.75% for the following Funds: Aggressive Growth Allocation Strategy, Aggressive Growth Stock Fund, Growth Allocation Strategy, International Equity Fund, International Equity Index Fund, Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Moderate Allocation Strategy, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, and Small Cap Value Equity Fund;

•

4.75% for the following Funds: Conservative Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix High Yield Fund, Total Return Bond Fund, U.S. Government Securities Fund, and Virginia Intermediate Municipal Bond Fund; and

•

2.50% for the following Funds: Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Short-Term Bond Fund, Short Term Municipal Bond Fund and Short-Term U.S. Treasury Securities Fund.

DETERMINATION OF NET ASSET VALUE

General Policy. Each of the Funds adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except securities traded on NASDAQ), including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security’s principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price, or if such prices are not available, the security will be valued at fair value as determined in good faith by the Board. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board.

The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern Time) as provided by an independent pricing service approved by the Board.

Use of Third-Party Pricing Agents. Pursuant to contracts with the Trust’s Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator. If a security price cannot be obtained from an independent pricing service, the Trust’s accounting agent will seek to obtain a bid price from at least one independent broker.

Investments in other investment companies are valued at their respective daily net asset values.

Amortized Cost Method of Valuation. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security’s value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust’s prospectuses is not intended as a substitute for careful tax planning.

U.S. Federal Income Tax. This discussion of federal income tax considerations is based on the Internal Revenue Code and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. In order to qualify for treatment as a RIC under the Internal Revenue Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net tax exempt interest income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain) (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships, (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of the Fund’s assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the U.S. federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, that Fund will be subject to U.S. federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund’s current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

With respect to investments in STRIPs, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fixed Income Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to you as long as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund’s shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund’s portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income.

A Fund’s participation in loans of securities may affect the amount, timing and character of distributions to shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to qualified dividend income. In addition, such income will also not be qualifying dividends eligible for the dividends received deduction for corporate investors. The Funds expect to use such substitute payments, if any, to satisfy a Fund’s expenses, and therefore expect that their receipt of substitute payments, if any, will not adversely affect the percentage of distributions qualifying as qualified dividend income. Withholding taxes accrued on dividends during the period that any security was not directly held by a Fund will not qualify as a foreign tax paid by a Fund and therefore cannot be passed through to shareholders.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Beginning in 2013, distributions from a Fund and gain realized on the sale or exchange of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” for individuals with income exceeding $200,000 ($250,000 if married and filing jointly). “Net investment income” for this purpose does not include exempt interest dividends (described below).

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (e.g., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income (“UBTI”). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion. If a charitable remainder trust incurs any UBTI in a taxable year, all of its net income for the taxable year is subject to federal income tax.

Sale, Redemption or Exchange of Fund Shares

Sales, redemptions of Fund shares are generally taxable transactions for U.S. federal, state and local income tax purposes. The Funds will treat any conversion between classes of shares of the same Fund as a tax-free event. By contrast, the Funds will treat an exchange between classes of shares of different Funds as a taxable event. Please consult your tax advisor regarding specific questions about federal, state and local income taxes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds his or her shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

A Fund (or its administrative agent) is required to report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to the present law requirement to report the gross proceeds from the sale of Fund shares, a Fund will also be required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of a Fund’s shares a Fund will permit Fund shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use the average basis method as the default cost basis method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them. The current law requirement to report only the gross proceeds from the sale of Fund shares will continue to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the IRS if the shareholder: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the IRS, or (iii) has failed to provide the Fund with certain certifications that are required by the IRS, or (iv) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

Tax-Exempt Funds

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay “exempt interest dividends,” as defined in Section 852(b)(5) of the Internal Revenue Code, to its shareholders.

As noted in their prospectuses, the Investment Grade Tax-Exempt Bond Fund and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder’s gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the “AMT”) imposed by Section 55 of the Internal Revenue Code. The AMT is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer’s regular tax liability. The AMT may be imposed in two circumstances. First, exempt-interest dividends derived from certain “private activity bonds” issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the AMT for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation’s “adjusted current earnings,” as defined in Section 56(g) of the Internal Revenue Code, in calculating the corporation’s alternative minimum taxable income for purposes of determining the AMT.

Distributions of exempt-interest dividends may result in additional U.S. federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for “losses incurred” will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U.S. will be subject to a “branch profits tax” on their “dividend equivalent amount” for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their “passive investment income,” which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual’s “modified adjusted gross income” (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Internal Revenue Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are “substantial users” (or persons related to such users) of facilities financed by industrial development or private activity bonds. A “substantial user” is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Internal Revenue Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the U.S. federal income tax status of all distributions.

In certain cases, a Fund will be required to withhold, at the applicable withholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the IRS if the shareholder: (i) has failed to provide a correct taxpayer identification number, (ii) is subject to backup withholding by the IRS, or (iii) has failed to provide the Fund with certain certifications that are required by the IRS, or (iv) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. A Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend” which if received by a nonresident alien or foreign entity generally would be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The provisions relating to the withholding exemptions for “qualified short-term capital gain dividends” and “interest-related dividends” only apply to dividends with respect to taxable years of the Fund beginning before January 1, 2012.

If a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

For taxable years beginning after December 31, 2013, a U.S. withholding tax at a 30% rate will be imposed on dividends and proceeds of sales in respect of Fund shares received by Fund shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Portfolio.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

Net Capital Loss Carryforwards. The Funds utilize the provisions of the federal income tax laws that provide for the carryforward of capital losses from prior years, offsetting such losses against any future realized capital gains. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized in taxable years beginning after December 22, 2010 (“post-enactment”), may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment”). The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2012, the post-enactment accumulated short-term and long-term capital loss carryforwards for the Equity Funds were as follows:

Fund	Short-Term ($)	Long-Term ($)	Total ($)
Mid-Cap Value Equity Fund	53,557,669	3,281,292	56,838,961

As of March 31, 2012, the pre-enactment accumulated capital loss carryforwards and expiration dates for the Equity Funds were as follows:

	Expires
Fund	2017 ($)	2018 ($)	Total ($)
Aggressive Growth Stock Fund	—	20,249,149	20,249,149
International Equity Fund	57,407,718	231,346,365	288,754,083
Large Cap Core Growth Stock Fund[1]	12,702,154	135,336,618	148,038,772
Large Cap Value Equity Fund	—	71,161,454	71,161,454
Mid-Cap Value Equity Fund[2]	343,919	—	343,919
Aggressive Growth Allocation Strategy	—	365,462	365,462
Growth Allocation Strategy	—	579,855	579,855

[1]

Of the $30,078,633 of capital loss carryforwards acquired on July 15, 2011, in the merger with the RidgeWorth Large Cap Quantitative Equity Fund and subject to limitations as a result of this acquisition, $26,324,479 was written off as a capital loss carryforward lost unused, $468,144 was utilized, and the remaining $3,286,010 will expire in 2017.

[2]	RidgeWorth Mid-Cap Value Equity Fund acquired the capital loss carryforwards of $343,919 in the merger with the RidgeWorth Mid-Cap Core Equity Fund on April 29, 2011.

As of March 31, 2012, the post-enactment accumulated short-term and long-term capital loss carryforwards for the Fixed Income Funds were as follows:

Fund	Short-Term ($)	Long-Term ($)	Total ($)
Georgia Tax-Exempt Bond Fund	1,696,406	854,322	2,550,728
Seix Floating Rate High Income Fund	19,200,215	—	19,200,215
U.S. Government Securities Ultra-Short Bond Fund	4,283,231	—	4,283,231

As of March 31, 2012, the pre-enactment accumulated capital loss carryforwards and expiration dates for the Fixed Income Funds were as follows:

	Expires
Fund	2013 ($)	2014 ($)	2015 ($)	2016 ($)	2017 ($)	2018 ($)	2019 ($)	Total ($)
Georgia Tax-Exempt Bond Fund	—	—	—	91,315	2,203,117	1,455,047	—	3,749,299
Limited Duration Fund	—	—	—	—	410,256	1,101,865	—	1,512,121
Limited-Term Federal Mortgage Securities Fund	3,272,116	5,208,560	4,062,767	2,980,391	—	—	—	15,523,834
North Carolina Tax-Exempt Bond Fund	—	—	—	176,247	612,831	—	—	789,078
Seix Floating Rate High Income Fund	—	—	—	24,483,266	28,987,345	—	—	53,470,611
Seix High Yield Fund	—	—	—	—	—	13,691,622	—	13,691,622
Short-Term Bond Fund	—	—	972,747	—	887,687	4,561,007	—	6,421,441
Ultra-Short Bond Fund	548,433	572,772	667,058	—	202,726	1,362,740	451,224	3,804,953
U.S. Government Securities Ultra-Short Bond Fund	393,173	272,349	150,450	—	—	699,858	10,094,590	11,610,420

State Taxes. A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for U.S. federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA and Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Foreign Taxes. Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund’s stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each Fund’s total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and intends to, file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit the shareholder may be entitled to use against such shareholder’s U.S. federal income tax. If either of the two above-mentioned Funds makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds’ transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Funds (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

Brokerage Transactions. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser or Subadviser is responsible for placing the orders to execute transactions for a Fund.

In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. Where possible, the Adviser or the Subadviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser or the Subadviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

The money market securities in which the Funds invest are traded primarily in the OTC market. Money market and debt securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Certain Funds may also enter into financial futures and option contracts, which normally involve brokerage commissions. The cost of executing fixed income portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

	Aggregate Dollar Amount of Brokerage Commissions Paid ($)
Fund	2012	2011	2010
Aggressive Growth Allocation Strategy	3,867	1,256	0
Aggressive Growth Stock Fund	71,512	88,882	158,949
Conservative Allocation Strategy	2,839	926	0
Core Bond Fund	0	0	0
Corporate Bond Fund	0	0	0
Georgia Tax-Exempt Bond Fund	0	0	0
Growth Allocation Strategy	7,176	2,108	239
High Grade Municipal Bond Fund	0	0	0
High Income Fund	21,075	4,357	0
Intermediate Bond Fund	0	0	0
International Equity Fund	447,296	719,653	749,514
International Equity Index Fund	256,279	749,099	783,468
Investment Grade Tax-Exempt Bond Fund	0	0	0
Large Cap Core Growth Stock Fund	260,183	1,092,178	895,945
Large Cap Growth Stock Fund	145,306	287,125	649,250
Large Cap Value Equity Fund	4,135,636	3,071,862	2,945,483
Limited Duration Fund	0	0	0
Limited-Term Federal Mortgage Securities Fund	0	0	0
Mid-Cap Value Equity Fund	7,633,274	5,598,043	3,707,025
Moderate Allocation Strategy	11,732	4,423	0
North Carolina Tax-Exempt Bond Fund	0	0	0
Seix Floating Rate High Income Fund	8,973	8,019	0
Seix High Yield Fund	18,601	3,864	0
Select Large Cap Growth Stock Fund	68,993	131,370	155,076
Short-Term Bond Fund	7,854	1,879	0
Short-Term Municipal Bond Fund	0	0	0
Short-Term U.S. Treasury Securities Fund	0	0	0
Small Cap Growth Stock Fund	715,951	1,273,217	1,206,700
Small Cap Value Equity Fund	1,419,487	1,631,031	973,879
Total Return Bond Fund	0	0	0
Ultra-Short Bond Fund	18	0	0
U.S. Government Securities Fund	0	0	0
U.S. Government Securities Ultra-Short Bond Fund	38,801	7,271	2,075
Virginia Intermediate Municipal Bond Fund	0	0	0

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds’ Adviser or Subadviser may select a broker based upon brokerage or research services provided to the Adviser or Subadviser. The Adviser or Subadviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser or Subadviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Subadviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Subadviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information, which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Subadviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Subadviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Subadviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser or Subadviser under the Advisory or Subadvisory Agreement. Any advisory or other fees paid to the Adviser or Subadviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Subadviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser or Subadviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Subadviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser or Subadviser faces a potential conflict of interest, but the Adviser or Subadviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser or Subadviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e) of the 1934 Act.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Subadviser:

	Total Dollar Amount of Brokerage Commissions for Research Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions For Research Services ($)
Fund	2012	2011	2010	2012	2011	2010
Aggressive Growth Allocation Strategy	0	0	0	0	0	0
Aggressive Growth Stock Fund	68,465	83,739	150,863	83,166,195	93,615,347	137,552,350
Conservative Allocation Strategy	0	0	0	0	0	0
Core Bond Fund	0	0	0	0	0	0
Corporate Bond Fund	0	0	0	0	0	0
Georgia Tax-Exempt Bond Fund	0	0	0	0	0	0
Growth Allocation Strategy	0	0	0	0	0	0
High Grade Municipal Bond Fund	0	0	0	0	0	0
High Income Fund	0	0	0	0	0	0

	Total Dollar Amount of Brokerage Commissions for Research Services ($)			Total Dollar Amount of Transactions Involving Brokerage Commissions For Research Services ($)
Fund	2012	2011	2010	2012	2011	2010
Intermediate Bond Fund	0	0	0	0	0	0
International Equity Fund	447,715	703,571	748,595	755,614,993	451,430,221	470,397,755
International Equity Index Fund	256,320	744,033	783,468	333,529,021	967,106,827	852,457,813
Investment Grade Tax-Exempt Bond Fund	0	0	0	0	0	0
Large Cap Core Growth Stock Fund	446,112	982,131	834,988	958,499,699	1,109,226,043	770,392,393
Large Cap Growth Stock Fund	137,662	274,863	588,413	324,045,842	377,711,345	742,172,128
Large Cap Value Equity Fund	3,793,234	2,761,831	2,670,315	4,031,993,794	3,015,064,267	2,369,528,067
Limited Duration Fund	0	0	0	0	0	0
Limited-Term Federal Mortgage Securities Fund	0	0	0	0	0	0
Mid-Cap Value Equity Fund	6,377,344	4,851,666	3,395,010	6,179,278,575	4,282,608,300	2,096,320,372
Moderate Allocation Strategy	0	0	0	0	0	0
North Carolina Tax-Exempt Bond Fund	0	0	0	0	0	0
Seix Floating Rate High Income Fund	0	0	0	0	0	0
Seix High Yield Fund	0	0	0	0	0	0
Select Large Cap Growth Stock Fund	67,184	123,124	145,971	132,310,257	181,372,433	163,580,096
Short-Term Bond Fund	0	0	0	0	0	0
Short-Term Municipal Bond Fund	0	0	0	0	0	0
Short-Term U.S. Treasury Securities Fund	0	0	0	0	0	0
Small Cap Growth Stock Fund	635,978	1,097,196	953,067	609,338,438	803,976,181	606,870,220
Small Cap Value Equity Fund	1,271,942	1,432,601	810,299	1,192,158,747	1,313,985,620	531,446,344
Total Return Bond Fund	0	0	0	0	0	0
Ultra-Short Bond Fund	0	0	0	0	0	0
U.S. Government Securities Fund	0	0	0	0	0	0
U.S. Government Securities Ultra-Short Bond Fund	0	0	0	0	0	0
Virginia Intermediate Municipal Bond Fund	0	0	0	0	0	0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Subadviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund if written procedures are in effect expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” For those transactions not occurring on an exchange, the rules generally require that no more than two percent be charged if the sale is effected in connection with a secondary distribution or more than one percent of the purchase or sale price if the sale is effected otherwise. The Trustees, including those who are not “interested persons” of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended March 31, 2012, March 31, 2011 and March 31, 2010, the Funds did not pay any brokerage commissions on portfolio transactions effected by affiliated brokers.

The following table shows the value of the aggregate holdings of securities by issuers’ of the Funds’ “regular” brokers or dealers (as defined in the 1940 Act) as of March 31, 2012:

Fund	Dollar Amount of Securities Held as of March 31, 2012
International Equity Fund
Deutsche Bank AG	$3,873,771

International Equity Index Fund
Barclays Capital, Inc.	$647,421
Credit Suisse Group	$281,015
Deutsche Bank AG	$2,502,560
UBS Securities	$441,440
State Street Bank & Trust Co.	$406,750

Large Cap Core Growth Stock Fund
JPMorgan Chase & Co.	$1,355,444
State Street Bank & Trust Co.

Large Cap Growth Stock Fund
State Street Bank & Trust Co.	$6,659,854

Large Cap Value Equity Fund
JPMorgan Chase & Co.	$74,502,130
Citigroup, Inc.	$14,567,368
State Street Bank & Trust Co.	$81,095,514

Mid-Cap Value Equity Fund
State Street Bank & Trust Co.	$51,637,927

Select Large Cap Growth Stock Fund
State Street Bank & Trust Co.	$1,384,665

Small Cap Growth Stock Fund
State Street Bank & Trust Co.	$3,066,273

Small Cap Value Equity Fund
State Street Bank & Trust Co.	$28,332,114

Aggressive Growth Allocation Strategy
State Street Bank & Trust Co.	$1,237,944

Growth Allocation Strategy
State Street Bank & Trust Co.	$1,370,780

Moderate Allocation Strategy
State Street Bank & Trust Co.	$3,399,546

Conservative Allocation Strategy
State Street Bank & Trust Co.	$1,385,438

Corporate Bond Fund
JPMorgan Chase & Co.	$1,433,705
State Street Bank & Trust Co.	$1,579,563

High Income Fund
Bank of America Corp.	$2,482,379
Citigroup, Inc.	$264,320
State Street Bank & Trust Co.	$72,944,681

Fund	Dollar Amount of Securities Held as of March 31, 2012
Intermediate Bond Fund
JPMorgan Chase & Co.	$5,453,469
UBS Securities	$1,841,274
State Street Bank & Trust Co.	$101,436,725

Core Bond Fund
State Street Bank & Trust Co.	$30,976,574
UBS AG	$5,333,086
JPMorgan Chase & Co.	$4,329,079
Bank of America Corp.	$1,801,708

Limited Duration Fund
JPMorgan Chase & Co.	$162,956
Citigroup, Inc.	$47,178
State Street Bank & Trust Co.	$1,503,342

Limited-Term Federal Mortgage Securities Fund
State Street Bank & Trust Co.	$5,703,680

Seix Floating Rate High Income Fund
Citigroup, Inc.	$119,040
Bank of New York Mellon	$18,465,093
State Street Bank & Trust Co.	$259,580,289

Seix High Yield Fund
Bank of America Corp.	$4,207,871
Citigroup, Inc.	$1,436,928
State Street Bank & Trust Co.	$155,093,177

Short-Term Bond Fund
JPMorgan Chase & Co.	$12,821,972
Bank of America Corp.	$11,484,350
Citigroup, Inc.	$5,523,466
UBS AG	$4,931,045
Royal Bank of Canada	$4,361,890
Credit Suisse Group	$6,549,045
Goldman Sachs & Co.	$3,584, 252
Morgan Stanley	$1,441,344
State Street Bank & Trust Co.	$1,011,892

Short-Term U.S. Treasury Securities Fund
State Street Bank & Trust Co.	$854,392

Total Return Bond Fund
Bank of America Corp.	$7,989,603
JPMorgan Chase & Co.	$6,315,529
UBS Securities	$5,729,697
Morgan Stanley	$2,866,906
State Street Bank & Trust Co.	$44,602,276

Fund	Dollar Amount of Securities Held as of March 31, 2012
Ultra-Short Bond Fund
JPMorgan Chase & Co.	$6,910,406
Bank of America Corp.	$5,767,136
Citigroup, Inc.	$2,502,962
Morgan Stanley	$1,966,674
Credit Suisse Group	$1,963,825
Royal Bank of Canada	$1,864,615
Goldman Sachs & Co.	$1,457,636
Bank of New York Mellon	$1,288,388
UBS AG	$872,020
State Street Bank & Trust Co.	$1,419,956

U.S. Government Securities Fund
State Street Bank & Trust Co.	$765,629

U.S. Government Securities Ultra-Short Bond Fund
State Street Bank & Trust Co.	$162,888,386

PORTFOLIO TURNOVER RATE

Portfolio turnover rate is defined under SEC rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2012 and 2011 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser’s investment outlook.

	Turnover Rate (%)
Fund	2012	2011
Aggressive Growth Allocation Strategy[1]	55	19
Aggressive Growth Stock Fund	30	53
Conservative Allocation Strategy	28	28
Core Bond Fund[2]	211	119
Corporate Bond Fund[2]	88	48
Georgia Tax-Exempt Bond Fund	57	44
Growth Allocation Strategy	49	25
High Grade Municipal Bond Fund	218	122
High Income Fund[2]	148	259
Intermediate Bond Fund[2]	139	127
International Equity Fund	78	80
International Equity Index Fund	31	43
Investment Grade Tax-Exempt Bond Fund	199	159
Large Cap Core Growth Stock Fund	85	136
Large Cap Growth Stock Fund	19	30
Large Cap Value Equity Fund	110	134
Limited Duration Fund	58	76
Limited-Term Federal Mortgage Securities Fund	299	452
Mid-Cap Value Equity Fund	182	170
Moderate Allocation Strategy	38	33
North Carolina Tax-Exempt Bond Fund	39	49
Seix Floating Rate High Income Fund[2]	72	98

	Turnover Rate (%)
Fund	2012	2011
Seix High Yield Fund[2]	83	118
Select Large Cap Growth Stock Fund	66	72
Short-Term Bond Fund[2]	86	190
Short-Term Municipal Bond Fund	27	33
Short-Term U.S. Treasury Securities Fund	31	36
Small Cap Growth Stock Fund	71	112
Small Cap Value Equity Fund	46	72
Total Return Bond Fund	170	294
U.S. Government Securities Fund	94	92
U.S. Government Securities Ultra-Short Bond[2]	70	126
Ultra-Short Bond Fund[2]	97	163
Virginia Intermediate Municipal Bond Fund	23	17

[1]	Exposure to certain underperforming market segments and an expansion of the ETF strategy contributed to higher portfolio turnover in 2012.
[2]	The amount previously reported has been adjusted to exclude an overstatement of mortgage-backed transactions.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds’ portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds’ shareholders, on the one hand, and those of the Funds’ investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser’s CCO to authorize the release of the Funds’ portfolio holdings, as necessary, in conformity with the foregoing principles and as further described below.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330. The Funds’ Annual Reports and Semi-Annual Reports are available, free of charge, on the Trust’s website at www.ridgeworth.com.

The Trust’s website will provide portfolio holdings for each Fund on the 15th day of each month (or on the next business day should the 15th be other than a business day) as of the end of the most recent month. Information will remain available until updated.

Portfolio holdings for previous month-ends are available for each series of the Trust. To request this historical information without charge, call 1-888-784-3863, or write to the Trust at RidgeWorth Funds, P.O. Box 8053, Boston, MA 02266-8053.

In addition to information provided to shareholders and the general public, from time to time, rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. In most cases, the Trust’s Administrator provides portfolio holdings information to ratings agencies. Institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund’s portfolio, along with related performance attribution statistics. The Trust believes that these third parties, which include affiliated persons, have legitimate objectives in requesting such portfolio holdings information. The Trust may also disclose the portfolio holdings to broker-dealers in order to allow the Funds to potentially sell portfolio securities. The Trust’s policies and procedures provide that the Adviser’s CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is by contractual agreement (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions.

The Trust requires any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the confidentiality agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities for their own benefit based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

In addition, the Trust’s service providers, such as the custodian, securities lending agent, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds. The Funds operations are dependent on the services performed by these service providers. Persons employed by these service providers are not required to sign and return a confidentiality agreement if, in the course of normal business, the holdings information of the Funds is disclosed, based on the assumption that such persons generally are bound by confidentiality under their respective service agreements. Likewise, certain “temporary insiders,” such as legal counsel and accountants, will not be asked to sign a confidentiality agreement, based on the assumption that they are subject to professional duties of confidentiality.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, the Adviser and its affiliates or recipient of the Funds’ portfolio holdings information.

DESCRIPTION OF SHARES

The Trust’s Agreement and Declaration of Trust (“Declaration of Trust”) authorizes the issuance of an unlimited number of shares of the Funds, each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the U.S. federal securities laws.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Subadvisers and Foreside Financial Group, LLC on behalf of its subsidiaries have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. The Code of Ethics adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts, including securities that may be purchased or held by the Trust. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Adviser and the Subadvisers are generally prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser and Subadvisers are required to obtain approval before investing in limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, summaries of which are included in Appendix B to this SAI.

Information regarding how the Funds’ voted proxies during the most recent twelve-month period ended June 30 has been filed with the SEC on Form N-PX. The Funds’ proxy voting record, along with the Funds’ full proxy voting policies and procedures, is available on the Funds’ website at www.ridgeworth.com, without charge upon request by calling 1-888-784-3863, or by writing to the Funds at RidgeWorth Funds, P.O. Box 8053, Boston, MA 02266-8053. The Funds’ proxy voting record is also available on the SEC’s website at www.sec.gov.

FINANCIAL STATEMENTS

The financial statements for the Trust’s fiscal year ended March 31, 2012, including notes thereto and the reports of PricewaterhouseCoopers LLP thereon, are incorporated into this SAI by reference from the 2012 Annual Report to Shareholders. Copies of the 2012 Annual Report will be provided without charge to each person receiving this SAI.

5% AND 25% SHAREHOLDERS

As of June 30, 2012, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. The nature of ownership for each position listed is “Record” unless otherwise indicated. The Trust believes that most of the shares of the Funds were held for the record owner’s fiduciary, agency or custodial customers. An asterisk (*) indicates a beneficial owner.

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – A
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS 401K	8.75%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – A

ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS 401K	13.65%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – A
ING LIFE INSURANCE AND ANNUITY COMP	5.66%
ONE ORANGE WAY
WINDSOR CT 06095-4773

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – A

NFS LLC FEBO
MATHIAS J DEVITO	20.20%
FMT CO TTEE PSRP MP
1102 MALVERN AVENUE
BALTIMORE MD 21204-6718

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – C
NFS LLC FEBO
JAMES M ROBERTS	9.11%
DOROTHEA E ROBERTS
8616 WINDJAMMER DR
RALEIGH NC 27615-2708

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – C

NFS LLC FEBO
ROSANNE M HAGGERTY	6.31%
345 GREENWICH ST APT 3A
NY NY 10013-2875

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – C
NFS LLC FEBO
FMT CO TTEE PSRP PS
LLOYD I SEDERER MD	6.14%
FBO LLOYD I SEDERER
345 GREENWICH ST APT 3A
NEW YORK NY 10013-2875

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – C
NFS LLC FEBO
VICTORIA NAHOUM REVOC LIV TR
VICTORIA HENRY NAHOUM TTEE	8.54%
U A 01 11 95
820 VESPUCCI LANE
FOSTER CITY CA 94404-2923

RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY – C
NFS LLC FEBO
NFS FMTC ROLLOVER IRA	13.51%
FBO ALAN CHARLES SCHULMAN
8618 STONE CREEK COURT
DOUGLASVILLE GA 30135-1657
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY- I
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS	16.62%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY- I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	61.66%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY- I
WILMINGTON TRUST RISC AS TTEE FBO
OCALA HEART INSTITUTE, INC. 401K	8.29%
P.O. BOX 52129
PHOENIX AZ 85072-2129

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND – A
CHARLES SCHWAB & CO INC
FBO 14182161
WOODWAY, WA 98020-6106	8.69%
ATTN MUTUAL FUND OPERATIONS 333/4
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND – A

NFS LLC FEBO
MARSHALL & ILSLEY TRUST CO NA
FBO BANK 98 DLY RCRDKPG	18.47%
ATTN:MUT FUNDS 11270 W PARK PL
STE 400
MILWAUKEE WI 53224

RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND – I
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATIONUNIT	62.85%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND – I

NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	6.43%
PO BOX 182029
COLUMBUS OH 43218-2029

RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	5.05%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY – A

LPL FINANCIAL
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	9.24%
PO BOX 509046
SAN DIEGO CA 92150-9046

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY –A
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS	25.09%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY – C

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOME	9.50%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY – I
MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOME	16.24%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY – I

ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS	10.74%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	9.24%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH CORE BOND FUND – A
NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	29.53%
PO BOX 182029
COLUMBUS OH 43218-2029

RIDGEWORTH CORE BOND FUND – I
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATIONUNIT	24.39%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH CORE BOND FUND – I
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	7.93%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH CORE BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	11.95%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH CORE BOND FUND – I
UMBSC & CO
FBO OMNIBUS-CASH
INVESTMENT MANAGEMENT	11.11%
P O BOX 419260
KANSAS CITY MO 64141-6260

RIDGEWORTH CORE BOND FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	19.51%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH CORE BOND FUND – R
ORLANDO ORANGE CO CONVENTION
VISITORS BUREAU	6.61%
6700 FORUM DR STE 100
ORLANDO FL 32821-8086

RIDGEWORTH CORPORATE BOND FUND – A
CITY NATIONAL BANK
TRUSTEE FOR ACCT #2310072
ATTN: TRUST OPS/MUTUAL FUNDS	21.16%
555 S FLOWER ST FL 10
LOS ANGELES CA 90071-2300
SAN JUAN PR 160 00917

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH CORPORATE BOND FUND – I
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	11.92%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH CORPORATE BOND FUND – I
LERNER MASTER FUND LLC
126 5TH AVE FL 9	8.01%
NEW YORK NY 10011-5624

RIDGEWORTH CORPORATE BOND FUND – I
COMMUNITY FOUNDATION*
FOR SOUTHEAST MICHIGAN	38.22%
333 WEST FORT ST SUITE 2010
DETROIT MI 48226-3134

RIDGEWORTH CORPORATE BOND FUND – I
CYSTIC FIBROSIS FOUNDATION*
6931 ARLINGTON RD STE 200	6.71%
BETHESDA MD 20814-5200

RIDGEWORTH CORPORATE BOND FUND – I
STATE STREET BANK & TRUST
FBO RIDGEWORTH CONSERVATIVE ALLOCATION STRATEGY	5.57%
2 AVE DE LAFAYETTE LCC5W
BOSTON MA 02111

RIDGEWORTH CORPORATE BOND FUND – I
STATE STREET BANK & TRUST
FBO RIDGEWORTH MODERATE ALLOCATION STRATEGY	8.88%
2 AVE DE LAFAYETTE LCC5W
BOSTON MA 02111

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO
CHARLES M KLEIN
CHERYL POTTS	5.78%
5879 BROOKSTONE KNOLL
ACWORTH GA 30101-4576

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO
FRANCES V ROBERTS	6.62%
PO BOX 635
GRAY GA 31032-0635

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – A

CHARLES SCHWAB CO INC
FBO 27273121
ATLANTA GA 30329-4136	9.37%
ATTN MUTUAL FUND OPERATIONS 333 4
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104-4151

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO
DR STEVE D CLEMENTS JR
HELEN MARY CLEMENTS	8.35%
833 CLIFTON RD NE
ATLANTA GA 30307-1223

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	76.94%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	11.73%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH GROWTH ALLOCATION STRATEGY – C

NFS LLC FEBO
NFS/FMTC IRA
FBO GEORGE P STEELE	9.37%
3000 GALLOWAY RDG APT G207
PITTSBORO NC 27312-8669

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH GROWTH ALLOCATION STRATEGY – I
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS	9.78%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH GROWTH ALLOCATION STRATEGY – I

SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	80.46%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH GROWTH ALLOCATION STRATEGY – I
ORCHARD TRUST CO LLC FBO PUTNAM INV
FBO RECORDKEEPING FOR VARIOUS BENEF	5.15%
8515 E ORCHARD RD 2T2
8515 E ORCHARD RD # 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – A

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	21.60%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – A
CYNERGY ELECTRIC CO INC
DAVID R ASHBURN	12.37%
1612 PROFESSIONAL BLVD
SUITE H
CROFTON MD 21114-2049

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	45.63%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	6.80%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	8.42%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND – CLASS I
MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	22.93%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH HIGH INCOME FUND – A

NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	6.85%
PO BOX 182029
COLUMBUS OH 43218-2029

RIDGEWORTH HIGH INCOME FUND – I
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS	54.59%
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH HIGH INCOME FUND – I

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	5.57%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH HIGH INCOME FUND – R

ING LIFE INSURANCE AND ANNUITY COMP	9.40%
ONE ORANGE WAY
WINDSOR CT 06095-4773

RIDGEWORTH HIGH INCOME FUND – R
AMERICAN UNITED LIFE INSURANCE
GROUP RETIREMENT ANNUITY	8.12%
ATTN SEPARATE ACCOUNTS PO BOX 368
INDIANAPOLIS IN 46206-0368

RIDGEWORTH INTERMEDIATE BOND FUND – A

NEW YORK LIFE TRUST COMPANY	10.70%
TRST WILLIAM PERRET
169 LACKAWANNA AVE 2ND FLOOR
PARSIPPANY NJ 07054-1007

RIDGEWORTH INTERMEDIATE BOND FUND – A
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS	30.88%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH INTERMEDIATE BOND FUND – CLASS A

MG TRUST COMPANY CUST FBO
PLUMBERS AND STEAMFITTERS LOCAL 377	6.06%
700 17TH STREET
SUITE 300
DENVER CO 80202-3531

RIDGEWORTH INTERMEDIATE BOND FUND – CLASS I
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST	22.39%
SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH INTERMEDIATE BOND FUND – CLASS I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	36.21%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INTERMEDIATE BOND FUND – CLASS I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	5.15%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INTERMEDIATE BOND FUND – CLASS I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	11.17%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INTERMEDIATE BOND FUND – R
AMERITRADE INC FBO 8834286631	13.81%
PO BOX 2226
OMAHA NE 68103-2226

RIDGEWORTH INTERMEDIATE BOND FUND – R
CHARLES SCHWAB & CO INC
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS	32.15%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH INTERMEDIATE BOND FUND – R
RAYMOND JAMES ASSOC INC CSDN
FBO R TED HOLM IRA	22.99%
2121 MELROSE ST
ROCKFORD IL 61103-4154

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH INTERMEDIATE BOND FUND – R
RAYMOND JAMES ASSOC INC CSDN
FBO L JUNE QUINTIERI IRA	18.55%
11060 BARDEN TOWER DR
BOISE ID 83709-0104

RIDGEWORTH INTERMEDIATE BOND FUND – R

NFS LLC FEBO
JOSE A SANTA	6.39%
TOD MARIE SANTA
TOD JOSE SANTA JR
4608 TAILFEATHERS COURT
LAND O LAKES FL 34639-6401

RIDGEWORTH INTERNATIONAL EQUITY FUND – A
ANTHONY R GRAY*
452 SYLVAN DR	7.78%
WINTER PARK FL 32789-3975

RIDGEWORTH INTERNATIONAL EQUITY FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	86.97%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INTERNATIONAL EQUITY INDEX FUND – I
TRUSTMAN
SUNTRUST BANKS	17.40%
MUTUAL FUND RECONCILIATIONUNIT
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

RIDGEWORTH INTERNATIONAL EQUITY INDEX FUND – I

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS	8.32%
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH INTERNATIONAL EQUITY INDEX FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	6.57%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INTERNATIONAL EQUITY INDEX FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	48.22%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INVESTMENT GRADE BOND TAX-EXEMPT FUND – A
MSSB FBO
ROBERT T ING &
DONNA S ING JT TEN	5.11%
2515 NW 20TH ST
GAINESVILLE FL 32605-5901

RIDGEWORTH INVESTMENT GRADE TAX-EXEMPT BOND FUND – I

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	33.79%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH INVESTMENT GRADE TAX-EXEMPT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	19.24%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH INVESTMENT GRADE TAX-EXEMPT BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	10.82%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH INVESTMENT GRADE TAX-EXEMPT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	6.92%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP CORE GROWTH STOCK FUND – A
NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	8.88%
PO BOX 182029
COLUMBUS OH 43218-2029

RIDGEWORTH LARGE CAP CORE GROWTH STOCK FUND – I
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	14.89%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH LARGE CAP CORE GROWTH STOCK FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	34.94%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP CORE GROWTH STOCK FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	6.69%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP CORE GROWTH STOCK FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	16.66%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH LARGE CAP GROWTH STOCK FUND – I
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT	50.21%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

RIDGEWORTH LARGE CAP GROWTH STOCK FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	8.05%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP GROWTH STOCK FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	11.34%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP GROWTH STOCK FUND – I

STATE STREET BANK & TRUST
FBO RIDGEWORTH MODERATE
ALLOCATION STRATEGY	7.11%
2 AVE DE LAFAYETTE LCC5W
BOSTON MA 02111

RIDGEWORTH LARGE CAP GROWTH STOCK FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	5.25%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – A

HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT	7.17%
PO BOX 2999
HARTFORD CT 06104-2999

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH LARGE CAP VALUE EQUITY FUND – A
ING LIFE INSURANCE AND ANNUITY COMPANY
ONE ORANGE WAY	29.48%
WINDSOR CT 06095-4773

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT	5.20%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	6.88%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	19.64%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	6.02%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	5.66%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I
NFS LLC FEBO
FIIOC AS AGENT FOR
QUALIFIED EMPLOYEE BENEFIT	10.48%
PLANS 401K FINOPS-IC FUNDS
100 MAGELLAN WAY KW1C
COVINGTON KY 41015-1987

RIDGEWORTH LARGE CAP VALUE EQUITY FUND – I

SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	5.06%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH LIMITED DURATION FUND – I
SEIX ADVISORS AS MANAGER FOR
INTERNATIONAL FELLOWSHIP FOUNDATION	32.53%
C/O ELLEN WESH-SEIX ADVISORS
10 MOUNTAINVIEW RD STE C200
UPPER SADDLE RIVER NJ 07458-1937

RIDGEWORTH LIMITED DURATION FUND – I

SEIX ADVISORS AS MANAGER
FOR OHIO TUITION TRUST AUTHORITY	56.86%
10 MOUNTAINVIEW RD STE C200
UPPER SADDLE RIVER NJ 07458-1937

RIDGEWORTH LIMITED DURATION FUND – I
SEIX AS MANAGER FOR IIE-WHITAKER	10.60%
10 MOUNTAINVIEW RD SUITE C-200
UPPER SADDLE RIVER NJ 07458-1937

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – A

NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	11.74%
PO BOX 182029
COLUMBUS OH 43218-2029

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – A
NFS LLC FEBO
GUARDIANSHIP SERV OF SEATTLE TTEE
ETHAN SANDERS SPECIAL NEEDS TR	21.93%
3101 WESTERN AVE STE 330
SEATTLE WA 98121-3017

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – A

NFS LLC FEBO
DOUGLAS L JONES	5.59%
3 MOUNT VERNON COURT
FRONT ROYAL VA 22630-4547

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	27.43%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	41.37%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	9.37%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND – I

SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	11.31%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH MID-CAP VALUE EQUITY FUND – A
HARTFORD LIFE INSURANCE CO	17.60%
SEPARATE ACCOUNT
PO BOX 2999
HARTFORD CT 06104-2999

RIDGEWORTH MID-CAP VALUE EQUITY FUND – A

ING LIFE INSURANCE AND ANNUITY COMPANY
ONE ORANGE WAY	10.39%
WINDSOR CT 06095-4773

RIDGEWORTH MID-CAP VALUE EQUITY FUND – A
DEFAULT 2T2—8515E
8515 E ORCHARD RD # 2T2	15.92%
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH MID-CAP VALUE EQUITY FUND – C

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	13.45%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH MID-CAP VALUE EQUITY FUND – I
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS	5.32%
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH MID-CAP VALUE EQUITY FUND – I

NFS LLC FEBO
FIIOC AS AGENT FOR
QUALIFIED EMPLOYEE BENEFIT	16.38%
PLANS 401K FINOPS-IC FUNDS
100 MAGELLAN WAY KW1C
COVINGTON KY 41015-1987

RIDGEWORTH MODERATE ALLOCATION STRATEGY – A
ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS 401K	15.30%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH MODERATE ALLOCATION STRATEGY – A
ING LIFE INSURANCE AND ANNUITY COMPANY
ONE ORANGE WAY	15.45%
WINDSOR CT 06095-4773

RIDGEWORTH MODERATE ALLOCATION STRATEGY – I

ORCHARD TRUST CO TTEE
EMPLOYEE BENEFITS CLIENTS 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.01%

RIDGEWORTH MODERATE ALLOCATION STRATEGY – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	66.77%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH MODERATE ALLOCATION STRATEGY – I

WILMINGTON TRUST CO TTEE FBO
VITAS HEALTHCARE CORPORATION 401K P
A/C 096407-001.1 C/O MUTUAL FUNDS PO BOX 52129	13.34%
PHOENIX AZ 85072-2129

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO
MARY WHITFIELD CANADA 1312 LANCASTER STREET DURHAM NC 27701-1132	6.75%

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	7.53%

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO
DEANN D JUDGE
3813 CHURCHILL CIRCLE DURHAM NC 27707-5002	12.60%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO	30.58%
DOROTHY DELLINGER MARLOW
400 WESLEY DRIVE APT 160
ASHEVILLE NC 28803-2024

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A

NFS LLC FEBO	9.19%
STEPHEN J HAMPSHIRE
KATHY K HAMPSHIRE
101 BURNWOOD CT
CHAPEL HILL NC 27514-9514

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – A
NFS LLC FEBO	18.55%
REBECCA GANTT ROEDIGER
TOD ON FILE
682 RIVERBEND DRIVE
ADVANCE NC 27006-8526

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – CLASS A

NFS LLC FEBO	9.94%
ANTHONY J GIULIANO
TOD LINDA M FORSYTH
210 WHISPERING CREEK LANE
ZIRCONIA NC 28790-5706

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – I
SEI PRIVATE TRUST COMPANY	59.54%
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND – I

SEI PRIVATE TRUST COMPANY	32.86%
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SEIX FLOATING RATE HIGH INCOME FUND – A

LPL FINANCIAL
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	6.33%
PO BOX 509046
SAN DIEGO CA 92150-9046

RIDGEWORTH SEIX FLOATING RATE HIGH INCOME FUND – C

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOMERS	13.53%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

RIDGEWORTH SEIX FLOATING RATE HIGH INCOME FUND – I

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
ATTN MUTUAL FUNDS	19.04%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH SEIX FLOATING RATE HIGH INCOME FUND – I

LPL FINANCIAL
FBO CUSTOMER ACCOUNTS
ATTN MUTUAL FUND OPERATIONS	6.02%
PO BOX 509046
SAN DIEGO CA 92150-9046

RIDGEWORTH SEIX HIGH YIELD FUND – A

UBS FINANCIAL SERVICES INC. FBO
THE KOHLBERG FOUNDATION INC.	6.78%
111 RADIO CIRCLE DR
MOUNT KISCO NY 10549-2609

RIDGEWORTH SEIX HIGH YIELD FUND – A

UBS FINANCIAL SERVICES INC. FBO
JEROME KOHLBERG	5.91%
REVOCABLE TRUST
111 RADIO CIRCLE DR
MOUNT KISCO NY 10549-2609

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SEIX HIGH YIELD FUND – A

MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	5.12%

RIDGEWORTH SEIX HIGH YIELD FUND – I

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.40%

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO ELLEN P WOMACK 5032 VERNON OAKS DR DUNWOODY GA 30338-4669	5.24%

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO NFS FMTC IRA FBO THOMAS H PARIS JR PO BOX 413 GAINESVILLE GA 30503-0413	5.00%

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO NFS FMTC ROLLOVER IRA FBO WILLIAM N BISCHOFF 72T ACCT 21 WEST RIDGE CIR CROSSVILLE TN 38558-2824	5.01%

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO NFS FMTC IRA FBO JOHN L DOTSON 220 WICKLAWN WAY ROSWELL GA 30076-4447	5.77%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO
LAWRENCE A HASKELL
MARGARET P HASKELL	5.54%
2757 FOUNTAINHEAD WAY MT PLEASANT SC 29466-8590

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO
NFS FMTC ROLLOVER IRA
FBO RICHARD W STIMSON	5.60%
4726 MAINSAIL DR
BRADENTON FL 34208-9409

RIDGEWORTH SEIX HIGH YIELD FUND – R

UBS FINANCIAL SERVICES INC. FBO
BRIAN PATRICK KARIGER
REVOCABLE TRUST	8.61%
BRIAN PATRICK KARIGER TTEE
35 VIA DEL CIELO
RANCHO PLS VRDS CA 90275-2511

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO
JULIA H MERKLE TTEE
JULIA H MERKLE REVOCABLE TRUST	9.29%
U A 3 22 10
1017 NORTHCLIFFE DR NW
ATLANTA GA 30318-1641

RIDGEWORTH SEIX HIGH YIELD FUND – R

NFS LLC FEBO
PATRICIA P CAMPANA RICHARD CAMPANA
TTEE THE PATRICIA P CAMPANA LIVING	5.53%
TRU A 4 6 10
110 BUTTERMERE CT
ALPHARETTA GA 30022-6316

RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – A

NFS LLC FEBO
NFS FMTC SEP IRA
FBO KENNETH R WERNEBURG	7.17%
2640 LONGBOAT CT
PONTE VEDRA BEACH FL 32082-3709

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – A

MSSB FBO F ISABEL LUPHER TTEE U A WITH F ISABEL LUPHER TR DTD 7 26 1989 10 ORLANDO DR CHATTANOOGA TN 37415-2418	22.35%
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – A

CHARLES SCHWAB CO INC FBO 85832566 HATTIESBURG MS 39404 ATTN MUTUAL FUND OPERATIONS 333/4 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	58.30%
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	11.89%
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	5.92%
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

NFS LLC FEBO US BANK NATIONAL ASSOCIATION 001050975260 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	5.97%
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

STATE STREET BANK & TRUST FBO RIDGEWORTH MODERATE ALLOCATION STRATEGY 2 AVE DE LAFAYETTE LCC5W BOSTON MA 02111	29.92%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

STATE STREET BANK & TRUST FBO RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY 2 AVE DE LAFAYETTE LCC5W BOSTON MA 02111	8.43%

RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

STATE STREET BANK & TRUST FBO RIDGEWORTH GROWTH ALLOCATION STRATEGY 2 AVE DE LAFAYETTE LCC5W BOSTON MA 02111	17.87%

RIDGEWORTH SELECT LARGE CAP GROWTH STOCK FUND – I

SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	11.29%

RIDGEWORTH SHORT-TERM BOND FUND – A

LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	14.61%

RIDGEWORTH SHORT-TERM BOND FUND – A

NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	29.46%

RIDGEWORTH SHORT-TERM BOND FUND – C

MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOME 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	6.31%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SHORT-TERM BOND FUND – I
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT	11.99%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

RIDGEWORTH SHORT-TERM BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	55.58%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	6.91%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	18.39%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM MUNICIPAL BOND FUND – A
PERSHING LLC	5.66%
PO BOX 2052
JERSEY CITY NJ 07303-2052

RIDGEWORTH SHORT-TERM MUNICIPAL BOND FUND – A

NFS LLC FEBO
STANLEY J TURONIS	5.67%
3813 OLIVER ST
HYATTSVILLE MD 20782-3031

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SHORT-TERM MUNICIPAL BOND FUND – A
NFS LLC FEBO
HAZEL WINS TTEE
HAZEL WINS REVOCABLE TRUST	9.72%
U A 2 14 97
2008 BEECHWOOD RD
HYATTSVILLE MD 20783-2816
RIDGEWORTH SHORT-TERM MUNICIPAL BOND FUND – I
RIDGEWORTH CAPITAL MANAGEMENT INC
3333 PIEDMONT RD NE STE 1500	89.91%
ATLANTA GA 30305-1760
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
NATIONWIDE TRUST COMPANY FSB
C/O IPO PORTFOLIO ACCOUNTING	9.61%
PO BOX 182029
COLUMBUS OH 43218-2029
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOME	23.88%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
PERSHING LLC	6.12%
P O BOX 2052
JERSEY CITY NJ 07303-2052
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
PERSHING LLC	7.65%
P O BOX 2052
JERSEY CITY NJ 07303-2052
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
NFS LLC FEBO
NFS FMTC IRA
FBO VICTOR L CLARK	5.29%
130 CASTLEBROOK CHASE
TYRONE GA 30290-2585

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A
NFS LLC FEBO
MARGARET S RITTENHOUSE C A RITTENHOUSE
TTEE MARGARET RITTENHOUSE LIVING TR U/A 5/22/02	11.53%
1918 CHESTERFIELD RIDGE CIR
CHESTERFIELD MO 63017-7290

RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – A

NFS LLC FEBO
CLARENCE A RITTENHOUSE MARGARET RITTENHOUSE
TTEE CLARENCE A RITTENHOUSE LIVING TR U/A 5/22/02	11.53%
1918 CHESTERFIELD RIDGE CIR
CHESTERFIELD MO 63017-7290

RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	36.69%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – I

SEI PRIVATE TRUST COMPANY
C/O COMPASS BANK ID 592
ATTN MUTUAL FUND ADMINISTRATOR	5.31%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – I
SEI PRIVATE TRUST COMPANY
C/O COMPASS BANK ID 592
ATTN MUTUAL FUND ADMINISTRATOR	9.38%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – I

MERRILL LYNCH PIERCE FENNER & SMITH
FOR THE SOLE BENEFIT OF ITS CUSTOME	5.89%
4800 DEER LAKE DRIVE EAST
JACKSONVILLE FL 32246-6484

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH SHORT-TERM U.S. TREASURY SECURITIES FUND – I SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	39.53%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND – A NATIONWIDE TRUST COMPANY FSB C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	10.61%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND – C STERLING H KENAN TRUST DTD 04132006 STERLING H KENAN TRUSTEE 1400 NORTH LAKE WAY PALM BEACH FL 33480-3031	10.94%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND – I GREAT WEST LIFE & ANNUITY COMPANY C/O FASCORP RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	28.60%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND – I TRUSTMAN SUNTRUST BANKS MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA GA 30348-5870	34.14%
RIDGEWORTH SMALL CAP GROWTH STOCK FUND – I GREAT WEST LIFE & ANNUITY COMPANY FUTURE FUNDS II 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	9.18%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – A
HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	50.27%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – A

HARTFORD SECURITIES DIST CO INC AS AGENT FOR RELIANCE TRUST CO FBO AGENTS PLAN CUSTOMERS ATTN UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	7.12%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – C
MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DRIVE EAST JACKSONVILLE FL 32246-6484	7.09%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – I
CHARLES SCHWAB AND CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	33.21%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – I
EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7.75%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	7.66%

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH TOTAL RETURN BOND FUND – A
HARTFORD LIFE INSURANCE CO SEPARATE ACCOUNT PO BOX 2999 HARTFORD CT 06104-2999	14.47%

RIDGEWORTH TOTAL RETURN BOND FUND – A

TAYNIK & CO C/O STATE STREET BANK & TRUST 1200 CROWN COLONY DRIVE QUINCY MA 02169-0938	13.01%

RIDGEWORTH TOTAL RETURN BOND FUND – A
DCGT AS TTEE AND OR CUST FBO PRINCIPAL FINANCIAL GROUP QUAL IFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	11.71%

RIDGEWORTH TOTAL RETURN BOND FUND – I

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	29.35%

RIDGEWORTH TOTAL RETURN BOND FUND – I
SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	8.77%

RIDGEWORTH TOTAL RETURN BOND FUND – I

SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	9.08%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH TOTAL RETURN BOND FUND – R
HARTFORD LIFE INSURANCE CO
SEPARATE ACCOUNT	29.94%
PO BOX 2999
HARTFORD CT 06104-2999

RIDGEWORTH TOTAL RETURN BOND FUND – R

ING LIFE INSURANCE AND ANNUITY COMP
ONE ORANGE WAY	55.99%
WINDSOR CT 06095-4773

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – A
NEW YORK LIFE TRUST COMPANY
TRST WILLIAM PERRET	5.89%
169 LACKAWANNA AVE 2ND FLOOR
PARSIPPANY NJ 07054-1007

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – A

NFS LLC FEBO
NFS FMTC ROLLOVER IRA	8.72%
FBO WALTER FRANK MASTERS
405 TROY DR
DAYTON TN 37321-4228

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – C
NFS LLC FEBO
HARRY M DOUKAS
MARY ANNA DOUKAS	5.94%
701 KING FARM BLVD
ROCKVILLE MD 20850-6165

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – C
NFS LLC FEBO
RUDOLPH M DILASCIO TTEE
WILLIAM H WAID REV TRUST	6.20%
U/A 7/10/02
5798 JOHNSON ST
HOLLYWOOD FL 33021-5634

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – C
AMERICAN ENTERPRISE INV SVCS
A/C 2639-5492	5.68%
707 2ND AVENUE SOUTH
MINNEAPOLIS MN 55402-2405

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	10.51%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – I
NFS LLC FEBO
REGIONS MORGAN KEEGAN TRUST	6.07%
250 RIVERCHASE PKWY E FL 5
BIRMINGHAM AL 35244-1832

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND – I
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	72.85%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002

RIDGEWORTH U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND – I
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY A/C FBO CUSTOMERS	52.25%
ATTN MUTUAL FUNDS
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151

RIDGEWORTH U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK	5.28%
ATTN MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

RIDGEWORTH U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND – I
NABANK & CO
PO BOX 2180	6.14%
TULSA OK 74101-2180

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH ULTRA-SHORT BOND FUND – I
CHARLES SCHWAB AND CO INC
SPECIAL CUSTODY A/C FBO CUSTOMERS
ATTN MUTUAL FUNDS	5.31%
101 MONTGOMERY ST
SAN FRANCISCO CA 94104-4151
RIDGEWORTH ULTRA-SHORT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	10.08%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
RIDGEWORTH ULTRA-SHORT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	18.43%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
RIDGEWORTH ULTRA-SHORT BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	7.20%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
RIDGEWORTH ULTRA-SHORT BOND FUND – I
SAXON CO
FBO 20-35-002-3401031	13.93%
P O BOX 7780-1888
PHILADELPHIA, PA 19182-0001
RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND – A
NFS LLC FEBO
DONNA M DEAN	7.05%
1160 RIVER BEND ROAD
RICHMOND VA 23231-8047

Fund/Class	Percent of the Class Total Assets Held by the Shareholder
RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND – A
NFS LLC FEBO
ROBERT J FISCELLA TTEE
ROBERT J FISCELLA REV TRUST	8.80%
U A 9 1 92
2013 CUNNINGHAM DR SUITE 301
HAMPTON VA 23666-3306

RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	51.05%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND – I
SEI PRIVATE TRUST COMPANY
C/O SUNTRUST BANK
ATTN MUTUAL FUNDS ADMINISTRATOR	37.69%
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989

As of June 30, 2012, the following entities held of record more than 25% of the outstanding shares of a Fund. Persons holding more than 25% of the outstanding shares of a Fund may be deemed to have “control” (as that term is defined in the Investment Company Act) of the applicable Fund and may be able to affect or determine the outcome of matters presented for a vote of the shareholders of the applicable Fund.

Fund	Percentage of Ownership
RIDGEWORTH AGGRESSIVE GROWTH ALLOCATION STRATEGY
SUNTRUST BANK AND VARIOUS BENEFIT P
C/O FASCORE RECORDKEEPER	47.79%
8515 E ORCHARD RD 2T2
GREENWOOD VILLAGE CO 80111-5002
RIDGEWORTH AGGRESSIVE GROWTH STOCK FUND
TRUSTMAN
SUNTRUST BANKS
MUTUAL FUND RECONCILIATION UNIT	58.21%
MAIL CENTER 3144
P O BOX 105870
ATLANTA GA 30348-5870

Fund	Percentage of Ownership
RIDGEWORTH CORPORATE BOND FUND COMMUNITY FOUNDATION FOR SOUTHEAST MICHIGAN 333 WEST FORT ST SUITE 2010 DETROIT MI 48226-3134	27.49%

RIDGEWORTH GEORGIA TAX-EXEMPT BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	74.61%

RIDGEWORTH GROWTH ALLOCATION STRATEGY SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	65.04%

RIDGEWORTH HIGH GRADE MUNICIPAL BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	38.54%

RIDGEWORTH HIGH INCOME FUND CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	44.99%

RIDGEWORTH INTERMEDIATE BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	35.84%

RIDGEWORTH INTERNATIONAL EQUITY FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	85.31%

Fund	Percentage of Ownership
RIDGEWORTH INTERNATIONAL EQUITY INDEX FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	47.86%

RIDGEWORTH INVESTMENT GRADE TAX-EXEMPT BOND FUND CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	32.62%

RIDGEWORTH LARGE CAP GROWTH STOCK FUND TRUSTMAN SUNTRUST BANKS MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA GA 30348-5870	40.16%

RIDGEWORTH LIMITED DURATION FUND SEIX ADVISORS AS MANAGER FOR INTERNATIONAL FELLOWSHIP FOUNDATION C/O ELLEN WESH-SEIX ADVISORS 10 MOUNTAINVIEW RD STE C200 UPPER SADDLE RIVER NJ 07458-1937	32.53%

RIDGEWORTH LIMITED DURATION FUND SEIX ADVISORS AS MANAGER FOR OHIO TUITION TRUST AUTHORITY 10 MOUNTAINVIEW RD STE C200 SADDLE RIVER NJ 07458-1937	56.86%

RIDGEWORTH LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	29.52%

RIDGEWORTH MODERATE ALLOCATION STRATEGY SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	53.48%

Fund	Percentage of Ownership
RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	32.46%

RIDGEWORTH NORTH CAROLINA TAX-EXEMPT BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	58.82%

RIDGEWORTH SHORT-TERM BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	54.67%

RIDGEWORTH SHORT-TERM MUNICIPAL BOND FUND RIDGEWORTH CAPITAL MANAGEMENT 3333 PIEDMONT RD NE STE 1500 ATLANTA GA 30305-1760	58.55%

RIDGEWORTH SMALL CAP GROWTH STOCK FUND TRUSTMAN SUNTRUST BANKS MUTUAL FUND RECONCILIATION UNIT MAIL CENTER 3144 P O BOX 105870 ATLANTA GA 30348-5870	31.89%

RIDGEWORTH SMALL CAP GROWTH STOCK FUND GREAT WEST LIFE & ANNUITY COMPANY C/O FASCORP RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002 SAN FRANCISCO CA 94104-4151	26.72%

RIDGEWORTH SMALL CAP VALUE EQUITY FUND CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	28.24%

Fund	Percentage of Ownership
RIDGEWORTH TOTAL RETURN BOND FUND CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	27.25%

RIDGEWORTH U.S. GOVERNMENT SECURITIES FUND SUNTRUST BANK AND VARIOUS BENEFIT P C/O FASCORE RECORDKEEPER 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	66.13%

RIDGEWORTH U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	52.25%

RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	34.99%

RIDGEWORTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND SEI PRIVATE TRUST COMPANY C/O SUNTRUST BANK ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456-9989	47.39%

APPENDIX A

INVESTMENT RATINGS

A rating is generally assigned to a fixed-income security at the time of issuance by a credit rating agency designated as a nationally recognized statistical rating organization (“NRSRO”) by the SEC. While NRSROs may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Fixed-income securities which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser’s judgment, analysis and experience in the evaluation of such securities. Investors should note that the assignment of a rating to a security by an NRSRO may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments or on the likelihood of default.

The descriptions below relate to general long-term and short-term obligations of an issuer.

Standard & Poor’s (“S&P”)

Short-Term Municipal Obligations

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus sign (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Variable Rate Demand Notes and Tender Option Bonds

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Short-Term Obligations

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S& P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

SPUR (Underlying Rating): This is a rating of a stand-alone capacity of an issue to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. S&P maintains surveillance of an issue with a published SPUR.

Long-Term Obligations

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc.

U.S. Municipal Short-Term Debt and Demand Obligations

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: Denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Variable Rate Demand Obligations (VRDOs)

In the case of VRDOs, a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: Denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: Denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: Denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: Denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Variable Rate Demand Notes and Tender Option Bonds

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP)

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Long-Term Obligations

Moody’s long-term obligation ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings

Short-Term Debt Obligations

F1: Highest short-term credit quality—Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality—Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality—The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality—Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk—Default is a real possibility.

RD: Restricted default—Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default—Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Long-Term Debt Obligations

AAA: Highest credit quality—‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality—‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality—‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality—‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative-’BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: Highly speculative—‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk—Default is a real possibility.

CC: Very high levels of credit risk—Default of some kind appears probable.

C: Exceptionally high levels of credit risk- Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD: Restricted default—‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.	the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

D: Default—‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

APPENDIX B

(RIDGEWORTH LOGO)

RIDGEWORTH CAPITAL MANAGEMENT, INC. PROXY DISCLOSURE TO THE RIDGEWORTH FUNDS SHAREHOLDERS

Dear Shareholders:

Under SEC Rule 206(4)-6, investment advisers have a fiduciary obligation to its clients if the adviser has authority to vote their proxies. Under our standard contractual agreements, RidgeWorth Capital Management, Inc. (“RidgeWorth” or “the Firm”) is authorized to vote proxies on behalf of discretionary accounts and on behalf of the RidgeWorth Funds.

The rule requires an investment adviser that exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures; 3) discloses how clients may obtain information regarding individual security proxy votes cast on their behalf; and 4) maintains appropriate records relating to actual proxy voting.

The Firm has a Proxy Committee (“Committee”) that is responsible for establishing policies and a procedure reasonably designed to enable the Firm to ethically and effectively discharge its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and funds and ensure compliance with all of the requirements. Annually (or more often as needed), the Committee will review, reaffirm and/or amend guidelines, strategies and proxy policies for all domestic and international client accounts, funds and product lines.

The Firm contracted with Glass Lewis & Co. due to its excellent research tools, advanced technical capabilities and the large scale system support required to accommodate an advisor of our size. Glass Lewis & Co. will act as the Firm’s agent to provide certain administrative, clerical, functional recordkeeping, and support services related to the firm’s proxy voting processes/procedures, which include, but are not limited to:

1.	The collection of proxy material from our clients’ custodians

2.	The facilitation of proxy voting, reconciliation, and disclosure, in accordance with the Firm’s proxy policies and the Committee’s direction

3.	Recordkeeping and voting record retention

The Firm has engaged Glass Lewis & Co. to assist with physical proxy voting matters, while the Firm retains the obligation to vote our clients’ proxies, to review all issues, and to actively review all information prior to determining each vote placed on behalf of our clients. The Firm will continue to utilize all available resources to make well-informed, qualified, proxy vote decisions.

As reflected in the Firm’s proxy policies, the Committee will vote proxies in a manner deemed to be in the best economic interest of its clients, as a whole, as shareholders and beneficiaries to those actions.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company’s organizational structure, executive and operational management, Board of Directors structure, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions. The Committee believes that it is in the best interest of shareholders to abstain from voting in countries that participate in share blocking as shareblocking limits the trading ability of the portfolio manager.

The Committee will consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. As needed, the Firm will communicate this information to Glass Lewis so those clients’ proxies will be voted accordingly. The Committee has reviewed Glass Lewis’ capabilities as agent for the administrative services above and is confident in its abilities to provide these services effectively. The Committee will monitor such capability on an ongoing basis.

An Independent, Objective Approach to Proxy Issues

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all the Firm’s discretionary investment management clients.

The Firm maintains its own proxy guidelines for U.S. domestic and global proxy voting issues, as well as guidelines applicable to “Taft Hartley” plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy guidelines as ERISA specific guidelines and requirements are incorporated into this guidelines.

The Firm provides and maintains the following standard proxy voting guidelines:

•	RidgeWorth U.S. Domestic Proxy Guidelines (applied to both ERISA and Non-ERISA related accounts and funds)

•	RidgeWorth Taft Hartley Proxy Guidelines

•	RidgeWorth Global/International Proxy Guidelines

These guidelines are available as described below.

Under the Firm Global/International Proxy Guidelines, the Committee generally votes in a manner similar to that recommended by Glass Lewis for an account’s international holdings including, to the extent permitted by law, international holdings in ERISA accounts. In this regard, the Committee has reviewed and will monitor Glass Lewis’ capabilities and conflict policies with respect to international securities proxy vote recommendations.

Exceptions to Policy

The Firm’s Proxy Policies, as outlined herein, generally will not be applied where the Firm has further delegated discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed separate accounts, wrap programs, and funds. In those situations, proxy votes cast by the subadvisor may be governed by the subadvisor’s proxy voting policies and procedures. However, currently all subadvisors to the RidgeWorth Funds have either adopted the same proxy guidelines as the Firm or the Firm votes the proxies on behalf of the subadvised funds.

Conflicts of Interest

Due to its diversified client base, numerous product lines, and affiliation with SunTrust Banks, Inc., and its subsidiaries, the Committee may determine a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest which may arise include those where the shares to be voted involve:

1.	Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either the Firm or SunTrust Banks, Inc., or its affiliates, have a significant, on-going, non-investment management relationship

2.	An issuer with a director, officer or employee who presently serves as an independent director on the board of the Firm or SunTrust Banks, Inc. or any of its affiliates

3.	An issuer having substantial and numerous banking, investment, or other financial relationships with the Firm, SunTrust Banks, Inc., or its affiliates

4.	A director or senior officer of the Firm or SunTrust Banks, Inc. serving on the board of a publicly held company

5.	A direct common stock ownership position of five percent (5%) or greater, held individually by the Firm, or in conjunction with the Firm and SunTrust Banks, Inc., and/or its affiliates

Although the Firm utilizes a pre-determined proxy voting guidelines, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

1.	Retain an independent fiduciary to vote the shares.

2.	Send the proxy material to the client (in the case of mutual funds, the funds’ shareholders) so he or she may vote the proxies.

Although the Firm does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

Securities Lending Program

The Firm manages assets for several clients (including the RidgeWorth Funds) that engage in “securities lending” programs. In a typical securities lending program, clients or funds lend securities from their accounts/ portfolios to approved broker-dealers against cash collateral. On behalf of clients and the RidgeWorth Funds, the Firm seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies. On behalf of clients and the RidgeWorth Funds, the Firm will call loaned securities back to vote proxies, or to otherwise obtain rights to vote or consent with respect to a material event affecting securities on loan when the Advisor believes it is necessary to vote.

Additional Information

RidgeWorth clients:

The Firm follows different voting recommendations for different categories of clients such that votes cast on behalf of some clients may oppose votes cast on behalf of other clients. Extended summaries of the RidgeWorth U.S. Domestic Proxy Guidelines (applies to ERISA and non-ERISA accounts and funds,) RidgeWorth Taft Hartley Proxy Guidelines (which votes per the general guidelines put forth by the AFL-CIO), and RidgeWorth Global/International Proxy Guidelines and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact RidgeWorth Capital Management, Inc., Attn: Proxy Voting Committee Administrator, 3333 Piedmont Road NE, Suite 1500, Atlanta, GA 30305, by telephone at 877-984-7321, or via e-mail at: PMP.operations@ridgeworth.com.

RidgeWorth Funds shareholders:

Although another investment advisor may sub-advise some or all of these funds, all proxy votes are conducted by the Funds’ adviser, RidgeWorth, as the RidgeWorth Funds’ board has delegated voting authority to RidgeWorth and accordingly has adopted RidgeWorth’s proxy voting policies.

Shareholders of the RidgeWorth Funds may access fund related proxy voting information by calling 1-888-(784-3863) or by visiting www.ridgeworth.com.

RidgeWorth Capital Management, Inc. International Proxy Voting Guidelines

February 8, 2012

Following is a concise summary of general policies for voting global proxies. In addition, RidgeWorth has country- and market-specific policies, which are not captured below.

I. ELECTION OF DIRECTORS

Board of Directors

Boards are put in place to represent shareholders and protect their interests. RidgeWorth seeks boards with a proven record of protecting shareholders and delivering value over the medium- and long-term. In our view, boards working to protect and enhance the best interests of shareholders typically include some independent directors (the percentage will vary by local market practice and regulations), boast a record of positive performance, have directors with diverse backgrounds, and appoint directors with a breadth and depth of experience.

Board Composition

When companies disclose sufficient relevant information, we look at each individual on the board and examine his or her relationships with the company, the company’s executives and with other board members. The purpose of this inquiry is to determine whether pre-existing personal, familial or financial relationships are likely to impact the decisions of that board member. Where the company does not disclose the names and backgrounds of director nominees with sufficient time in advance of the shareholder meeting to evaluate their independence and performance, we will consider recommending abstaining on the directors’ election.

We vote in favor of governance structures that will drive positive performance and enhance shareholder value. The most crucial test of a board’s commitment to the company and to its shareholders is the performance of the board and its members. The performance of directors in their capacity as board members and as executives of the company, when applicable, and in their roles at other companies where they serve is critical to this evaluation.

We believe a director is independent if he or she has no material financial, familial or other current relationships with the company, its executives or other board members except for service on the board and standard fees paid for that service. Relationships that have existed within the three-five years prior to the inquiry are usually considered to be “current” for purposes of this test.

In our view, a director is affiliated if he or she has a material financial, familial or other relationship with the company or its executives, but is not an employee of the company. This includes directors whose employers have a material financial relationship with the Company. This also includes a director who owns or controls 10-20% or more of the company’s voting stock.

We define an inside director as one who simultaneously serves as a director and as an employee of the company. This category may include a chairman of the board who acts as an employee of the company or is paid as an employee of the company.

Although we typically vote for the election of directors, we will recommend voting against directors for the following reasons:

•	A director who attends less than 75% of the board and applicable committee meetings.

•	A director who is also the CEO of a company where a serious restatement has occurred after the CEO certified the pre-restatement financial statements.

We also feel that the following conflicts of interest may hinder a director’s performance and will therefore recommend voting against a:

•	CFO who presently sits on the board.

•	Director who presently sits on an excessive number of boards.

•	Director, or a director whose immediate family member, provides material professional services to the company at any time during the past five years.

•	Director, or a director whose immediate family member, engages in airplane, real estate or other similar deals, including perquisite type grants from the company.

•	Director with an interlocking directorship.

Slate Elections

In some countries, companies elect their board members as a slate, whereby shareholders are unable to vote on the election of each individual director, but rather are limited to voting for or against the board as a whole. If significant issues exist concerning one or more of the nominees or in markets where directors are generally elected individually, we will recommend voting against the entire slate of directors.

Board Committee Composition

We believe that independent directors should serve on a company’s audit, compensation, nominating and governance committees. We will support boards with such a structure and encourage change where this is not the case.

Review of Risk Management Controls

We believe companies, particularly financial firms, should have a dedicated risk committee, or a committee of the board charged with risk oversight, as well as a chief risk officer who reports directly to that committee, not to the CEO or another executive. In cases where a company has disclosed a sizable loss or writedown, and where a reasonable analysis indicates that the company’s board-level risk committee should be held accountable for poor oversight, we would recommend that shareholders vote against such committee members on that basis. In addition, in cases where a company maintains a significant level of financial risk exposure but fails to disclose any explicit form of board-level risk oversight (committee or otherwise), we will consider recommending to vote against the chairman of the board on that basis.

Classified Boards

RidgeWorth favors the repeal of staggered boards in favor of the annual election of directors. We believe that staggered boards are less accountable to shareholders than annually elected boards. Furthermore, we feel that the annual election of directors encourages board members to focus on protecting the interests of shareholders.

II. FINANCIAL REPORTING

Accounts and Reports

Many countries require companies to submit the annual financial statements, director reports and independent auditors’ reports to shareholders at a general meeting. Shareholder approval of such a proposal does not discharge the board or management. We will usually recommend voting in favor of these proposals except when there are concerns about the integrity of the statements/reports. However, should the audited financial statements, auditor’s report and/or annual report not be published at the writing of our report, we will recommend that shareholders abstain from voting on this proposal.

Income Allocation (Distribution of Dividend)

In many countries, companies must submit the allocation of income for shareholder approval. We will generally recommend voting for such a proposal. However, we will give particular scrutiny to cases where the company’s dividend payout ratio is exceptionally low or excessively high relative to its peers and the company has not provided a satisfactory explanation.

Appointment of Auditors and Authority to Set Fees

We believe that role of the auditor is crucial in protecting shareholder value. Like directors, auditors should be free from conflicts of interest and should assiduously avoid situations that require them to make choices between their own interests and the interests of the shareholders.

We generally support management’s recommendation regarding the selection of an auditor and support granting the board the authority to fix auditor fees except in cases where we believe the independence of an incumbent auditor or the integrity of the audit has been compromised.

However, we recommend voting against ratification of the auditor and/or authorizing the board to set auditor fees for the following reasons:

•	When audit fees added to audit-related fees total less than one-half of total fees.

•

When there have been any recent restatements or late filings by the company where the auditor bears some responsibility for the restatement or late filing (e.g., a restatement due to a reporting error).

•	When the company has aggressive accounting policies.

•	When the company has poor disclosure or lack of transparency in financial statements.

•	When there are other relationships or issues of concern with the auditor that might suggest a conflict between the interest of the auditor and the interests of shareholders.

•

When the company is changing auditors as a result of a disagreement between the company and the auditor on a matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

III. COMPENSATION

Compensation Report/Compensation Policy

We closely review companies’ remuneration practices and disclosure as outlined in company filings to evaluate management-submitted advisory compensation report and policy vote proposals. In evaluating these proposals, which can be binding or non-binding depending on the country, we examine how well the company has disclosed information pertinent to its compensation programs, the extent to which overall compensation is tied to performance, the performance metrics selected by the company and the levels of remuneration in comparison to company performance and that of its peers.

We will usually recommend voting against approval of the compensation report or policy when the following occur:

•	Gross disconnect between pay and performance;

•	Performance goals and metrics are inappropriate or insufficiently challenging;

•

Lack of disclosure regarding performance metrics and goals as well as the extent to which the performance metrics, targets and goals are implemented to enhance company performance and encourage prudent risk-taking;

•	Excessive discretion afforded to or exercised by management or the compensation committee to deviate from defined performance metrics and goals in making awards;

•	Ex gratia or other non-contractual payments have been made and the reasons for making the payments have not been fully explained or the explanation is unconvincing;

•	Guaranteed bonuses are established;

•	There is no clawback policy; or

•	Egregious or excessive bonuses, equity awards or severance payments.

Long Term Incentive Plans

RidgeWorth recognizes the value of equity-based incentive programs. When used appropriately, they can provide a vehicle for linking an employee’s pay to a company’s performance, thereby aligning their interests with those of shareholders. Tying a portion of an employee’s compensation to the performance of the Company provides an incentive to maximize share value. In addition, equity-based compensation is an effective way to attract, retain and motivate key employees.

In order to allow for meaningful shareholder review, we believe that incentive programs should generally include: (i) specific and appropriate performance goals; (ii) a maximum award pool; and (iii) a maximum award amount per employee. In addition, the payments made should be reasonable relative to the performance of the business and total compensation to those covered by the plan should be in line with compensation paid by the Company’s peers.

Performance-Based Equity Compensation

RidgeWorth believes in performance-based equity compensation plans for senior executives. We feel that executives should be compensated with equity when their performance and that of the company warrants such rewards. While we do not believe that equity-based compensation plans for all employees need to be based on overall company performance, we do support such limitations for grants to senior executives (although even some equity-based compensation of senior executives without performance criteria is acceptable, such as in the case of moderate incentive grants made in an initial offer of employment).

Boards often argue that such a proposal would hinder them in attracting talent. We believe that boards can develop a consistent, reliable approach, as boards of many companies have, that would still attract executives who believe in their ability to guide the company to achieve its targets. We generally recommend that shareholders vote in favor of performance-based option requirements.

There should be no retesting of performance conditions for all share- and option- based incentive schemes. We will generally recommend that shareholders vote against performance-based equity compensation plans that allow for re-testing.

Director Compensation

RidgeWorth believes that non-employee directors should receive appropriate types and levels of compensation for the time and effort they spend serving on the board and its committees. Director fees should be reasonable in order to retain and attract qualified individuals. In particular, we support compensation plans that include non performance-based equity awards, which help to align the interests of outside directors with those of shareholders.

RidgeWorth compares the costs of these plans to the plans of peer companies with similar market capitalizations in the same country to help inform its judgment on this issue.

Retirement Benefits for Directors

We will typically recommend voting against proposals to grant retirement benefits to non-executive directors. Such extended payments can impair the objectivity and independence of these board members. Directors should receive adequate compensation for their board service through initial and annual fees.

Limits on Executive Compensation

As a general rule, RidgeWorth believes that shareholders should not be involved in setting executive compensation. Such matters should be left to the board’s compensation committee. We view the election of directors, and specifically those who sit on the compensation committee, as the appropriate mechanism for shareholders to express their disapproval or support of board policy on this issue. Further, we believe that companies whose pay-for-performance is in line with their peers should be granted the flexibility to compensate their executives in a manner that drives growth and profit.

However, RidgeWorth favors performance-based compensation as an effective means of motivating executives to act in the best interests of shareholders. Performance-based compensation may be limited if a chief executive’s pay is capped at a low level rather than flexibly tied to the performance of the company.

IV. GOVERNANCE STRUCTURE

Amendments to the Articles of Association

We will evaluate proposed amendments to a company’s articles of association on a case-by-case basis. We are opposed to the practice of bundling several amendments under a single proposal because it prevents shareholders from evaluating each amendment on its own merits. In such cases, we will analyze each change individually and will recommend voting for the proposal only when we believe that the amendments on balance are in the best interests of shareholders.

Anti-Takeover Measures

Poison Pills (Shareholder Rights Plans)

RidgeWorth believes that poison pill plans generally are not in the best interests of shareholders. Specifically, they can reduce management accountability by substantially limiting opportunities for corporate takeovers. Rights plans can thus prevent shareholders from receiving a buy-out premium for their stock.

We believe that boards should be given wide latitude in directing the activities of the company and charting the company’s course. However, on an issue such as this where the link between the financial interests of shareholders and their right to consider and accept buyout offers is so substantial, we believe that shareholders should be allowed to vote on whether or not they support such a plan’s implementation.

In certain limited circumstances, we will support a limited poison pill to accomplish a particular objective, such as the closing of an important merger, or a pill that contains what we believe to be a reasonable ‘qualifying offer’ clause.

Supermajority Vote Requirements

RidgeWorth favors a simple majority voting structure. Supermajority vote requirements act as impediments to shareholder action on ballot items that are critical to our interests. One key example is in the takeover context where supermajority vote requirements can strongly limit shareholders’ input in making decisions on such crucial matters as selling the business.

Increase in Authorized Shares

RidgeWorth believes that having adequate capital stock available for issuance is important to the operation of a company. We will generally support proposals when a company could reasonably use the requested shares for financing, stock splits and stock dividends. While we think that having adequate shares to allow management to make quick decisions and effectively operate the business is critical, we prefer that, for significant transactions, management come to shareholders to justify their use of additional shares rather than providing a blank check in the form of large pools of unallocated shares available for any purpose.
In general, we will support proposals to increase authorized shares up to 100% of the number of shares currently authorized unless, after the increase the company would be left with less than 30% of its authorized shares outstanding.

Issuance of Shares

Issuing additional shares can dilute existing holders in some circumstances. Further, the availability of additional shares, where the board has discretion to implement a poison pill, can often serve as a deterrent to interested suitors. Accordingly, where we find that the company has not disclosed a detailed plan for use of the proposed shares, or where the number of shares requested are excessive, we typically recommend against the issuance. In the case of a private placement, we will also consider whether the company is offering a discount to its share price.

In general, we will support proposals to issue shares (with pre-emption rights) when the requested increase is the lesser of (i) the unissued ordinary share capital; or (ii) a sum equal to one-third of the issued ordinary share capital. This authority should not exceed five years. In some countries, if the proposal contains a figure greater than one-third, the company should explain the nature of the additional amounts.

We will also generally support proposals to suspend pre-emption rights for a maximum of 5-20% of the issued ordinary share capital of the company, depending on the country in which the company is located. This authority should not exceed five years, or less for some countries.

Repurchase of Shares

We will recommend voting in favor of a proposal to repurchase shares when the plan includes the following provisions: (i) a maximum number of shares which may be purchased (typically not more than 15% of the issued share capital); and (ii) a maximum price which may be paid for each share (as a percentage of the market price).

V. ENVIRONMENTAL AND SOCIAL RISK

We believe companies should actively evaluate risks to long-term shareholder value stemming from exposure to environmental and social risks and should incorporate this information into their overall business risk profile. In addition, we believe companies should consider their exposure to changes in environmental or social regulation with respect to their operations as well as related legal and reputational risks. Companies should disclose to shareholders both the nature and magnitude of such risks as well as steps they have taken or will take to mitigate those risks.

When we identify situations where shareholder value is at risk, we may recommend voting in favor of a reasonable and well-targeted shareholder proposal if we believe supporting the proposal will promote disclosure of and/or mitigate significant risk exposure. In limited cases where a company has failed to adequately mitigate risks stemming from environmental or social practices, we will recommend shareholders vote against: (i) ratification of board and/or management acts; (ii) approving a company’s accounts and reports and/or; (iii) directors (in egregious cases).

DOMESTIC PROXY VOTING POLICY UPDATED 2/10/2012

RIDGEWORTH CAPITAL MANAGEMENT, INC.

APPLIED TO ERISA AND NON-ERISA ACCOUNTS AND FUNDS

Number	Chapter	Section	Ballot Item / Proposal [F=For, A=Against, W=Withhold, C=Case by Case, ABS=Abstain]	Vote
1. 0.	Operational Items	Adjourn Meeting	To provide management with the authority to adjourn an annual or special meeting, except in cases where it does not benefit shareholders	F

1.1.	Operational Items	Amend Quorum Requirements	To reduce quorum requirements for shareholder meetings below a majority of the shares outstanding	A

1.2.	Operational Items	Amend Minor Bylaws	To make housekeeping changes (updates or corrections) to bylaw or charter, except in cases where there is an adverse effect on shareholder value	F

1.3.	Operational Items	Change Company Name	To change the corporate name	F

1.4.	Operational Items	Date, Time, or Location of Annual Meeting	Management proposals to change the date/time/location of the annual meeting	F

1.5.	Operational Items	Date, Time, or Location of Annual Meeting	Shareholder proposals To change the date/time/location of the annual meeting	A

1.6.	Operational Items	Auditors	To ratify auditors (except as described below)	F

1.6.a	Operational Items	Auditors	To ratify auditors if significant material restatement, the auditor’s contract contains certain provisions that require the company to use alternative dispute resolution, the audit contract has limited liability clauses or any other situation is identified that may impair the auditor’s ability to perform an independent audit (this can include: audit fees too low or too high, the auditor performs other work than the audit such as tax-shelter work, etc.).	A

1.7.	Operational Items	Auditors	Shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services	A

1.8.	Operational Items	Auditors	Shareholder proposals to require audit firm rotation	A

1.9.	Operational Items	Transact Other Business	To approve other business when it appears as voting item	A

1.10.	Operational Items	Exclusive Forum Provision	To limit a shareholder’s choice of legal venue	C

2. 0.	Board of Directors	Voting on Director Nominees in Uncontested Elections	Director nominees are evaluated taking into consideration independence, performance, experience, and corporate governance.	C

2.1.	Board of Directors	Age Limits	To limit the tenure of outside directors either through term limits or mandatory retirement ages.	A

2.2.	Board of Directors	Board Size	To fix the board size or designate a range for the board size	F

2.3.	Board of Directors	Board Size	To give management the ability to alter the size of the board outside of a specified range without shareholder approval	A

2.4.	Board of Directors	Classification/ Declassification of the Board	Management and shareholder proposals to classify the board	C

2.5.	Board of Directors	Classification/ Declassification of the Board	Management and shareholder proposals to repeal classified boards and to elect all directors annually.	F

2.6.	Board of Directors	Cumulative Voting	To eliminate cumulative voting.	F

2.7.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company has some form of majority voting in place, has not adopted anti-takeover protections and has been responsive to shareholders.	A

2.8.	Board of Directors	Cumulative Voting	To restore or permit cumulative voting when a company does not have any form of majority voting in place	F

2.9.	Board of Directors	Director and Officer Indemnification and Liability Protection	Proposals on director and officer indemnification and liability protection not particularly described below.	C

2.10.	Board of Directors	Director and Officer Indemnification and Liability Protection	To eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.	A

2.11.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness	A

2.12.	Board of Directors	Director and Officer Indemnification and Liability Protection	To expand coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.	F

2.13.	Board of Directors	Establish/ Amend Nominee Qualifications	To establish or amend director qualifications	A

2.14.	Board of Directors	Establish/ Amend Nominee Qualifications	Shareholder proposals requiring two candidates per board seat	A

2.15.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that directors may be removed only for cause.	A

2.16.	Board of Directors	Filling Vacancies/ Removal of Directors	To restore shareholder ability to remove directors with or without cause.	F

2.17.	Board of Directors	Filling Vacancies/ Removal of Directors	To provide that only continuing directors may elect replacements to fill board vacancies.	A

2.18.	Board of Directors	Filling Vacancies/ Removal of Directors	To permit shareholders to elect directors to fill board vacancies.	F

2.19.	Board of Directors	Independent Chairman (Separate Chairman/CEO)	To recommend that the positions of chairman and CEO be combined.	C

2.20.	Board of Directors	Independent Chairman (Separate Chairman/CEO	To recommend that the positions of chairman and CEO be separate and distinct positions held by 2 different individuals.	A

2.21.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals to require that a majority or more of directors be independent	F

2.22.	Board of Directors	Majority of Independent Directors/ Establishment of Committees	Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors	F

2.23.	Board of Directors	Proxy Access	Shareholder proposals asking for proxy access	C

2.24.	Board of Directors	Stock Ownership Requirements	Shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

2.25.	Board of Directors	Stock Ownership Requirements	Shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards)	A

2.26.	Board of Directors	Term Limits	Shareholder or management proposals to limit the tenure of outside directors	A

2.30.	Board of Directors	Majority Voting Standard	Shareholder proposals requesting a majority voting standard on election of directors	F

3. 0.	Proxy Contests	Voting for Director Nominees in Contested Elections	Votes in a contested election of directors	C

3.1.a	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

3.1.b	Proxy Contests	Reimbursing Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (unless described above)	A

3.2.	Proxy Contests	Confidential Voting	Shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election	A

3.3.	Proxy Contests	Confidential Voting	Management proposals to adopt confidential voting.	A

4. 0.	Antitakeover Defenses and Voting Related Issues	Advance Notice Requirements for Shareholder Proposals/Nominations	Advance notice proposals	F

4.1.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board exclusive authority to amend the bylaws	F

4.2.	Antitakeover Defenses and Voting Related Issues	Amend Bylaws without Shareholder Consent	Proposals giving the board the ability to amend the bylaws in addition to shareholders	F

4.3.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals that ask a company to submit its poison pill for shareholder ratification	C

4.4.	Antitakeover Defenses and Voting Related Issues	Poison Pills	Shareholder proposals asking that any future pill be put to a shareholder vote	F

4.5.a	Antitakeover Defenses and Voting Related Issues	Poison Pills	Management proposals to ratify a poison pill	C

4.6.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To restrict or prohibit shareholder ability to take action by written consent	A

4.7.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Act by Written Consent	To allow or make easier shareholder action by written consent	F

4.8.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To restrict or prohibit shareholder ability to call special meetings.	A

4.9.	Antitakeover Defenses and Voting Related Issues	Shareholder Ability to Call Special Meetings	To remove restrictions on the right of shareholders to act independently of management.	F

4.10.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To require a supermajority shareholder vote pertaining to issues other than election of directors.	A

4.11.	Antitakeover Defenses and Voting Related Issues	Supermajority Vote Requirements	To lower supermajority vote requirements pertaining to issues other than election of directors.	F

5.0.	Mergers and Corporate Restructurings	Appraisal Rights	To restore, or provide shareholders with, rights of appraisal.	A

5.1.	Mergers and Corporate Restructurings	Asset Purchases	On asset purchase proposals	C

5.2.	Mergers and Corporate Restructurings	Asset Sales	Asset sales	C

5.3.	Mergers and Corporate Restructurings	Bundled Proposals	Bundled or “conditioned” proxy proposals	C

5.4.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, absent penalties or likely bankruptcy.	C

5.5.	Mergers and Corporate Restructurings	Conversion of Securities	Proposals regarding conversion of securities, if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.	F

5.6.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, absent likely bankruptcy.	C

5.7.	Mergers and Corporate Restructurings	Corporate Reorganization	Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved	F

5.8.	Mergers and Corporate Restructurings	Formation of Holding Company	To form a holding company	C

5.9.	Mergers and Corporate Restructurings	Going Private Transactions (LBOs and Minority Squeeze outs)	To make the company private rather than public	C

5.10.	Mergers and Corporate Restructurings	Joint Ventures	To form joint ventures	C

5.11.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is not likely	C

5.12.	Mergers and Corporate Restructurings	Liquidations	To liquidate when bankruptcy is likely	F

5.13.	Mergers and Corporate Restructurings	Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition	To merge with or acquire another company	C

5.14.	Mergers and Corporate Restructurings	Private Placements/ Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is not likely	C

5.15.	Mergers and Corporate Restructurings	Private Placements/ Warrants/ Convertible Debentures	To issue a private placement security when bankruptcy is likely	F

5.16.	Mergers and Corporate Restructurings	Spin-offs	To spin off a unit or line of business	C

5.17.	Mergers and Corporate Restructurings	Value Maximization Proposals	To maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders.	C

6.0.	State of Incorporation	Control Share Acquisition Provisions	To opt out of control share acquisition statutes	F

6.1.	State of Incorporation	Control Share Acquisition Provisions	To amend the charter to include control share acquisition provisions.	A

6.2.	State of Incorporation	Control Share Acquisition Provisions	To restore voting rights to the control shares.	F

6.3.	State of Incorporation	Control Share Cash out Provisions	To opt out of control share cash out statutes.	F

6.4.	State of Incorporation	Disgorgement Provisions	To opt out of state disgorgement provisions.	F

6.5.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions	C

6.6.	State of Incorporation	Fair Price Provisions	To adopt fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.	A

6.7.	State of Incorporation	Freeze Out	proposals to opt out of state freeze out provisions	F

6.8.	State of Incorporation	Greenmail	To adopt anti greenmail charter of bylaw amendments Or otherwise restrict a company’s ability to make greenmail payments.	F

6.9.	State of Incorporation	Greenmail	To adopt anti greenmail proposals when they are bundled with other charter or bylaw amendments.	F

6.10.	State of Incorporation	Reincorporation Proposals	To change a company’s state of incorporation	C

6.11.	State of Incorporation	Stakeholder Provisions	To consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.	A

6.12.	State of Incorporation	State Anti takeover Statutes	To opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti greenmail provisions, and disgorgement provisions).	C

7. 0.	Capital Structure	Adjustments to Par Value of Common Stock	Management proposals to reduce or eliminate the par value of common stock.	F

7.1.	Capital Structure	Common Stock Authorization	To increase the number of shares of common stock authorized for issuance	C

7.2.	Capital Structure	Common Stock Authorization	To increase the number of authorized shares of the class of stock that has superior voting rights.	C

7.3.	Capital Structure	Common Stock Authorization	To approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain	F

7.4.	Capital Structure	Dual-class Stock	Proposals to create a new class of common stock with superior voting rights	A

7.5.	Capital Structure	Dual-class Stock

To create a new class of nonvoting or sub-voting common stock if:

•     It is intended for financing purposes with minimal or no dilution to current shareholders

•     It is not designed to preserve the voting power of an insider or significant shareholder

F

7.6.	Capital Structure	Issue Stock for Use with Rights Plan	To increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).	A

7.7.	Capital Structure	Preemptive Rights	Shareholder proposals that seek preemptive rights	C

7.8.	Capital Structure	Preferred Stock	To authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).	A

7.9.	Capital Structure	Preferred Stock	To create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).	F

7.10.	Capital Structure	Preferred Stock	To authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable	F

7.11.	Capital Structure	Preferred Stock	To increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.	A

7.12.	Capital Structure	Preferred Stock	To increase the number of blank check preferred shares	A

7.13.	Capital Structure	Recapitalization	Recapitalizations (reclassifications of securities)	C

7.14.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced	F

7.15.	Capital Structure	Reverse Stock Splits	Management proposals to implement a reverse stock split to avoid delisting.	F

7.16.	Capital Structure	Reverse Stock Splits	To implement a reverse stock splits that do not proportionately reduce the number of shares authorized or considered “going dark” transactions.	C

7.17.	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms	F

7.17.a	Capital Structure	Share Repurchase Programs	Management proposals to institute open-market share repurchase plans in which derivatives may be utilized	C

7.18.	Capital Structure	Stock Distributions: Splits and Dividends	Management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance	F

7.19.	Capital Structure	Tracking Stock	To authorize the creation of tracking stock	C

8.0.	Executive and Director Compensation	Executive Compensation	Executive compensation plans or plan amendments.	C

8.1.	Executive and Director Compensation	Director Compensation	Plans for director compensation	C

8.5.	Executive and Director Compensation	Employee Stock Purchase Plans	Employee stock purchase plans .	C

8.6.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking additional disclosure of executive and director pay information,	A

8.7.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.	A

8.8.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals requiring director fees be paid in stock only	A

8.9.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	Shareholder proposals to put option re-pricings to a shareholder vote	F

8.10.	Executive and Director Compensation	Shareholder Proposals Regarding Executive and Director Pay	For all other shareholder proposals regarding executive and director pay	C

8. 11	Executive and Director Compensation	Performance-Based Stock Options	Shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options).	C

8.26.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification	C

8.27.	Executive and Director Compensation	Golden Parachutes and Executive Severance Agreements	Proposals to ratify or cancel golden parachutes.	C

8.28.	Executive and Director Compensation	Pension Plan Income Accounting	Shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation	F

8.29.	Executive and Director Compensation	Supplemental Executive Retirement Plans (SERPs)	Shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote	A

8.31.	Executive and Director Compensation	Equity Based Compensation Plans	Management proposals for equity plans	C

8.32	Executive and Director Compensation	Transferable Stock Options	Management and shareholder proposals for new on-going Transferable Stock option plans if the total cost of the company’s equity plans is less than the company’s allowable cap.	F

9. 0.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Animal Rights	To phase out the use of animals in product testing	A

9.1.	Social and Environmental Issues	Animal Rights	Report on animal welfare	A

9.2.	Social and Environmental Issues	Animal Rights	Adopt animal welfare policy	A

9.3.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Pricing	To implement price restraints on pharmaceutical products	A

9.4.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Drug Reimportation

Proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation or proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation

A

9.5.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Genetically Modified Foods

To voluntarily label genetically engineered

(GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

A

9.6.	Social and Environmental Issues	Genetically Modified Foods	A report on the feasibility of labeling products containing GE ingredients	A

9.7.	Social and Environmental Issues	Genetically Modified Foods	A report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds	A

9.8.	Social and Environmental Issues	Genetically Modified Foods	Report on the health and environmental effects of genetically modified organisms (GMOs)	A

9.9.	Social and Environmental Issues	Genetically Modified Foods	To completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients	A

9.10.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Handguns	Reports on a company’s policies aimed at curtailing gun violence in the United States	A

9.11.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: HIV/AIDS	Reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations	A

9.12.	Social and Environmental Issues	HIV/AIDS	To establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries	A

9.13.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Predatory Lending	Reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight,	A

9.14.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Tobacco	Proposals seeking stronger product warnings	A

9.15.	Social and Environmental Issues	Tobacco	Proposals asking that the company’s operating facilities be smoke-free	A

9.16.	Social and Environmental Issues	Tobacco	Proposals dealing with product placement in stores or advertising to youth.	A

9.17.	Social and Environmental Issues	Tobacco	Proposals asking the company to cease production of tobacco-related products or cease selling products to tobacco companies.	A

9.18.	Social and Environmental Issues	Tobacco	Proposals to spin-off tobacco-related businesses:	A

9.19.	Social and Environmental Issues	Tobacco	Proposals prohibiting investment in tobacco equities.	A

9.20.	Social and Environmental Issues	CONSUMER ISSUES AND PUBLIC SAFETY: Toxic Chemicals	Proposals requesting that a company discloses its policies related to toxic chemicals, proposals requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, or proposals requiring that a company reformulate its products within a certain timeframe.	A

9.21.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Arctic National Wildlife Refuge	Requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR)	A

9.22.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: CERES Principles	Proposals to adopt the CERES Principles	A

9.23.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Environmental-Economic Risk Report	Proposals requests reports assessing economic risks of environmental pollution or climate change or reports outlining potential environmental damage from operations in protected regions, including wildlife refuges.	A

9.24.	Social and Environmental Issues	Environmental Reports	Proposals for reports disclosing the company’s environmental policies.	A

9.25.	Social and Environmental Issues	Nuclear Safety	Proposals requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods	A

9.26.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Global Warming	Proposals to make reports on the level of greenhouse gas emissions from the company’s operations and products.	A

9.27.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Recycling	Proposals to adopt a comprehensive recycling strategy	A

9.28.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Renewable Energy	Proposals to invest in renewable energy sources.	A

9.29.	Social and Environmental Issues	Renewable Energy	Requests for reports on the feasibility of developing renewable energy sources	A

9.30.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Sustainability Report	Proposals to make report on its policies and practices related to social, environmental, and economic sustainability	A

9.31.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Efficiency Report	Report on energy efficiency	A

9.32.	Social and Environmental Issues	ENVIRONMENT AND ENERGY: Kyoto Protocol	Proposals requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets	A

9.33.	Social and Environmental Issues	LAND USE	Proposals that request the disclosure of detailed information on a company’s policies related to land use or development	A

9.34.	Social and Environmental Issues	CAFOs	Proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs)	A

9.35.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Charitable/ Political Contributions	Proposals to affirm political nonpartisanship in the workplace	A

9.36.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to report or publish in newspapers the company’s political and/or charitable contributions	A

9.37.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to prohibit the company from making political contributions	A

9.38.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to restrict the company from making charitable contributions	A

9.39.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals to publish a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company	A

9.40.	Social and Environmental Issues	Charitable/ Political Contributions	Proposals seeking greater disclosure of lobbying expenses and political contributions and expenditures	C

9.41.	Social and Environmental Issues	GENERAL CORPORATE ISSUES: Link Executive Compensation to Social Performance	Proposals to review ways of linking executive compensation to social factors	A

9.42.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: China Principles	Proposals to implement the China Principles.	A

9.43.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: Country-specific human rights reports	Proposals to make reports detailing the company’s operations in a particular country and steps to protect human rights	A

9.44.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: International Codes of Conduct/Vendor Standards	Proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring	A

9.45.	Social and Environmental Issues	LABOR STANDARDS AND HUMAN RIGHTS: MacBride Principles	Proposals to endorse or increase activity on the MacBride Principles.	A

9.46.	Social and Environmental Issues	MILITARY BUSINESS: Foreign Military Sales/Offsets	Proposals to make reports on foreign military sales or offsets.	A

9.47.	Social and Environmental Issues	MILITARY BUSINESS: Landmines and Cluster Bombs	Proposals asking the company to renounce future involvement in antipersonnel landmine production	A

9.48.	Social and Environmental Issues	MILITARY BUSINESS: Nuclear Weapons	Proposals asking the company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts	A

9.49.	Social and Environmental Issues	MILITARY BUSINESS: Operations in Nations Sponsoring Terrorism (Iran)	Proposals asking the company to appoint a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran,	A

9.50.	Social and Environmental Issues	MILITARY BUSINESS: Spaced-Based Weaponization	Proposals asking the company to make reports on a company’s involvement in spaced-based weaponization	A

9.51.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Requests for reports on the company’s efforts to diversify the board	A

9.52.	Social and Environmental Issues	WORKPLACE DIVERSITY: Board Diversity	Proposals asking the company to increase the representation of women and minorities on the board	C

9.53.	Social and Environmental Issues	WORKPLACE DIVERSITY: Equal Employment Opportunity (EEO)	Proposals to increase regulatory oversight of EEO programs	A

9.54.	Social and Environmental Issues	WORKPLACE DIVERSITY: Glass Ceiling	To increase regulatory oversight of EEO programs and Glass Ceiling proposals	A

9.55.	Social and Environmental Issues	WORKPLACE DIVERSITY: Sexual Orientation	Exclude reference to sexual orientation from the EEO statement	A

9.56.	Social and Environmental Issues	Sexual Orientation	Proposals to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation	F

9.57.	Social and Environmental Issues	Sexual Orientation	Proposals to extend company benefits to or eliminate benefits from domestic partners	A

9.57	Social and Environmental Issues	Outsourcing	Proposals asking for companies to report on the risks associated with outsourcing or offshoring.	A

9.58	Social and Environmental Issues	Community Impact Assessment	Proposals asking for reports outlining the potential community impact of company operations in specific regions.	A

9.59	Social and Environmental Issues	Internet Privacy and Censorship	Proposals requesting the disclosure and implementation of Internet privacy and censorship policies and procedures.	C

9.60	Social and Environmental Issues	Adoption of Health Care Reform Principles	Proposals to adopt the implementation of national health care reform principles at the company level.	A

10. 0.	Mutual Fund Proxies	Election of Directors	Director nominees who are not described below	F

10.1.	Mutual Fund Proxies	Election of Directors	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years	W

10.2.	Mutual Fund Proxies	Convert Closed-end Fund to Open-end Fund	Conversion Proposals	C

10.3.	Mutual Fund Proxies	Proxy Contests	Proxy Contests	C

10.4.	Mutual Fund Proxies	Investment Advisory Agreements	Investment Advisory Agreements	F

10.5.	Mutual Fund Proxies	Approve New Classes or Series of Shares	The establishment of new classes or series of shares.	F

10.6.	Mutual Fund Proxies	Change Fundamental Restriction to Nonfundamental Restriction	Proposals to change a fund’s fundamental restriction to a non fundamental restriction	C

10.7.	Mutual Fund Proxies	Change Fundamental Investment Objective to Nonfundamental	Proposals to change a fund’s fundamental investment objective to a non fundamental investment objective	C

10.8.	Mutual Fund Proxies	Name Change Proposals	Name change proposals.	F

10.9.	Mutual Fund Proxies	Change in Fund’s Sub classification	To change a fund’s sub-classification	F

10.10.	Mutual Fund Proxies	Disposition of Assets/Termination/Liquidation	To dispose of assets, liquidate or terminate the fund	F

10.11.	Mutual Fund Proxies	Changes to the Charter Document	To make changes to the charter document	C

10.12.	Mutual Fund Proxies	Changes to the Charter Document	Removal shareholder approval requirement to reorganize or terminate the trust or any of its series	F

10.13.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement for amendments to the new declaration of trust	F

10.14.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act	F

10.15.	Mutual Fund Proxies	Changes to the Charter Document	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares	F

10.16.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to engage in and terminate Sub-advisory arrangements	F

10.17.	Mutual Fund Proxies	Changes to the Charter Document	Removal of shareholder approval requirement to change the domicile of the fund	F

10.18.	Mutual Fund Proxies	Change the Fund’s Domicile	Fund’s Reincorporation	C

10.19.	Mutual Fund Proxies	Authorize the Board to Hire and Terminate Subadvisors Without Shareholder Approval	Proposals authorizing the board to hire/terminate sub-advisors without shareholder approval.	F

10.20.	Mutual Fund Proxies	Distribution Agreements	Distribution agreements	F

10.21.	Mutual Fund Proxies	Master-Feeder Structure	Establishment of a master-feeder structure.	F

10.22.	Mutual Fund Proxies	Mergers	Mergers and Acquisitions	C

10.23.	Mutual Fund Proxies	Shareholder Proposals to Establish Director Ownership Requirement	To mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board	A

10.24.a	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses if dissident wins	F

10.24.b	Mutual Fund Proxies	Shareholder Proposals to Reimburse Proxy Solicitation Expenses	To reimburse proxy solicitation expenses (except as described above)	A

10.25.	Mutual Fund Proxies	Shareholder Proposals to Terminate Investment Advisor	To terminate the investment advisor	C

APPENDIX C

MSCI INDEX DISCLOSURE

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY [LICENSEE]. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISBILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

C-1

Ridgeworth Funds (“Registrant”)

Part C: Other Information

Item 28. Exhibits:

(a)(1)	Agreement and Declaration of Trust, dated January 15, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15, filed July 31, 1996.

(a)(2)	Amendment, dated March 31, 2008, to Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 74, filed May 16, 2008.

(b)(1)	Amended and Restated By-Laws, dated August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37, filed September 21, 2000.

(b)(2)	Amendment No. 1, effective March 31, 2008, to Amended and Restated By-Laws is incorporated herein by reference to Exhibit (b)(2) of Post-Effective Amendment No. 75, filed May 30, 2008.

(c)	Not applicable.

(d)(1)	Amended and Restated Investment Advisory Agreement dated, November 14, 2006, between Ridgeworth Funds (formerly, STI Classic Funds) (the “Registrant”) and RidgeWorth Capital Management, Inc. (formerly, Trusco Capital Management, Inc.) (“RidgeWorth Investments”) is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67, filed May 30, 2007.

(d)(1)(i)	First Amendment, dated April 1, 2008, to the Amended and Restated Investment Advisory Agreement between the Registrant and RidgeWorth Investments is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 74, filed May 16, 2008.

(d)(1)(ii)	Schedule A, dated May 24, 2012, to the Amended and Restated Investment Advisory Agreement between the Registrant and RidgeWorth Investments is filed herewith.

(d)(2)	Investment Subadvisory Agreement, dated December 19, 2008, between RidgeWorth Investments and Zevenbergen Capital Investments, LLC (“Zevenbergen”) is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 78, filed February 12, 2009.

(d)(2)(i)	Amended Schedule A and Schedule B, dated April 27, 2012, to the Investment Subadvisory Agreement between RidgeWorth Investments and Zevenbergen is filed herewith.

(d)(3)	Investment Subadvisory Agreement, dated March 31, 2008, between RidgeWorth Investments and Ceredex Value Advisors LLC (“Ceredex”) is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 74, filed May 16, 2008.

(d)(4)	Investment Subadvisory Agreement, dated March 31, 2008, between RidgeWorth Investments and Certium Asset Management LLC (“Certium”) is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 74, filed May 16, 2008.

(d)(5)	Investment Subadvisory Agreement, dated March 31, 2008, between RidgeWorth Investments and Seix Investment Advisors LLC (“Seix”) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 76, filed July 29, 2008.

(d)(5)(i)	Amended Schedule A, dated September 30, 2011, to the Investment Subadvisory Agreement between RidgeWorth Investments and Seix is filed herewith.

(d)(6)	Investment Subadvisory Agreement, dated March 31, 2008, between RidgeWorth Investments and Silvant Capital Management LLC (“Silvant”) is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 74, filed May 16, 2008.

(d)(6)(i)	Amended Schedule A, dated May 13, 2011, to the Investment Subadvisory Agreement between RidgeWorth Investments and Silvant is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 84, filed July 29, 2011.

(d)(7)	Investment Subadvisory Agreement, dated March 31, 2008, between RidgeWorth Investments and StableRiver Capital Management LLC (“StableRiver”) is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 74, filed May 16, 2008.

(d)(7)(i)	Amended Schedule A, dated April 9, 2012, to the Investment Subadvisory Agreement between RidgeWorth Investments and StableRiver is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 86, filed May 25, 2012.

(d)(8)	Form of Expense Limitation Agreement, dated August 1, 2012, among the Registrant, RidgeWorth Investments, Zevenbergen, Seix and StableRiver is filed herewith.

(e)(1)	Distribution Agreement, dated March 31, 2009, between the Registrant and RidgeWorth Distributors LLC (“RidgeWorth Distributors”) is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 80, filed July 29, 2009.

(e)(2)	First Amendment, dated August 1, 2009, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 81, filed May 28, 2010.

(e)(3)	Second Amendment, dated July 19, 2010, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 83, filed May 27, 2011.

(e)(4)	Form of Third Amendment, dated April 27, 2012, to the Distribution Agreement between the Registrant and RidgeWorth Distributors is filed herewith.

(f)	Not applicable.

(g)(1)	Custodian Agreement dated January 29, 2003 between the Registrant (formerly, STI Classic Funds), RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Brown Brothers Harriman & Co. (“Brown Brothers”), with respect to the International Equity Fund and International Equity Index Fund, is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 84, filed July 29, 2011.

(g)(1)(i)	First Amendment dated March 31, 2008 to the Custodian Agreement dated January 29, 2003 by and between Registrant (formerly, STI Classic Funds), RidgeWorth Variable Trust (formerly, STI Classic Variable Trust) and Brown Brothers, with respect to the International Equity Fund and International Equity Index Fund, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 84, filed July 29, 2011.

(g)(2)	Master Custodian Agreement, dated August 30, 2010, between the Registrant and State Street Bank and Trust Company (“State Street”) is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 83, filed May 27, 2011.

(g)(2)(i)	Form of Notice to the Master Custodian Agreement between the Registrant and State Street is filed herewith.

(h)(1)	Administration Agreement, dated August 30, 2010, between the Registrant and State Street is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 83, filed May 27, 2011.

(h)(1)(i)	Form of Notice to Administration Agreement between the Registrant and State Street is filed herewith.

(h)(2)	Shareholder Servicing Plan, dated November 20, 2008, relating to R Shares, is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 77, filed December 15, 2008.

(h)(2)(i)	Amended Schedule A, dated August 1, 2009, to the Shareholder Servicing Plan, relating to R Shares, is incorporated herein by reference to Exhibit (h)(17) of Post-Effective Amendment No. 80, filed July 29, 2009.

(h)(3)	Shareholder Servicing Plan, dated May 14, 2009, with respect to A Shares and I Shares, is incorporated herein by reference to Exhibit (h)(20) of Post-Effective Amendment No. 79, filed May 29, 2009.

2

(h)(4)	Amended and Restated Securities Lending Management Agreement, dated January 16, 2009, between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(14) of of Post-Effective Amendment No. 78, filed February 12, 2009.

(h)(4)(i)	First Amendment, dated March 4, 2009, to the Amended and Restated Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston is incorporated herein by reference to Exhibit (h)(21) of Post-Effective Amendment No. 81, filed May 28, 2010.

(h)(5)	Shareholder Service Fee Allocation Agreement, dated August 1, 2009, between the Registrant and RidgeWorth Investments is incorporated herein by reference to Exhibit (h)(22) of Post-Effective Amendment No. 81, filed May 28, 2010.

(h)(6)	Fund Services Agreement, dated April 1, 2012, between the Registrant and RidgeWorth Investments is filed herewith.

(h)(7)	Transfer Agency and Service Agreement, dated August 20, 2010, between the Registrant and Boston Financial Data Services, Inc. (“BFDS”) is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 84, filed July 29, 2011.

(h)(7)(i)	Amendment, dated December 1, 2011, to the Transfer Agency and Service Agreement between the Registrant and BFDS is filed herewith.

(i)	Opinion and Consent of Counsel is filed herewith.

(j)	Consent of independent registered public accounting firm is filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution and Service Plan, dated May 17, 2005, as amended March 31, 2008, relating to A Shares is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 81, filed May 28, 2010.

(m)(1)(i)	Amended Schedule A, dated April 17, 2012, to the Distribution and Service Plan, relating to A Shares, is filed herein.

(m)(2)	Distribution and Service Plan, dated May 17, 2005, as amended November 30, 2010, relating to C Shares, is filed herein.

(m)(3)	Distribution and Service Plan, dated May 14, 2009, relating to R Shares, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 79, filed May 29, 2009.

(n)	Rule 18f-3 Multiple Class Plan as amended August 9, 2011 is filed herein.

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics as amended August 9, 2011 is filed herein.

(p)(2)	Code of Ethics for RidgeWorth Investments, Ceredex, Certium, Silvant and StableRiver is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 84, filed July 29, 2011.

(p)(3)	Code of Ethics for Zevenbergen, effective March 14, 2011, is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 83, filed May 27, 2011.

(p)(4)	Code of Ethics for Seix is filed herein.

(p)(5)	Code of Ethics for RidgeWorth Distributors is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 83, filed May 27, 2011.

3

(q)(1)	Power of Attorney, dated March 1, 2011, for each of Jeffrey M. Biggar, Sidney E. Harris, Connie D. McDaniel, George C. Guynn and Warren Y. Jobe is incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 83, filed May 27, 2011.

(q)(2)	Power of Attorney, dated April 1, 2012, for Tim E. Bentsen is incorporated herein by reference to Exhibit (q)(2) of of Post-Effective Amendment No. 86, filed May 25, 2012.

ITEM 29. Persons Controlled by or under Common Control with Registrant:

See the prospectus and Statement of Additional Information regarding the Registrant’s control relationships.

ITEM 30. Indemnification:

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 1.12 of the Distribution Agreement filed as Exhibit (e)(1) to the Registrant’s Registration Statement.

In addition, Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registrant’s Registration Statement provides that, subject to the exceptions and limitations contained in Article VIII, every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. No indemnification shall be provided hereunder to a Trustee or Officer who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 31. Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each investment adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Investment Adviser:

RidgeWorth Capital Management, Inc.

RidgeWorth Investments, located at 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305, serves as the investment adviser for each of the Registrant’s series.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chairman, Chief Executive Officer, and Chief Investment Officer	CeredexValue Advisors LLC (“Ceredex”) Silvant Capital Management LLC (“Silvant”) StableRiver Capital Management LLC (“StableRiver) Certium Asset Management LLC (“Certium”)	Chief Executive Officer Chief Executive Officer Chairman Chief Executive Officer

Josie C. Rosson Managing Director	Ceredex Certium StableRiver Silvant	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

4

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
John H. Stebbins Chief Financial Officer, Treasurer & Managing Director	Ceredex Certium Seix Silvant StableRiver	Chief Financial Officer Chief Financial Officer Vice President Chief Financial Officer Chief Financial Officer

William A. Turner Managing Director and Board Secretary	StableRiver	Chief Operating Officer

Investment Subadvisers:

Ceredex Value Advisors LLC

Ceredex serves as the investment subadviser for the Registrant’s Large Cap Value Equity Fund, Mid-Cap Value Equity Fund and Small Cap Value Equity Fund. The principal address of Ceredex is 300 South Orange Avenue, Suite 1600, Orlando, Florida 32801.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management, Inc. Silvant StableRiver Certium	Chairman, Chief Executive Officer and Chief Investment Officer Chief Executive Officer Chairman Chief Executive Officer

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management, Inc. Certium StableRiver Silvant	Managing Director Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

John Stebbins Chief Financial Officer	RidgeWorth Capital Management, Inc. Certium Silvant StableRiver Seix	Chief Financial Officer and Treasurer Chief Financial Officer Chief Financial Officer Chief Financial Officer Vice President

Certium Asset Management LLC

Certium serves as the investment subadviser for the Registrant’s International Equity Fund and International Equity Index Fund. The principal address of Certium is 3333 Piedmont Road, Suite 1400, Atlanta, GA 30305.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management, Inc. Silvant Ceredex StableRiver	Chairman, Chief Executive Officer and Chief Investment Officer Chief Executive Officer Chief Executive Officer Chairman

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management, Inc. Ceredex StableRiver Silvant	Managing Director Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

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NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
John Stebbins Chief Financial Officer	RidgeWorth Capital Management, Inc. Ceredex Silvant StableRiver Seix	Chief Financial Officer Chief Financial Officer Chief Financial Officer Chief Financial Officer Vice President

Seix Investment Advisors LLC

Seix serves as the investment subadviser for the Registrant’s Core Bond Fund, Corporate Bond Fund, High Income Fund, Intermediate Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Total Return Bond Fund and U.S. Government Securities Fund. The principal address of Seix is 10 Mountainview Road, Suite C-200, Upper Saddle River, New Jersey 07458.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
James Keegan CEO and CIO	RidgeWorth Capital Management, Inc.	Vice President

Silvant Capital Management LLC

Silvant serves as the investment subadviser for the Registrant’s Large Cap Core Growth Stock Fund, Large Cap Growth Stock Fund, Select Large Cap Growth Stock Fund and Small Cap Growth Stock Fund. The principal address of Silvant is 3333 Piedmont Road, Suite 1400, Atlanta, GA 30305.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chief Executive Officer	RidgeWorth Capital Management, Inc. Ceredex Certium StableRiver	Chairman, Chief Executive Officer & Chief Investment Officer Chief Executive Officer Chief Executive Officer Chairman

Joe Ransom Managing Director	RidgeWorth Capital Management, Inc.	Vice President

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management, Inc. Certium StableRiver Ceredex	Managing Director Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

John Stebbins CFO	RidgeWorth Capital Management, Inc. Ceredex Certium Seix StableRiver	Chief Financial Officer Chief Financial Officer Chief Financial Officer Vice President Chief Financial Officer

StableRiver Capital Management LLC

StableRiver serves as the investment subadviser for the Registrant’s Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, Investment Grade Tax-Exempt Bond Fund, North Carolina Tax-Exempt Bond Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Ultra-Short Bond Fund, U.S. Government Securities Ultra-Short Bond Fund and Virginia Intermediate Municipal Bond Fund. The principal address of StableRiver is 3333 Piedmont Road, Suite 1500, Atlanta, GA 30305.

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NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
Ashi Parikh Chairman	RidgeWorth Capital Management, Inc. Ceredex Certium Silvant	Chairman, Chief Executive Officer & Chief Investment Officer Chief Executive Officer Chief Executive Officer Chief Executive Officer

Rick Nelson Chief Executive Officer & Chief Investment Officer	RidgeWorth Capital Management, Inc.	Vice President

Josie Rosson Chief Compliance Officer	RidgeWorth Capital Management, Inc. Ceredex Certium Silvant	Managing Director Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

John Stebbins Chief Financial Officer	RidgeWorth Capital Management, Inc. Ceredex Certium Seix Silvant	Chief Financial Officer Chief Financial Officer Chief Financial Officer Vice President Chief Financial Officer

William A. Turner Chief Operating Officer	RidgeWorth Capital Management, Inc.	Managing Director & Board Secretary

Zevenbergen Capital Investments LLC

Zevenbergen serves as the investment subadviser for the Registrant’s Aggressive Growth Stock Fund. The principal address of Zevenbergen is 601 Union Street, Seattle, Washington 98101.

NAME	NAME OF OTHER COMPANY	CONNECTION WITH OTHER COMPANY
NONE

ITEM 32. Principal Underwriters:

Item 32(a)	RidgeWorth Distributors LLC serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

RidgeWorth Funds

Item 32(b)	The following are Officers and Directors of RidgeWorth Distributors LLC. The main business address of RidgeWorth Distributors LLC is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

Item 32(c)	Not applicable.

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ITEM 33. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s custodians:

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02117

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

(International Equity Fund only)

(b)	With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s administrator:

State Street Bank and Trust Company

2 Copley Place, 3rd Floor

Boston, Massachusetts 02116

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser and subadvisers:

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(records relating to its function as adviser)

Ceredex Value Advisers LLC

300 South Orange Avenue, Suite 1600

Orlando, FL 32801

(records relating to its function as subadviser)

Certium Asset Management LLC

3333 Piedmont Road, Suite 1400

Atlanta, GA 30305

(records relating to its function as subadviser)

Seix Investment Advisors LLC

10 Mountain View Road

Suite C-200

Upper Saddle River, New Jersey 07458

(records relating to its function as subadviser)

Silvant Capital Management LLC

3333 Piedmont Road, Suite 1400

Atlanta, GA 30305

(records relating to its function as subadviser)

StableRiver Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(records relating to its function as subadviser)

Zevenbergen Capital Investments LLC

601 Union Street

Suite 4600

Seattle, Washington 98101

(records relating to its function as subadviser)

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(d)	RidgeWorth Distributors LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

(records relating to its function as distributor)

ITEM 34. Management Services:

None.

ITEM 35. Undertakings:

None.

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NOTICE

A copy of the Agreement and Declaration of Trust, as amended, for the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 87 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 87 under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 88 under the Investment Company Act of 1940, as amended, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, and State of Georgia, on the 27th day of July, 2012.

By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Jeffrey M. Biggar*	Trustee	July 27, 2012
Jeffrey M. Biggar

/s/ George C. Guynn*	Trustee	July 27, 2012
George C. Guynn

/s/ Sidney E. Harris*	Trustee	July 27, 2012
Sidney E. Harris

/s/ Warren Y. Jobe*	Trustee	July 27, 2012
Warren Y. Jobe

/s/ Connie D. McDaniel*	Trustee	July 27, 2012
Connie D. McDaniel

/s/ Tim E. Bentsen*	Trustee	July 27, 2012
Tim E. Bentsen

/s/ Julia R. Short	President and Chief Executive Officer	July 27, 2012
Julia R. Short

/s/ Cynthia L. Morse-Griffin	Treasurer and Chief Financial Officer	July 27, 2012
Cynthia L. Morse-Griffin

*By:	/s/ Julie Tedesco
Julie Tedesco

*	Pursuant to Powers of Attorney

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Exhibit Index

Exhibit	Document

(d)(1)(ii)	Schedule A, dated May 24, 2012, to the Amended and Restated Investment Advisory Agreement between the Registrant and RidgeWorth Investments

(d)(2)(i)	Amended Schedule A and Schedule B, dated April 27, 2012, to the Investment Subadvisory Agreement between RidgeWorth Investments and Zevenbergen

(d)(5)(i)	Amended Schedule A, dated September 30, 2011, to the Investment Subadvisory Agreement between RidgeWorth Investments and Seix

(d)(8)	Form of Expense Limitation Agreement, dated August 1, 2012, among the Registrant, RidgeWorth Investments, Zevenbergen, Seix and StableRiver

(e)(4)	Form of Third Amendment, dated April 27, 2012, to the Distribution Agreement between the Registrant and RidgeWorth Distributors

(g)(2)(i)	Form of Notice to the Master Custodian Agreement between the Registrant and State Street

(h)(1)(i)	Form of Notice to Administration Agreement between the Registrant and State Street

(h)(6)	Fund Services Agreement, dated April 1, 2012, between the Registrant and RidgeWorth Investments

(h)(7)(i)	Amendment, dated December 1, 2011, to the Transfer Agency and Service Agreement between the Registrant and BFDS

(i)	Opinion and Consent of Counsel

(j)	Consent of independent registered public accounting firm

(m)(1)(i)	Amended Schedule A, dated April 17, 2012, to the Distribution and Service Plan, relating to A Shares

(m)(2)	Distribution and Service Plan, dated May 17, 2005, as amended November 30, 2010, relating to C Shares

(n)	Rule 18f-3 Multiple Class Plan as amended August 9, 2011

(p)(1)	Registrant’s Code of Ethics as amended August 9, 2011

(p)(4)	Code of Ethics for Seix

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